                                                                             ISG
                                                                           -----
                                                                           FUNDS
                                                                           -----



                             [PHOTO APPEARS HERE]

                                                SEMI ANNUAL REPORT June 30, 1999

                                                                           -----

                                                                             ISG
                                                                           -----
                                                                           FUNDS
                                                                           -----


The ISG Funds provide shareholders with a variety of features to make investing in the Funds easy, convenient and manageable.

                                ISG FUND FACTS

ISG Fund Features             ISG Fund Benefits
--------------------------------------------------------------------------------
Professional Investment       The investment managers at First American National
Management                    Bank are experienced investment professionals who
                              oversee the investments in each mutualfund.


Low Minimum Investment        Initial investments in the Funds can be as low as
                              $1,000.


Dedicated Customer            Account information is available from helpful
Service                       representatives. Just call 1-800-852-0045.


Automatic Investments         Investments can be made once or twice a month with
                              automatic transfers from your checking account to your Fund account.


Dollar Cost                   Dollar Cost Averaging is a means of investing by
Averaging                     which you invest a fixed dollar amount on a
                              consistent basis. You invest whether the financial markets are high or low. As a result, you buy more shares when prices are low and fewer when prices are high. In this way, you can achieve a lower average cost per share.*


Automatic Withdrawals         Automatic withdrawals from your Fund account can
                              be made and credited to any account you designate.


Free Exchange Privileges      Shares of a Fund can be exchanged into shares of
                              other ISGFunds at no cost.**


Regular Informative           You will receive account statements after each
Statements and Reports        transaction, plus regular financial reports
                              highlighting performance and investment
                              strategies.


Dividend Reinvestment         Dividend income and capital gains can be
                              reinvested automatically in additional shares of a Fund.


Daily Redemptions             Shares are redeemable each business day (at the
                              net asset value per share, which may be worth more or less than your original cost, next determined after receipt of your redemption request) by mail, telephone or bank wire.


--------------------------------------------------------------------------------


* Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. You should consider your financial ability to continue your investment program during periods of extreme share price fluctuations.
** Exchange privileges may be modified or discontinued by the Funds at any time. Upon redemption, shares may be worth more or less than their original cost.

                               Table of Contents

                    Letter from the Chief Investment Officer
                                     Page 1

                           Treasury Money Market Fund
                            Prime Money Market Fund
                          Tax-Exempt Money Market Fund
                                     Page 3

                       Limited Term U.S. Government Fund
                                    Page 19

                             Government Income Fund
                                    Page 25

                             Municipal Income Fund
                                    Page 33

                     Limited Term Tennessee Tax-Exempt Fund
                                    Page 41

                           Tennessee Tax-Exempt Fund
                                    Page 46

                            Limited Term Income Fund
                                    Page 53

                                  Income Fund
                                    Page 61

                               Equity Income Fund
                                    Page 69

                             Large-Cap Equity Fund
                                    Page 77

                              Capital Growth Fund
                                    Page 85

                                  Mid-Cap Fund
                                    Page 93

                           Small-Cap Opportunity Fund
                                    Page 99

                           International Equity Fund
                                    Page 106

                              Strategic Portfolios
                                    Page 114

                         Notes to Financial Statements

Letter from the Chief Investment Officer
--------------------------------------------------------------------------------


To Our Shareholders:

I am pleased to send you the ISG Funds' semi-annual report for the six months ended June 30, 1999, a period that saw continued growth in both the equity markets and the breadth of selection available to our shareholders.

Earlier this year we launched the ISG Mid-Cap Fund and added the ISG Tax-Exempt Money Market Fund to our lineup. Both new funds add strategic value to our comprehensive lineup of portfolios. The Mid-Cap Fund, which targets stocks with median market caps of up to $5 billion, enables investors to pursue opportunities in the traditionally rewarding mid-capitalization sector. During the most recent six-month period, such flexibility proved especially profitable, as the market moved away from large-cap growth stocks and broadened to include the type of issues the Mid-Cap Fund favors. As for the Tax-Exempt Money Market Fund,/1/,/2/ shareholders in higher marginal tax brackets will certainly relish the prospect of earning competitive yields that are free from federal income taxes.

Overall, the ISG family of funds now offers 21 separate portfolios, including the five widely diversified "fund of funds" in our Strategic Portfolio series-- with an investment option to meet nearly every shareholder's long- and short-term financial needs. But, when it comes to finding a fund, that match a prudent investor's time horizon and tolerance for risk--whether the goal is retirement, college education or generating high current income--ISG offers an extraordinarily well-rounded selection of investment opportunities.

Stocks: Market sentiment changed with breathtaking speed

The biggest news in the market was not that stocks continued their climb to new levels--which they did, with the Dow Industrial Average,/3/ the S&P 500/4/ and the Nasdaq Composite/5/ setting new highs in the spring. In fact, shareholders who remained committed to their equity investment program enjoyed historically handsome returns, coming on the heels of four straight years of impressive gains.

What really took our breath away was the dramatic and abrupt manner in which market leadership rotated away from the large-cap growth stocks--which had powered the market, almost without pause, in recent years--and into cyclical and "value" names. There were some compelling reasons for this movement. The prospects for a global economic recovery and cheap relative valuations seemed to favor those sectors most sensitive to the economic cycle--such as paper, chemicals, metal and auto companies, among others.

This shift in market sentiment hit in the early weeks of April, damaging the performance of many growth stocks, especially in the pharmaceutical and technology sectors, and lifting the prices of relatively undervalued and generally smaller issues. To underscore the power of the new market leadership, the Russell 2000 Index,/6/ which is generally representative of smaller stocks, gained 15.55% in the second quarter of 1999, while the S&P 500 rose less than half as much, just 7.05%.

The rapid movement from large-cap growth names to cyclical and value stocks (and then back to growth at the very end of the period) illustrated two key lessons that shareholders may want to remember. First, chasing after the current "hot" sector or stock can be folly. Market moves are unpredictable and investors who try to time the market often find themselves in the wrong place at the wrong time, a mistake that can cost them money. Second, there is much to be said for crafting a prudent and appropriate investment strategy and then sticking to it, regardless of short-term market conditions. An investor who focused on value stocks did not get much play in the first quarter of the year, but did quite well for the most recent six-month period as a whole.

Bonds struggled against an interest-rate bias

As most fixed-income investors know, the value of bonds lives or dies with the direction of interest rates. Bond prices move in the opposite direction of rates; when rates go down, bond prices rise, and vice versa.
---------
/1/The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
/2/An investment in the Fund is not guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
/3/The Dow Jones Industrial Average is a price-weighted average based on the price movements of 30 blue-chip stocks.
/4/The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the stock market as a whole.
/5/The Nasdaq Composite Index is a market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market, as well as National Market System traded foreign common stocks and ADRs.
/6/The Russell 2000 Index is an unmanaged index generally representative of the performance of small-capitalization stocks.

--------------------------------------------------------------------------------


In 1998, interest rates were generally lower, and bond investors rejoiced as the value of their portfolios rose. The decline in rates was triggered by fears of a worldwide financial meltdown (which did not come to pass) and the Federal Reserve Board's (the Fed) decision to lower its benchmark fed funds rate three times between September and December of 1998. Bonds' total returns were given an extra boost by historically mild inflation; on an inflation-adjusted basis, bonds proved to be an unusually good investment.

Through the first six months of 1999, inflation remained remarkably tame. However, a number of circumstances conspired to push interest rates up steadily, and to depress bond prices. Fears of a global financial crisis evaporated, reducing the downward pressure on rates. In fact, many economists noted hints of inflation, which portended action by the Fed to raise rates. The announcement in May that the Consumer Price Index/7/ had risen a whopping 0.7% in April fueled inflation fears further. Finally, on the last day of our reporting period, June 30, 1999, the Fed did indeed raise the fed funds rate 25 basis points (0.25%).

While a quarter-point hike was not excessive, the damage already had been done by investors anticipating such a move. Bonds of every type took hits ranging from mild to severe. For the first six months of 1999, the fixed-income market was grim, in contrast to the upwardly mobile stock arena. Last year, bonds were the darlings of many investors' portfolios. This year, so far, they have not produced the same sterling returns. Such is the nature of investing.

A mixed bag of news for the rest of the year

As I write this letter in the middle of July, bonds have stabilized, and stocks continue to march slowly forward. How do we view the remainder of 1999?

Going forward, we are a bit more cautious in our allocations to equities. We do not believe stocks will continue to perform with the vigor displayed in the last six months. Although second-quarter earnings reports are generally positive, we foresee some potential trouble with earnings down the road, as well as reduced pricing flexibility for many companies. Stocks have risen to this point faster than we expected, which leads us to think that the road to future growth could be bumpy in the near term.

As for bonds, we do not believe interest rates are going to explode upward. Most inflation indicators (the exception being energy prices) remain benign, and wage increases have been remarkably restrained. However, the Fed has showed its willingness to raise interest rates when it deems such action necessary, and we would not be surprised to see rates rise another one-quarter to three-eighths of a point by the end of the year. Such an increase would not pulverize bond prices, but they would not do them much good. The stock market is not likely to digest higher rates without at least a touch of indigestion.

All in all, this could be a dicey time in the markets. But this is where our expertise pays off: Calmly and clearly, we survey the landscape, consider all options and make judicious decisions about where and how to invest your money. We thank you for your support, and we pledge to remain diligent in helping you achieve your financial goals.

Sincerely,

/s/ Frederick S. Crown Jr.

Frederick S. Crown Jr., CFA
Chief Investment Officer
---------
/7/The Consumer Price Index is a measure of the average change in prices over time in a fixed market basket of goods and services.
Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

[PICTURE OF JOHN MARK MCKENZIE]

               John Mark McKenzie
               Portfolio Manager
               ISG Prime Money Market Fund
               ISG Treasury Money Market Fund

[PICTURE OF SHARON BROWN]

               Sharon Brown
               Portfolio Manager
               ISG Tax-Exempt Money Market Fund
--------------------------------------------------------------------------------
 Investment Goal

 The ISG money market funds seek to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Each fund seeks its objective by investing in:

 Prime Money Market Fund -- A broad range of Government, bank and corporate short-term, money-market obligations.

 Treasury Money Market Fund -- U.S. Treasury Securities, other obligations that are guaranteed as to principal and interest by the U.S. Government and related repurchase agreements.

 Tax-Exempt Money Market Fund -- Variable-rate municipal notes, along with short-term municipal bonds with maturities less than 397 days--producing income that is free from federal income tax.
--------------------------------------------------------------------------------

Q. What factors affected the performance of the money market funds?

A. During the last six months, interest rates rose steadily. On June 30, 1999, the last day of the period, the Federal Reserve followed through with a widely anticipated move, raising short-term rates by 25 basis points (0.25%). This was in contrast to the latter half of 1998, during which time the Fed lowered rates three times.

While the climb in rates was bad for bond prices, it helped boost yields on the types of short-term paper our money market funds favor. However, because fund yields lag interest-rate movements by 30 to 70 days, the full benefit of rising yields probably will be felt sometime after the close of the period later this summer.

As of June 30, 1999, the average maturity of the Prime Money Market Fund was 60 days; for the U.S. Treasury Money Market Fund, it was 54 days; for the Tax-Exempt Money Market Fund, it was 71 days.

Q. What is your outlook for the next six months?

A. We expect short-term rates to rise (0.25%-0.375%), which would gradually add to the yield we provide our shareholders.

---------
An investment in any of the Funds is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Treasury Money Market Fund                             June 30, 1999 (Unaudited)

 U.S. Treasury Bills* (17.7%)

                                                                    Amortized
                                                       Principal       Cost
                                                         Amount      (Note 2)
                                                      ------------ ------------

4.48%, 7/8/99 (b).................................... $ 20,000,000 $ 19,982,578
4.31%, 9/9/99........................................   20,000,000   19,832,389
4.57%, 9/16/99.......................................   25,000,000   24,755,365
4.57%, 9/23/99.......................................   20,000,000   19,786,733
                                                                   ------------
TOTAL U.S. TREASURY BILLS
 (Cost $84,357,065)..................................                84,357,065
                                                                   ------------

 U.S. Treasury Notes (34.8%)
6.38%, 7/15/99 (b)...................................   25,000,000   25,015,534
6.88%, 08/31/99......................................   25,000,000   25,088,358
7.13%, 9/30/99.......................................   25,000,000   25,144,994
6.00%, 10/15/99......................................   25,000,000   25,097,828
7.75%, 11/30/99......................................   20,000,000   20,234,639
5.38%, 1/31/00.......................................   20,000,000   20,057,212
8.50%, 2/15/00.......................................   25,000,000   25,526,744
                                                                   ------------
TOTAL U.S. TREASURY NOTES
 (Cost $166,165,309).................................               166,165,309
                                                                   ------------
 Repurchase Agreements (47.0%)
Merrill Lynch, 4.75%, 7/2/99, dated 6/30/99, with a
 maturity value of $112,187,038 (Collateralized by
 $107,207,000, U.S. Treasury Bonds/Notes, 5.75%-
 9.00%, 8/15/03-8/15/27, fair value --
 $114,401,211).......................................  112,157,441  112,157,441
Prudential, 4.75%, 7/1/99, dated 6/30/99, with a
 maturity value of $112,172,240 (Collateralized by
 $201,085,716, Government National Mortgage Assoc.,
 6.13%-6.50%, 1/20/22-6/15/29, fair value --
  $114,400,590)......................................  112,157,441  112,157,440
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (Cost $224,314,881)......               224,314,881
                                                                   ------------

 Short-Term Securities Held as Collateral (9.7%)

                                                                  Amortized
                                                     Principal       Cost
                                                       Amount      (Note 2)
                                                    ------------ ------------
Repurchase Agreements (9.7%)
Paine Webber, 4.90%, 7/1/99, dated 6/30/99, with a
 maturity value of $46,287,549 (Collateralized by
 $67,335,000 U.S. Treasury Bonds/Notes, 6.13%-
 12.38%, 5/15/04-11/15/27, fair value --
 $47,207,190)...................................... $ 46,281,250 $ 46,281,250
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
 (Cost $46,281,250)................................                46,281,250
                                                                 ------------
TOTAL INVESTMENTS
 (Cost $521,118,505) (a) -- (109.2%)...............               521,118,505
Liabilities in excess of other
 assets -- (-9.2%).................................               (43,900,161)
                                                                 ------------
TOTAL NET ASSETS -- (100.0%).......................              $477,218,344
                                                                 ============

---------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) All or a portion of this security has been loaned at June 30, 1999.
 * Yield effective at purchase.
                       See notes to financial statements

ISG FUNDS
Treasury Money Market Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at amortized cost......................              $250,522,374
Repurchase agreements, at cost......................               270,596,131
                                                                  ------------
 Total Investments..................................               521,118,505
Interest and dividends receivable...................                 3,486,553
Receivable for capital shares issued................                 1,060,783
Receivable from investment adviser..................                    25,300
Prepaid expenses and other assets...................                    73,702
                                                                  ------------
 Total Assets.......................................               525,764,843
Liabilities:
Payable for return of collateral held for securities
 on loan............................................  $46,281,250
Distributions payable...............................    1,724,555
Custody payable.....................................      286,994
Accrued expenses and other payables:
 Investment advisory fees...........................      104,453
 Administration fees................................        3,981
 Distribution fees..................................       75,880
 Custodian fees.....................................       13,389
 Other..............................................       55,997
                                                      -----------
 Total Liabilities..................................                48,546,499
                                                                  ------------
Net Assets:
Capital.............................................               477,237,321
Undistributed (distributions in excess of) net
 investment income..................................                     3,539
Undistributed (distributions in excess of) net
 realized gains.....................................                   (22,516)
                                                                  ------------
Net Assets..........................................              $477,218,344
                                                                  ============
Class A Shares
 Net Assets.........................................              $137,887,899
 Shares outstanding.................................               137,895,387
 Offering and redemption price per share............              $       1.00
                                                                  ============
Institutional Shares
 Net Assets.........................................              $339,330,445
 Shares outstanding.................................               339,344,640
 Offering and redemption price per share............              $       1.00
                                                                  ============

 Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income..........................................          $11,536,654
Income from securities lending...........................               22,783
                                                                   -----------
 Total Investment Income.................................           11,559,437
Expenses:
Investment advisory fees................................. $611,511
Administration fees......................................  244,602
Shareholder servicing fees -- Class A Shares.............  211,666
Shareholder servicing fees -- Institutional Shares.......  236,086
Custodian fees...........................................   45,554
Accounting fees..........................................    8,392
Transfer agent fees......................................   16,240
Directors' fees..........................................    5,137
Other fees...............................................  133,672
                                                          --------
 Total expenses before voluntary fee
  reductions/reimbursements..............................            1,512,860
 Expenses voluntarily reduced/reimbursed.................              (78,600)
                                                                   -----------
 Net expenses............................................            1,434,260
                                                                   -----------
Net Investment Income....................................           10,125,177
                                                                   -----------
Change in net assets resulting from operations...........          $10,125,177
                                                                   ===========

                       See notes to financial statements

ISG FUNDS
Treasury Money Market Fund

 Statements of Changes in Net Assets

                                                     Six Months    Year Ended
                                                   Ended June 30, December 31,
                                                        1999          1998
                                                   -------------- ------------
                                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment income............................  $ 10,125,177  $  8,989,954
 Net realized gains (losses) from investment
  transactions....................................            --       (22,516)
                                                    ------------  ------------
Change in net assets resulting from operations....    10,125,177     8,967,438
                                                    ------------  ------------
Distributions to Class A Shareholders:
 From net investment income.......................    (3,494,848)   (4,199,074)
Distributions to Institutional Shareholders:
 From net investment income.......................    (6,630,329)   (4,790,880)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions....................................   (10,125,177)   (8,989,954)
                                                    ------------  ------------
Change in net assets from capital transactions....      (235,764)  286,236,862
                                                    ------------  ------------
Change in net assets..............................      (235,764)  286,214,346
Net Assets:
 Beginning of period..............................   477,454,108   191,239,762
                                                    ------------  ------------
 End of period....................................  $477,218,344  $477,454,108
                                                    ============  ============

 Statement of Cash Flows

                                                              Six Months Ended
                                                                  June 30,
                                                                    1999
                                                              ----------------
                                                                (Unaudited)
Cash Flows from Operating Activities:
 Net investment income....................................... $     10,125,177
 Adjustments to reconcile net investment income to net cash
  provided by (used in) operating activities:
  Cost of investment securities purchased....................  (21,476,517,950)
  Proceeds from disposition of investment securities.........   21,478,777,483
  Decrease (increase) in investments purchased with cash
   collateral from securities lending........................      (46,281,250)
  Decrease (increase) in interest and dividends receivable...         (291,447)
  Decrease (increase) in other assets........................          (56,884)
  Increase (decrease) in payable for return of collateral
   received from securities lending..........................       46,281,250
  Increase (decrease) in accrued expenses....................          115,618
  Net amortization/accretion from investments................       (1,442,464)
                                                              ----------------
 Net cash provided by (used in) operating activities.........       10,709,533
                                                              ----------------
Cash Flows from Financing Activities:
 Proceeds from shares issued.................................      523,932,361
 Cost of shares redeemed.....................................     (525,707,811)
 Cash distributions paid.....................................       (9,220,376)
                                                              ----------------
 Net cash provided by (used in) financing activities.........      (10,995,826)
                                                              ----------------
Net increase (decrease) in cash..............................         (286,293)
Cash:
 Beginning balance...........................................             (701)
                                                              ----------------
 Ending balance.............................................. $       (286,994)
                                                              ================

---------
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $485,757.
                       See notes to financial statements

ISG FUNDS
Treasury Money Market Fund

 Financial Highlights, Class A Shares

                           Six Months     Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31, December 31, December 31,
                              1999           1998         1997         1996         1995       1994(a)
                         --------------  ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  1.000       $  1.000     $ 1.000      $ 1.000      $  1.000     $  1.000
                            --------       --------     -------      -------      --------     --------
Investment Activities
 Net investment income
  (loss)................       0.020          0.046       0.047        0.047         0.053        0.030
                            --------       --------     -------      -------      --------     --------
 Total from Investment
  Activities............       0.020          0.046       0.047        0.047         0.053        0.030
                            --------       --------     -------      -------      --------     --------
Distributions
 Net investment income..      (0.020)        (0.046)     (0.047)      (0.047)       (0.053)      (0.030)
                            --------       --------     -------      -------      --------     --------
 Total Distributions....      (0.020)        (0.046)     (0.047)      (0.047)       (0.053)      (0.030)
                            --------       --------     -------      -------      --------     --------
Net change in asset
 value..................          --             --          --           --            --           --
                            --------       --------     -------      -------      --------     --------
Net Asset Value, End of
 Period.................    $  1.000       $  1.000     $ 1.000      $ 1.000      $  1.000     $  1.000
                            ========       ========     =======      =======      ========     ========
Total Return............        2.06%(b)       4.68%       4.78%        4.78%         5.41%        3.01%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $137,888       $167,475     $77,065      $78,308      $168,430     $139,715
Ratio of expenses to
 average net assets.....        0.60%(c)       0.77%       0.75%        0.56%         0.50%        0.54%(c)
Ratio of net investment
 income to average net
 assets.................        4.13%(c)       4.56%       4.68%        4.72%         5.28%        4.02%(c)
Ratio of expenses to
 average net assets*....        0.68%(c)       0.78%        (d)         0.74%         0.75%        0.83%(c)
Portfolio turnover**....

  * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from March 29, 1994 (commencement of operations) through December 31, 1994.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.

 Financial Highlights, Institutional Shares

                           Six Months     Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31,
                              1999           1998         1997       1996(a)
                         --------------  ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  1.000       $  1.000     $  1.000     $  1.000
                            --------       --------     --------     --------
Investment Activities
 Net investment income
  (loss)................       0.021          0.048        0.049        0.024
                            --------       --------     --------     --------
 Total from Investment
  Activities............       0.021          0.048        0.049        0.024
                            --------       --------     --------     --------
Distributions
 Net investment income..      (0.021)        (0.048)      (0.049)      (0.024)
                            --------       --------     --------     --------
 Total Distributions....      (0.021)        (0.048)      (0.049)      (0.024)
                            --------       --------     --------     --------
Net change in asset
 value..................          --             --           --           --
                            --------       --------     --------     --------
Net Asset Value, End of
 Period.................    $  1.000       $  1.000     $  1.000     $  1.000
                            ========       ========     ========     ========
Total Return............        2.07%(b)       4.93%        5.05%        2.43%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $339,330       $309,979     $114,175     $109,698
Ratio of expenses to
 average net assets.....        0.58%(c)       0.53%        0.50%        0.52%(c)
Ratio of net investment
 income to average net
 assets.................        4.15%(c)       4.78%        4.94%        4.78%(c)
Ratio of expenses to
 average net assets*....        0.58%(c)        (d)          (d)          (d)

  * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from July 1, 1996 (commencement of operations) through December 31, 1996.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

ISG FUNDS                                      Schedule of Portfolio Investments
Prime Money Market Fund                                June 30, 1999 (Unaudited)

 Commercial Paper* (84.7%)

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                       ----------- ------------
Banking/Finance (59.8%)
Abbey National N.A., 5.01%, 9/15/99................... $18,000,000 $ 17,809,620
American Express, 4.94%, 8/25/99......................  19,000,000   18,856,603
American General Finance Corp., 4.83%, 7/12/99........  17,000,000   16,974,911
Associates Corp. of N.A., 4.83%, 7/6/99...............  18,000,000   17,987,925
Banca Credit Financial Corp., 4.80%, 8/9/99...........  10,000,000    9,948,000
Bancque Generale du Luxembourg S.A., 5.01%, 8/13/99...  19,000,000   18,886,301
Bank Austria AG, 5.08%, 7/28/99.......................  19,000,000   18,927,610
Bayerische Landesbank Ny, 4.98%, 9/13/99..............  19,000,000   18,805,503
Commercial Credit Co., 4.86%, 7/21/99.................  18,000,000   17,951,400
Ford Motor Credit Co., 4.84%, 7/8/99..................  18,000,000   17,983,060
Household Finance Corp., 4.90%, 8/11/99...............  19,000,000   18,893,969
IBM Credit Corp., 4.80%, 7/1/99.......................  18,000,000   18,000,000
Lloyds Bank PLC, 4.94%, 8/23/99.......................  18,000,000   17,869,090
USAA Capital Corp., 4.83%, 7/16/99....................  18,000,000   17,963,775
Wells Fargo Co., 5.01%, 8/20/99.......................  19,000,000   18,867,792
                                                                   ------------
                                                                    265,725,559
                                                                   ------------
Consumer Products (16.4%)
BellSouth Telecommunications, 5.17%, 7/26/99..........  16,110,000   16,052,161
General Electric, 4.93%, 8/16/99......................  19,000,000   18,880,311
Kimberly Clark, 4.90%, 7/19/99........................  19,000,000   18,953,449
Proctor & Gamble, 4.88%, 8/2/99.......................  19,000,000   18,917,582
                                                                   ------------
                                                                     72,803,503
                                                                   ------------
Industrial (8.5%)
Alcoa, Inc., 4.85%, 7/14/99...........................  19,000,000   18,966,723
Deere & Co., 4.88%, 7/23/99...........................  19,000,000   18,943,338
                                                                   ------------
                                                                     37,910,061
                                                                   ------------
TOTAL COMMERCIAL PAPER
 (Cost $376,439,123)..................................              376,439,123
                                                                   ------------

 U.S. Government Agency Securities (14.9%)

                                                                    Amortized
                                                        Principal      Cost
                                                         Amount      (Note 2)
                                                       ----------- ------------
Federal Farm Credit Bank (3.4%)
5.26%, 3/17/00.......................................  $15,000,000 $ 15,000,000
                                                                   ------------
Federal Home Loan Bank (8.1%)
5.00%, 2/24/00.......................................   15,000,000   15,000,000
5.10%, 3/8/00........................................   15,000,000   15,000,000
5.07%, 4/19/00.......................................    6,500,000    6,500,000
                                                                   ------------
                                                                     36,500,000
                                                                   ------------
Student Loan Marketing Assoc. (3.4%)
5.16%, 3/8/00........................................   15,000,000   15,000,000
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
 (Cost $66,500,000)..................................                66,500,000
                                                                   ------------
 Cash Equivalents (0.0%)
Bank of New York Cash Reserve .......................           11           11
                                                                   ------------
TOTAL CASH EQUIVALENTS
 (Cost $11)..........................................                        11
                                                                   ------------
 Repurchase Agreements (0.6%)
Cantor Fitzgerald, 4.97%, 7/1/99, dated 6/30/99, with
 a maturity value of $2,758,650 (Collateralized by
 $3,450,000 Federal Home Loan Bank, 5.48%, 1/8/09,
 fair value -- $3,230,898)...........................    2,758,269    2,758,269
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $2,758,269)...................................                 2,758,269
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $445,697,403)(a) --(100.2%)...................               445,697,403
Liabilities in excess of other
 assets -- (-0.2%)...................................                  (692,635)
                                                                   ------------
TOTAL NET ASSETS -- (100.0%).........................              $445,004,768
                                                                   ============

---------
(a) Cost for federal income tax and financial reporting purposes are the same.
 * Yield effective at purchase.
PLC -- Public Limited Company
                       See notes to financial statements

ISG FUNDS
Prime Money Market Fund

Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at amortized cost.......................            $442,939,134
Repurchase agreements, at cost.......................               2,758,269
                                                                 ------------
 Total Investments...................................             445,697,403
Interest and dividends receivable....................               1,058,800
Receivable for capital shares issued.................                  58,359
Receivable from investment adviser...................                  18,993
Prepaid expenses and other assets....................                  78,138
                                                                 ------------
 Total Assets........................................             446,911,693
Liabilities:
Distributions payable................................ $1,676,882
Accrued expenses and other payables:
 Investment advisory fees............................     97,381
 Administration fees.................................      3,771
 Distribution fees...................................     85,370
 Custodian fees......................................     10,842
 Other...............................................     32,679
                                                      ----------
 Total Liabilities...................................               1,906,925
                                                                 ------------
Net Assets:
Capital..............................................             445,057,782
Undistributed (distributions in excess of) net
 investment income...................................                   3,563
Undistributed (distributions in excess of) net
 realized gains......................................                 (56,577)
                                                                 ------------
Net Assets...........................................            $445,004,768
                                                                 ============
Class A Shares
 Net Assets..........................................            $316,988,146
 Shares outstanding..................................             317,028,090
 Offering and redemption price per share.............            $       1.00
                                                                 ============
Class B Shares
 Net Assets..........................................            $    334,387
 Shares outstanding..................................                 334,427
 Offering price per share*...........................            $       1.00
                                                                 ============
Institutional Shares
 Net Assets..........................................            $127,682,235
 Shares outstanding..................................             127,698,830
 Offering and redemption price per share.............            $       1.00
                                                                 ============

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income..........................................           $10,737,884
Expenses:
Investment advisory fees.................................  $539,141
Administration fees......................................   215,655
Distribution fees -- Class B Shares......................     1,012
Shareholder servicing fees --Class A Shares..............   404,186
Shareholder servicing fees --Class B Shares..............       337
Shareholder servicing fees --Institutional Shares........    79,955
Custodian fees...........................................    41,271
Accounting fees..........................................    13,586
Transfer agent fees......................................    25,711
Directors' fees..........................................     4,311
Other fees...............................................   114,253
                                                           --------
  Total expenses before voluntary fee
   reductions/reimbursements.............................             1,439,418
  Expenses voluntarily reduced/reimbursed................               (50,473)
                                                                    -----------
  Net expenses...........................................             1,388,945
                                                                    -----------
Net Investment Income....................................             9,348,939
                                                                    -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions............................................               (51,855)
                                                                    -----------
Net realized/unrealized gains (losses) from investments..               (51,855)
                                                                    -----------
Change in net assets resulting from operations...........           $ 9,297,084
                                                                    ===========

                       See notes to financial statements

ISG FUNDS
Prime Money Market Fund

 Statements of Changes in Net Assets

                                                   Six Months
                                                     Ended       Year Ended
                                                    June 30,    December 31,
                                                      1999          1998
                                                  ------------  ------------
                                                  (Unaudited)
From Investment Activities:
Operations:
 Net Investment income..........................  $  9,348,939  $  6,576,108
 Net realized gains (losses) from investment
  transactions..................................       (51,855)       (2,924)
                                                  ------------  ------------
Change in net assets resulting from operations..     9,297,084     6,573,184
                                                  ------------  ------------
Distributions to Class A Shareholders:
 From net investment income.....................    (6,988,142)   (3,802,606)
Distributions to Class B Shareholders:
 From net investment income.....................        (4,759)       (2,455)(a)
Distributions to Institutional Shareholders:
 From net investment income.....................    (2,356,038)   (2,771,047)
                                                  ------------  ------------
Change in net assets from shareholder
 distributions..................................    (9,348,939)   (6,576,108)
                                                  ------------  ------------
Change in net assets from capital transactions..    67,954,301   294,554,899
                                                  ------------  ------------
Change in net assets............................    67,902,446   294,551,975
Net Assets:
 Beginning of period............................   377,102,322    82,550,347
                                                  ------------  ------------
 End of period..................................  $445,004,768  $377,102,322
                                                  ============  ============

---------
(a) For the period from July 23, 1998 (commencement of operations) through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Prime Money Market Fund

 Financial Highlights, Class A Shares

                           Six Months     Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31, December 31, December 31,
                              1999           1998         1997         1996         1995       1994(a)
                         --------------  ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  1.000       $  1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000
                            --------       --------     -------      -------      -------      -------
Investment Activities
 Net investment income
  (loss)................       0.021          0.047       0.048        0.048        0.054        0.031
                            --------       --------     -------      -------      -------      -------
 Total from Investment
  Activities............       0.021          0.047       0.048        0.048        0.054        0.031
                            --------       --------     -------      -------      -------      -------
Distributions
 Net investment income..      (0.021)        (0.047)     (0.048)      (0.048)      (0.054)      (0.031)
                            --------       --------     -------      -------      -------      -------
 Total Distributions....      (0.021)        (0.047)     (0.048)      (0.048)      (0.054)      (0.031)
                            --------       --------     -------      -------      -------      -------
Net change in asset
 value..................          --             --          --           --           --           --
                            --------       --------     -------      -------      -------      -------
Net Asset Value, End of
 Period.................    $  1.000       $  1.000     $ 1.000      $ 1.000      $ 1.000      $ 1.000
                            ========       ========     =======      =======      =======      =======
Total Return............        2.16%(b)       4.85%       4.90%        4.88%        5.51%        3.13%(b)

Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $316,988       $310,201     $56,163      $22,836      $63,919      $82,351
Ratio of expenses to
 average net assets.....        0.66%(c)       0.81%       0.87%        0.68%        0.65%        0.63%(c)
Ratio of net investment
 income to average net
 assets.................        4.32%(c)       4.73%       4.82%        4.83%        5.37%        4.00%(c)
Ratio of expenses to
 average net assets*....        0.69%(c)       0.82%        (d)         0.86%        0.90%        0.93%(c)

  * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period from March 29, 1994 (commencement of operations) through December 31, 1994.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.

 Financial Highlights, Class B Shares

                                                   Six Months    Period Ended
                                                 Ended June 30,  December 31,
                                                      1999         1998(a)
                                                 --------------  ------------
                                                  (Unaudited)
Net Asset Value, Beginning of Period............    $ 1.000        $ 1.000
                                                    -------        -------
Investment Activities
 Net investment income (loss)...................      0.018          0.021
                                                    -------        -------
 Total from Investment Activities...............      0.018          0.021
                                                    -------        -------
Distributions
 Net investment income..........................     (0.018)        (0.021)
                                                    -------        -------
 Total Distributions............................     (0.018)        (0.021)
                                                    -------        -------
Net change in asset value.......................         --             --
                                                    -------        -------
Net Asset Value, End of Period..................    $ 1.000        $ 1.000
                                                    =======        =======
Total Return (excludes redemption charge).......       1.77%(b)       2.07%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)...............    $   334        $   187
Ratio of expenses to average net assets.........       1.39%(c)       1.55%(c)
Ratio of net investment income to average net
 assets.........................................       3.41%(c)       3.77%(c)

(a) For the period from July 23, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Prime Money Market Fund

 Financial Highlights, Institutional Shares

                           Six Months     Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31,
                              1999           1998         1997       1996(a)
                         --------------  ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  1.000       $ 1.000      $ 1.000      $ 1.000
                            --------       -------      -------      -------
Investment Activities
 Net investment income
  (loss)................       0.022         0.050        0.051        0.024
                            --------       -------      -------      -------
 Total from Investment
  Activities............       0.022         0.050        0.051        0.024
                            --------       -------      -------      -------
Distributions
 Net investment income..      (0.022)       (0.050)      (0.051)      (0.024)
                            --------       -------      -------      -------
 Total Distributions....      (0.022)       (0.050)      (0.051)      (0.024)
                            --------       -------      -------      -------
Net change in asset
 value..................          --            --           --           --
                            --------       -------      -------      -------
Net Asset Value, End of
 Period.................    $  1.000       $ 1.000      $ 1.000      $ 1.000
                            ========       =======      =======      =======
Total Return............        2.20%(b)      5.11%        5.17%        2.46%(b)

Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $127,682       $66,715      $26,389      $48,101
Ratio of expenses to
 average net assets.....        0.59%(c)      0.58%        0.62%        0.65%(c)
Ratio of net investment
 income to average net
 assets.................        4.38%(c)      4.97%        5.05%        4.86%(c)

(a) For the period from July 1, 1996 (commencement of operations) through December 31, 1996.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS                                      Schedule of Portfolio Investments
Tax-Exempt Money Market Fund                           June 30, 1999 (Unaudited)

 Municipal Bonds (106.1%)

                                                        Shares or   Amortized
                                                        Principal      Cost
                                                          Amount     (Note 2)
                                                        ---------- ------------

Arizona (1.0%)
Salt River Agriculture Improvement, Series B, Salt
 River Project, 4.45%, 1/1/00.........................  $1,000,000 $  1,004,645
                                                                   ------------
Connecticut (5.0%)
Connecticut State Health & Educational Facilities
 Authority, Series T-1, Yale University, 3.60%*,
 7/1/29...............................................   5,000,000    5,000,000
                                                                   ------------
District of Columbia (0.1%)
District of Columbia, Series B, 7.40%, 6/1/05,
 Prerefunded 6/1/00 @ 102, FSA, GO....................      30,000       31,487
District of Columbia, 1998 Series A, 6.75%, 6/1/08,
 Prerefunded 6/1/00 @ 102, MBIA, GO...................      25,000       26,094
                                                                   ------------
                                                                         57,581
                                                                   ------------
Florida (0.1%)
Martin County, 6.50%, 2/1/10, Prerefunded 2/1/00 @
 102, AMBAC, GO.......................................      30,000       31,013
Orlando & Orange County Expressway Revenue, Jr. Lien,
 6.50%, 7/1/20, Prerefunded 7/1/00 @ 102, FGIC........      40,000       41,737
Pinellas County Health Facilities Authority, Morton
 Plant Health System Project, 4.50%, 11/15/99, MBIA...      30,000       30,054
                                                                   ------------
                                                                        102,804
                                                                   ------------
Georgia (14.4%)
Albany Sewer Systems Revenue, 5.35%, 7/1/00, FGIC.....      50,000       50,653
Atlanta Airport Extension & Improvement Revenue,
 7.00%,...............................................      30,000       30,441
Douglas County Water & Sewer Authority, 6.70%, 6/1/05,
 Prerefunded 6/1/00 @ 102, MBIA.......................   1,000,000    1,050,597
Douglas County Water & Sewer Authority, 6.88%, 6/1/09,
 Prerefunded 6/1/00 @ 102, MBIA.......................   1,000,000    1,052,162
Georgia State, Series B, 6.75%, 7/1/05, Prerefunded
 7/1/99 @ 102, GO.....................................   1,000,000    1,020,000
Jackson County School District, 4.90%, 7/1/00, MBIA...      30,000       30,261
Metropolitan Atlanta Rapid Transit Authority, Series
 L, 6.80%, 7/1/99.....................................   1,365,000    1,365,000
Roswell Housing Authority, Multifamily Revenue,
 Greenhouse Roswell, 3.50%*, 8/1/30, FNMA COLL........   9,800,000    9,800,000
                                                                   ------------
                                                                     14,399,114
                                                                   ------------
Hawaii (1.3%)
Hawaii County, Series A, 4.80%, 5/1/00, FGIC, GO......   1,300,000    1,317,450
                                                                   ------------

 Municipal Bonds, continued

                                                        Shares or   Amortized
                                                        Principal      Cost
                                                          Amount     (Note 2)
                                                        ---------- ------------

Illinois (15.4%)
Chicago, O'Hare International Airport, Series A,
 General Airport Second Lien, 3.40%*, 1/1/18..........  $3,000,000 $  3,000,000
Du Page County Forest Preservation, 4.00%, 10/1/99,
 GO...................................................      50,000       50,000
Elmhurst Revenue, Joint Common Accredation, 3.65%*,
 7/1/18...............................................   5,000,000    5,000,000
Illinois Developmental Finance Authority, Series C,
 Provena Health, 3.45%*, 5/1/28, MBIA.................   5,000,000    4,999,999
Illinois Health Facilities Authority Revenue, Ingalls
 Memorial Hospital Project, 7.00%, 1/1/19, Prerefunded
 1/1/00 @ 102, MBIA...................................      90,000       93,087
Kane County Public Building Revenue Bond, 4.20%,
 12/1/99..............................................   1,190,000    1,195,101
Peoria Public Building & School Facilities, School
 District #150 Project, 6.50%, 12/1/05, Prerefunded
 12/1/99 @ 100, AMBAC.................................   1,000,000    1,013,792
                                                                   ------------
                                                                     15,351,979
                                                                   ------------
Iowa (5.0%)
Iowa Finance Authority Revenue, Series B, Wheaton
 Franciscan, 3.30%*, 8/15/24, MBIA....................   5,000,000    5,000,000
                                                                   ------------
Kansas (0.1%)
Shawnee County, Series A, 7.00%, 9/1/99, GO...........     100,000      100,567
                                                                   ------------
Kentucky (8.0%)
Kentucky Economic Development Finance Authority,
 Hospital Facilities Revenue, Series B, Baptist
 Healthcare, 3.40%*, 8/15/31, MBIA....................   8,000,000    8,000,000
                                                                   ------------
Maryland (0.1%)
Prince Georges County, Series A, Construction Public
 Improvement, 4.90%, 9/1/99, MBIA, GO.................      50,000       50,112
                                                                   ------------
Michigan (0.2%)
Macomb County Transportation Funding Notes, 6.50%,
 8/1/99...............................................     125,000      125,217
Marquette Electric Utility Revenue, 4.80%, 7/1/00,
 AMBAC................................................      25,000       25,118
                                                                   ------------
                                                                        150,335
                                                                   ------------
Nebraska (0.2%)
American Public Energy Agency, Series A, Nebraska
 Public Gas Agency Project, 3.35%, 6/1/00, AMBAC......     250,000      249,214
                                                                   ------------
Nevada (0.0%)
Washoe County, Reno Sparks Convention/Visitor, 7.10%,
 7/1/07, Prerefunded 7/1/00 @ 102, AMBAC..............      25,000       26,232
                                                                   ------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Tax-Exempt Money Market Fund                           June 30, 1999 (Unaudited)

 Municipal Bonds, continued

                                                         Shares or   Amortized
                                                         Principal      Cost
                                                           Amount     (Note 2)
                                                         ---------- ------------

New Hampshire (0.1%)
Hudson School District, Lot C, 7.25%, 12/15/99.........  $  130,000 $    131,722
                                                                    ------------
New York (15.0%)
New York City Municipal Assistance Corp., Series J,
 5.50%, 7/1/99.........................................   1,000,000    1,000,000
New York City Municipal Assistance Corp., Series 67,
 7.50%, 7/1/02, Prerefunded 7/1/99 @ 102...............   5,000,000    5,099,999
New York City, Series B, 7.50%, 10/1/11, Prerefunded
 10/1/99 @ 101.50, GO..................................      20,000       20,468
New York City, Series F-3, 3.30%*, 2/15/13, GO.........   5,000,000    5,000,000
New York State Dorm Authority Revenue, Series B, 4.80%,
 5/15/00...............................................     250,000      253,186
New York State Dorm Authority Revenue, Series C, 6.13%,
 5/15/20, Prerefunded 5/15/00 @ 100....................   3,550,000    3,638,319
                                                                    ------------
                                                                      15,011,972
                                                                    ------------
North Carolina (0.2%)
Clinton, 4.00%, 6/1/00, GO.............................     155,000      155,000
                                                                    ------------
Ohio (1.7%)
Columbus Sewer Revenue, 5.70%, 6/1/00..................   1,000,000    1,021,870
Ohio Air Quality Development Authority, Mead Corp.,
 3.80%*, 10/1/01.......................................     700,000      700,000
                                                                    ------------
                                                                       1,721,870
                                                                    ------------
Oklahoma (3.0%)
Broken Arrow, 7.00%, 7/1/00, GO........................     750,000      774,040
Cleveland County Independent School District, 7.40%,
 4/1/00, GO............................................     610,000      626,498
Oklahoma County Independent School District #12, Series
 B, 4.50%-6.20%, 7/1/00, GO............................   1,555,000    1,585,190
                                                                    ------------
                                                                       2,985,728
                                                                    ------------
Pennsylvania (7.1%)
Allegheny County, Hospital Development Authority, St.
 Francis Medical Center, 3.65%*, 11/1/27...............   5,000,000    5,000,000
Derry Township School District, 6.20%, 9/1/13,
 Prerefunded 3/1/00 @100, AMBAC, GO....................     500,000       50,713
Manheim Township School District, Series A, 4.50%,
 6/1/00, FGIC, GO......................................      25,000       25,111
Pennsylvania Housing Finance Agency, Rental Housing,
 5.40%, 1/1/00, FNMA COLL..............................   2,000,000    2,021,050
Perkiomen Valley School District, 4.35%, 3/1/00, AMBAC,
 GO....................................................      25,000       25,000
Westmoreland County Municipal Authority Revenue, Series
 M, 7.25%, 7/1/15, Prerefunded 7/1/00 @ 100, MBIA......      25,000       25,788
                                                                    ------------
                                                                       7,147,662
                                                                    ------------

 Municipal Bonds, continued

                                                         Shares or   Amortized
                                                         Principal      Cost
                                                           Amount     (Note 2)
                                                         ---------- ------------

South Carolina (0.0%)
Oconee County School District, 5.50%, 1/1/00, MBIA,
 GO....................................................  $   20,000 $     20,147
                                                                    ------------
Tennessee (12.4%)
Knox County Health & Hospital Facilities, Baptist
 Health System, 5.00%, 4/15/00, AMBAC..................   2,245,000    2,274,347
Knox County Hospital Facilities Revenue, Series C, Fort
 Sanders Alliance Obligation, 7.00%, 1/1/08,
 Prerefunded 1/1/00 @ 102, MBIA........................      25,000       25,857
Knox County Hospital Facilities Revenue, Series A,
 Mercy Health System, 7.60%, 9/1/19, Prerefunded 9/1/99
 @ 102, AMBAC..........................................      25,000       25,643
Metropolitan Government, Nashville & Davidson County,
 4.63%, 5/15/00, GO....................................      30,000       30,158
Metropolitan Government, Nashville & Davidson County,
 Country Music Hall of Fame, 3.65%*, 6/1/22............   5,000,000    5,000,000
Metropolitan Nashville Airport Authority Revenue,
 Series C, 5.90%, 7/1/00, FGIC.........................      40,000       40,736
Rhea County, 5.25%, 3/1/00, AMBAC, GO..................      40,000       40,127
Sevier County Public Building Authority, Series B-1,
 Local Government Public Improvement, 4.00%*, 6/1/25...   5,000,000    5,000,001
                                                                    ------------
                                                                      12,436,869
                                                                    ------------
Texas (5.9%)
Houston Water & Sewer System Revenue, Series C, Jr.
 Lien, 5.90%, 12/1/99, MBIA--IBC.......................      80,000       80,556
Lone Star Texas Airport Improvement Authority, Series
 B-1, Multiple Mode, 3.85%*, 12/1/14...................     400,000      400,000
Lone Star Texas Airport Improvement Authority, Series
 A-5, Multiple Mode, 3.85%*, 12/1/14...................     300,000      300,000
San Antonio Certificates of Obligation, 7.75%, 8/1/99,
 GO....................................................     100,000      100,284
San Antonio Certificates of Obligation, 6.80%, 8/1/06,
 Prerefunded 8/1/99 @ 100, GO..........................      25,000       25,057
Texas Tax & Revenue Anticipation Notes, 4.50%,
 8/31/99...............................................   5,000,000    5,010,802
                                                                    ------------
                                                                       5,916,699
                                                                    ------------
Utah (0.1%)
Intermountain Power Agency Power Supply Revenue, Series
 B, 7.00% , 7/1/21, Prerefunded 7/1/99 @102............     105,000      107,100
                                                                    ------------
Virginia (1.0%)
Arlington County, 5.50%, 6/1/00, GO....................   1,000,000    1,020,721
                                                                    ------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Tax-Exempt Money Market Fund                           June 30, 1999 (Unaudited)

 Municipal Bonds, continued

                                                        Shares or   Amortized
                                                        Principal      Cost
                                                          Amount     (Note 2)
                                                        ---------- ------------
Washington (6.6%)
Tacoma Electric System Revenue, 7.30%, 1/1/00.........  $  500,000 $    509,541
Washington State, Series VR 96B, 3.40%*, 6/1/20, GO...   5,000,000    5,000,001
Washington State Public Power Supply, Series A,
 Project 2, 5.10%, 7/1/00.............................      50,000       50,532
Washington State Public Power Supply, Series B,
 Project 3, 7.25%, 7/1/15, Prerefunded 1/1/00 @ 102...   1,000,000    1,039,278
Washington State Public Power Supply, Series B, 7.50%,
 7/1/18, Prerefunded 7/1/00 @ 102.....................      30,000       31,594
                                                                   ------------
                                                                      6,630,946
                                                                   ------------
Wisconsin (1.5%)
Wisconsin State Health & Educational Facilities
 Authority Revenue, Series B, SSM Healthcare Projects,
 7.00%, 6/1/20, Prerefunded 6/1/00 @ 102, MBIA........      30,000       31,380
Wisconsin State Transportation Revenue, Series A,
 4.10%, 7/1/00........................................   1,500,000    1,508,730
                                                                   ------------
                                                                      1,540,110
                                                                   ------------
Wyoming (0.6%)
Lincoln County PCR, Series C, Exxon Co. Project,
 3.80%*, 11/1/14......................................     600,000      600,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
 (Cost $106,236,579)..................................              106,236,579
                                                                   ------------

 Investment Companies (0.7%)

                                                         Shares or  Amortized
                                                         Principal     Cost
                                                          Amount     (Note 2)
                                                         --------- ------------
AIM Tax-Free Money Market Fund..........................   678,943 $    678,943
Dreyfus Tax-Free Money Market Fund......................     1,000        1,000
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $679,943)..............                679,943
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $106,916,522) (a) -- (106.8%)....................            106,916,522
Liabilities in excess of other
 assets -- (-6.8%)......................................             (6,846,450)
                                                                   ------------
TOTAL NET ASSETS -- (100.0%)............................           $100,070,072
                                                                   ============

---------
(a) Cost for federal income tax and financial reporting purposes are the same.
  * Variable rate security. Rate represents rate in effect at June 30, 1999. AMBAC -- Insured by AMBAC Indemnity Corp.
FGIC -- Insured by Financial Guaranty Insurance Corp.
FNMA COLL -- Federal National Mortgage Association Collateral
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Association
MBIA - IBC -- MBIA Insured Bond Certificates
PCR -- Pollution Control Revenue
                       See notes to financial statements

ISG FUNDS
Tax-Exempt Money Market Fund


 Statement of Assets and Liabilities
                                                      June 30, 1999 (Unaudited)

Assets:
Investments, at amortized cost.......................            $106,916,522
Cash.................................................               1,264,126
Interest and dividends receivable....................               1,081,292
Prepaid expenses and other assets....................                   1,077
                                                                 ------------
 Total Assets........................................             109,263,017
Liabilities:
Distributions payable................................ $  219,026
Payable for investments purchased....................  8,900,000
Accrued expenses and other payables:
 Investment advisory fees............................     30,311
 Administration fees.................................        833
 Distribution fees...................................     13,168
 Custodian fees......................................      5,168
 Other...............................................     24,439
                                                      ----------
 Total Liabilities...................................               9,192,945
                                                                 ------------
Net Assets:
Capital..............................................             100,091,293
Undistributed (distributions in excess of) net
 realized gains......................................                 (21,221)
                                                                 ------------
Net Assets...........................................            $100,070,072
                                                                 ============
Class A Shares
 Net Assets..........................................            $  1,695,265
 Shares outstanding..................................               1,695,691
 Offering and redemption price per share.............            $       1.00
                                                                 ============
Institutional Shares
 Net Assets..........................................            $ 98,374,807
 Shares outstanding..................................              98,395,602
 Offering and redemption price per share.............            $       1.00
                                                                 ============

 Statement of Operations
                              For the period ended June 30, 1999(a) (Unaudited)

Investment Income:
Interest income..............................................         $532,267
Dividend income..............................................           26,111
                                                                      --------
 Total Investment Income.....................................          558,378
Expenses:
Investment advisory fees..................................... $58,404
Administration fees..........................................  16,687
Shareholder servicing fees -- Class A Shares.................     951
Shareholder servicing fees -- Institutional Shares...........  24,460
Custodian fees...............................................   6,575
Accounting fees..............................................   2,350
Transfer agent fees..........................................   4,867
Directors' fees..............................................     287
Registration and filing fees.................................   9,354
Other fees...................................................  10,527
                                                              -------
 Net expenses................................................          134,462
                                                                      --------
Net Investment Income........................................          423,916
                                                                      --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions.....          (21,221)
                                                                      --------
Net realized/unrealized gains (losses) from investments......          (21,221)
                                                                      --------
Change in net assets resulting from operations...............         $402,695
                                                                      ========

---------
(a) For the period from May 3, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Tax-Exempt Money Market Fund

 Statement of Changes in Net Assets

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
From Investment Activities:
Operations:
 Net investment income............................................ $    423,916
 Net realized gains (losses) from investment transactions.........      (21,221)
                                                                   ------------
Change in net assets resulting from operations....................      402,695
                                                                   ------------
Distributions to Class A Shareholders:
 From net investment income.......................................       (9,263)
Distributions to Institutional Shareholders:
 From net investment income.......................................     (414,653)
                                                                   ------------
Change in net assets from shareholder distributions...............     (423,916)
                                                                   ------------
Change in net assets from capital transactions....................  100,091,293
                                                                   ------------
Change in net assets..............................................  100,070,072
Net Assets:
 Beginning of period..............................................           --
                                                                   ------------
 End of period.................................................... $100,070,072
                                                                   ============

---------
(a) For the period from May 3, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Tax-Exempt Money Market Fund

 Financial Highlights, Class A Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
Net Asset Value, Beginning of Period.............................   $ 1.000
                                                                    -------
Investment Activities
 Net investment income (loss)....................................     0.004
                                                                    -------
 Total from Investment Activities................................     0.004
                                                                    -------
Distributions
 Net investment income...........................................    (0.004)
                                                                    -------
 Total Distributions.............................................    (0.004)
                                                                    -------
Net change in asset value........................................        --
                                                                    -------
Net Asset Value, End of Period...................................   $ 1.000
                                                                    =======
Total Return.....................................................      0.38%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................................   $ 1,695
Ratio of expenses to average net assets..........................      0.90%(c)
Ratio of net investment income to average net assets.............      2.44%(c)

(a) For the period from May 3, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Institutional Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
Net Asset Value, Beginning of Period.............................   $ 1.000
                                                                    -------
Investment Activities
 Net investment income (loss)....................................     0.004
                                                                    -------
 Total from Investment Activities................................     0.004
                                                                    -------
Distributions
 Net investment income...........................................    (0.004)
                                                                    -------
 Total Distributions.............................................    (0.004)
                                                                    -------
Net change in asset value........................................        --
                                                                    -------
Net Asset Value, End of Period...................................   $ 1.000
                                                                    =======
Total Return.....................................................      0.41%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................................   $98,375
Ratio of expenses to average net assets..........................      0.80%(c)
Ratio of net investment income to average net assets.............      2.54%(c)

(a) For the period from May 3, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

[PICTURE OF JOHN MARK MCKENZIE]

               John Mark McKenzie
               Portfolio Manager
               ISG Limited Term U.S. GovernmentFund

--------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with high current income without assuming undue risk. The Fund will invest primarily in a portfolio of U.S. Government securities that, under normal market conditions, has a duration that approximates that of the Merrill Lynch 1-5-Year Government Bond Index. This Fund is suitable for investors seeking regular monthly income without undue risk to principal.
--------------------------------------------------------------------------------

Q. How did the Fund perform during 1999?

A. The last six months were tumultuous for all types of fixed-income instruments. For the six months ended June 30, 1999, the Fund produced a total return of 0.07% (Class A Shares at NAV).+ In comparison, the Merrill Lynch 1-5-Year Government Bond Index/1/ produced a total return of 0.57%.

It is also important to recognize income yield to shareholders. As of June 30, 1999, the Fund's 30-day SEC yield was 4.44% (Class A Shares at NAV), compared to 4.32% at the end of 1998. The yield percentage is annualized. We achieved our objectives while maintaining an average credit quality of AAA (as rated by Standard & Poor's). As of June 30, 1999, the Fund's average maturity was 2.44 years.

Q. What factors affected your performance?

A. Bonds across the board were hit pretty hard during much of the six-month period. With the Federal Reserve continuing to express concern about, not only the domestic economy, but also international economies as well, many analysts and investors expected the Fed to raise interest rates. Although, to be honest, economic data did not point to rising inflation, there definitely was an atmosphere of fear in the marketplace that drove rates upward. On June 30, the very last day of our period, the Fed finally did act, but, by then, market forces had already lifted rates across the yield curve; in fact, rates rose in five of the period's six months. This put serious pressure on bond prices. (When rates rise, the value of underlying fixed-income securities falls.) However, with our average maturity resting on the shorter end of the yield curve, the Fund's total return was not affected as adversely as longer-term portfolios.

Q. With all this movement in the market, what steps did you take to help increase current income?

A. This Fund is designed to deliver as high a level of current income as possible, while not exposing the portfolio to excessive price risk. Our shareholders are most interested in receiving relatively high yield. To that end, during the period we reduced our U.S. Treasury allocation and took advantage of opportunities in agency and mortgage-backed pass-through securities. With yield spreads widening between Treasuries and agencies/pass-throughs, we felt we could pick up additional income for our shareholders without taking on an undue measure of risk.

To keep our trading costs down and enhance the Fund's yield, we continued to be constrained in our trading activity. In addition, we kept the Fund's average maturity slightly longer than that of our benchmark; this was another decision aimed at preserving the income flow we provided to shareholders.

As of June 30, 1999, 43.6% of the Fund was invested in Treasury securities, 44.6% in agencies, 6.1% in pass-through securities and 5% cash.*

Q. What is your outlook for the rest of 1999?

A. We anticipate that the Federal Reserve could raise interest rates another one-quarter to three-eighths of a percentage point (0.25%-0.375%). We do not think there will be a runaway problem with higher rates severely damaging bond prices, because the market is very sensitive to the Fed's position, and may already have discounted another modest rate hike into bond prices. We intend to keep our average maturity roughly where it was at the end of June, and to try to support the Fund's yield by expanding further into high-quality spread products, such as agency and pass-through securities.

---------
+ Including the 3.00% sales load, the Fund's return was -2.96% for the period.
/1/ The Merrill Lynch 1-5-Year Government Bond Index is an unmanaged index that is generally representative of the performance of government bonds in that maturity range with a rating of at least Baa. The index does not reflect the expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                     Schedule of Portfolio Investments
Limited Term U.S. Government Fund                     June 30, 1999 (Unaudited)

 U.S. Government Agencies (50.7%)

                                                           Shares
                                                             or       Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------
Fannie Mae (9.9%)
5.04%*, 9/27/99......................................... $  450,000 $   444,443
6.05%, 10/20/00.........................................  1,000,000   1,000,679
5.38%, 3/15/02..........................................  1,000,000     986,250
5.98%, 11/12/02.........................................    500,000     500,255
5.63%, 5/14/04..........................................    500,000     490,080
5.75%, 6/15/05..........................................    250,000     245,553
6.44%, 8/14/07..........................................    500,000     499,950
6.65%, 11/14/07.........................................    500,000     492,720
                                                                    -----------
                                                                      4,659,930
                                                                    -----------
Federal Farm Credit Bank (10.7%)
5.76%, 7/7/03...........................................    750,000     741,810
5.07%, 12/15/03.........................................  3,500,000   3,358,424
6.15%, 3/23/05..........................................  1,000,000     980,560
                                                                    -----------
                                                                      5,080,794
                                                                    -----------
Federal Home Loan Bank (9.6%)
5.00%*, 8/9/99..........................................    400,000     397,831
6.28%, 8/13/01,
 Callable 8/13/99 @ 100.................................  1,000,000   1,000,350
5.55%, 1/28/02..........................................  1,000,000     989,120
5.39%, 3/8/02...........................................  1,000,000     984,850
6.34%, 6/29/04..........................................    750,000     754,500
6.00%, 9/15/04..........................................    400,000     392,444
                                                                    -----------
                                                                      4,519,095
                                                                    -----------
Freddie Mac (9.1%)
5.04%*, 9/29/99.........................................    500,000     493,685
6.16%, 9/25/02..........................................    500,000     502,785
5.89%, 7/17/03..........................................    400,000     396,168
5.00%, 1/15/04..........................................  1,000,000     956,160
6.25%, 5/18/04..........................................  1,000,000     992,470
6.53%, 3/3/08...........................................  1,000,000     968,440
                                                                    -----------
                                                                      4,309,708
                                                                    -----------
Government National Mortgage Assoc. (6.1%)
9.00%, 12/15/01, Pool # 152718..........................     22,682      23,773
9.00%, 2/15/03, Pool # 248038...........................    109,159     114,412
7.50%, 5/15/10, Pool # 407408...........................    534,168     545,850
7.00%, 8/15/11, Pool # 423984...........................    619,942     624,201
7.50%, 8/15/11, Pool # 423914...........................    620,265     633,830
7.00%, 9/15/11, Pool # 423923...........................    523,725     527,323
7.50%, 10/15/11, Pool # 431451..........................    413,914     422,967
                                                                    -----------
                                                                      2,892,356
                                                                    -----------
Tennessee Valley Authority (5.3%)
5.28%, 9/14/01..........................................  2,000,000   1,972,500
5.38%, 11/13/08.........................................    600,000     555,126
                                                                    -----------
                                                                      2,527,626
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $24,361,408).......             23,989,509
                                                                    -----------

 U.S. Treasury Bills (3.5%)

                                                           Shares
                                                             or       Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------
4.81%*, 11/12/99........................................ $1,700,000 $ 1,669,336
                                                                    -----------
TOTAL U.S. TREASURY BILLS
 (Cost $1,669,563)......................................              1,669,336
                                                                    -----------

 U.S. Treasury Notes (40.1%)

7.50%, 10/31/99.........................................  2,000,000   2,016,220
6.38%, 5/15/00..........................................  2,000,000   2,019,120
6.63%, 7/31/01..........................................  4,000,000   4,079,280
7.50%, 11/15/01.........................................  6,500,000   6,765,785
7.50%, 5/15/02..........................................  1,000,000   1,047,780
6.25%, 6/30/02..........................................    750,000     761,423
5.63%, 12/31/02.........................................  2,000,000   1,994,040
6.50%, 10/15/06.........................................    250,000     258,155
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $18,765,802).....................................             18,941,803
                                                                    -----------
 Investment Companies (5.0%)

Dreyfus Prime Money Market Fund.........................      1,000       1,000
AIM Treasury Money Market Fund..........................  2,348,324   2,348,324
                                                                    -----------
TOTAL INVESTMENT COMPANIES
 (Cost $2,349,324)......................................              2,349,324
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $47,146,097) (a) -- (99.3%)......................             46,949,972
Other assets in excess of
 liabilities -- (0.7%)..................................                340,884
                                                                    -----------
TOTAL NET ASSETS -- (100%)..............................            $47,290,856
                                                                    ===========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation........................................... $ 274,556
  Unrealized depreciation...........................................  (470,681)
                                                                     ---------
  Net unrealized depreciation....................................... $(196,125)
                                                                     =========

  * Yield effective at purchase.
                       See notes to financial statements

ISG FUNDS
Limited Term U.S. Government Fund
 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $47,146,097).................           $46,949,972
Interest and dividends receivable........................               529,223
Deferred organization costs..............................                   984
Prepaid expenses and other assets........................                33,067
                                                                    -----------
 Total Assets............................................            47,513,246
Liabilities:
Distributions payable....................................  $188,130
Accrued expenses and other payables:
 Investment advisory fees................................    13,087
 Administration fees.....................................       579
 Distribution fees.......................................     6,171
 Custodian fees..........................................     1,515
 Other...................................................    12,908
                                                           --------
 Total Liabilities.......................................               222,390
                                                                    -----------
Net Assets:
Capital..................................................            50,847,850
Undistributed (distributions in excess of) net investment
 income..................................................                  (751)
Undistributed (distributions in excess of) net realized
 gains...................................................            (3,360,118)
Net unrealized appreciation (depreciation) from
 investments.............................................              (196,125)
                                                                    -----------
Net Assets...............................................           $47,290,856
                                                                    ===========
Class A Shares
 Net Assets..............................................           $ 2,956,484
 Shares outstanding......................................               295,317
 Redemption price per share..............................           $     10.01
                                                                    ===========
Class A Shares -- Maximum Sales Charge...................                 3.00%
                                                                    -----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the
  nearest cent)..........................................           $     10.32
                                                                    ===========
Class B Shares
 Net Assets..............................................           $   560,849
 Shares outstanding......................................                55,973
 Offering price per share*...............................           $     10.02
                                                                    ===========
Institutional Shares
 Net Assets..............................................           $43,773,523
 Shares outstanding......................................             4,372,657
 Offering and redemption price per share.................           $     10.01
                                                                    ===========

--------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income.........................................          $ 1,344,756
Dividend income.........................................               37,937
Income from securities lending..........................                   51
                                                                  -----------
 Total Investment Income................................            1,382,744
Expenses:
Investment advisory fees................................ $117,834
Administration fees.....................................   35,350
Distribution fees -- Class A Shares.....................    3,187
Distribution fees -- Class B Shares.....................    1,843
Shareholder servicing fees --
 Class A Shares.........................................    1,912
Shareholder servicing fees --
 Class B Shares.........................................      614
Shareholder servicing fees --
 Institutional Shares...................................   33,069
Custodian fees..........................................    8,201
Accounting fees.........................................   13,886
Transfer agent fees.....................................   19,041
Directors' fees.........................................      485
Registration and filing fees............................   16,656
Other fees..............................................   13,410
                                                         --------
 Total expenses before voluntary fee reductions.........              265,488
 Expenses voluntarily reduced...........................              (42,380)
                                                                  -----------
 Net expenses...........................................              223,108
                                                                  -----------
Net Investment Income...................................            1,159,636
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions...........................................                7,658
Net change in unrealized appreciation (depreciation)
 from investments.......................................           (1,142,677)
                                                                  -----------
Net realized/unrealized gains (losses) from
 investments............................................           (1,135,019)
                                                                  -----------
Change in net assets resulting from operations..........          $    24,617
                                                                  ===========

                       See notes to financial statements

ISG FUNDS
Limited Term U.S. Government Fund

 Statements of Changes in Net Assets

                                                   Six Months
                                                      Ended      Year Ended
                                                    June 30,    December 31,
                                                      1999          1998
                                                   -----------  ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
 Net Investment income............................ $ 1,159,636  $ 1,120,345
 Net realized gains (losses) from investment
  transactions....................................       7,658      148,381
 Net change in unrealized appreciation
  (depreciation) from investments.................  (1,142,677)     699,001
                                                   -----------  -----------
Change in net assets resulting from operations....      24,617    1,967,727
                                                   -----------  -----------
Distributions to Class A Shareholders:
 From net investment income.......................     (62,848)  (1,001,210)
 From net realized gains on investment
  transactions....................................          --      (10,045)
Distributions to Class B Shareholders:
 From net investment income.......................      (9,942)      (7,517)(a)
 From net realized gains on investment
  transactions....................................          --         (189)(a)
Distributions to Institutional Shareholders:
 From net investment income.......................  (1,086,846)    (111,618)(b)
                                                   -----------  -----------
Change in net assets from shareholder
 distributions....................................  (1,159,636)  (1,130,579)
                                                   -----------  -----------
Change in net assets from capital transactions....    (785,516)  28,270,892
                                                   -----------  -----------
Change in net assets..............................  (1,920,535)  29,108,040
Net Assets:
 Beginning of period..............................  49,211,391   20,103,351
                                                   -----------  -----------
 End of period.................................... $47,290,856  $49,211,391
                                                   ===========  ===========

---------
(a) For the period from March 3, 1998 (commencement of operations) through December 31, 1998.
(b) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Limited Term U.S. Government Fund

 Financial Highlights, Class A Shares

                                        Six Months    Year Ended  Period Ended
                                      Ended June 30, December 31, December 31,
                                           1999          1998       1997(a)
                                      -------------- ------------ ------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period..............................     $10.25        $10.12      $ 10.00
                                          ------        ------      -------
Investment Activities
 Net investment income (loss)........       0.25          0.53         0.42
 Net realized and unrealized gains
  (losses) from investments..........      (0.24)         0.14         0.12
                                          ------        ------      -------
 Total from Investment Activities....       0.01          0.67         0.54
                                          ------        ------      -------
Distributions
 Net investment income...............      (0.25)        (0.53)       (0.42)
 Net realized gains..................         --         (0.01)          --
                                          ------        ------      -------
 Total Distributions.................      (0.25)        (0.54)       (0.42)
                                          ------        ------      -------
Net change in asset value............      (0.24)         0.13         0.12
                                          ------        ------      -------
Net Asset Value, End of Period.......     $10.01        $10.25      $ 10.12
                                          ======        ======      =======
Total Return (excludes sales
 charge).............................       0.07%(b)      6.69%        5.54%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)....     $2,956        $2,437      $20,103
Ratio of expenses to average net
 assets..............................       0.94%(c)      1.02%        1.00%(c)
Ratio of net investment income to
 average net assets..................       4.92%(c)      5.16%        5.34%(c)
Ratio of expenses to average net
 assets*.............................       1.36%(c)      1.54%        1.62%(c)
Portfolio turnover**.................          9%           86%          52%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                    Six Months    Period Ended
                                                  Ended June 30,  December 31,
                                                       1999         1998(a)
                                                  --------------  ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............     $10.26         $10.12
                                                      ------         ------
Investment Activities
 Net investment income (loss)....................       0.20           0.35
 Net realized and unrealized gains (losses) from
  investments....................................      (0.24)          0.15
                                                      ------         ------
 Total from Investment Activities................      (0.04)          0.50
                                                      ------         ------
Distributions
 Net investment income...........................      (0.20)         (0.35)
 Net realized gains..............................        --           (0.01)
                                                      ------         ------
 Total Distributions.............................      (0.20)         (0.36)
                                                      ------         ------
Net change in asset value........................      (0.24)          0.14
                                                      ------         ------
Net Asset Value, End of Period...................     $10.02          10.26
                                                      ======         ======
Total Return (excludes redemption charge)........      (0.35)%(b)      4.98%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................     $  561         $  430
Ratio of expenses to average net assets..........       1.79%(c)       1.97%(c)
Ratio of net investment income to average net
 assets..........................................       4.04%(c)       4.01%(c)
Ratio of expenses to average net assets*.........       1.95%(c)       2.24%(c)
Portfolio turnover**.............................          9%            86%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 3, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Limited Term U.S. Government Fund

 Financial Highlights, Institutional Shares

                                                    Six Months    Period Ended
                                                   Period Ended   December 31,
                                                       1999         1998(a)
                                                   ------------   ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period..............   $ 10.25        $ 10.29
                                                     -------        -------
Investment Activities
 Net investment income (loss).....................      0.25           0.03
 Net realized and unrealized gains (losses) from
  investments.....................................     (0.24)         (0.04)
                                                     -------        -------
 Total from Investment Activities.................      0.01          (0.01)
                                                     -------        -------
Distributions
 Net investment income............................     (0.25)         (0.03)
                                                     -------        -------
 Total Distributions..............................     (0.25)         (0.03)
                                                     -------        -------
Net change in asset value.........................     (0.24)         (0.04)
                                                     -------        -------
Net Asset Value, End of Period....................   $ 10.01        $ 10.25
                                                     =======        =======
Total Return......................................      0.07%(b)      (0.14)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................   $43,774        $46,344
Ratio of expenses to average net assets...........      0.94%(c)       0.69%(c)
Ratio of net investment income to average net
 assets...........................................      4.93%(c)       5.29%(c)
Ratio of expenses to average net assets*..........      1.10%(c)       0.96%(c)
Portfolio turnover**..............................         9%            86%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

[PICTURE OF JOHN MARK MCKENZIE]

               John Mark McKenzie
               Portfolio Manager
               ISG Government Income Fund

--------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with current income without assuming undue risk. It invests primarily in securities guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. This Fund is suitable for investors seeking regular monthly income without undue risk to principal.
--------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. The last six months were tumultuous for all types of fixed-income instruments. For the six months ended June 30, 1999, the Fund produced a total return of -2.53% (Class A Shares at NAV).+ In comparison, the Merrill Lynch Corporate/Government Master Index/1/, produced a total return of -2.25%.

It is also important to recognize income yield to shareholders. As of June 30, 1999, the Fund's 30-day SEC yield was 4.72% (Class A Shares at NAV). The yield percentage is annualized. We achieved our objectives while maintaining an average credit quality of AAA (as rated by Standard & Poor's). As of June 30, 1999, the Fund's average maturity was 7.39 years.

Q. What factors affected your performance?

A. Bonds across the board were hit pretty hard during much of the six-month period. With the Federal Reserve continuing to express concern about, not only the domestic economy, but also international economies as well, many analysts and investors expected the Fed to raise interest rates. To be honest, economic data did not point to rising inflation, but there definitely was an atmosphere of fear in the marketplace that drove rates upward. On June 30, the very last day of our period, the Fed finally did act, but, by then, market forces had already lifted rates across the yield curve; in fact, rates rose in five of the period's six months. This put serious pressure on bond prices. (When rates rise, the value of underlying fixed-income securities falls.)

Q. What steps did you take in response to these volatile market conditions?

A. Over time, it has become apparent that many of our shareholders are less concerned with short-term price fluctuations than with the level of current income; relatively high yield is of prime importance. To that end, during the period, we reduced our U.S. Treasury allocation by 10%-12%, and moved that money over to agency securities. With yield spreads widening between Treasuries and agencies, we felt we could pick up additional income for our shareholders without taking on an undue measure of risk. We took this step while remaining very conscious of keeping our shareholders' tax obligations as low as possible. In making the shift from Treasuries to agencies, we mostly used new money flowing into the Fund. We did not sell a lot of our current holdings, which would have created a taxable event.

We also kept the Fund's average maturity shorter than that of our benchmark's; we did this because we expected interest rates to continue to rise, which they did throughout the period.

As of June 30, 1999, 78.6% of the Fund was invested in Treasury and agency securities, with 16.4% invested in corporate debt and 4% in cash.*

Q. What is your outlook for the rest of 1999?

A. We anticipate that the Federal Reserve will raise interest rates another (0.25%-0.375%). We do not think there will be a runaway problem with higher rates severely damaging bond prices, because the market is very sensitive to the Fed's position and may already have discounted another modest rate hike into bond prices. We intend to keep our average maturity roughly where it was at the end of June, and to try to support the Fund's yield by expanding further into high-quality spread product, such as agencies and some corporate paper.

---------
+   Including the 3.00% sales load, the Fund's return was -5.45% for the period.
/1/ The Merrill Lynch Corporate/Government Master Index is generally representative of the performance of corporate and U.S. Government bonds. The index is unmanaged and does not reflect the expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Government Income Fund                                 June 30, 1999 (Unaudited)

 Commercial Paper (2.9%)

                                                      Shares or     Market
                                                      Principal      Value
                                                       Amount      (Note 2)
                                                     ----------- -------------

Beverages (1.5%)
Coca Cola, Co., 4.83%*, 7/19/99..................... $ 5,000,000 $   4,987,100
                                                                 -------------
Financial Services (1.4%)
USAA Capital Corp., 4.87%*, 7/22/99.................   5,000,000     4,984,950
                                                                 -------------
TOTAL COMMERCIAL PAPER
 (Cost $9,973,721)..................................                 9,972,050
                                                                 -------------
 Corporate Bonds (13.5%)
Automotive (0.6%)
General Motors, 6.25%, 5/1/05.......................   2,000,000     1,947,500
                                                                 -------------
Banking (0.3%)
NationsBank Corp., 5.38%, 4/15/00...................   1,000,000       997,500
                                                                 -------------
Beverages (0.8%)
Anheuser-Busch Cos., 6.90%, 10/1/02, Callable
 10/1/99 @ 100......................................     889,000       897,890
Anheuser-Busch Cos., 5.75%, 1/15/11, Callable
 1/15/06 @ 100......................................   2,000,000     1,822,500
                                                                 -------------
                                                                     2,720,390
                                                                 -------------
Chemicals (0.4%)
Du Pont (E.I.) de Nemours & Co., 9.15%, 4/15/00.....     437,000       447,379
Du Pont (E.I.) de Nemours & Co., 6.75%, 10/15/02....     889,000       902,335
                                                                 -------------
                                                                     1,349,714
                                                                 -------------
Entertainment (0.8%)
The Walt Disney Co., 5.62%, 12/1/08.................   3,000,000     2,790,000
                                                                 -------------
Financial Services (4.2%)
Associates Corp N.A., 5.75%, 11/1/03................   2,000,000     1,940,000
Chubb Corp., 6.15%, 8/15/05.........................   2,250,000     2,179,688
Ford Motor Credit Co., 5.75%, 2/23/04...............   3,000,000     2,898,750
General Electric Capital Corp., 5.92%, 4/3/01.......   2,000,000     1,997,500
General Motors Acceptance Corp., 5.75%, 11/10/03....   1,000,000       963,750
International Lease Finance Corp., 6.00%, 6/15/03...   2,500,000     2,453,125
Merrill Lynch & Co., 6.00%, 7/15/05.................   2,500,000     2,406,250
                                                                 -------------
                                                                    14,839,063
                                                                 -------------
Food & Related (1.8%)
Campbell Soup Co., 4.75%, 10/1/03...................   2,500,000     2,359,375
H.J. Heinz Co., 6.75%, 10/15/99.....................   1,000,000     1,002,500
Kellogg Co., 4.88%, 10/15/05........................   3,000,000     2,760,000
                                                                 -------------
                                                                     6,121,875
                                                                 -------------
Industrial Goods & Services (0.3%)
Pharmacia & Upjohn Inc., 5.88%, 4/15/00.............   1,000,000     1,000,000
                                                                 -------------

 Corporate Bonds, continued

                                                       Shares or     Market
                                                       Principal      Value
                                                        Amount      (Note 2)
                                                      ----------- -------------

Oil & Gas (1.0%)
Atlantic Richfield Co., 5.55%, 4/15/03............... $ 3,500,000 $   3,412,500
                                                                  -------------
Pharmaceuticals (0.4%)
American Home Products, 7.70%, 2/15/00...............   1,400,000     1,417,500
                                                                  -------------
Technology (0.1%)
Texas Instruments, 9.25%, 6/15/03....................     437,000       483,431
                                                                  -------------
Telecommunications (0.6%)
GTE South Inc., 6.13%, 6/15/07.......................   2,000,000     1,927,500
                                                                  -------------
Utilities (2.2%)
Emerson Electric Co., 5.85%, 3/15/09.................   3,000,000     2,835,000
National Rural Utilities, 5.75%, 12/1/08, MTN........   3,500,000     3,268,125
Pacific Gas & Electric, 6.25%, 3/1/04................   1,000,000       992,500
Southern California Edison, 5.63%, 10/1/02...........   1,000,000       978,750
                                                                  -------------
                                                                      8,074,375
                                                                  -------------
TOTAL CORPORATE BONDS
 (Cost $48,754,743)..................................                47,081,348
                                                                  -------------
 U.S. Government Agencies (31.2%)
Fannie Mae (7.1%)
4.68%, 7/15/99.......................................  10,000,000     9,980,700
6.46%, 5/9/05, Callable 5/9/01 @ 100.................   5,000,000     4,982,650
6.82%, 12/13/06......................................   1,000,000     1,001,210
6.94%, 9/5/07, Callable 9/5/02 @ 100.................   2,000,000     2,004,900
6.00%, 5/15/08.......................................   7,000,000     6,811,980
                                                                  -------------
                                                                     24,781,440
                                                                  -------------
Federal Farm Credit Bank (6.0%)
5.07%, 12/15/03......................................  15,000,000    14,393,250
5.70%, 9/3/08........................................   7,000,000     6,644,610
                                                                  -------------
                                                                     21,037,860
                                                                  -------------
Federal Home Loan Bank (6.2%)
6.28%, 8/13/01, Callable 8/13/99 @ 100...............   2,000,000     2,000,700
5.35%, 12/1/03.......................................   3,000,000     2,908,200
5.30%, 2/18/04.......................................   5,000,000     4,833,450
6.34%, 6/29/04.......................................   2,250,000     2,263,500
5.80%, 9/2/08........................................  10,000,000     9,574,200
                                                                  -------------
                                                                     21,580,050
                                                                  -------------
Freddie Mac (9.5%)
5.00%, 1/15/04.......................................   5,000,000     4,780,800
5.75%, 3/15/09.......................................  10,000,000     9,512,500
7.00%, 3/23/09.......................................   5,000,000     5,000,050
6.75%, 5/4/09, Callable 8/4/99 @ 100.................  10,000,000     9,692,100
7.40%, 6/9/14, Callable 6/9/00 @ 100.................   4,000,000     3,928,400
                                                                  -------------
                                                                     32,913,850
                                                                  -------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Government Income Fund                                 June 30, 1999 (Unaudited)

 U.S. Government Agencies, continued

                                                       Shares or     Market
                                                       Principal      Value
                                                        Amount      (Note 2)
                                                      ----------- -------------

Private Export Funding (2.0%)
6.31%, 9/30/04, Series C............................. $ 2,000,000 $   2,015,000
6.49%, 7/15/07, Series B.............................   2,000,000     2,030,000
5.87%, 7/31/08, Series D.............................   3,000,000     2,921,250
                                                                  -------------
                                                                      6,966,250
                                                                  -------------
Tennessee Valley Authority (0.4%)
5.38%, 11/13/08......................................   1,500,000     1,387,815
                                                                  -------------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $111,937,699)                  108,667,265
                                                                  -------------
 U.S. Treasury Notes (31.5%)
7.50%, 10/31/99 (b)..................................  10,000,000    10,081,100
7.75%, 1/31/00 (b)...................................  10,000,000    10,153,000
6.13%, 7/31/00 (b)...................................  10,000,000    10,079,900
5.75%, 10/31/00 (b)..................................   8,000,000     8,038,880
7.75%, 2/15/01 (b)...................................   9,000,000     9,319,590
8.00%, 5/15/01 (b)...................................   9,000,000     9,394,200
7.88%, 8/15/01 (b)...................................   7,000,000     7,311,220
7.50%, 5/15/02 (b)...................................  10,000,000    10,477,800
5.75%, 8/15/03 (b)...................................  10,000,000     9,981,100
6.50%, 8/15/05 (b)...................................   9,000,000     9,259,380
7.00%, 7/15/06 (b)...................................  15,000,000    15,894,450
                                                                  -------------
TOTAL U.S. TREASURY NOTES
 (Cost $110,712,944).................................               109,990,620
                                                                  -------------
 U.S. Treasury Bonds (15.9%)
7.50%, 11/15/16 (b)..................................   7,000,000     7,886,620
7.25%, 8/15/22 (b)...................................   7,000,000     7,840,140
7.63%, 11/15/22 (b)..................................   7,000,000     8,164,170
7.13%, 2/15/23 (b)...................................   9,000,000     9,976,590
6.88%, 8/15/25 (b)...................................  10,000,000    10,839,400
6.75%, 8/15/26 (b)...................................  10,000,000    10,703,000
                                                                  -------------
TOTAL U.S. TREASURY BONDS
 (Cost $50,085,959)..................................                55,409,920
                                                                  -------------
 Investment Companies (4.0%)
AIM Treasury Money Market Fund.......................  13,915,582    13,915,582
Dreyfus Prime Money Market Fund......................       1,000         1,000
                                                                  -------------
TOTAL INVESTMENT COMPANIES (Cost $13,916,582)                        13,916,582
                                                                  -------------
 Cash Equivalents (0.0%)
Bank of New York Cash Reserve........................       1,000         1,000
                                                                  -------------
TOTAL CASH EQUIVALENTS
 (Cost $1,000).......................................                     1,000
                                                                  -------------

 Short-Term Securities Held as Collateral (49.3%)

                                                       Shares or     Market
                                                       Principal      Value
                                                        Amount      (Note 2)
                                                      ----------- -------------

Commercial Paper (35.8%)
Conagra, 6.00%, 7/1/99..............................  $22,976,869 $  22,973,040
MCI WorldCom, 5.03%-6.10%, 7/1/99...................   22,976,869    22,939,609
Raytheon, 5.00%, 7/6/99.............................    4,595,374     4,556,441
Rohm & Haas, 4.97%-6.25%, 7/1/99....................   22,976,869    22,930,466
Safeway, 6.25%, 7/1/99..............................   17,794,666    17,791,577
Textron Finance, 5.10%, 7/7/99......................   11,488,435    11,444,491
Tyco International, 5.15%, 8/3/99...................   11,488,435    11,398,042
US West, 5.30%, 8/22/99 11,488,435..................   11,488,435    11,368,349
                                                                  -------------
                                                                    125,402,015
                                                                  -------------
Floating Rate Note (1.6%)
General Motors Acceptance Corp., 5.62%**, 11/13/00..    5,514,449     5,514,449
                                                                  -------------
Investment Companies (8.9%)
AIM Liquid Asset Money Market Fund..................   31,077,428    31,077,428
                                                                  -------------
Repurchase Agreements (3.0%)
Lehman Brothers, 5.50%, 7/1/99, dated 6/30/99, with
 a maturity value of $10,347,887 (See Significant
 Accounting Policies, Securities Lending in the
 Notes to Financial Statements for collateral
 description) ......................................   10,346,306    10,346,306
                                                                  -------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
 (Cost $172,340,198)................................                172,340,198
                                                                  -------------
TOTAL INVESTMENTS
 (Cost $517,722,846) (a) -- (148.3%)................                517,378,983
Liabilities in excess of other
 assets -- (-48.3%).................................               (168,527,793)
                                                                  -------------
TOTAL NET ASSETS -- (100.0%)........................              $ 348,851,190
                                                                  =============

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation.......................................... $6,640,961
  Unrealized depreciation.......................................... (6,984,824)
                                                                    ----------
  Net unrealized depreciation...................................... $ (343,863)
                                                                    ==========

(b) All or a portion of this security has been loaned at June 30, 1999.
 * Yield effective at purchase.
** Variable rate security. Rate represents rate in effect at June 30, 1999. MTN -- Medium Term Note

                       See notes to financial statements

ISG FUNDS
Government Income Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value
 (cost $507,376,540)................................               $507,032,677
Repurchase agreements, at cost......................                 10,346,306
                                                                   ------------
 Total Investments..................................                517,378,983
Interest and dividends receivable...................                  5,490,308
Receivable for capital shares issued................                      1,798
Receivable from investment adviser..................                     50,361
Prepaid expenses and other assets...................                     27,486
                                                                   ------------
 Total Assets.......................................                522,948,936
Liabilities:
Payable for return of collateral held for securities
 on loan............................................  $172,340,198
Distributions payable...............................     1,485,696
Payable for capital shares redeemed.................        11,614
Accrued expenses and other payables:
 Investment advisory fees...........................       171,172
 Administration fees................................         4,274
 Distribution fees..................................        43,160
 Custodian fees.....................................         7,688
 Other..............................................        33,944
                                                      ------------
 Total Liabilities..................................                174,097,746
                                                                   ------------
Net Assets:
Capital.............................................                351,054,141
Undistributed (distributions in excess of) net
 investment income..................................                    149,550
Undistributed (distributions in excess of) net
 realized gains.....................................                 (2,008,638)
Net unrealized appreciation (depreciation) from
 investments........................................                   (343,863)
                                                                   ------------
Net Assets..........................................               $348,851,190
                                                                   ============
Class A Shares
 Net Assets.........................................               $  1,757,039
 Shares outstanding.................................                    178,022
 Redemption price per share.........................               $       9.87
                                                                   ============
Class A Shares -- Maximum Sales Charge..............                      3.00%
                                                                   ------------
 Maximum Offering Price Per Share (100%/(100% --
  Maximum Sales Charge) of net asset value adjusted
  to the nearest cent)..............................               $      10.18
                                                                   ============
Class B Shares
 Net Assets.........................................               $    586,261
 Shares outstanding.................................                     59,564
 Offering price per share*..........................               $       9.84
                                                                   ============
Institutional Shares
 Net Assets.........................................               $346,507,890
 Shares outstanding.................................                 35,144,941
 Offering and redemption price per share............               $       9.86
                                                                   ============

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income......................................            $  9,523,944
Dividend income......................................                 535,376
Income from securities lending.......................                  11,519
                                                                 ------------
 Total Investment Income.............................              10,070,839
Expenses:
Investment advisory fees............................. $1,016,479
Administration fees..................................    250,494
Distribution fees -- Class A Shares..................      1,898
Distribution fees -- Class B Shares..................        829
Shareholder servicing fees -- Class A Shares.........      1,132
Shareholder servicing fees -- Class B Shares.........        270
Shareholder servicing fees -- Institutional Shares...    249,196
Custodian fees.......................................     32,895
Accounting fees......................................     14,268
Transfer agent fees..................................     23,754
Directors' fees......................................      3,427
Other fees...........................................     70,919
                                                      ----------
 Total expenses before voluntary fee
  reductions/reimbursements..........................               1,665,561
 Expenses voluntarily reduced/reimbursed.............                (146,650)
                                                                 ------------
 Net expenses........................................               1,518,911
                                                                 ------------
Net Investment Income................................               8,551,928
                                                                 ------------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions........................................                  53,506
Net change in unrealized appreciation (depreciation)
 from investments....................................             (17,135,061)
                                                                 ------------
Net realized/unrealized gains (losses) from
 investments.........................................             (17,081,555)
                                                                 ------------
Change in net assets resulting from operations.......            $ (8,529,627)
                                                                 ============

                       See notes to financial statements

ISG FUNDS
Government Income Fund

 Statements of Changes in Net Assets

                                  Six Months      Period Ended      Year Ended
                                Ended June 30,    December 31,     February 28,
                                     1999           1998(a)            1998
                                --------------    ------------     ------------
                                 (Unaudited)
From Investment Activities:
Operations:
 Net investment income........   $  8,551,928     $ 12,162,175     $ 14,791,115
 Net realized gains (losses)
  from investment
  transactions................         53,506         (151,172)         151,276
 Net change in unrealized
  appreciation (depreciation)
  from investments............    (17,135,061)       8,210,092        9,924,175
                                 ------------     ------------     ------------
Change in net assets resulting
 from operations..............     (8,529,627)      20,221,095       24,866,566
                                 ------------     ------------     ------------
Distributions to Class A
 Shareholders:
 From net investment income...        (38,671)     (11,516,524)     (14,742,578)
Distributions to Class B
 Shareholders:
 From net investment income...         (5,946)(c)           --               --
Distributions to Institutional
 Shareholders:
 From net investment income...     (8,364,526)        (732,820)(b)           --
                                 ------------     ------------     ------------
Change in net assets from
 shareholder distributions....     (8,409,143)     (12,249,344)     (14,742,578)
                                 ------------     ------------     ------------
Change in net assets from
 capital transactions.........     70,360,406       17,054,239       10,661,134
                                 ------------     ------------     ------------
Change in net assets..........     53,421,636       25,025,990       20,785,122
Net Assets:
 Beginning of period..........    295,429,554      270,403,564      249,618,442
                                 ------------     ------------     ------------
 End of period................   $348,851,190     $295,429,554     $270,403,564
                                 ============     ============     ============

---------
(a) For the period from March 1, 1998 through December 31, 1998.
(b) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(c) For the period from January 21, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Government Income Fund

 Financial Highlights, Class A Shares

                           Six Months    Period Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                         Ended June 30,  December 31,  February 28, February 28, February 28, February 28, February 28,
                              1999         1998(a)         1998         1997         1996         1995         1994
                         --------------  ------------  ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....     $10.38         $10.07       $   9.69     $   9.87     $   9.47     $   9.90     $  10.25
                             ------         ------       --------     --------     --------     --------     --------
Investment Activities
 Net investment income
  (loss)................       0.25           0.45           0.55         0.57         0.58         0.54         0.55
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.51)          0.31           0.38        (0.18)        0.41        (0.44)       (0.09)
                             ------         ------       --------     --------     --------     --------     --------
 Total from Investment
  Activities............      (0.26)          0.76           0.93         0.39         0.99         0.10         0.46
                             ------         ------       --------     --------     --------     --------     --------
Distributions
 Net investment income..      (0.25)         (0.45)         (0.55)       (0.57)       (0.59)       (0.53)       (0.55)
 Net realized gains.....         --             --             --           --           --           --        (0.25)
 In excess of net
  realized gains........         --             --             --           --           --           --        (0.01)
                             ------         ------       --------     --------     --------     --------     --------
 Total Distributions....      (0.25)         (0.45)         (0.55)       (0.57)       (0.59)       (0.53)       (0.81)
                             ------         ------       --------     --------     --------     --------     --------
Net change in asset
 value..................      (0.51)          0.31           0.38        (0.18)        0.40        (0.43)       (0.35)
                             ------         ------       --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................     $ 9.87         $10.38       $  10.07     $   9.69     $   9.87     $   9.47     $   9.90
                             ======         ======       ========     ========     ========     ========     ========
Total Return (excludes
 sales charge)..........      (2.53)%(b)      7.69%(b)       9.90%        4.07%       10.70%        1.20%        4.55%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........     $1,757         $1,486       $270,404     $249,618     $184,226     $168,313     $118,695
Ratio of expenses to
 average net assets.....       0.91%(c)       0.91%(c)       0.80%        0.70%        0.72%        0.68%        0.70%
Ratio of net investment
 income to average net
 assets.................       5.12%(c)       5.28%(c)       5.62%        5.82%        5.96%        5.79%        5.34%
Ratio of expenses to
 average net assets*....       1.25%(c)        (d)           0.86%        0.80%        0.82%        0.83%        0.89%
Portfolio turnover**....          1%            20%            25%           7%          87%          31%          49%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

ISG FUNDS
Government Income Fund

 Financial Highlights, Class B Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.36
                                                                     ------
Investment Activities
 Net investment income (loss)....................................      0.20
 Net realized and unrealized gains (losses) from investments.....     (0.50)
                                                                     ------
 Total from Investment Activities................................     (0.30)
                                                                     ------
Distributions
 Net investment income...........................................     (0.22)
                                                                     ------
 Total Distributions.............................................     (0.22)
                                                                     ------
Net change in asset value........................................     (0.52)
                                                                     ------
Net Asset Value, End of Period...................................    $ 9.84
                                                                     ======
Total Return (excludes redemption charge)........................     (2.89)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  586
Ratio of expenses to average net assets..........................      1.86%(c)
Ratio of net investment income to average net assets.............      4.25%(c)
Portfolio turnover*..............................................         1%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from January 21, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Institutional Shares

                                                 Six Months     Period Ended
                                               Ended June 30,   December 31,
                                                    1999          1998(a)
                                               --------------   ------------
                                                (Unaudited)
Net Asset Value, Beginning of Period..........    $  10.36        $  10.42
                                                  --------        --------
Investment Activities
 Net investment income (loss).................        0.25            0.03
 Net realized and unrealized gains (losses)
  from investments............................       (0.50)          (0.06)
                                                  --------        --------
 Total from Investment Activities.............       (0.25)          (0.03)
                                                  --------        --------
Distributions
 Net investment income........................       (0.25)          (0.03)
                                                  --------        --------
 Total Distributions..........................       (0.25)          (0.03)
                                                  --------        --------
Net change in asset value.....................       (0.50)          (0.06)
                                                  --------        --------
Net Asset Value, End of Period................    $   9.86        $  10.36
                                                  ========        ========
Total Return..................................       (2.44)%(b)      (0.33)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).............    $346,508        $293,944
Ratio of expenses to average net assets.......        0.91%(c)        0.88%(c)
Ratio of net investment income to average net
 assets.......................................        5.12%(c)        5.07%(c)
Ratio of expenses to average net assets*......        0.99%(c)         (d)
Portfolio turnover**..........................           1%             20%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[PHOTO OF SHARON BROWN APPEARS HERE]

               Sharon Brown
               Portfolio Manager
               ISG Municipal Income Fund

-------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with dividend income exempt from federal income tax, without assuming undue risk. The Fund invests primarily in investment-grade municipal obligations issued by state and local entities across the United States.
-------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund produced a total return of -2.71% (Class A Shares at NAV).+ In comparison, the Fund's benchmark, the Lipper Municipal General Bond Fund Index/1/, produced a total return of - 0.75%.

It is also important to recognize income yield to shareholders. As of June 30, 1999, the Fund's 30-day SEC yield (Class A Shares at NAV) was 3.89%. For investors in the 36% federal income tax bracket, that is equivalent to a taxable yield of 6.08%. The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of AA+ (as rated by Standard & Poor's). As of June 30, 1999, the Fund's average maturity was 9.80 years.

Q. What factors affected your performance?

A. There was a lot of volatility and instability in the bond market as a whole. The prospect of the Federal Reserve Board tightening credit hung over the market throughout the period and weighed on bond prices; the Fed eventually did raise rates at the end of June. Fortunately for us, the municipal market fared somewhat better than the taxable bond market. In munis, we saw more stability and less volatility and anxiety. Generally, munis outperformed taxable bonds on a relative basis. This is not unusual, as munis usually outperform taxable bonds when the fixed-income market is in decline.

Q. What are a few of your favorite bonds in the Fund?

A. We like the State of Illinois 6.10%, due 2015 (9.7% of the Fund's net assets). This particular issue has a decent coupon that does not bump up against premium resistance and is not callable; the issuer cannot call the bond back before maturity. So along with providing a steady level of income, the issue should rise in value if interest rates were to decline. Another favorite is an Arkansas State zero coupon bond, due 2011 (1.2%). (The interest on a "zero" is not paid periodically, but at maturity.) This is a total-return play on the reversal of yields. We believe that, longer term yields will come back down. When they do, we should be able to sell this particular bond at a profit.*

Q. What is your outlook for the rest of 1999?

A. A lot of uncertainty remains in the bond market. We continue to get mixed signals on which direction the economy is heading. Inflation appears to be under control, but until we have hard evidence that the economy is slowing down, bonds are going to remain volatile. Adding pressure is the prospect of the Fed hiking rates again this year. While municipal bonds do not move in lockstep with the taxable market, they do follow the general trend in rates and bond prices. Over the next six months, we anticipate a bias toward the economy slowing down, which could help bring rates down a bit; this would be positive for all bonds, including munis.

As always, we will attempt to maintain broad diversification across regional and state lines to provide the Fund with additional stability and relative safety.
---------
+   Including the 3.00% sales load, the Fund's return was -5.64% for the period.
/1/ The Lipper Municipal General Bond Fund Index is an index of managed funds that invests at least 65% of its assets in municipal debt issues in the top four credit ratings.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Municipal Income Fund                                  June 30, 1999 (Unaudited)

 Municipal Bonds (97.1%)

                                                        Shares or    Market
                                                        Principal     Value
                                                          Amount    (Note 2)
                                                        ---------- -----------
Alabama (1.7%)
Jefferson County, Sewer Revenue Bonds, 6.00%, 9/1/13,
 Callable 9/1/02 @ 102................................. $1,000,000 $ 1,066,250
                                                                   -----------
Arkansas (1.2%)
Arkansas State Capital Appreciation, College Savings,
 Series C, 0.00%, 6/1/11, GO...........................  1,400,000     770,000
                                                                   -----------
California (6.9%)
California State, 7.00%, 10/1/09, GO...................  1,285,000   1,505,056
Los Angeles County, Metro Transit Authority Sales Tax
 Revenue, Series A, 6.00%, 7/1/09......................  2,655,000   2,890,632
                                                                   -----------
                                                                     4,395,688
                                                                   -----------
Florida (5.3%)
Dade County, Series DD, 7.70%, 10/1/08, GO, AMBAC......  1,760,000   2,123,000
Dade County, Series DD, 7.70%, 10/1/12, GO, AMBAC......  1,000,000   1,260,000
                                                                   -----------
                                                                     3,383,000
                                                                   -----------
Georgia (11.1%)
Georgia State, Series B, 7.20%, 3/1/06, GO.............  2,500,000   2,865,624
Georgia State, Series A, 6.25%, 4/1/08, GO.............  2,350,000   2,599,688
Savannah Hospital Authority Revenue, St. Josephs
 Hospital Project, 6.20%, 7/1/23, Prerefunded 7/1/03 @
 102...................................................  1,500,000   1,620,000
                                                                   -----------
                                                                     7,085,312
                                                                   -----------
Hawaii (1.6%)
Honolulu City & County Unrefunded Balance, Series B,
 5.50%, 10/1/11, GO....................................    730,000     754,637
Honolulu, City & County Prerefunded, Series B, 5.50%,
 10/1/11, GO...........................................    270,000     282,488
                                                                   -----------
                                                                     1,037,125
                                                                   -----------
Illinois (9.7%)
Chicago, Metropolitan Water Reclamation District,
 Greater Chicago Capital Improvements, 6.90%, 1/1/07,
 GO....................................................  1,830,000   2,072,475
Illinois Educational Facilities Authority Revenue,
 Loyola University, Series A, 6.10%, 7/1/15,
 Prerefunded 7/1/03 @ 102..............................  2,830,000   3,042,250
Will County Forest Preservation District, Series B,
 0.00%, 12/1/18, GO, FGIC..............................  3,000,000   1,023,750
                                                                   -----------
                                                                     6,138,475
                                                                   -----------
Kentucky (3.2%)
Carrollton & Henderson, Public Energy Authority Gas
 Revenue, Series A, 5.00%, 1/1/09, FSA.................  2,000,000   2,010,000
                                                                   -----------

 Municipal Bonds, continued

                                                          Shares or    Market
                                                          Principal     Value
                                                            Amount    (Note 2)
                                                          ---------- -----------
Michigan (4.1%)
Battle Creek Downtown Development Authority, 7.30%,
 5/1/10, Prerefunded 5/1/04 @ 102.......................  $1,000,000 $ 1,133,750
Rochester Community School District, 5.00%, 5/1/19, GO,
 MBIA, Q-SBLF...........................................   1,500,000   1,443,750
                                                                     -----------
                                                                       2,577,500
                                                                     -----------
Mississippi (1.6%)
Hinds County Refunding Bonds, 5.50%, 3/1/08, GO, MBIA...   1,000,000   1,042,500
                                                                     -----------
New Jersey (2.6%)
New Jersey Health Care Facilities Funding Authority
 Revenue, Cathedral Health Services, 5.50%, 2/1/11,
 MBIA...................................................   1,605,000   1,663,181
                                                                     -----------
New York (9.8%)
Nassau County Refunding, Series A, 6.00%, 7/1/10, GO,
 FGIC...................................................   2,000,000   2,162,500
New York State Dorm Authority Revenue, New York
 University, Series A, 5.75%, 7/1/13, MBIA..............   1,225,000   1,306,156
New York State Environmental Facilities Corp. PCR,
 Series E, 6.00%, 6/15/12...............................   2,500,000   2,731,250
                                                                     -----------
                                                                       6,199,906
                                                                     -----------
Oklahoma (2.6%)
Moore Oklahoma Refunding, 5.75%, 4/1/12, GO, MBIA.......   1,530,000   1,635,188
                                                                     -----------
Pennsylvania (8.1%)
Bethlehem Area School District, 6.00%, 3/1/16,
 Prerefunded 3/1/06 @ 100, State Aid Withholding, GO,
 MBIA...................................................   1,500,000   1,610,625
Pennsylvania Convention Center Authority Revenue, Series
 A, 6.70%, 9/1/16, FGIC.................................   3,075,000   3,559,313
                                                                     -----------
                                                                       5,169,938
                                                                     -----------
Rhode Island (1.7%)
Rhode Island Port Authority & Economic Development Corp.
 Revenue, Shepard Building Project, Series B, 6.75%,
 6/1/25, Prerefunded 6/1/04 @ 102, AMBAC................   1,000,000   1,111,250
                                                                     -----------
Tennessee (9.6%)
Metropolitan Government, Nashville & Davidson County,
 Electric Revenue, Series B, 5.50%, 5/15/08.............   2,500,000   2,618,750
Metropolitan Government, Nashville & Davidson County,
 Industrial Development Board Revenue, Multi Family
 Housing, Arbor, Series B, 7.50%, 11/15/10, Prerefunded
 5/15/10 @ 100..........................................   1,000,000   1,207,500

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Municipal Income Fund                                  June 30, 1999 (Unaudited)

 Municipal Bonds, continued

                                                          Shares or    Market
                                                          Principal     Value
                                                            Amount    (Note 2)
                                                          ---------- -----------
Tennessee, continued
Metropolitan Government, Nashville & Davidson County,
 Industrial Development Board Revenue, Multi Family
 Housing, Arbor, Series C, 7.50%, 11/15/12, Prerefunded
 5/15/12 @ 100..........................................  $1,000,000 $ 1,221,250
Montgomery County, 5.25%, 5/1/08, GO, FSA...............   1,000,000   1,028,750
                                                                     -----------
                                                                       6,076,250
                                                                     -----------
Texas (9.4%)
Austin Utility Systems Revenue Combined, Series A,
 9.50%, 5/15/15, Prerefunded 5/15/00 @ 100..............   1,000,000   1,049,780
Harris County, Housing Financial Corp., Multi Family
 Housing Revenue, Breton Mill Partners, 7.00%, 3/1/07,
 Prerefunded 2/15/07 @ 100..............................   1,000,000   1,138,750
Lubbock Health Facilities Development Corp., Hospital
 Revenue, Methodist Hospital, Series B, 6.75%, 12/1/10,
 AMBAC..................................................   1,000,000   1,151,250
North Central Texas Health Facilities Development Corp.,
 Baylor Health Care System, 6.25%, 5/15/10..............   1,600,000   1,736,000
Richardson Independent School District, Series C, 4.75%,
 2/15/22, Callable 2/15/08 @ 100,
 PSF-GTD................................................   1,000,000     901,250
                                                                     -----------
                                                                       5,977,030
                                                                     -----------
Washington (2.7%)
Seattle, Series A, 5.50%, 3/1/09, GO....................   1,675,000   1,748,281
                                                                     -----------
Wisconsin (4.2%)
Wisconsin State Health & Educational Facilities
 Authority Revenue, Wheaton Franciscan Services, Inc.,
 6.10%, 8/15/09, MBIA...................................   2,420,000   2,640,825
                                                                     -----------
TOTAL MUNICIPAL BONDS
 (Cost $63,676,295).....................................              61,727,699
                                                                     -----------

 Investment Companies (1.6%)

                                                          Shares or   Market
                                                          Principal    Value
                                                           Amount    (Note 2)
                                                          --------- -----------
AIM Tax-Free Money Market Fund...........................  973,518      973,518
Dreyfus Tax-Free Money Market Fund.......................   67,389       67,389
                                                                    -----------
TOTAL INVESTMENT COMPANIES
 (Cost $1,040,907).......................................             1,040,907
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $64,717,202) (a) -- (98.7%).......................            62,768,606
Other assets in excess of
 liabilities -- (1.3%)...................................               814,347
                                                                    -----------
TOTAL NET ASSETS -- (100.0%).............................           $63,582,953
                                                                    ===========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation........................................ $    169,868
   Unrealized depreciation........................................  (2,118,464)
                                                                   ------------
   Net unrealized depreciation.................................... $(1,948,596)
                                                                   ============

AMBAC -- Insured by AMBAC Indemnity Corp.
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
PCR -- Pollution Control Revenue
PSF-GTD--Permanent School Fund Guarantee
Q-SBLF -- Qualified-School Bond Loan Fund
                       See notes to financial statements

ISG FUNDS
Municipal Income Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $64,717,202).................           $62,768,606
Interest and dividends receivable........................             1,057,880
Prepaid expenses and other assets........................                19,549
                                                                    -----------
 Total Assets............................................            63,846,035
Liabilities:
Distributions payable....................................  $224,862
Accrued expenses and other payables:
 Investment advisory fees................................    15,768
 Administration fees.....................................       784
 Distribution fees.......................................     8,130
 Custodian fees..........................................     1,951
 Other...................................................    11,587
                                                           --------
 Total Liabilities.......................................               263,082
                                                                    -----------
Net Assets:
Capital..................................................            63,426,325
Undistributed (distributions in excess of) net investment
 income..................................................               (52,593)
Undistributed (distributions in excess of) net realized
 gains...................................................             2,157,817
Net unrealized appreciation (depreciation) from
 investments.............................................            (1,948,596)
                                                                    -----------
Net Assets...............................................           $63,582,953
                                                                    ===========
Class A Shares
 Net Assets..............................................           $ 3,230,151
 Shares outstanding......................................               309,098
 Redemption price per share..............................           $     10.45
                                                                    ===========
Class A Shares -- Maximum Sales Charge...................                 3.00%
                                                                    -----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the
  nearest cent)..........................................           $     10.77
                                                                    ===========
Class B Shares
 Net Assets..............................................           $   346,303
 Shares outstanding......................................                33,238
 Offering price per share*...............................           $     10.42
                                                                    ===========
Institutional Shares
 Net Assets..............................................           $60,006,499
 Shares outstanding......................................             5,742,449
 Offering and redemption price per share.................           $     10.45
                                                                    ===========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income.........................................          $ 1,363,192
Dividend income.........................................               19,992
                                                                  -----------
 Total Investment Income................................            1,383,184
Expenses:
Investment advisory fees................................ $182,426
Administration fees.....................................   45,607
Distribution fees -- Class A Shares.....................    3,314
Distribution fees -- Class B Shares.....................      771
Shareholder servicing fees -- Class A Shares............    1,988
Shareholder servicing fees -- Class B Shares............      257
Shareholder servicing fees -- Institutional Shares......   43,465
Custodian fees..........................................   10,332
Accounting fees.........................................   14,982
Transfer agent fees.....................................   20,088
Directors' fees.........................................      596
Other fees..............................................   30,465
                                                         --------
 Total expenses before voluntary fee reductions.........              354,291
 Expenses voluntarily reduced...........................              (94,527)
                                                                  -----------
 Net expenses...........................................              259,764
                                                                  -----------
Net Investment Income...................................            1,123,420
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions...........................................            2,157,653
Net change in unrealized appreciation (depreciation)
 from investments.......................................           (5,065,129)
                                                                  -----------
Net realized/unrealized gains (losses) from
 investments............................................           (2,907,476)
                                                                  -----------
Change in net assets resulting from operations..........          $(1,784,056)
                                                                  ===========

                       See notes to financial statements

ISG FUNDS
Municipal Income Fund

 Statements of Changes in Net Assets

                                     Six Months      Period Ended      Year Ended
                                   Ended June 30,    December 31,     February 28,
                                        1999           1998 (a)           1998
                                   --------------    ------------     ------------
                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment income...........   $ 1,123,420      $ 1,877,207      $ 2,124,116
 Net realized gains (losses) from
  investment transactions........     2,157,653           15,192           72,332
 Net change in unrealized
  appreciation (depreciation)
  from investments...............    (5,065,129)         517,234        1,412,573
                                    -----------      -----------      -----------
Change in net assets resulting
 from operations.................    (1,784,056)       2,409,633        3,609,021
                                    -----------      -----------      -----------
Distributions to Class A
 Shareholders:
 From net investment income......       (56,089)      (1,816,513)      (2,122,421)
 From net realized gains on
  investment transactions........            --          (87,360)        (104,785)
Distributions to Class B
 Shareholders:
 From net investment income......        (3,943)(c)           --               --
Distributions to Institutional
 Shareholders:
 From net investment income......    (1,176,985)        (112,697)(b)           --
                                    -----------      -----------      -----------
Change in net assets from
 shareholder distributions.......    (1,237,017)      (2,016,570)      (2,227,206)
                                    -----------      -----------      -----------
Change in net assets from capital
 transactions....................    10,045,333        7,587,023          268,866
                                    -----------      -----------      -----------
Change in net assets.............     7,024,260        7,980,086        1,650,681
Net Assets:
 Beginning of period.............    56,558,693       48,578,607       46,927,926
                                    -----------      -----------      -----------
 End of period...................   $63,582,953      $56,558,693      $48,578,607
                                    ===========      ===========      ===========

---------
(a) For the period from March 1, 1998 through December 31, 1998.
(b) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(c) For the period from February 3, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Municipal Income Fund

 Financial Highlights, Class A Shares

                           Six Months    Period Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                         Ended June 30,  December 31,  February 28, February 28, February 28, February 28, February 28,
                              1999         1998 (a)        1998         1997         1996         1995         1994
                         --------------  ------------  ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....     $10.96         $10.89       $ 10.59      $ 10.66      $ 10.15      $ 10.57      $ 10.51
                             ------         ------       -------      -------      -------      -------      -------
Investment Activities
 Net investment income
  (loss)................       0.20           0.34          0.47         0.49         0.49         0.49         0.48
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.49)          0.14          0.32        (0.07)        0.50        (0.43)        0.08
                             ------         ------       -------      -------      -------      -------      -------
 Total from Investment
  Activities............      (0.29)          0.48          0.79         0.42         0.99         0.06         0.56
                             ------         ------       -------      -------      -------      -------      -------
Distributions
 Net investment income..      (0.22)         (0.39)        (0.47)       (0.48)       (0.48)       (0.48)       (0.49)
 Net realized gains.....         --          (0.02)        (0.02)       (0.01)          --           --        (0.01)
                             ------         ------       -------      -------      -------      -------      -------
 Total Distributions....      (0.22)         (0.41)        (0.49)       (0.49)       (0.48)       (0.48)       (0.50)
                             ------         ------       -------      -------      -------      -------      -------
Net change in asset
 value..................      (0.51)          0.07          0.30        (0.07)        0.51        (0.42)        0.06
                             ------         ------       -------      -------      -------      -------      -------
Net Asset Value, End of
 Period.................     $10.45         $10.96       $ 10.89      $ 10.59      $ 10.66      $ 10.15      $ 10.57
                             ======         ======       =======      =======      =======      =======      =======
Total Return (excludes
 sales charge)..........      (2.71)%(b)      4.41%(b)      7.70%        4.12%        9.96%        0.81%        5.34%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........     $3,230         $1,980       $48,579      $46,928      $44,578      $41,542      $34,435
Ratio of expenses to
 average net assets.....       0.85%(c)       0.91%(c)      0.76%        0.70%        0.70%        0.75%        0.74%
Ratio of net investment
 income to average net
 assets.................       3.67%(c)       4.08%(c)      4.40%        4.69%        4.65%        4.93%        4.60%
Ratio of expenses to
 average net assets*....       1.40%(c)       1.21%(c)      1.07%        1.16%        1.17%        1.16%        1.41%
Portfolio turnover**....        152%             3%            6%           9%          20%           9%           9%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Municipal Income Fund


 Financial Highlights, Class B Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $11.04
                                                                     ------
Investment Activities
 Net investment income (loss)....................................      0.15
 Net realized and unrealized gains (losses) from investments.....     (0.58)
                                                                     ------
 Total from Investment Activities................................     (0.43)
                                                                     ------
Distributions
 Net investment income...........................................     (0.19)
                                                                     ------
 Total Distributions.............................................     (0.19)
                                                                     ------
Net change in asset value........................................     (0.62)
                                                                     ------
Net Asset Value, End of Period...................................    $10.42
                                                                     ======
Total Return (excludes redemption charge)........................     (4.28)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  346
Ratio of expenses to average net assets..........................      1.70%(c)
Ratio of net investment income to average net assets.............      2.74%(c)
Ratio of expenses to average net assets*.........................      2.00%(c)
Portfolio turnover**.............................................       152%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 3, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Institutional Shares

                                                   Six Months     Period Ended
                                                 Ended June 30,   December 31,
                                                      1999          1998(a)
                                                 --------------   ------------
                                                  (Unaudited)
Net Asset Value, Beginning of Period............    $ 10.96         $ 11.01
                                                    -------         -------
Investment Activities
 Net investment income (loss)...................       0.20            0.02
 Net realized and unrealized gains (losses) from
  investments...................................      (0.49)          (0.05)
                                                    -------         -------
 Total from Investment Activities...............      (0.29)          (0.03)
                                                    -------         -------
Distributions
 Net investment income..........................      (0.22)          (0.02)
                                                    -------         -------
 Total Distributions............................      (0.22)          (0.02)
                                                    -------         -------
Net change in asset value.......................      (0.51)          (0.05)
                                                    -------         -------
Net Asset Value, End of Period..................    $ 10.45         $ 10.96
                                                    =======         =======
Total Return....................................      (2.72)%(b)      (0.25)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............    $60,006         $54,578
Ratio of expenses to average net assets.........       0.85%(c)        0.90%(c)
Ratio of net investment income to average net
 assets.........................................       3.70%(c)        4.12%(c)
Ratio of expenses to average net assets*........       1.15%(c)        1.24%(c)
Portfolio turnover**............................        152%              3%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[PHOTO OF SHARON BROWN APPEARS HERE]

               Sharon Brown
               Portfolio Manager
               ISG Limited Term Tennessee Tax-Exempt Fund**

--------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with current income exempt from federal and Tennessee state income taxes without assuming undue risk. The Fund invests primarily in investment-grade Tennessee Municipal Obligations that generally have a duration of under five years, producing an effective average portfolio maturity ranging between three and five years.
--------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund produced a total return of -0.91% (Class A Shares at NAV).+ In comparison, the Fund's benchmark, the Lehman Brothers Municipal 1-5-Year Index,/1/ produced a total return of -0.90%.

It is also important to recognize income yield to shareholders. As of June 30, 1999, the Fund's 30-day SEC yield (Class A Shares at NAV) was 2.96%. For investors in the 36% federal income tax bracket, that is equivalent to a taxable yield of 4.63%. Shareholders who are residents of Tennessee could realize a higher taxable-equivalent yield. The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of AA (as rated by Standard & Poor's). As of June 30, 1999, the Fund's average maturity was 4.94 years.*

Q. What factors affected your performance?

A. There was a lot of volatility and instability in the bond market as a whole. The prospect of the Federal Reserve Board tightening credit hung over the market throughout the period and weighed on bond prices; the Fed eventually did raise rates at the end of June. Fortunately for us, the municipal market fared somewhat better than the taxable bond market. In munis, we saw more stability, and less volatility and anxiety. Generally, munis outperformed taxable bonds on a relative basis. This isn't unusual, as munis usually will outperform taxable bonds when the fixed-income market is in decline.

The Tennessee economy remained steady and strong. The state's municipal market offered a bit less supply than the national market. However, with so much volatility in the marketplace, we decided not to take any dramatic steps with this Fund during the period, and supply was adequate for our needs. To maintain high, tax-exempt income for our shareholders, we continued to emphasize noncallable bonds or longer-term callable bonds with higher coupons.

Q. What are a few of your favorite bonds in the Fund?

A. Among our favorites is the Tennessee State 6.50%, due 2004 (3.9% of the Fund's net assets). It's a short issue with a high coupon, and it is noncallable (the issuer cannot call back the bond before its maturity date). A bit longer out is the Lenoir City Electric, due 2011 (4.8%). This bond is callable, but with the call date not until 2008, the issue offers good call protection.*

Q. What is your outlook for the remainder of 1999?

A. A lot of uncertainty remains in the bond market. We continue to get mixed signals on which direction the economy is heading. Inflation appears to be in control, but until we have hard evidence that the economy is slowing down, bonds are going to remain volatile. Adding pressure is the prospect of the Fed hiking rates again this year. While municipal bonds do not move in lockstep with the taxable market, they do follow the general trend in rates and bond prices--as do Tennessee bonds. Over the next six months, we anticipate a bias toward the economy slowing down, which could help bring rates down a bit; this would be positive for bonds of all types, including Tennessee munis. As always, we will attempt to continue to keep the portfolio diversified throughout the state's various municipalities to provide the Fund with stability and relative safety.
---------
** Regional funds may be subject to additional risk, since the issuers they invest in are located in one geographical location. The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
+   Including the 3.00% sales load, the Fund's return was-3.86% for the period.
/1/ The Lehman Brothers Municipal 1-5-Year Index is an unmanaged index that is generally representative of municipal bonds with maturities between 1 and 5 years. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Limited Term Tennessee Tax-Exempt Fund                 June 30, 1999 (Unaudited)

 Municipal Bonds (84.6%)

                                                         Shares or    Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------

Arizona (5.2%)
Pima County, Unified School District, Series C, 6.60%,
 7/1/03,...............................................  $1,000,000 $ 1,056,250
                                                                    -----------
Prerefunded 7/1/01 @ 101, GO, MBIA
Ohio (5.0%)
Youngstown City School District, Revenue Anticipation
 Notes, 5.00%, 6/15/00, AMBAC..........................   1,000,000   1,014,220
                                                                    -----------
South Carolina (3.8%)
York County School District No. 003, 5.00%, 3/1/10,
 Callable 3/1/06 @ 101, GO, SCSDE......................     750,000     756,563
                                                                    -----------
Tennessee (70.6%)
Chattanooga, Health Education & Housing, Facilities
 Board Revenue, Series A, 5.25%, 12/1/02...............     900,000     924,749
Hamilton County, 6.25%, 2/1/20, Prerefunded 2/1/05 @
 102, GO...............................................     490,000     535,938
Johnson City, 5.25%, 6/1/09, GO, FGIC..................     850,000     873,375
Knox County Refunding, 6.50%, 4/1/04, Callable 4/1/03 @
 102, GO...............................................     750,000     814,688
Knox County, Health Education & Housing, Facilities
 Board Hospital Revenue Refunding, 7.25%, 1/1/08, MBIA
 ......................................................     750,000     870,938
Lenoir City Electrical System Revenue, 4.80%, 6/1/11,
 Callable 6/1/08 @ 100, AMBAC..........................   1,000,000     968,749
Memphis, 6.00%, 7/1/03, GO.............................     500,000     528,750
Memphis, 6.00%, 11/01/03, GO...........................     500,000     533,125
Memphis, 6.00%, 7/1/04, GO.............................   1,000,000   1,066,249
Metropolitan Government, Nashville & Davidson County,
 Health & Education Facilities Board Revenue, The
 Vanderbilt University, Series A, 6.00%, 7/1/07........     625,000     676,563
Montgomery County, Tennessee Health Reference &
 Improvement, Clarksville Regional Health System,
 5.10%, 1/1/11, Callable 1/1/08 @ 101 .................     750,000     719,063
Rutherford County Capital Outlay Notes, 6.00%, 4/1/04,
 GO....................................................   1,370,000   1,464,187
Shelby County Refunding Bond, Series B, 5.50%, 8/1/10,
 GO....................................................     750,000     782,813

 Municipal Bonds, continued

                                                         Shares or   Market
                                                         Principal    Value
                                                          Amount    (Note 2)
                                                         --------- -----------

 Tennessee, continued
 Shelby County, Series B, 6.00%, 12/1/05, GO............ $ 750,000 $   811,875
 Tennergy Corp., Tennessee Gas Revenue, 5.00%, 6/1/09,
  MBIA..................................................   900,000     910,125
 Tennessee State, Series B, 6.50%, 6/1/03, Prerefunded
  6/1/01 @ 102, GO......................................   750,000     793,125
 Wilson County, 5.00%, 4/1/03, GO.......................   900,000     919,125
                                                                   -----------
                                                                    14,193,437
                                                                   -----------
 TOTAL MUNICIPAL BONDS (Cost $17,287,739)...............            17,020,470
                                                                   -----------
 U.S. Treasury Bills (7.4%)
 4.05%*, 7/15/99........................................ 1,500,000   1,497,469
                                                                   -----------
 TOTAL U.S. TREASURY BILLS   (Cost $1,497,638)....................   1,497,469
                                                                   -----------
 Investment Companies (6.9%)
 AIM Tax-Free Money Market Fund.........................   880,091     880,091
 Dreyfus Tax-Free Money Market Fund.....................   508,549     508,549
                                                                   -----------
 TOTAL INVESTMENT COMPANIES (Cost $1,388,640)...........             1,388,640
                                                                   -----------
 TOTAL INVESTMENTS (Cost $20,174,017)(a) -- (98.9%).....            19,906,579
 Other assets in excess of
  liabilities -- (1.1%).................................               215,508
                                                                   -----------
 TOTAL NET ASSETS --  (100.0%)..........................           $20,122,087
                                                                   ===========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation......................................... $  33,994
    Unrealized depreciation.........................................  (301,432)
                                                                     ---------
    Net unrealized depreciation..................................... $(267,438)
                                                                     =========

* Yield effective at purchase.
AMBAC -- Insured by AMBAC Indemnity Corp.
FGIC -- Insured by Financial Guaranty Insurance Corp.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
SCSDE -- South Carolina School District Enhancement
                       See notes to financial statements

ISG FUNDS
Limited Term Tennessee Tax-Exempt Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $20,174,017)...............             $19,906,579
Interest and dividends receivable......................                 269,026
Deferred organization costs............................                   1,151
Prepaid expenses and other assets......................                  20,897
                                                                    -----------
 Total Assets..........................................              20,197,653
Liabilities:
Distributions payable..................................  $   50,694
Accrued expenses and other payables:
 Investment advisory fees..............................       6,489
 Administration fees...................................          66
 Distribution fees.....................................       3,106
 Custodian fees........................................       2,418
 Other.................................................      12,793
                                                         ----------
 Total Liabilities.....................................                  75,566
                                                                    -----------
Net Assets:
Capital................................................              20,355,858
Undistributed (distributions in excess of) net realized
 gains.................................................                  33,667
Net unrealized appreciation (depreciation) from
 investments...........................................                (267,438)
                                                                    -----------
Net Assets.............................................             $20,122,087
                                                                    ===========
Class A Shares
 Net Assets............................................             $19,333,972
 Shares outstanding....................................               1,959,153
 Redemption price per share............................             $      9.87
                                                                    ===========
Class A Shares -- Maximum Sales Charge.................                   3.00%
                                                                    -----------
 Maximum Offering Price Per Share (100%/(100% --
   Maximum Sales Charge) of net asset value adjusted to
  the nearest cent)....................................             $     10.18
                                                                    ===========
Class B Shares
 Net Assets............................................             $   788,115
 Shares outstanding....................................                  79,871
 Offering price per share*.............................             $      9.87
                                                                    ===========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income..........................................            $ 390,403
Dividend income..........................................               17,459
                                                                     ---------
 Total Investment Income.................................              407,862
Expenses:
Investment advisory fees.................................  $  50,302
Administration fees......................................     15,091
Distribution fees -- Class A Shares......................     24,112
Distribution fees -- Class B Shares......................      3,117
Shareholder servicing fees -- Class A Shares.............     14,467
Shareholder servicing fees -- Class B Shares.............      1,039
Custodian fees...........................................      4,859
Accounting fees..........................................      7,294
Transfer agent fees......................................     13,700
Directors' fees..........................................        170
Registration and filing fees.............................     13,839
Other fees...............................................      8,697
                                                           ---------
 Total expenses before voluntary fee reductions..........              156,687
 Expenses voluntarily reduced............................              (46,245)
                                                                     ---------
 Net expenses............................................              110,442
                                                                     ---------
Net Investment Income....................................              297,420
                                                                     ---------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions............................................               31,209
Net change in unrealized appreciation (depreciation) from
 investments.............................................             (514,452)
                                                                     ---------
Net realized/unrealized gains (losses) from investments..             (483,243)
                                                                     ---------
Change in net assets resulting from operations...........            $(185,823)
                                                                     =========

                       See notes to financial statements

ISG FUNDS
Limited Term Tennessee Tax-Exempt Fund

 Statements of Changes in Net Assets

                                                   Six Months
                                                      Ended      Year Ended
                                                    June 30,    December 31,
                                                      1999          1998
                                                   -----------  ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
 Net Investment income............................ $   297,420  $   697,091
 Net realized gains (losses) from investment
  transactions....................................      31,209      155,050
 Net change in unrealized appreciation
  (depreciation) from investments.................    (514,452)     (54,273)
                                                   -----------  -----------
Change in net assets resulting from operations....    (185,823)     797,868
                                                   -----------  -----------
Distributions to Class A Shareholders:
 From net investment income.......................    (288,524)    (688,069)
 From net realized gains on investment
  transactions....................................         --      (152,027)
Distributions to Class B Shareholders:
 From net investment income.......................      (8,896)      (9,022)(a)
 From net realized gains on investment
  transactions....................................         --        (5,771)(a)
                                                   -----------  -----------
Change in net assets from shareholder
 distributions....................................    (297,420)    (854,889)
                                                   -----------  -----------
Change in net assets from capital transactions....     434,015   (2,664,724)
                                                   -----------  -----------
Change in net assets..............................     (49,228)  (2,721,745)
Net Assets:
 Beginning of period..............................  20,171,315   22,893,060
                                                   -----------  -----------
 End of period.................................... $20,122,087  $20,171,315
                                                   ===========  ===========

---------
(a) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Limited Term Tennessee Tax-Exempt Fund

 Financial Highlights, Class A Shares

                                       Six Months      Year Ended  Period Ended
                                     Ended June 30,   December 31, December 31,
                                          1999            1998       1997(a)
                                     --------------   ------------ ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period.............................    $ 10.11         $ 10.13      $ 10.00
                                        -------         -------      -------
Investment Activities
 Net investment income (loss).......       0.15            0.32         0.29
 Net realized and unrealized gains
  (losses) from investments.........      (0.24)           0.06         0.13
                                        -------         -------      -------
 Total from Investment Activities...      (0.09)           0.38         0.42
                                        -------         -------      -------
Distributions
 Net investment income..............      (0.15)          (0.32)       (0.29)
 Net realized gains.................         --           (0.08)          --
                                        -------         -------      -------
 Total Distributions................      (0.15)          (0.40)       (0.29)
                                        -------         -------      -------
Net change in asset value...........      (0.24)          (0.02)        0.13
                                        -------         -------      -------
Net Asset Value, End of Period......    $  9.87         $ 10.11      $ 10.13
                                        =======         =======      =======
Total Return (excludes sales
 charge)............................      (0.91)%(b)       3.76%        4.26%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)...    $19,334         $19,439      $22,893
Ratio of expenses to average net
 assets.............................       1.06%(c)        1.05%        0.98%(c)
Ratio of net investment income to
 average net assets.................       2.99%(c)        3.11%        3.48%(c)
Ratio of expenses to average net
 assets*............................       1.53%(c)        1.52%        1.52%(c)
Portfolio turnover**................         58%            189%         179%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                    Six Months    Period Ended
                                                  Ended June 30,  December 31,
                                                       1999         1998(a)
                                                  --------------  ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............     $10.10         $10.18
                                                      ------         ------
Investment Activities
 Net investment income (loss)....................       0.11           0.20
 Net realized and unrealized gains (losses) from
  investments....................................      (0.23)            --
                                                      ------         ------
 Total from Investment Activities................      (0.12)          0.20
                                                      ------         ------
Distributions
 Net investment income...........................      (0.11)         (0.20)
 Net realized gains..............................         --          (0.08)
                                                      ------         ------
 Total Distributions.............................      (0.11)         (0.28)
                                                      ------         ------
Net change in asset value........................      (0.23)         (0.08)
                                                      ------         ------
Net Asset Value, End of Period...................     $ 9.87         $10.10
                                                      ======         ======
Total Return (excludes redemption charge)........      (1.23)%(b)      1.94%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................     $  788         $  732
Ratio of expenses to average net assets..........       1.91%(c)       2.05%(c)
Ratio of net investment income to average net
 assets..........................................       2.14%(c)       2.02%(c)
Ratio of expenses to average net assets*.........       2.13%(c)       2.27%(c)
Portfolio turnover**.............................         58%           189%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

[PHOTO OF SHARON BROWN APPEARS HERE]

               Sharon Brown
               Portfolio Manager
               ISG Tennessee Tax-Exempt Fund**

-------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with current income exempt from federal and Tennessee state income taxes without assuming undue risk. The Fund invests primarily in investment-grade Tennessee municipal obligations and is suitable for Tennessee residents seeking monthly state income exempt from both federal and Tennessee personal income taxes. The Fund affords greater diversification and liquidity than most investors would achieve by purchasing municipal securities directly.
-------------------------------------------------------------------------------

Q.  How did the Fund perform during the period?
A. For the six months ended June 30, 1999, the Fund produced a total return of -2.19% (Class A Shares at NAV).+ In comparison, the Fund's benchmark, the Lipper States Intermediate Municipal Average,/1/ produced a total return of -1.40%.

It is also important to recognize income yield to shareholders. As of June 30, 1999, the Fund's 30-day SEC yield (Class A Shares at NAV) was 2.99%. For investors in the 36% federal income tax bracket, that is equivalent to a taxable yield of 4.67%. Shareholders who are residents of Tennessee could realize a higher taxable-equivalent yield. The yield percentage is annualized.

We achieved our objectives while maintaining an average credit quality of AA+ (as rated by Standard & Poor's). As of June 30, 1999, the Fund's average maturity was 8.63 years.

Q.  What factors affected your performance?
A. There was a lot of volatility and instability in the bond market as a whole. The prospect of the Federal Reserve Board tightening credit hung over the market throughout the period and weighed on bond prices; the Fed eventually did raise rates at the end of June. Fortunately for us, the municipal market fared somewhat better than the taxable bond market. In munis, we saw more stability and less volatility and anxiety.
Generally, munis outperformed taxable bonds on a relative basis. This is not unusual, as munis usually outperform taxable bonds when the fixed-income market is in decline.

The Tennessee economy remained steady and strong. The state's municipal market offered a bit less supply than the national market. However, with so much volatility in the marketplace, we decided not to take any dramatic steps with this Fund during the period, and supply was adequate for our needs. To maintain high, tax-exempt income for our shareholders, we continued to emphasize noncallable bonds or longer-term callable bonds with higher coupons.

Q.  What are a few of your favorite bonds in the Fund?
A. Among our favorites is the Rutherford County 6.25%, due 2005 (3.0% of the Fund's net assets). It has a decent coupon and is noncallable (the issuer cannot call back the bond before its maturity date). A bit longer on the yield curve is the Wilson County 5.25%, due 2015 (1.7%). This is a discount bond with a call date in 2008. This issue offers decent call protection, and if interest rates were to fall, the bond would provide some price appreciation.*

Q.  What is your outlook for the rest of 1999?
A. A lot of uncertainty remains in the bond market. We continue to get mixed signals on which direction the economy is heading. Inflation appears to be in control, but until we have hard evidence that the economy is slowing down, bonds are going to remain volatile. Adding pressure is the prospect of the Fed hiking rates again this year. While municipal bonds do not move in lockstep with the taxable market, they do follow the general trend in rates and bond prices--as do Tennessee bonds. Over the next six months, we anticipate a bias toward the economy slowing down, which could help bring rates down a bit; this would be positive for bonds of all types, including Tennessee munis. As always, we will continue to keep the portfolio diversified throughout the state's various municipalities, to provide the Fund with stability and relative safety.
---------
** Regional funds may be subject to additional risk, since the issuers they invest in are located in one geographical location. The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
+   Including the 3.00% sales load, the Fund's return was -5.17% for the period.
/1/ The Lipper States Intermediate Municipal Average is comprised of managed funds that invest in municipal debt issues that have dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Tennessee Tax-Exempt Fund                              June 30, 1999 (Unaudited)

 Municipal Bonds (97.7%)

                                                          Shares or    Market
                                                          Principal     Value
                                                            Amount    (Note 2)
                                                          ---------- -----------

Alabama (2.3%)
Jefferson County Sewer Revenue Refunded Warrants, Series
 A, 5.63%, 2/1/22, Callable 2/1/07 @ 101, FGIC..........  $1,995,000 $ 2,057,344
                                                                     -----------
Arizona (2.3%)
Maricopa County School District No 008 Refunding, 7.50%,
 7/1/07, GO, MBIA.......................................   1,750,000   2,065,000
                                                                     -----------
Arkansas (1.3%)
North Little Rock Electric Power and Light Refunding,
 Series A, 6.50%, 7/1/15, MBIA..........................   1,000,000   1,151,250
                                                                     -----------
Florida (2.5%)
Hillsborough County Industrial Development Authority,
 PCR, Tampa Electric Project, 8.00%, 5/1/22, Callable
 5/1/02 @ 103...........................................   2,000,000   2,250,000
                                                                     -----------
Georgia (5.7%)
Fulton County School District Refunded, 6.38%, 5/1/11,
 GO.....................................................   1,480,000   1,661,300
Georgia State School Improvements, Series C, 7.25%,
 7/1/06, GO.............................................   2,000,000   2,310,000
Georgia State School Improvements, Series D, 6.50%,
 8/1/05, GO.............................................   1,000,000   1,103,750
                                                                     -----------
                                                                       5,075,050
                                                                     -----------
Hawaii (1.9%)
Hawaii State School Improvements, Series CL, 6.00%,
 3/1/08, GO, MBIA-IBC...................................   1,550,000   1,668,188
                                                                     -----------
Minnesota (1.2%)
Minnesota Public Facilities Authority, Water PCR, Series
 B, 6.50%, 3/1/03.......................................   1,000,000   1,073,750
                                                                     -----------
New York (1.8%)
New York State, Series A, 7.00%, 8/1/06, GO, AMBAC-
 TCRS...................................................   1,405,000   1,589,406
                                                                     -----------
Ohio (2.6%)
Moraine Solid Waste Disposal Revenue, Resource Recovery
 Improvements, General Motors Corp. Project, 6.75%,
 7/1/14.................................................   2,000,000   2,287,500
                                                                     -----------
Tennessee (76.1%)
Bristol Health & Educational Facilities Revenue, Bristol
 Memorial Hospital, Revenue Bond, 6.75%, 9/1/07, FGIC...   3,340,000   3,761,674
Chattanooga-Hamilton County Hospital Authority, Hospital
 Revenue, 5.63%, 10/1/09, FSA...........................   1,000,000   1,053,750
Dickson County School Improvements, 6.25%, 4/1/08, GO,
 FGIC...................................................   1,220,000   1,342,000

 Municipal Bonds, continued

                                                          Shares or    Market
                                                          Principal     Value
                                                            Amount    (Note 2)
                                                          ---------- -----------

Tennessee, continued
Hamilton County Industrial Development Board Lease, Rent
 Revenue, 5.75%, 9/1/05, FGIC...........................  $1,000,000 $ 1,061,250
Humphreys County Industrial Development Board, Solid
 Waste Disposal Revenue, E.I. Dupont de Nemours & Co.
 Project, 6.70%, 5/1/24, Callable 5/1/04 @ 102..........   1,455,000   1,598,681
Jackson Hospital Revenue Refunding and Improvement,
 6.00%, 4/1/05, AMBAC...................................   1,150,000   1,227,625
Johnson City Health & Education Revenue Refunding and
 Improvement, Medical Center Hospital, 5.13%, 7/1/10,
 MBIA...................................................   1,000,000   1,003,750
Knox County Health, Education & Housing Facilities
 Board, Hospital Facilities Revenue, Fort Sanders
 Alliance, 6.25%, 1/1/13, MBIA..........................   1,000,000   1,102,500
Knox County Refunding, 6.50%, 4/1/04, Callable 4/1/03 @
 102, GO................................................   1,965,000   2,134,481
Lawrenceburg Electric, Revenue Bond, 6.63%, 7/1/18,
 MBIA...................................................   1,250,000   1,439,063
Memphis, 6.25%, 7/1/04, GO..............................   1,500,000   1,616,250
Memphis, 6.00%, 11/1/06, GO.............................   1,000,000   1,086,250
Memphis Refunding General Improvement, Series B, 5.25%,
 10/1/10, GO............................................   1,000,000   1,022,500
Memphis Refunding General Improvement, Series B, 5.25%,
 10/1/11, GO............................................   1,045,000   1,063,288
Memphis-Shelby County Airport Authority, Revenue Bonds,
 Series A, 6.25%, 2/15/09, MBIA.........................   1,790,000   1,951,100
Metropolitan Government, Nashville & Davidson County,
 5.60%, 5/15/07, Callable 5/15/06 @ 101, GO.............   1,045,000   1,105,088
Metropolitan Government, Nashville & Davidson County
 Energy Project, Series B, Revenue Bond, 6.00%, 7/1/10,
 AMBAC..................................................   1,335,000   1,448,475
Metropolitan Government, Nashville & Davidson County
 Health & Educational Facilities Board, Refunding &
 Improvements, Meharry Medical College, 6.00%, 12/1/09,
 AMBAC..................................................   1,000,000   1,085,000
Metropolitan Government, Nashville & Davidson County
 Health & Educational Facilities Board, Refunding &
 Improvements, Meharry Medical College, 6.00%, 12/1/13,
 AMBAC..................................................   2,030,000   2,197,475

                                   Continued

ISG FUNDS                                     Schedule of Portfolio Investments
Tennessee Tax-Exempt Fund                             June 30, 1999 (Unaudited)

 Municipal Bonds, continued

                                                         Shares or    Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------

Tennessee, continued
Metropolitan Government, Nashville & Davidson County
 Refunding, 6.25%, 12/1/01, GO.........................  $1,000,000 $ 1,051,250
Metropolitan Government, Nashville & Davidson County
 Water & Sewer Revenue, 6.50%, 4/1/03, Callable 4/1/99
 @ 102.................................................   1,000,000   1,071,250
Metropolitan Government, Nashville & Davidson County,
 Industrial Development Board Revenue, Multi Family
 Housing, Arbor, Series B, 7.50%, 11/15/10, Prerefunded
 5/15/10 @ 100.........................................   5,000,000   6,037,499
Metropolitan Government, Nashville & Davidson County,
 Vanderbilt University, Series A, 5.75%, 1/1/07........   1,035,000   1,099,688
Monroe County High School Refunding, 5.25%, 5/1/10, GO,
 FSA...................................................     970,000     995,463
Rutherford County, Capital Outlay, Series A, 6.25%,
 5/1/04, GO............................................   2,000,000   2,160,000
Rutherford County, Capital Outlay, Series A, 6.25%,
 5/1/05, GO............................................   2,500,000   2,721,875
Shelby County Health, Education & Housing Facilities
 Board, Hospital Revenue, Methodist Health Systems,
 Inc., 6.25%, 8/1/07, MBIA.............................   3,500,000   3,823,749
Shelby County, Series A, 6.75%, 4/1/05, GO.............   1,000,000   1,108,750
Shelby County, Series A, 5.63%, 6/1/05, GO.............   1,000,000   1,057,500
Shelby County, Series B, 6.00%, 12/1/05, GO............   1,250,000   1,353,125
Tennergy Corp., Tennessee Gas Revenue, 5.00%, 6/1/09,
 MBIA..................................................   1,000,000   1,011,250
Tennessee Energy Acquisition Corp. Gas Revenue, Series
 B, 5.00%, 9/1/07, AMBAC...............................   2,000,000   2,020,000
Tennessee State, Refunded, Series B, 6.00%, 5/1/05,
 GO....................................................   3,000,000   3,232,500
Tennessee State, Refunded, Series B, 6.00%, 5/1/06,
 GO....................................................   1,000,000   1,082,500
Williamson County, 5.50%, 9/1/09, GO...................   2,180,000   2,289,000
Williamson County, 5.25%, 9/1/11, GO...................   2,430,000   2,484,675

 Municipal Bonds, continued

                                                        Shares or     Market
                                                        Principal     Value
                                                          Amount     (Note 2)
                                                        ---------- ------------

 Tennessee, continued
 Williamson County Public Improvement, 6.25%, 4/1/06,
  GO..................................................  $1,000,000 $  1,092,500
 Williamson County, Rural School, 5.50%, 9/1/09, GO...   1,000,000    1,050,000
 Williamson County, Rural School, 5.25%, 9/1/10, GO...   1,655,000    1,698,444
 Wilson County Certificate of Participation Refunding,
  5.25%, 6/30/15, Callable 6/30/09 @ 101, FSA.........   1,500,000    1,496,250
                                                                   ------------
                                                                     68,237,468
                                                                   ------------
 TOTAL MUNICIPAL BONDS (Cost $88,699,056).............               87,454,956
                                                                   ------------
 Investment Companies (1.0%)
 AIM Tax-Free Money Market Fund.......................     921,199 $    921,199
 Dreyfus Tax-Free Money Market Fund...................       2,007        2,007
                                                                   ------------
 TOTAL INVESTMENT COMPANIES (Cost $923,206)...........                  923,206
                                                                   ------------
 TOTAL INVESTMENTS (Cost $89,622,262) (a) -- (98.7%)..               88,378,162
 Other assets in excess of liabilities -- (1.3%)......                1,124,388
                                                                   ------------
 TOTAL NET ASSETS -- (100.0%).........................             $ 89,502,550
                                                                   ============

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation....................................... $   469,075
    Unrealized depreciation.......................................  (1,713,175)
                                                                   -----------
    Net unrealized depreciation................................... $(1,244,100)
                                                                   ===========

AMBAC -- Insured by AMBAC Indemnity Corp.
AMBAC-TCRS -- AMBAC Transferable Custodial Receipts
FGIC -- Insured by Financial Guaranty Insurance Corp.
FSA -- Insured by Financial Security Assurance Inc.
GO -- General Obligation
MBIA -- Insured by Municipal Bond Insurance Assoc.
PCR -- Pollution Control Revenue
                                   Continued

ISG FUNDS
Tennessee Tax-Exempt Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $89,622,262).................           $88,378,162
Interest and dividends receivable........................             1,435,291
Receivable for capital shares issued.....................                 2,974
Prepaid expenses and other assets........................                27,957
                                                                    -----------
 Total Assets............................................            89,844,384
Liabilities:
Distributions payable....................................  $262,334
Accrued expenses and other payables:
 Investment advisory fees................................    37,198
 Administration fees.....................................     1,101
 Distribution fees.......................................    12,850
 Custodian fees..........................................     6,897
 Other...................................................    21,454
                                                           --------
  Total Liabilities......................................               341,834
                                                                    -----------
Net Assets:
Capital..................................................            90,595,331
Undistributed (distributions in excess of) net investment
 income..................................................                 5,860
Undistributed (distributions in excess of) net realized
 gains...................................................               145,459
Net unrealized appreciation (depreciation) from
 investments.............................................            (1,244,100)
                                                                    -----------
Net Assets...............................................           $89,502,550
                                                                    ===========
Class A Shares
 Net Assets..............................................           $ 3,080,484
 Shares outstanding......................................               314,003
 Redemption price per share..............................           $      9.81
                                                                    ===========
Class A Shares -- Maximum Sales Charge...................                 3.00%
                                                                    -----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the
  nearest cent)..........................................           $     10.11
                                                                    ===========
Class B Shares
 Net Assets..............................................           $ 1,539,574
 Shares outstanding......................................               156,605
 Offering price per share*...............................           $      9.83
                                                                    ===========
Institutional Shares
 Net Assets..............................................           $84,882,492
 Shares outstanding......................................             8,653,198
 Offering and redemption price per share.................           $      9.81
                                                                    ===========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income.........................................          $ 2,014,507
Dividend income.........................................               35,121
                                                                  -----------
 Total Investment Income................................            2,049,628
Expenses:
Investment advisory fees................................ $230,770
Administration fees.....................................   69,231
Distribution fees -- Class A Shares.....................    3,715
Distribution fees -- Class B Shares.....................    5,318
Shareholder servicing fees -- Class A Shares............    2,229
Shareholder servicing fees -- Class B Shares............    1,773
Shareholder servicing fees -- Institutional Shares......   65,939
Custodian fees..........................................   12,756
Accounting fees.........................................   14,171
Transfer agent fees.....................................   21,382
Directors' fees.........................................      794
Other fees..............................................   40,979
                                                         --------
 Net expenses...........................................              469,057
                                                                  -----------
Net Investment Income...................................            1,580,571
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions...........................................              116,113
Net change in unrealized appreciation (depreciation)
 from investments.......................................           (3,611,255)
                                                                  -----------
Net realized/unrealized gains (losses) from
 investments............................................           (3,495,142)
                                                                  -----------
Change in net assets resulting from operations..........          $(1,914,571)
                                                                  ===========

                       See notes to financial statements

ISG FUNDS
Tennessee Tax-Exempt Fund

 Statements of Changes in Net Assets

                                                  Six Months    Year Ended
                                                Ended June 30, December 31,
                                                     1999          1998
                                                -------------- ------------
                                                 (Unaudited)
From Investment Activities:
Operations:
 Net investment income.........................  $ 1,580,571   $  3,612,792
 Net realized gains (losses) from investment
  transactions.................................      116,113      1,356,524
 Net change in unrealized appreciation
  (depreciation) from investments..............   (3,611,255)      (524,589)
                                                 -----------   ------------
Change in net assets resulting from
 operations....................................   (1,914,571)     4,444,727
                                                 -----------   ------------
Distributions to Class A Shareholders:
 From net investment income....................      (47,647)       (86,286)
 From net realized gains on investment
  transactions.................................           --        (19,251)
Distributions to Class B Shareholders:
 From net investment income....................      (18,316)       (17,207)(a)
 From net realized gains on investment
  transactions.................................           --         (9,170)(a)
Distributions to Institutional Shareholders:
 From net investment income....................   (1,514,608)    (3,509,299)
 From net realized gains on investment
  transactions.................................           --       (638,254)
                                                 -----------   ------------
Change in net assets from shareholder
 distributions.................................   (1,580,571)    (4,279,467)
                                                 -----------   ------------
Change in net assets from capital
 transactions..................................   (3,004,761)    (6,573,702)
                                                 -----------   ------------
Change in net assets...........................   (6,499,903)    (6,408,442)
Net Assets:
 Beginning of period...........................   96,002,453    102,410,895
                                                 -----------   ------------
 End of period.................................  $89,502,550   $ 96,002,453
                                                 ===========   ============

---------
(a) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Tennessee Tax-Exempt Fund

 Financial Highlights, Class A Shares

                           Six Months     Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31, December 31, December 31,
                              1999           1998         1997         1996         1995       1994(a)
                         --------------  ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....     $10.19         $10.18       $ 9.90      $ 10.19      $  9.40      $ 10.00
                             ------         ------       ------      -------      -------      -------
Investment Activities
 Net investment income
  (loss)................       0.16           0.35         0.44         0.42         0.45         0.34
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.38)          0.08         0.25        (0.29)        0.79        (0.60)
                             ------         ------       ------      -------      -------      -------
 Total from Investment
  Activities............      (0.22)          0.43         0.69         0.13         1.24        (0.26)
                             ------         ------       ------      -------      -------      -------
Distributions
 Net investment income..      (0.16)         (0.35)       (0.41)       (0.42)       (0.45)       (0.34)
 Net realized gains.....         --          (0.07)          --           --           --           --
                             ------         ------       ------      -------      -------      -------
 Total Distributions....      (0.16)         (0.42)       (0.41)       (0.42)       (0.45)       (0.34)
                             ------         ------       ------      -------      -------      -------
Net change in asset
 value..................      (0.38)          0.01         0.28        (0.29)        0.79        (0.60)
                             ------         ------       ------      -------      -------      -------
Net Asset Value, End of
 Period.................     $ 9.81         $10.19       $10.18      $  9.90      $ 10.19      $  9.40
                             ======         ======       ======      =======      =======      =======
Total Return (excludes
 sales charge)..........      (2.19)%(b)      4.25%        7.13%        1.39%       13.40%        2.63%(b)

Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........     $3,080         $2,919       $1,669      $88,084      $94,143      $86,127
Ratio of expenses to
 average net assets.....       1.25%(c)       1.20%        0.84%        0.86%        0.87%        0.82%(c)
Ratio of net investment
 income to average net
 assets.................       3.21%(c)       3.37%        4.13%        4.29%        4.52%        4.61%(c)
Ratio of expenses to
 average net assets*....        (d)           1.20%        1.09%        1.11%        1.12%        1.18%(c)
Portfolio turnover**....         36%           155%         253%         219%         188%        0.41%

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 28, 1994 (commencement of operations) through December 31, 1994.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.

 Financial Highlights, Class B Shares

                                                    Six Months    Period Ended
                                                  Ended June 30,  December 31,
                                                       1999         1998(a)
                                                  --------------  ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............     $10.21         $10.22
                                                      ------         ------
Investment Activities
 Net investment income (loss)....................       0.13           0.26
 Net realized and unrealized gains (losses) from
  investments....................................      (0.38)          0.06
                                                      ------         ------
 Total from Investment Activities................      (0.25)          0.32
                                                      ------         ------
Distributions
 Net investment income...........................      (0.13)         (0.26)
 Net realized gains..............................         --          (0.07)
                                                      ------         ------
 Total Distributions.............................      (0.13)         (0.33)
                                                      ------         ------
Net change in asset value........................      (0.38)         (0.01)
                                                      ------         ------
Net Asset Value, End of Period...................     $ 9.83         $10.21
                                                      ======         ======
Total Return (excludes redemption charge)........      (2.48)%(b)      3.17%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................     $1,540         $1,397
Ratio of expenses to average net assets..........       1.84%(c)       1.95%(c)
Ratio of net investment income to average net
 assets..........................................       2.58%(c)       2.50%(c)
Portfolio turnover*..............................         36%           155%

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Tennessee Tax-Exempt Fund

 Financial Highlights, Institutional Shares

                                       Six Months      Year Ended  Period Ended
                                     Ended June 30,   December 31, December 31,
                                          1999            1998       1997(a)
                                     --------------   ------------ ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period............................     $ 10.19         $ 10.18      $  10.05
                                        -------         -------      --------
Investment Activities
 Net investment income (loss)......        0.17            0.37          0.10
 Net realized and unrealized gains
  (losses) from investments........       (0.38)           0.08          0.13
                                        -------         -------      --------
 Total from Investment Activities..       (0.21)           0.45          0.23
                                        -------         -------      --------
Distributions
 Net investment income.............       (0.17)          (0.37)        (0.10)
 Net realized gains................          --           (0.07)           --
                                        -------         -------      --------
 Total Distributions...............       (0.17)          (0.44)        (0.10)
                                        -------         -------      --------
Net change in asset value..........       (0.38)           0.01          0.13
                                        -------         -------      --------
Net Asset Value, End of Period.....     $  9.81         $ 10.19      $  10.18
                                        =======         =======      ========
Total Return.......................       (2.07)%(b)       4.52%         2.35%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)..     $84,882         $91,687      $100,742
Ratio of expenses to average net
 assets............................        1.00%(c)        0.95%         0.56%(c)
Ratio of net investment income to
 average net assets................        3.45%(c)        3.65%         4.22%(c)
Ratio of expenses to average net
 assets*...........................         (d)            0.95%         0.87%(c)
Portfolio turnover**...............          36%            155%          253%

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

[PHOTO OF DONALD F. TURK APPEARS HERE]

               Donald F. Turk, CFA
               Portfolio Manager
               ISG Limited Term Income Fund

-------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with current income without assuming undue risk. It invests primarily in investment-grade, U.S. dollar-denominated, fixed-income securities of domestic and foreign issuers that generally have a duration of less than four years. This Fund is suitable for investors seeking regular monthly income without undue risk to principal.
-------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund produced a total return of -0.11% (Class A Shares at NAV).+ In comparison, the Merrill Lynch 1-5-Year Government/Corporate Bond Index/1/ produced a total return of 0.64%.

It is also important to recognize income yield to shareholders. As of June 30, 1999, the Fund's 30-day SEC yield was 4.77% (Class A Shares at NAV), compared to 4.06% at the end of 1998. The yield percentage is annualized. We achieved these yields while maintaining an average credit quality of AA (rated by Standard & Poor's). As of June 30, 1999, the Fund's average maturity was 5.10 years.

Q. What factors affected your performance?

A. There were two key factors. First, spreads remained wide relative to Treasuries, and even widened somewhat during the period. Treasuries account for nearly 85% of the index, a higher proportion than we hold in the Fund. With Treasuries performing better than corporates, our relative underweighting reduced our returns.

Second, we were longer than the market, going into the first quarter of 1999. When interest rates rose, our longer-than-average maturity dragged down the prices of the bonds in our portfolio. (Rising rates result in lower bond prices.)

Q. Why did you hold a relatively high allocation of corporate bonds?

A. Our primary purpose is to generate sustainable, high current income for our shareholders. Generally, we hold a greater percentage of corporate debt, which normally yields greater income than Treasury securities of similar maturities. While corporate bond prices fell during the latest period, over time our approach has proven beneficial to our income-oriented shareholders.

Q. What strategies did you employ to help sustain current income?

A. Early on in the period, we took a fairly large position in Ginnie Maes, which are adding a significant bump to the Fund's yield (Ginnie Maes comprise 24% of the Fund's assets). We bought the Ginnie Maes with money we received by selling some of our Treasury holdings and some Disney corporate debt. We also added Eastman Chemicals 6.38%, due 2004 (1.5%).*

As of June 30, 1999, 67.9% of the Fund was invested in corporate paper, with a total of 26.5% invested in Treasury, agency and pass-through securities, and 4.6% in cash.*

Q. What is your outlook for the rest of 1999?

A. Over the balance of the year, we believe rates could go higher. At the same time, the outlook for bonds has improved from the first six months. First of all, with rates higher, our yields are also more robust. Second, inflation-adjusted yields (gross yields minus the rate of inflation) are now historically attractive. With inflation still quite low, the prospects for strong bond returns are promising.

---------
+   Including the 3.00% sales load, the Fund's return was -3.09% for the period.
/1/ The Merrill Lynch 1-5-Year Government/Corporate Bond Index is an unmanaged index, that is generally representative of the performance of government and corporate bonds in that maturity range with a rating of at least Baa/BBB. The index is unmanaged and does not reflect the expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Limited Term Income Fund                               June 30, 1999 (Unaudited)

 Corporate Bonds (67.9%)

                                                         Shares or    Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------

Banking (6.2%)
ABN AMRO Bank, 6.63%, 10/31/01.......................... $2,500,000 $ 2,515,625
Bankers Trust, 6.75%, 10/3/01...........................  1,500,000   1,507,500
NationsBank Corp., 7.00%, 9/15/01.......................  2,000,000   2,030,000
                                                                    -----------
                                                                      6,053,125
                                                                    -----------
Beverages (1.3%)
Anheuser-Busch Cos., 7.13%, 7/1/17......................  1,250,000   1,240,625
                                                                    -----------
Chemicals (1.5%)
Eastman Chemical, 6.38%, 1/15/04........................  1,500,000   1,471,875
                                                                    -----------
Entertainment (1.5%)
The Walt Disney Co., 6.38%, 3/30/01.....................  1,500,000   1,509,375
                                                                    -----------
Financial Services (10.0%)
Associates Corp. N.A., 7.68%, 3/3/00....................  1,500,000   1,522,245
Ford Motor Credit Co., 6.50%, 2/28/02...................  2,500,000   2,506,250
General Motors Acceptance Corp., 5.80%, 4/9/01, MTN.....  2,000,000   1,987,500
John Deere Capital Corp., 5.90%, 4/8/03.................  2,000,000   1,957,500
Merrill Lynch & Co., Inc., 6.00%, 1/15/01...............  1,750,000   1,750,000
                                                                    -----------
                                                                      9,723,495
                                                                    -----------
Industrial Goods & Services (9.4%)
Archer Daniels Midland, 6.25%, 5/15/03..................  1,500,000   1,492,500
IBM Corp., 6.25%, 2/24/00...............................  1,036,000   1,037,450
IBM Corp., 6.04%, 8/7/00, MTN...........................  1,000,000   1,001,250
Imperial Oil Ltd., 8.75%, 10/15/19......................  3,000,000   3,135,000
Martin Marietta, 6.50%, 4/15/03.........................  2,500,000   2,493,750
                                                                    -----------
                                                                      9,159,950
                                                                    -----------
Insurance -- Property & Casualty (2.1%)
Travelers/Aetna Property & Casualty, 6.75%, 4/15/01.....  2,000,000   2,012,500
                                                                    -----------
Paper Products (2.1%)
International Paper Co., 6.88%, 7/10/00.................  2,000,000   2,007,500
                                                                    -----------
Retail-Stores (7.2%)
Dayton Hudson Co., 6.40%, 2/15/03.......................  2,500,000   2,503,125
J.C. Penney & Co., 7.25%, 4/1/02........................  2,000,000   2,030,000
Wal-Mart Stores, 5.85%, 6/1/18..........................  2,500,000   2,503,125
                                                                    -----------
                                                                      7,036,250
                                                                    -----------
Telecommunications (3.1%)
MCI WorldCom, Inc., 7.13%, 1/20/00......................  1,500,000   1,511,250
WorldCom, Inc., 6.13%, 8/15/01..........................  1,500,000   1,492,500
                                                                    -----------
                                                                      3,003,750
                                                                    -----------
Utilities -- Electric (17.2%)
Alabama Power Co., 5.35%, 11/15/03......................  2,000,000   1,922,500
Central Power & Light Co., 6.00%, 4/1/00................  2,000,000   2,000,000
Florida Power Corp., 6.54%, 7/1/02, MTN.................  2,000,000   2,010,000
MidAmerican Energy, 6.50%, 12/15/01.....................  2,500,000   2,496,875

 Corporate Bonds, continued

                                                        Shares or    Market
                                                        Principal     Value
                                                          Amount    (Note 2)
                                                        ---------- -----------

Utilities -- Electric, continued
National Rural Utilities Corp., Series C, 6.49%,
 7/10/02, MTN.......................................... $2,000,000 $ 2,015,000
Potomac Electric Power Corp., 6.00%, 4/1/04............  2,500,000   2,448,000
Puget Sound Power & Light, 6.61%, 2/9/00, MTN..........  2,000,000   2,007,500
SCANA Corp., Series B, 6.25%, 7/8/03, MTN..............  2,000,000   1,972,500
                                                                   -----------
                                                                    16,872,375
                                                                   -----------
Utilities -- Gas (2.4%)
ENSERCH Corp., 7.00%, 8/15/99..........................  1,000,000   1,001,885
Smith Enron, 5.97%, 12/15/06...........................  1,321,000   1,304,488
                                                                   -----------
                                                                     2,306,373
                                                                   -----------
Utilities -- Gas & Electric (3.9%)
Baltimore Gas & Electric, 6.50%, 2/15/03...............  2,500,000   2,509,375
Cincinnati Gas & Electric Co., 6.45%, 2/15/04..........  1,300,000   1,295,125
                                                                   -----------
                                                                     3,804,500
                                                                   -----------
TOTAL CORPORATE BONDS
 (Cost $66,551,440)....................................             66,201,693
                                                                   -----------
 U.S. Government Agencies (23.9%)
Fannie Mae (1.5%)
6.35%, 11/23/01........................................  1,500,000   1,501,140
                                                                   -----------
Freddie Mac (2.0%)
6.75%, 4/1/08..........................................  2,000,000   1,969,960
                                                                   -----------
Government National Mortgage Assoc. (20.4%)
8.00%, 12/15/07, Pool # 339455.........................    453,805     470,677
8.00%, 8/15/08, Pool # 358725..........................    829,955     860,813
7.50%, 4/15/09, Pool # 392085..........................    535,211     546,916
7.50%, 4/15/09, Pool # 368641..........................    375,406     383,616
7.50%, 6/15/09, Pool # 345752..........................    484,124     494,712
8.50%, 9/15/09, Pool # 376589..........................    495,162     516,825
8.00%, 11/15/09, Pool # 380660.........................    955,143     990,655
8.50%, 12/15/09, Pool # 392770.........................    375,188     391,602
8.50%, 12/15/09, Pool # 392814.........................    454,516     474,401
8.00%, 4/15/10, Pool # 407337..........................    911,191     945,069
8.00%, 4/15/10, Pool # 405445..........................  1,127,677   1,169,604
7.50%, 8/15/11, Pool # 423983..........................  1,232,009   1,258,953
6.00%, 1/15/14, Pool # 439688..........................  1,940,629   1,876,336
6.00%, 1/15/14, Pool # 494279..........................  1,963,271   1,898,228
6.50%, 1/15/29, Pool # 467451..........................  1,934,348   1,863,010
6.50%, 1/20/29, Pool # 2701............................  1,952,123   1,871,598
6.50%, 3/15/29, Pool # 434219..........................  1,993,964   1,920,425
6.50%, 4/20/29, Pool # 2741............................  1,993,556   1,911,321
                                                                   -----------
                                                                    19,844,761
                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCIES
 (Cost $23,597,554)....................................             23,315,861
                                                                   -----------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Limited Term Income Fund                               June 30, 1999 (Unaudited)

 U.S. Treasury Notes (2.6%)

                                                         Shares or    Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------

7.75%, 1/31/00.......................................... $1,500,000 $ 1,522,950
6.25%, 6/30/02..........................................  1,000,000   1,015,230
                                                                    -----------
TOTAL U.S. TREASURY NOTES
 (Cost $2,512,507)......................................              2,538,180
                                                                    -----------
 Investment Companies (4.6%)
AIM Liquid Assets Money Market Fund.....................  2,256,752   2,256,752
AIM Prime Money Market Fund.............................  2,181,062   2,181,062
                                                                    -----------
TOTAL INVESTMENT COMPANIES
 (Cost $4,437,814)......................................              4,437,814
                                                                    -----------

 Cash Equivalents (0.0%)

                                                         Shares or    Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------

Bank of New York Cash Reserve........................... $    3,095 $     3,095
                                                                    -----------
TOTAL CASH EQUIVALENTS
 (Cost $3,095)..........................................                  3,095
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $97,102,410) (a) -- (99.0%)......................             96,496,643
Other assets in excess of
 liabilities -- (1.0%)..................................                960,240
                                                                    -----------
TOTAL NET ASSETS -- (100.0%)............................            $97,456,883
                                                                    ===========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation....................................... $   409,325
    Unrealized depreciation.......................................  (1,015,092)
                                                                   -----------
    Net unrealized depreciation................................... $  (605,767)
                                                                   ===========

MTN -- Medium Term Note
                       See notes to financial statements

ISG FUNDS
Limited Term Income Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $97,102,410).................           $96,496,643
Interest and dividends receivable........................             1,449,388
Receivable for capital shares issued.....................                 4,773
Prepaid expenses and other assets........................                23,722
                                                                    -----------
 Total Assets............................................            97,974,526
Liabilities:
Distributions payable....................................  $434,748
Accrued expenses and other payables:
 Investment advisory fees................................    40,246
 Administration fees.....................................     1,198
 Distribution fees.......................................    13,956
 Custodian fees..........................................     6,157
 Other...................................................    21,338
                                                           --------
 Total Liabilities.......................................               517,643
                                                                    -----------
Net Assets:
Capital..................................................            98,245,391
Undistributed (distributions in excess of) net investment
 income..................................................               (79,049)
Undistributed (distributions in excess of) net realized
 gains...................................................              (103,692)
Net unrealized appreciation (depreciation) from
 investments.............................................              (605,767)
                                                                    -----------
Net Assets...............................................           $97,456,883
                                                                    ===========
Class A Shares
 Net Assets..............................................           $ 6,918,630
 Shares outstanding......................................               706,399
 Redemption price per share..............................           $      9.79
                                                                    ===========
Class A Shares -- Maximum Sales Charge...................                 3.00%
                                                                    -----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the
  nearest cent)..........................................           $     10.09
                                                                    ===========
Class B Shares
 Net Assets..............................................           $   701,906
 Shares outstanding......................................                71,772
 Offering price per share*...............................           $      9.78
                                                                    ===========
Institutional Shares
 Net Assets..............................................           $89,836,347
 Shares outstanding......................................             9,172,774
 Offering and redemption price per share.................           $      9.79
                                                                    ===========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income.........................................          $ 2,994,310
Dividend income.........................................              115,330
Income from securities lending..........................                3,876
                                                                  -----------
 Total Investment Income................................            3,113,516
Expenses:
Investment advisory fees................................ $246,740
Administration fees.....................................   74,022
Distribution fees -- Class A Shares.....................    9,207
Distribution fees -- Class B Shares.....................    2,341
Shareholder servicing fees -- Class A Shares............    5,524
Shareholder servicing fees -- Class B Shares............      780
Shareholder servicing fees -- Institutional Shares......   68,030
Custodian fees..........................................   13,512
Accounting fees.........................................   14,267
Transfer agent fees.....................................   21,270
Directors' fees.........................................      822
Other fees..............................................   40,797
                                                         --------
 Net expenses...........................................              497,312
                                                                  -----------
Net Investment Income...................................            2,616,204
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions...........................................             (103,692)
Net change in unrealized appreciation (depreciation)
 from investments.......................................           (2,460,653)
                                                                  -----------
Net realized/unrealized gains (losses) from
 investments............................................           (2,564,345)
                                                                  -----------
Change in net assets resulting from operations..........          $    51,859
                                                                  ===========

                       See notes to financial statements

ISG FUNDS
Limited Term Income Fund

 Statements of Changes in Net Assets

                                                   Six Months
                                                      Ended      Year Ended
                                                    June 30,    December 31,
                                                      1999          1998
                                                   -----------  ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
 Net Investment income............................ $ 2,616,204  $ 4,984,671
 Net realized gains (losses) from investment
  transactions....................................    (103,692)     394,336
 Net change in unrealized appreciation
  (depreciation) from investments.................  (2,460,653)     697,321
                                                   -----------  -----------
Change in net assets resulting from operations....      51,859    6,076,328
                                                   -----------  -----------
Distributions to Class A Shareholders:
 From net investment income.......................    (186,709)    (343,556)
 In excess of net investment income...............          --         (100)
 From net realized gains on investment
  transactions....................................          --      (33,464)
 In excess of net realized gains..................          --       (6,420)
Distributions to Class B Shareholders:
 From net investment income.......................     (13,963)     (15,167)(a)
 In excess of net investment income...............          --           (5)(a)
 From net realized gains on investment
  transactions....................................          --       (2,607)(a)
 In excess of net realized gains..................          --         (500)(a)
Distributions to Institutional Shareholders:
 From net investment income.......................  (2,415,532)  (4,626,791)
 In excess of net investment income...............          --       (1,350)
 From net realized gains on investment
  transactions....................................          --     (368,402)
 In excess of net realized gains..................          --      (70,674)
                                                   -----------  -----------
Change in net assets from shareholder
 distributions....................................  (2,616,204)  (5,469,036)
                                                   -----------  -----------
Change in net assets from capital transactions....   6,511,287    2,123,138
                                                   -----------  -----------
Change in net assets..............................   3,946,942    2,730,430
Net Assets:
 Beginning of period..............................  93,509,941   90,779,511
                                                   -----------  -----------
 End of period.................................... $97,456,883  $93,509,941
                                                   ===========  ===========

---------
(a) For the period from February 4, 1998 (commencement of operations) through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Limited Term Income Fund

 Financial Highlights, Class A Shares

                           Six Months     Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31, December 31, December 31,
                              1999           1998         1997         1996         1995       1994(a)
                         --------------  ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....     $10.05         $ 9.99       $ 9.96      $ 10.13      $   9.66     $ 10.00
                             ------         ------       ------      -------      --------     -------
Investment Activities
 Net investment income
  (loss)................       0.25           0.52         0.59         0.58          0.59        0.38
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.26)          0.11         0.04        (0.16)         0.47       (0.34)
                             ------         ------       ------      -------      --------     -------
 Total from Investment
  Activities............      (0.01)          0.63         0.63         0.42          1.06        0.04
                             ------         ------       ------      -------      --------     -------
Distributions
 Net investment income..      (0.25)         (0.52)       (0.59)       (0.58)        (0.59)      (0.38)
 Net realized gains.....         --          (0.04)       (0.01)       (0.01)           --          --
 In excess of net
  realized gains........         --          (0.01)          --           --            --
                             ------         ------       ------      -------      --------     -------
 Total Distributions....      (0.25)         (0.57)       (0.60)       (0.59)        (0.59)      (0.38)
                             ------         ------       ------      -------      --------     -------
Net change in asset
 value..................      (0.26)          0.06         0.03        (0.17)         0.47       (0.34)
                             ------         ------       ------      -------      --------     -------
Net Asset Value, End of
 Period.................     $ 9.79         $10.05       $ 9.99      $  9.96      $  10.13     $  9.66
                             ======         ======       ======      =======      ========     =======
Total Return (excludes
 sales charge)..........      (0.11)%(b)      6.48%        6.47%        4.28%        11.20%       0.42%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........     $6,919         $7,484       $5,894      $98,197      $103,382     $93,189
Ratio of expenses to
 average net assets.....       1.23%(c)       1.19%        0.83%        0.83%         0.87%       0.83%(c)
Ratio of net investment
 income to average net
 assets.................       5.07%(c)       5.17%        5.92%        5.84%         5.89%       5.27%(c)
Ratio of expenses to
 average net assets*....        (d)           1.20%        1.09%        1.08%         1.12%       1.28%(c)
Portfolio turnover**....         18%            41%          45%          51%           28%          6%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 28, 1994 (commencement of operations) through December 31, 1994.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

ISG FUNDS
Limited Term Income Fund

 Financial Highlights, Class B Shares

                                                    Six Months    Period Ended
                                                  Ended June 30,  December 31,
                                                       1999         1998(a)
                                                  --------------  ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............     $10.04         $10.03
                                                      ------         ------
Investment Activities
 Net investment income (loss)....................       0.22           0.41
 Net realized and unrealized gains (losses) from
  investments....................................      (0.26)          0.06
                                                      ------         ------
 Total from Investment Activities................      (0.04)          0.47
                                                      ------         ------
Distributions
 Net investment income...........................      (0.22)         (0.41)
 Net realized gains..............................         --          (0.04)
 In excess of net realized gains.................         --          (0.01)
                                                      ------         ------
 Total Distributions.............................      (0.22)         (0.46)
                                                      ------         ------
Net change in asset value........................      (0.26)          0.01
                                                      ------         ------
Net Asset Value, End of Period...................     $ 9.78         $10.04
                                                      ======         ======
Total Return (excludes redemption charge)........      (0.40)%(b)      4.76%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................     $  702         $  601
Ratio of expenses to average net assets..........       1.83%(c)       1.94%(c)
Ratio of net investment income to average net
 assets..........................................       4.47%(c)       4.33%(c)
Portfolio turnover*..............................         18%            41%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 4, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Institutional Shares

                                        Six Months     Year Ended  Period Ended
                                      Ended June 30,  December 31, December 31,
                                           1999           1998       1997(a)
                                      --------------  ------------ ------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period..............................    $ 10.05        $  9.98      $ 10.00
                                         -------        -------      -------
Investment Activities
 Net investment income (loss)........       0.26           0.54         0.15
 Net realized and unrealized gains
  (losses) from investments..........      (0.26)          0.13        (0.01)
                                         -------        -------      -------
 Total from Investment Activities....         --           0.67         0.14
                                         -------        -------      -------
Distributions
 Net investment income...............      (0.26)         (0.55)       (0.15)
 Net realized gains..................         --          (0.04)       (0.01)
 In excess of net realized gains.....         --          (0.01)          --
                                         -------        -------      -------
 Total Distributions.................      (0.26)         (0.60)       (0.16)
                                         -------        -------      -------
Net change in asset value............      (0.26)          0.07        (0.02)
                                         -------        -------      -------
Net Asset Value, End of Period.......    $  9.79        $ 10.05      $  9.98
                                         =======        =======      =======
Total Return.........................       0.02%(b)       6.86%        1.36%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)....    $89,836        $85,425      $84,886
Ratio of expenses to average net
 assets..............................       0.98%(c)       0.94%        0.56%(c)
Ratio of net investment income to
 average net assets..................       5.32%(c)       5.43%        6.08%(c)
Ratio of expenses to average net
 assets*.............................        (d)           0.95%        0.87%(c)
Portfolio turnover**.................         18%            41%          45%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[PHOTO OF DONALD F. TURK APPEARS HERE]

               Donald F. Turk, CFA
               Portfolio Manager
               ISG Income Fund

--------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with current income without assuming undue risk. It invests primarily in investment-grade, U.S. dollar-denominated, fixed-income securities of domestic and foreign issuers with average maturities of 8 to 13 years. This Fund is suitable for investors seeking regular monthly income without undue risk to principal.
--------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund produced a total return of -2.85% (Class A Shares at NAV).+ In comparison, the Merrill Lynch
Corporate/Government Master Index/1/ produced a total return of -2.25%.

It is also important to recognize income yield to shareholders. As of June 30, 1999, the Fund's 30-day SEC yield was 5.01% (Class A Shares at NAV), compared to 4.11% at the end of 1998. The yield percentage is annualized. We achieved these yields while increasing our average credit quality to AA (rated by Standard & Poor's). As of June 30, 1999, the Fund's average maturity was 10.64 years.

Q. What factors affected your performance?

A. There were two key factors. First, corporate spreads remained wide relative to Treasuries, and even widened somewhat during the period. Treasuries account for nearly 70% of the index, a higher proportion than we hold in the Fund. With Treasuries performing better than corporates, our relative underweighting reduced our returns.

Second, we were longer than the market, going into the first quarter of 1999. When interest rates rose, our longer-than-average maturity dragged down the prices of the bonds in our portfolio. (Rising rates result in lower bond prices.)

Q. Why did you hold a relatively high allocation of corporate bonds?

A. Our primary purpose is to generate sustainable, high current income for our shareholders. Generally, we hold a greater percentage of corporate debt, which normally yield greater income than Treasury securities of like maturities. For example, a 30-year corporate bond typically will yield 1 1/8% to 1 1/4% more income than a similar Treasury bond. While corporate bond prices fell during the latest period, over time our approach has proven beneficial to our income-oriented shareholders.

Q. What strategies did you employ to help sustain current income?

A. Early on in the period, we bought Ginnie Maes (Ginnie Maes comprise 9.4% of the Fund's net assets). Later, we also bought Motorola 6.50%, due 2028 (2.3%), and some securities issued by AmSouth Bank (2.0%).*

Back in February, when it became obvious that interest rates would be moving up, we took steps to shorten the portfolio's average maturity by selling a number of our longer-term holdings. Those were good sales; they helped us avoid further losses when the rates did, indeed, rise sharply.

Overall, during the course of the six-month period, we shortened the portfolio's average maturity by about 3.2 years and increased its yield by roughly 0.2%.*

As of June 30, 1999, 75.8% of the Fund was invested in corporate securities, with a total of 11.7% invested in Treasury, agency and pass-through securities, and 8.4% in cash.*

Q. What is your outlook for the rest of 1999?

A. Over the balance of the year, we believe rates could go higher. At the same time, the outlook for bonds has improved from the first six months. First of all, with rates higher, our yields are also more robust. Second, inflation-adjusted yields (gross yields minus the rate of inflation) are now historically attractive. With inflation still quite low, the prospects for strong bond returns are promising.

---------
+   Including the 3.00% sales load, the Fund's return was -5.76% for the period.
/1/ The Merrill Lynch Corporate/Government Master Index is generally representative of the performance of corporate and U.S. Government bonds. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Income Fund                                            June 30, 1999 (Unaudited)

 Commercial Paper (2.1%)

                                                       Shares or     Market
                                                       Principal     Value
                                                         Amount     (Note 2)
                                                       ---------- ------------

Financial Services (2.1%)
General Electric Capital Corp., 4.99%, 7/6/99........  $2,000,000 $  1,998,337
                                                                  ------------
TOTAL COMMERCIAL PAPER (Cost $1,998,614).............                1,998,337
                                                                  ------------

 Corporate Bonds (75.9%)

Banking (11.2%)
ABN AMRO Bank, 6.63%, 10/31/01.......................   1,750,000    1,760,938
AmSouth Bancorp., 6.13%, 3/1/09......................   2,000,000    1,865,800
Bank One, Texas, 6.25%, 2/15/08......................   1,000,000      957,500
First Union Corp., 6.18%, 2/15/36....................   1,700,000    1,638,375
National City Corp., 6.88%, 5/15/19..................   1,500,000    1,404,375
NationsBank Corp., 7.75%, 8/15/15....................     925,000      968,938
Wachovia Corp., 6.61%, 10/1/25.......................   2,100,000    2,071,124
                                                                  ------------
                                                                    10,667,050
                                                                  ------------
Beverages (2.3%)
Anheuser-Busch Cos., 7.13%, 7/1/17...................   2,250,000    2,233,125
                                                                  ------------
Chemicals (1.5%)
Eastman Chemical, 6.38%, 1/15/04.....................   1,500,000    1,471,875
                                                                  ------------
Electronic Components (2.3%)
Motorola, Inc., 6.50%, 11/15/28......................   2,500,000    2,231,250
                                                                  ------------
Financial Services (10.1%)
Associates Corp. N.A., 7.32%, 1/13/03, MTN...........     800,000      821,000
Countrywide Home Loan, 6.84%, 10/22/04, MTN..........   2,400,000    2,400,000
Ford Motor Credit Corp., 7.35%, 11/7/11, MTN.........   2,000,000    2,050,000
General Electric Capital Corp., 7.50%, 8/21/35.......   1,500,000    1,578,750
General Motors Acceptance Corp., 5.80%, 4/9/01, MTN..   1,500,000    1,490,625
USLIFE Corp., 6.38%, 6/15/00.........................   1,250,000    1,250,325
                                                                  ------------
                                                                     9,590,700
                                                                  ------------
Food & Related (1.3%)
Sara Lee Corp., 6.15%, 6/19/08, MTN..................   1,250,000    1,206,250
                                                                  ------------
Industrial Goods & Services (10.0%)
Albertson's, Inc., 6.52%, 4/10/28, MTN...............   2,500,000    2,284,375
H.J. Heinz Co., 6.38%, 7/15/28.......................   2,000,000    1,842,500
IBM Corp., 6.25%, 2/24/00............................   1,000,000    1,001,400
IBM Corp., 6.50%, 1/15/28............................   2,000,000    1,852,500
Lockheed Martin Corp., 7.88%, 3/15/23................   1,000,000      995,000
Reliance Electric Co., 6.80%, 4/15/03................   1,500,000    1,516,875
                                                                  ------------
                                                                     9,492,650
                                                                  ------------
Insurance -- Property & Casualty (2.1%)
Travelers/Aetna Property & Casualty, 6.75%, 4/15/01..   2,000,000    2,012,500
                                                                  ------------

 Corporate Bonds, continued

                                                       Shares or     Market
                                                       Principal     Value
                                                         Amount     (Note 2)
                                                       ---------- ------------

Paper Products (1.1%)
International Paper Co., 6.88%, 7/10/00............... $1,000,000 $  1,003,750
                                                                  ------------
Retail-Stores (6.2%)
AutoZone, Inc., 6.50%, 7/15/08........................  2,000,000    1,905,000
Dayton Hudson Co., 6.80%, 10/1/01.....................  1,500,000    1,516,875
J. C. Penney & Co., 6.50%, 6/15/02, MTN...............  1,500,000    1,494,375
May Department Stores Co., 7.15%, 8/15/04.............  1,000,000    1,017,500
                                                                  ------------
                                                                     5,933,750
                                                                  ------------
Telecommunications (4.8%)
AT&T Corp., 6.50%, 3/15/29............................  1,500,000    1,357,500
BellSouth Corp., 8.25%, 7/1/32........................    475,000      495,188
GTE Corp., 7.90%, 2/1/27..............................  1,450,000    1,482,625
WorldCom, Inc., 6.13%, 8/15/01........................  1,250,000    1,243,750
                                                                  ------------
                                                                     4,579,063
                                                                  ------------
Utilities -- Electric (13.8%)
Florida Power Corp., 6.54%, 7/1/02, MTN...............  1,500,000    1,507,500
Houston Light & Power Corp., 6.10%, 3/1/00, MTN.......  1,725,000    1,727,156
National Rural Utilities Corp., Series C, 6.49%,
 7/10/02, MTN.........................................  1,600,000    1,612,000
Potomac Electric Power Corp., 6.00%, 4/1/04...........  2,500,000    2,448,000
Puget Sound Power & Light, 6.61%, 2/9/00, MTN.........  1,500,000    1,505,625
SCANA Corp., Series B, 6.25%, 7/8/03, MTN.............  2,500,000    2,465,624
Virginia Electric & Power, 6.63%, 4/1/03..............  1,750,000    1,758,750
                                                                  ------------
                                                                    13,024,655
                                                                  ------------
Utilities -- Gas (3.7%)
Consolidated Natural Gas, 6.80%, 12/15/27.............  1,600,000    1,480,000
Smith Enron, 5.97%, 12/15/06..........................  2,049,700    2,024,079
                                                                  ------------
                                                                     3,504,079
                                                                  ------------
Utilities -- Gas & Electric (5.5%)
Cincinnati Gas & Electric Co., 6.45%, 2/15/04.........  1,500,000    1,494,375
Public Service Electric & Gas, 6.25%, 1/1/07..........  2,400,000    2,319,000
Washington Gas Light, Series D, 6.85%, 3/9/28, MTN....  1,500,000    1,411,875
                                                                  ------------
                                                                     5,225,250
                                                                  ------------
TOTAL CORPORATE BONDS (Cost $73,775,175)..............              72,175,947
                                                                  ------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Income Fund                                            June 30, 1999 (Unaudited)

 Municipal Bonds (0.8%)

                                                       Shares or     Market
                                                       Principal     Value
                                                         Amount     (Note 2)
                                                       ---------- ------------

Georgia (0.8%)
Atlanta Downtown Development Lease Revenue Bond,
 6.88%, 2/1/21........................................ $  800,000 $    767,000
                                                                  ------------
TOTAL MUNICIPAL BONDS
 (Cost $761,814)......................................                 767,000
                                                                  ------------

 U.S. Government Agencies (10.4%)

Fannie Mae (1.1%)
6.35%, 11/23/01.......................................  1,000,000    1,000,760
                                                                  ------------
Government National Mortgage
 Assoc. (9.3%)
8.00%, 5/15/10, Pool # 407413.........................    403,285      418,279
6.50%, 8/15/11, Pool # 780479.........................    774,736      765,772
7.50%, 8/15/11, Pool # 423914.........................    620,265      633,831
7.00%, 9/15/11, Pool # 423923.........................  1,028,310    1,035,374
6.50%, 1/15/29, Pool #467451..........................  1,450,761    1,397,257
6.50%, 3/15/29, Pool #434219..........................  1,993,964    1,920,426
6.50%, 4/20/29, Pool #2741............................  2,890,656    2,771,418
                                                                  ------------
                                                                     8,942,357
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCIES (Cost $10,267,508).....               9,943,117
                                                                  ------------

 U.S. Treasury Bonds (1.3%)

8.13%, 8/15/21........................................  1,000,000    1,217,490
                                                                  ------------
TOTAL U.S. TREASURY BONDS (Cost $1,246,780)...........               1,217,490
                                                                  ------------

 Investment Companies (8.4%)

                                                        Shares or     Market
                                                        Principal     Value
                                                          Amount     (Note 2)
                                                        ---------- ------------

AIM Liquid Assets Money Market Fund....................  3,557,998 $  3,557,998
AIM Prime Money Market Fund............................  4,477,092    4,477,092
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $8,035,090)...........               8,035,090
                                                                   ------------

 Cash Equivalents (0.0%)

Bank of New York Cash Reserve ......................... $    1,000        1,000
                                                                   ------------
TOTAL CASH EQUIVALENTS
 (Cost $1,000).........................................                   1,000
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $96,085,981)(a) -- (98.9%)......................              94,137,981
Other assets in excess of
 liabilities -- (1.1%).................................               1,091,272
                                                                   ------------
TOTAL NET ASSETS -- (100.0%)...........................            $ 95,229,253
                                                                   ============

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

  Unrealized appreciation......................................... $   238,007
  Unrealized depreciation.........................................  (2,186,007)
                                                                   -----------
  Net unrealized depreciation..................................... $(1,948,000)
                                                                   ===========

MTN -- Medium Term Note
                       See notes to financial statements

ISG FUNDS
Income Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $96,085,981).................           $94,137,981
Interest and dividends receivable........................             1,557,926
Receivable for capital shares issued.....................                14,362
Prepaid expenses and other assets........................                24,311
                                                                    -----------
 Total Assets............................................            95,734,580
Liabilities:
Distributions payable....................................  $426,533
Accrued expenses and other payables:
 Investment advisory fees................................    38,904
 Administration fees.....................................     1,164
 Distribution fees.......................................    13,368
 Custodian fees..........................................     6,505
 Other...................................................    18,853
                                                           --------
 Total Liabilities.......................................               505,327
                                                                    -----------
Net Assets:
Capital..................................................            97,269,279
Undistributed (distributions in excess of) net investment
 income..................................................               (88,595)
Undistributed (distributions in excess of) net realized
 gains...................................................                (3,431)
Net unrealized appreciation (depreciation) from
 investments.............................................            (1,948,000)
                                                                    -----------
Net Assets...............................................           $95,229,253
                                                                    ===========
Class A Shares
 Net Assets..............................................           $ 3,611,149
 Shares outstanding......................................               366,923
 Redemption price per share..............................           $      9.84
                                                                    ===========
Class A Shares -- Maximum Sales Charge...................                 3.00%
                                                                    -----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the
  nearest cent)..........................................           $     10.14
                                                                    ===========
Class B Shares
 Net Assets..............................................           $ 1,312,353
 Shares outstanding......................................               133,427
 Offering price per share*...............................           $      9.84
                                                                    ===========
Institutional Shares
 Net Assets..............................................           $90,305,751
 Shares outstanding......................................             9,179,618
 Offering and redemption price per share.................           $      9.84
                                                                    ===========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income.........................................          $ 2,626,680
Dividend income.........................................              122,694
                                                                  -----------
 Total Investment Income................................            2,749,374
Expenses:
Investment advisory fees................................ $215,592
Administration fees.....................................   64,678
Distribution fees -- Class A Shares.....................    4,134
Distribution fees -- Class B Shares.....................    5,023
Shareholder servicing fees -- Class A Shares............    2,480
Shareholder servicing fees -- Class B Shares............    1,674
Shareholder servicing fees -- Institutional Shares......   61,193
Custodian fees..........................................   12,264
Accounting fees.........................................   13,889
Transfer agent fees.....................................   22,122
Directors' fees.........................................      721
Other fees..............................................   34,344
                                                         --------
 Net expenses...........................................              438,114
                                                                  -----------
Net Investment Income...................................            2,311,260
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions...........................................               (3,411)
Net change in unrealized appreciation (depreciation)
 from investments.......................................           (4,731,311)
                                                                  -----------
Net realized/unrealized gains (losses) from
 investments............................................           (4,734,722)
                                                                  -----------
Change in net assets resulting from operations..........          $(2,423,462)
                                                                  ===========

                       See notes to financial statements

ISG FUNDS
Income Fund

 Statements of Changes in Net Assets

                                                   Six Months
                                                      Ended      Year Ended
                                                    June 30,    December 31,
                                                      1999          1998
                                                   -----------  ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
 Net Investment income............................ $ 2,311,260  $ 4,260,780
 Net realized gains (losses) from investment
  transactions....................................      (3,411)   1,166,328
 Net change in unrealized appreciation
  (depreciation) from investments.................  (4,731,311)   1,069,978
                                                   -----------  -----------
Change in net assets resulting from operations....  (2,423,462)   6,497,086
                                                   -----------  -----------
Distributions to Class A Shareholders:
 From net investment income.......................     (84,693)     (66,097)
 From net realized gains on investment
  transactions....................................          --      (37,753)
 In excess of net realized gains..................          --         (571)
Distributions to Class B Shareholders:
 From net investment income.......................     (30,247)     (29,251)(a)
 From net realized gains on investment
  transactions....................................          --      (17,873)(a)
 In excess of net realized gains..................          --         (271)(a)
Distributions to Institutional Shareholders:
 From net investment income.......................  (2,196,320)  (4,165,432)
 From net realized gains on investment
  transactions....................................          --   (1,110,702)
 In excess of net realized gains..................          --      (16,809)
                                                   -----------  -----------
Change in net assets from shareholder
 distributions....................................  (2,311,260)  (5,444,759)
                                                   -----------  -----------
Change in net assets from capital transactions....  17,993,503    8,832,471
                                                   -----------  -----------
Change in net assets..............................  13,258,781    9,884,798
Net Assets:
 Beginning of period..............................  81,970,472   72,085,674
                                                   -----------  -----------
 End of period.................................... $95,229,253  $81,970,472
                                                   ===========  ===========

---------
(a) For the period from February 4, 1998 (commencement of operations) through December 31, 1998.

                       See notes to financial statements

ISG FUNDS
Income Fund

 Financial Highlights, Class A Shares

                           Six Months     Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31,
                              1999           1998         1997       1996(a)
                         --------------  ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....     $10.39         $10.25       $10.00      $ 10.00
                             ------         ------       ------      -------
Investment Activities
 Net investment income
  (loss)................       0.26           0.54         0.58         0.40
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.55)          0.29         0.26           --
                             ------         ------       ------      -------
 Total from Investment
  Activities............      (0.29)          0.83         0.84         0.40
                             ------         ------       ------      -------
Distributions
 Net investment income..      (0.26)         (0.54)       (0.59)       (0.40)
 Net realized gains.....         --          (0.14)          --           --
 In excess of net
  realized gains........         --          (0.01)          --           --
                             ------         ------       ------      -------
 Total Distributions....      (0.26)         (0.69)       (0.59)       (0.40)
                             ------         ------       ------      -------
Net change in asset
 value..................      (0.55)          0.14         0.25           --
                             ------         ------       ------      -------
Net Asset Value, End of
 Period.................     $ 9.84         $10.39       $10.25      $ 10.00
                             ======         ======       ======      =======
Total Return (excludes
 sales charge)..........      (2.85)%(b)      8.28%        8.66%        4.12%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........     $3,611         $2,624       $   95      $38,815
Ratio of expenses to
 average net assets.....       1.24%(c)       1.24%        0.87%        1.13%(c)
Ratio of net investment
 income to average net
 assets.................       5.11%(c)       5.07%        5.74%        5.37%(c)
Ratio of expenses to
 average net assets*....        (d)           1.24%        1.12%        1.32%(c)
Portfolio turnover**....         20%            42%          56%          65%

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.

 Financial Highlights, Class B Shares

                                                    Six Months    Period Ended
                                                  Ended June 30,  December 31,
                                                       1999         1998(a)
                                                  --------------  ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............     $10.38         $10.32
                                                      ------         ------
Investment Activities
 Net investment income (loss)....................       0.23           0.43
 Net realized and unrealized gains (losses) from
  investments....................................      (0.54)          0.21
                                                      ------         ------
 Total from Investment Activities................      (0.31)          0.64
                                                      ------         ------
Distributions
 Net investment income...........................      (0.23)         (0.43)
 Net realized gains..............................         --          (0.14)
 In excess of net realized gains.................         --          (0.01)
                                                      ------         ------
 Total Distributions.............................      (0.23)         (0.58)
                                                      ------         ------
Net change in asset value........................      (0.54)          0.06
                                                      ------         ------
Net Asset Value, End of Period...................     $ 9.84          10.38
                                                      ======         ======
Total Return (excludes redemption charge)........      (3.05)%(b)      6.30%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................     $1,312         $1,241
Ratio of expenses to average net assets..........       1.84%(c)       1.98%(c)
Ratio of net investment income to average net
 assets..........................................       4.52%(c)       4.29%(c)
Portfolio turnover*..............................         20%            42%

  * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 4, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Income Fund

 Financial Highlights, Institutional Shares

                                       Six Months      Year Ended  Period Ended
                                     Ended June 30,   December 31, December 31,
                                          1999            1998       1997(a)
                                     --------------   ------------ ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period.............................    $ 10.39         $ 10.25      $ 10.16
                                        -------         -------      -------
Investment Activities
 Net investment income (loss).......       0.27            0.56         0.16
 Net realized and unrealized gains
  (losses) from investments.........      (0.55)           0.29         0.09
                                        -------         -------      -------
 Total from Investment Activities...      (0.28)           0.85         0.25
                                        -------         -------      -------
Distributions
 Net investment income..............      (0.27)          (0.56)       (0.16)
 Net realized gains.................         --           (0.14)          --
 In excess of net realized gains....         --           (0.01)          --
                                        -------         -------      -------
 Total Distributions................      (0.27)          (0.71)       (0.16)
                                        -------         -------      -------
Net change in asset value...........      (0.55)           0.14         0.09
                                        -------         -------      -------
Net Asset Value, End of Period......    $  9.84         $ 10.39      $ 10.25
                                        =======         =======      =======
Total Return........................      (2.73)%(b)       8.55%        2.45%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...    $90,306         $78,105      $71,991
Ratio of expenses to average net
 assets.............................       0.99%(c)        0.97%        0.60%(c)
Ratio of net investment income to
 average net assets.................       5.38%(c)        5.41%        6.28%(c)
Ratio of expenses to average net
 assets*............................        (d)            0.98%        0.92%(c)
Portfolio turnover**................         20%             42%          56%

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[PHOTO OF ROBERT RINNER APPEARS HERE]

               Robert Rinner
               CFA -- Equity Team Leader
               ISG Equity Income Fund

-------------------------------------------------------------------------------
 Investment Goal
 The Fund seeks to provide investors with current income and capital appreciation. The Fund invests primarily in dividend-paying equity securities of domestic issuers that are expected to provide reasonable income and may have capital appreciation potential.
-------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund's total return was 6.70% (Class A Shares at NAV).+ In comparison, the Lipper Equity Income Fund Index/1/ rose 9.03%, and the Standard & Poor's 500 Stock Index/2/ returned 12.38%.

Q. What factors affected your performance?

A. Rotation was a key factor. Through the first quarter of the year, large-cap growth stocks continued their dominance. At the same time, interest rates were edging up, which hurt utilities--a significant portion of the Fund's assets was invested in utility stocks--and dampened our performance. Then in April, investors began to rotate out of growth names and into more of the cyclical and value issues we hold. Utilities also regained some luster, along with real estate investment trusts (REITs), another sector in which we are overweighted.

We began the year underweighted in energy stocks. Early on, in February, we recognized that the global economy was picking up, and we increased our allocation to energy, capital goods and basic industry. Energy did particularly well, and the Fund benefited.

Then came a run-up in cyclical stocks in the second quarter--a rise that was one of the sharpest we have seen in 30 years--which led us to take some profits in the cyclical and energy areas and use the money to establish larger positions in financial and consumer services.

Some of our individual stock winners during the period were Telefonos de Mexico (0.6% of the net Fund's assets), Enron (1.4%), Dupont (0.9%) and Honeywell (0.7%).*

Q. And you continued to provide shareholders with an above-average yield?

A. Yes. As of June 30, 1999, the Fund's yield was 2.4%, versus 1.2% for the S&P 500; our yield was roughly double the benchmark's.

We believe that strong capital appreciation can help our shareholders grow wealth, while higher-than-average current income can smooth out some of the market's volatility. Our significant weighting in REITs helped maintain a healthy income stream. REITs continue to offer the best dividend yields in the market. They were hurt in the first quarter by rising interest rates, but they had a much better second quarter. We believe that, going forward, there is going to be more opportunity in this sector. We emphasize residential and office REITs, rather than hotel REITs.

Q. What is your outlook for the rest of 1999?

A. The way we see it, stocks are being pulled in two different directions. On the positive side, corporate earnings are expected to be quite healthy in the third quarter, and money continues to flow into the market. However, we are wary of the historically rich valuations that permeate the market.

All of which is why many investors could find it worthwhile to own shares of this Fund. The portfolio does not offer a lot of exposure to high-growth sectors, such as Internet stocks, and, thus, has proven to be relatively stable during previous periods of market volatility. We believe the Fund can be attractive during turbulent times, while helping shareholders build long-term value.


---------
+   Including the 4.75% sales load, the Fund's return was 1.64% for the period.
/1/ The Lipper Equity Income Fund Index is an index of managed funds that seeks relatively high current income and growth of income through investing 60% or more of its portfolio in equities.
/2/ The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the stock market as a whole. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Equity Income Fund                                     June 30, 1999 (Unaudited)

 Common Stocks (89.5%)

                                                        Shares or     Market
                                                        Principal     Value
                                                          Amount     (Note 2)
                                                        ---------- ------------

Aerospace & Military Technology (2.3%)
Raytheon Co., Class B (b)..............................     13,000 $    914,875
United Technologies Corp. (b)..........................     18,100    1,297,544
                                                                   ------------
                                                                      2,212,419
                                                                   ------------
Automobiles (1.2%)
Ford Motor Co..........................................     20,000    1,128,750
                                                                   ------------
Banking (7.8%)
Bank of America Corp...................................     31,000    2,272,687
First Tennessee National Corp. (b).....................     19,000      727,938
KeyCorp................................................     19,000      610,375
Wachovia Corp. (b).....................................     16,000    1,369,000
Wells Fargo & Co.......................................     55,100    2,355,524
                                                                   ------------
                                                                      7,335,524
                                                                   ------------
Beverages (1.7%)
Pepsi Bottling Group, Inc. ............................     52,000    1,199,250
PepsiCo, Inc. (b)......................................     10,000      386,875
                                                                   ------------
                                                                      1,586,125
                                                                   ------------
Business Equipment & Services (2.6%)
Electronic Data Systems Corp. (b)......................     12,000      678,750
Pitney Bowes, Inc. ....................................     27,500    1,766,875
                                                                   ------------
                                                                      2,445,625
                                                                   ------------
Chemicals (2.0%)
Air Products & Chemicals, Inc. (b).....................     26,500    1,066,625
Du Pont (E.I.) de Nemours & Co. .......................     12,000      819,750
                                                                   ------------
                                                                      1,886,375
                                                                   ------------
Consumer Non-Durables (1.7%)
Philip Morris Cos., Inc................................     40,200    1,615,538
                                                                   ------------
Containers & Packaging (1.0%)
Sherwin Williams Co....................................     34,000      943,500
                                                                   ------------
Cosmetics & Toiletries (0.9%)
Colgate-Palmolive Co...................................      8,500      839,375
                                                                   ------------
Data Processing (2.7%)
Automatic Data Processing, Inc. (b)....................     57,200    2,516,800
                                                                   ------------
Electrical Equipment (3.7%)
Emerson Electric (b)...................................     15,400      968,275
General Electric Co....................................     16,000    1,808,000
Honeywell, Inc. (b)....................................      6,000      695,250
                                                                   ------------
                                                                      3,471,525
                                                                   ------------
Financial Services (5.1%)
American Express Co....................................      6,700      871,838
Citigroup, Inc.........................................     25,750    1,223,125
Fannie Mae.............................................     26,700    1,825,612
Washington Mutual, Inc. (b)............................     26,000      919,750
                                                                   ------------
                                                                      4,840,325
                                                                   ------------
Food & Related (3.1%)
Bestfoods (b)..........................................     16,500      816,750
Campbell Soup Co. (b)..................................      7,000      314,125
Heinz (H.J.) Co. ......................................     36,000    1,804,500
                                                                   ------------
                                                                      2,935,375
                                                                   ------------
Health Care (0.6%)
Hillenbrand Industries, Inc............................     12,500      540,625
                                                                   ------------

 Common Stocks, continued

                                                        Shares or     Market
                                                        Principal     Value
                                                          Amount     (Note 2)
                                                        ---------- ------------

Health Care -- Drugs (8.6%)
Abbott Laboratories....................................     46,000 $  2,093,000
Bristol Myers Squibb Co................................     16,800    1,183,350
Merck & Co., Inc. (b)..................................     26,500    1,960,999
Schering-Plough Corp. .................................     26,000    1,378,000
Warner-Lambert Co. ....................................     21,500    1,491,563
                                                                   ------------
                                                                      8,106,912
                                                                   ------------
Household -- General Products (1.0%)
Procter & Gamble Co....................................     11,000      981,750
                                                                   ------------
Industrial Goods & Services (2.2%)
Hewlett-Packard Co. ...................................     10,500    1,055,250
IBM Corp. .............................................      8,000    1,034,000
                                                                   ------------
                                                                      2,089,250
                                                                   ------------
Insurance (3.0%)
Allstate Corp. ........................................     25,000      896,875
Conseco, Inc. (b)......................................     35,000    1,065,313
Torchmark Corp. .......................................     25,000      853,125
                                                                   ------------
                                                                      2,815,313
                                                                   ------------
Manufacturing (1.5%)
Minnesota Mining & Manufacturing Co. (b)...............     16,000    1,391,000
                                                                   ------------
Oil & Gas (5.7%)
Enron Corp.............................................     16,000    1,308,000
Exxon Corp. (b)........................................     16,400    1,264,850
Mobil Corp.............................................      7,500      742,500
Royal Dutch Petroleum (b)..............................     18,300    1,102,575
Texaco, Inc. (b).......................................     15,600      975,000
                                                                   ------------
                                                                      5,392,925
                                                                   ------------
Petroleum -- Services (1.0%)
Halliburton Co. (b)....................................     20,000      905,000
                                                                   ------------
Publishing (2.3%)
Gannett Co., Inc. (b)..................................     13,000      927,875
McGraw-Hill, Inc. .....................................     24,000    1,294,500
                                                                   ------------
                                                                      2,222,375
                                                                   ------------
Real Estate Investment Trust (3.8%)
Equity Residential Property............................     21,000      946,313
Post Properties (b)....................................     28,000    1,148,000
Prison Realty Trust, Inc...............................      2,000       19,625
Simon Property Group, Inc..............................     10,600      268,975
Spieker Properties, Inc................................     31,000    1,205,125
                                                                   ------------
                                                                      3,588,038
                                                                   ------------
Retail (6.1%)
Albertsons, Inc. (b)...................................     21,000    1,082,813
Dayton Hudson Corp. ...................................      9,500      617,500
Dollar General Stores..................................     31,500    1,350,563
J.C. Penney, Inc. (b)..................................     10,500      509,906
McDonald's Corp. ......................................     33,500    1,383,968
Wal-Mart Stores, Inc. (b)..............................     18,000      868,500
                                                                   ------------
                                                                      5,813,250
                                                                   ------------
Retail -- Specialty Stores (1.6%)
CVS Corp. .............................................     29,000    1,482,625
                                                                   ------------
Transportation (1.5%)
CSX Corp. .............................................     30,500    1,382,031
                                                                   ------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Equity Income Fund                                     June 30, 1999 (Unaudited)

 Common Stocks, continued

                                                        Shares or     Market
                                                        Principal     Value
                                                          Amount     (Note 2)
                                                        ---------- ------------

Utilities (2.8%)
DPL, Inc. (b)..........................................     25,000 $    459,375
NiSource, Inc. (b).....................................     32,500      838,906
Sierra Pacific Resources...............................     37,000    1,345,875
                                                                   ------------
                                                                      2,644,156
                                                                   ------------
Utilities -- Electric (1.7%)
Duke Energy Corp. (b)..................................     29,500    1,604,063
                                                                   ------------
Utilities -- Gas & Pipeline (2.3%)
Sonat, Inc. (b)........................................     25,500      844,688
Washington Gas Light Co................................     52,000    1,352,000
                                                                   ------------
                                                                      2,196,688
                                                                   ------------
Utilities -- Telephone (7.2%)
AT&T Corp. (b).........................................     33,250    1,855,765
GTE Corp. .............................................     27,000    2,043,562
SBC Communications, Inc. ..............................     28,500    1,653,000
Sprint Corp............................................     14,400      760,500
Telefonos de Mexico SA, Class L, ADR...................      6,500      525,281
                                                                   ------------
                                                                      6,838,108
                                                                   ------------
Wholesale (0.8%)
Sysco Corp. (b)........................................     26,000      775,125
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $76,999,386)....................................              84,526,490
                                                                   ------------
 Convertible Preferred Stocks (1.3%)
Utilities (1.3%)
Texas Utilities, 9.25%.................................     23,000    1,265,000
                                                                   ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $1,268,322).....................................               1,265,000
                                                                   ------------
 Convertible Bonds (0.5%)
Industrial Goods & Services (0.5%)
EMC Corp., 3.25%, 3/15/02, Callable 3/15/00 @ 101.3,
 Convertible to 88.2807 Shares Per 1000, Until
 3/15/02............................................... $  100,000      496,250
                                                                   ------------
TOTAL CONVERTIBLE BONDS
 (Cost $486,250).......................................                 496,250
                                                                   ------------
 U.S. Treasury Bills* (1.3%)
U.S. Treasury Bills, 4.43%, 7/15/99....................  1,250,000    1,247,756
                                                                   ------------
TOTAL U.S. TREASURY BILLS
 (Cost $1,247,847).....................................               1,247,756
                                                                   ------------
 Investment Companies (9.3%)
AIM Liquid Assets Money Market Fund....................  2,952,035    2,952,035
AIM Prime Money Market Fund............................  4,479,639    4,479,639
S&P 500 Depository Receipt.............................     10,000    1,369,219
                                                                   ------------
TOTAL INVESTMENT COMPANIES
 (Cost $8,764,074).....................................               8,800,893
                                                                   ------------

 Cash Equivalents (0.1%)

                                                       Shares or     Market
                                                       Principal     Value
                                                         Amount     (Note 2)
                                                       ---------- ------------

Bank of New York Cash Reserve......................... $   94,497 $     94,497
                                                                  ------------
TOTAL CASH EQUIVALENTS
 (Cost $94,497).......................................                  94,497
                                                                  ------------
 Short-Term Securities Held as Collateral (29.7%)
Commercial Paper (21.5%)
Conagra, 6.00%, 7/1/99................................  3,750,343    3,749,718
MCI WorldCom, 5.03%-6.10%, 7/1/99.....................  3,750,343    3,744,261
Raytheon, 5.00%, 7/6/99...............................    750,069      743,714
Rohm & Haas, 4.97%-6.25%, 7/1/99......................  3,750,343    3,742,769
Safeway, 6.25%, 7/1/99................................  2,904,491    2,903,986
Textron Finance, 5.10%, 7/7/99........................  1,875,172    1,867,999
Tyco International, 5.15%, 8/3/99.....................  1,875,172    1,860,417
US West, 5.30%, 8/22/99...............................  1,875,172    1,855,571
                                                                  ------------
                                                                    20,468,435
                                                                  ------------
Floating Rate Note (1.0%)
General Motors Acceptance Corp., 5.62%**, 11/13/00....    900,082      900,082
                                                                  ------------
Investment Companies (5.4%)
AIM Liquid Asset Money Market Fund....................  5,072,537    5,072,537
                                                                  ------------
Repurchase Agreements (1.8%)
Lehman Brothers, 5.50%, 7/1/99, dated 6/30/99, with a
 maturity value of $1,689,008 (See Significant
 Accounting Policies, Securities Lending in the Notes
 to Financial Statements for collateral description)..  1,688,750    1,688,750
                                                                  ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
 (Cost $28,129,804)...................................              28,129,804
                                                                  ------------
TOTAL INVESTMENTS
 (Cost $116,990,180) (a) -- (131.7%)..................             124,560,690
Liabilities in excess of other
 assets -- (-31.7%)...................................             (29,986,880)
                                                                  ------------
TOTAL NET ASSETS -- (100.0%)..........................            $ 94,573,810
                                                                  ============

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $ 9,287,665
   Unrealized depreciation.........................................  (1,717,155)
                                                                    -----------
   Net unrealized appreciation..................................... $ 7,570,510
                                                                    ===========

(b) All or a portion of this security has been loaned at June 30, 1999.
 * Yield effective at purchase.
** Variable rate security. Rate represents rate in effect at June 30, 1999. ADR -- American Depository Receipt
                       See notes to financial statements

ISG FUNDS
Equity Income Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $115,301,430).............             $122,871,940
Repurchase agreements, at cost........................                1,688,750
                                                                   ------------
 Total Investments....................................              124,560,690
Interest and dividends receivable.....................                  190,695
Receivable for capital shares issued..................                   48,781
Receivable for investments sold.......................                  254,947
Deferred organization costs...........................                    2,620
Prepaid expenses and other assets.....................                   36,503
                                                                   ------------
 Total Assets.........................................              125,094,236
Liabilities:
Payable for return of collateral held for securities
 on loan.............................................. $28,129,804
Distributions payable.................................      95,595
Payable for investments purchased.....................   2,201,991
Payable for capital shares redeemed...................       1,150
Accrued expenses and other payables:
 Investment advisory fees.............................      49,080
 Administration fees..................................       1,144
 Distribution fees....................................      17,555
 Custodian fees.......................................       5,557
 Other................................................      18,550
                                                       -----------
 Total Liabilities....................................               30,520,426
                                                                   ------------
Net Assets:
Capital...............................................               76,798,533
Undistributed (distributions in excess of) net
 investment income....................................                    4,035
Undistributed (distributions in excess of) net
 realized gains.......................................               10,200,732
Net unrealized appreciation (depreciation) from
 investments..........................................                7,570,510
                                                                   ------------
Net Assets............................................             $ 94,573,810
                                                                   ============
Class A Shares
 Net Assets...........................................             $  5,767,253
 Shares outstanding...................................                  540,948
 Redemption price per share...........................             $      10.66
                                                                   ============
Class A Shares -- Maximum Sales Charge................                    4.75%
                                                                   ------------
 Maximum Offering Price Per Share (100%/(100% --
   Maximum Sales Charge) of net asset value adjusted
  to the nearest cent)................................             $      11.19
                                                                   ============
Class B Shares
 Net Assets...........................................             $  7,630,980
 Shares outstanding...................................                  716,219
 Offering price per share*............................             $      10.65
                                                                   ============
Institutional Shares
 Net Assets...........................................             $ 81,175,577
 Shares outstanding...................................                7,608,923
 Offering and redemption price per share..............             $      10.67
                                                                   ============

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income..........................................           $   14,096
Dividend income..........................................            1,080,536
Income from securities lending...........................               41,728
                                                                    ----------
 Total Investment Income.................................            1,136,360
Expenses:
Investment advisory fees.................................  $282,689
Administration fees......................................    65,236
Distribution fees -- Class A Shares......................     6,127
Distribution fees -- Class B Shares......................    21,814
Shareholder servicing fees -- Class A Shares.............     3,676
Shareholder servicing fees -- Class B Shares.............     7,271
Shareholder servicing fees -- Institutional Shares.......    57,197
Custodian fees...........................................    15,011
Accounting fees..........................................    12,169
Transfer agent fees......................................    29,905
Directors' fees..........................................       744
Other fees...............................................    35,192
                                                           --------
 Net expenses............................................              537,031
                                                                    ----------
Net Investment Income....................................              599,329
                                                                    ----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions............................................            5,906,656
Net change in unrealized appreciation (depreciation) from
 investments.............................................             (507,318)
                                                                    ----------
Net realized/unrealized gains (losses) from investments..            5,399,338
                                                                    ----------
Change in net assets resulting from operations...........           $5,998,667
                                                                    ==========

                       See notes to financial statements

ISG FUNDS
Equity Income Fund

 Statements of Changes in Net Assets

                                                    Six Months    Year Ended
                                                  Ended June 30, December 31,
                                                       1999          1998
                                                  -------------- ------------
                                                   (Unaudited)
From Investment Activities:
Operations:
 Net investment income..........................   $   599,329   $   856,254
 Net realized gains (losses) from investment
  transactions..................................     5,906,656    17,445,684
 Net change in unrealized appreciation
  (depreciation) from investments...............      (507,318)   (4,356,815)
                                                   -----------   -----------
Change in net assets resulting from operations..     5,998,667    13,945,123
                                                   -----------   -----------
Distributions to Class A Shareholders:
 From net investment income.....................       (30,257)      (17,468)
 From net realized gains on investment
  transactions..................................            --      (643,995)
Distributions to Class B Shareholders:
 From net investment income.....................       (19,356)       (4,921)(a)
 From net realized gains on investment
  transactions..................................            --      (657,287)(a)
Distributions to Institutional Shareholders:
 From net investment income.....................      (543,892)     (833,860)
 From net realized gains on investment
  transactions..................................            --   (14,249,617)
                                                   -----------   -----------
Change in net assets from shareholder
 distributions..................................      (593,505)  (16,407,148)
                                                   -----------   -----------
Change in net assets from capital transactions..     5,479,771    17,813,222
                                                   -----------   -----------
Change in net assets............................    10,884,933    15,351,197
Net Assets:
 Beginning of period............................    83,688,877    68,337,680
                                                   -----------   -----------
 End of period..................................   $94,573,810   $83,688,877
                                                   ===========   ===========

---------
(a) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Equity Income Fund

 Statement of Cash Flows

                                                                   Six Months
                                                                 Ended June 30,
                                                                      1999
                                                                 --------------
                                                                  (Unaudited)
Cash Flows from Operating Activities:
 Net investment income.......................................... $     599,329
 Adjustments to reconcile net investment income to net cash
  provided by (used in) operating activities:
  Cost of investment securities purchased.......................  (104,335,608)
  Proceeds from disposition of investment securities............    98,856,772
  Decrease (increase) in investments purchased with cash
   collateral from securities lending...........................    (7,098,378)
  Decrease (increase) in interest and dividends receivable......       (73,655)
  Decrease (increase) in other assets...........................       (14,884)
  Increase (decrease) in payable for return of collateral
   received from securities lending.............................     7,098,378
  Increase (decrease) in accrued expenses.......................        11,748
  Net amortization/accretion from investments...................        (7,692)
                                                                 -------------
 Net cash provided by (used in) operating activities............    (4,963,990)
                                                                 -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................    16,424,101
 Cost of shares redeemed........................................   (10,988,791)
 Cash distributions paid........................................      (471,320)
                                                                 -------------
 Net cash provided by (used in) financing activities............     4,963,990
                                                                 -------------
Net increase (decrease) in cash.................................            --
Cash:
 Beginning balance..............................................            --
                                                                 -------------
 Ending balance................................................. $          --
                                                                 =============

---------
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $74,546.
                       See notes to financial statements

ISG FUNDS
Equity Income Fund

 Financial Highlights, Class A Shares

                                        Six Months    Year Ended  Period Ended
                                      Ended June 30, December 31, December 31,
                                           1999          1998       1997(a)
                                      -------------- ------------ ------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period..............................     $10.05        $10.37       $10.00
                                          ------        ------       ------
Investment Activities
 Net investment income (loss)........       0.06          0.10         0.65
 Net realized and unrealized gains
  (losses) from investments..........       0.61          1.81         1.71
                                          ------        ------       ------
 Total from Investment Activities....       0.67          1.91         2.36
                                          ------        ------       ------
Distributions
 Net investment income...............      (0.06)        (0.10)       (0.19)
 Net realized gains..................         --         (2.13)       (1.80)
                                          ------        ------       ------
 Total Distributions.................      (0.06)        (2.23)       (1.99)
                                          ------        ------       ------
Net change in asset value............       0.61         (0.32)        0.37
                                          ------        ------       ------
Net Asset Value, End of Period.......     $10.66        $10.05       $10.37
                                          ======        ======       ======
Total Return (excludes sales
 charge).............................       6.70%(b)     19.46%       24.20%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)....     $5,767        $3,658       $  388
Ratio of expenses to average net
 assets..............................       1.41%(c)      1.45%        1.06%(c)
Ratio of net investment income to
 average net assets..................       1.22%(c)      0.86%        2.11%(c)
Ratio of expenses to average net
 assets*.............................        (d)          1.45%        1.31%(c)
Portfolio turnover**.................         81%          159%          86%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.

 Financial Highlights, Class B Shares

                                                     Six Months   Period Ended
                                                   Ended June 30, December 31,
                                                        1999        1998(a)
                                                   -------------- ------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period..............     $10.04        $10.63
                                                       ------        ------
Investment Activities
 Net investment income (loss).....................       0.03          0.04
 Net realized and unrealized gains (losses) from
  investments.....................................       0.61          1.54
                                                       ------        ------
 Total from Investment Activities.................       0.64          1.58
                                                       ------        ------
Distributions
 Net investment income............................      (0.03)        (0.04)
 Net realized gains...............................         --         (2.13)
                                                       ------        ------
 Total Distributions..............................      (0.03)        (2.17)
                                                       ------        ------
Net change in asset value.........................       0.61         (0.59)
                                                       ------        ------
Net Asset Value, End of Period....................     $10.65        $10.04
                                                       ======        ======
Total Return (excludes redemption charge).........       6.41%(b)     15.79%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................     $7,631        $4,189
Ratio of expenses to average net assets...........       2.01%(c)      2.20%(c)
Ratio of net investment income to average net
 assets...........................................       0.63%(c)      0.12%(c)
Portfolio turnover*...............................         81%          159%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Equity Income Fund


 Financial Highlights, Institutional Shares

                                        Six Months     Year Ended  Period Ended
                                      Ended June 30,  December 31, December 31,
                                           1999           1998       1997(a)
                                      --------------  ------------ ------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period..............................    $ 10.05        $ 10.37      $ 11.73
                                         -------        -------      -------
Investment Activities
 Net investment income (loss)........       0.07           0.13         0.06
 Net realized and unrealized gains
  (losses) from investments..........       0.62           1.81         0.44
                                         -------        -------      -------
 Total from Investment Activities....       0.69           1.94         0.50
                                         -------        -------      -------
Distributions
 Net investment income...............      (0.07)         (0.13)       (0.06)
 Net realized gains..................         --          (2.13)       (1.80)
                                         -------        -------      -------
 Total Distributions.................      (0.07)         (2.26)       (1.86)
                                         -------        -------      -------
Net change in asset value............       0.62          (0.32)       (1.36)
                                         -------        -------      -------
Net Asset Value, End of Period.......    $ 10.67        $ 10.05      $ 10.37
                                         =======        =======      =======
Total Return.........................       6.92%(b)      19.72%        4.62%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)....    $81,176        $75,842      $67,949
Ratio of expenses to average net
 assets..............................       1.16%(c)       1.16%        0.68%(c)
Ratio of net investment income to
 average net assets..................       1.44%(c)       1.14%        2.15%(c)
Ratio of expenses to average net
 assets*.............................        (d)           1.17%        1.09%(c)
Portfolio turnover**.................         81%           159%          86%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

[PHOTO OF RON LINDQUIST APPEARS HERE]
               Ron Lindquist
               Portfolio Manager
               ISG Large-Cap Equity Fund

--------------------------------------------------------------------------------

 Investment Goal
 The Fund seeks to provide investors with long-term capital appreciation by investing primarily in large-capitalization stocks (markets caps over $1 billion). The Fund's holdings are typically characterized by higher-than-average return on equity, superior long-term earnings-per-share growth rates and consistent earnings generation. This Fund is suitable for investors who are investing for the long term and are willing to assume the additional risk of investing in growth stocks in return for potentially higher total returns.

--------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund's total return was 7.55% (Class A Shares at NAV).+ In comparison, the Standard & Poor's 500 Stock Index/1/ rose 12.38%.

Q. What factors affected your performance?

A. We did somewhat better in the first quarter than in the second quarter. Overall, the sectors that performed well for us in 1998 were not particularly strong in the first six months of 1999. For example, the consumer cyclicals area was a winner for us last year, but in the most recent period, the sector produced decent, but decidedly less spectacular results.

Also, our holdings in the consumer staples segment of the portfolio (which represented 20.9% of our total assets) posted disappointing numbers, as did our health-care stocks; health care is traditionally one of our largest sectors.*

Nonetheless, we remain committed to the seven broad economic sectors represented in the Fund; we believe that all of these market segments offer outstanding earnings-per-share growth potential in the months and years ahead. It is our feeling that the results of the last six months represent little more than the normal, short-term variances of the market, and are not evidence of weakness in the long-term earnings growth outlook for the companies we favor.

Q. What stocks performed well for you?

A. On the positive side, our technology holdings performed extremely well during the period as a whole. We did particularly well with such stocks as Microsoft (2.8% of the Fund's net assets), IBM (3.9%), Sun Microsystems (2.2%), Applied Materials (2.0%), Oracle (1.6%), and Motorola (1.5%), which rebounded in a big way during the period.*

Q. What is your outlook for the rest of 1999?

A. As we anticipated, the U.S. economy was much stronger in the first quarter of 1999 than most forecasters had predicted. We believe that the same will likely be true of the second quarter.

Although the year's robust first two quarters are past us now, we feel the stage is set for the economy to turn in another fairly strong performance in the third quarter, as well. The Federal Reserve's decision to raise short-term interest rates on June 30, 1999, is unlikely to have a significant effect on corporate earnings, at least in the short run. This is cause for optimism. Many of the companies we like are multinational corporations with significant overseas operations and markets, and quite a few of these previously weak foreign economies are beginning to "bottom out" and stage at least mild recoveries. This developing international strength is likely to boost the earnings of the companies in our portfolio.

Because we are long-term equity investors, we typically focus on companies' earnings streams, and the expected persistency of these earnings streams, over an extended investment horizon. However, at this juncture, our main short-term concern is that, if the Fed feels compelled to tighten interest rates even more, it is possible some corporate managers will take steps that will potentially dampen their earnings growth rates--which would likely have an adverse impact on stock prices, near term.
---------
+Including the 4.75% sales load, the Fund's return was 2.46% for the period. /1/The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the stock market as a whole. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*The Fund's portfolio composition is subject to change.
Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Large-Cap Equity Fund                                  June 30, 1999 (Unaudited)

 Common Stocks (93.2%)

                                                      Shares or     Market
                                                      Principal     Value
                                                       Amount      (Note 2)
                                                     ----------- ------------

Beverages (3.6%)
Coca-Cola Co.(c)....................................     245,000 $ 15,312,500
PepsiCo, Inc. ......................................     355,000   13,734,063
                                                                 ------------
                                                                   29,046,563
                                                                 ------------
Business Equipment & Services (4.2%)
Donnelley (R. R.) & Sons Co.(c).....................     100,000    3,706,250
Electronic Data Systems Corp. ......................     150,000    8,484,375
Pitney Bowes, Inc. .................................     335,000   21,523,750
                                                                 ------------
                                                                   33,714,375
                                                                 ------------
Capital Goods (2.8%)
Dover Corp.(c)......................................     420,000   16,065,000
PPG Industries, Inc.(c).............................     100,000    5,906,250
                                                                 ------------
                                                                   21,971,250
                                                                 ------------
Consumer Non-Durables (5.0%)
Gillette Co. .......................................     260,000   10,660,000
International Flavors and Fragrances, Inc.(c).......     250,000   11,093,750
Nike, Inc., Class B.................................      60,000    3,798,750
Philip Morris Cos., Inc. ...........................     150,000    6,028,125
Sara Lee Corp. .....................................     350,000    7,940,625
                                                                 ------------
                                                                   39,521,250
                                                                 ------------
Consumer Services (1.9%)
Disney (Walt) Co. ..................................     500,000   15,406,250
                                                                 ------------
Data Processing (2.8%)
Automatic Data Processing, Inc. ....................     500,000   22,000,000
                                                                 ------------
Electrical Equipment (3.4%)
General Electric Co. ...............................     240,000   27,120,000
                                                                 ------------
Food & Related (1.7%)
Bestfoods...........................................     150,000    7,425,000
Heinz (H.J.) Co. ...................................     129,450    6,488,681
                                                                 ------------
                                                                   13,913,681
                                                                 ------------
Health Care (6.0%)
American Home Products Corp. .......................     220,000   12,650,000
Hillenbrand Industries, Inc. .......................     100,000    4,325,000
Johnson & Johnson...................................     250,000   24,500,000
United Health Care Corp.(c).........................     100,000    6,262,500
                                                                 ------------
                                                                   47,737,500
                                                                 ------------
Health Care -- Drugs (11.4%)
Abbott Laboratories.................................     350,000   15,925,000
Amgen, Inc.(b)......................................     200,000   12,175,000
Merck & Co., Inc. ..................................     300,000   22,200,000
Pfizer, Inc.........................................     150,000   16,462,500
Schering-Plough Corp. ..............................     450,000   23,850,000
                                                                 ------------
                                                                   90,612,500
                                                                 ------------
Household -- General Products (2.0%)
Procter & Gamble Co. ...............................     180,000   16,065,000
                                                                 ------------
Industrial Goods & Services (7.2%)
Hewlett-Packard Co. ................................     260,000   26,130,000
IBM Corp. ..........................................     240,000   31,020,000
                                                                 ------------
                                                                   57,150,000
                                                                 ------------
Manufacturing (3.0%)
Tyco International, Ltd.(c).........................     250,000   23,687,500
                                                                 ------------

 Common Stocks, continued

                                                        Shares or     Market
                                                        Principal     Value
                                                         Amount      (Note 2)
                                                       ----------- ------------

Medical Equipment & Supplies (3.7%)
IMS Health, Inc. .....................................     200,000 $  6,250,000
Medtronic, Inc. ......................................     300,000   23,362,500
                                                                   ------------
                                                                     29,612,500
                                                                   ------------
Raw Materials (0.9%)
Avery Dennison Corp. .................................     120,000    7,245,000
                                                                   ------------
Retail (7.2%)
Albertsons, Inc. .....................................     180,000    9,281,250
Gap (The), Inc.(c)....................................     240,000   12,090,000
McDonald's Corp. .....................................     520,000   21,482,500
Wal-Mart Stores, Inc.(c)..............................     300,000   14,475,000
                                                                   ------------
                                                                     57,328,750
                                                                   ------------
Retail -- Specialty Stores (5.8%)
Home Depot, Inc. .....................................     350,000   22,553,125
Walgreen Co. .........................................     800,000   23,500,000
                                                                   ------------
                                                                     46,053,125
                                                                   ------------
Technology (15.8%)
Applied Materials, Inc.(b)............................     220,000   16,252,500
Boeing Co. ...........................................     220,000    9,721,250
Compaq Computer Corp. ................................     700,000   16,581,250
Intel Corp. ..........................................     300,000   17,850,000
Microsoft Corp.(b)(c).................................     250,000   22,546,874
Motorola, Inc. .......................................     130,000   12,317,500
Oracle Corp.(b).......................................     350,000   12,993,750
Sun Microsystems, Inc.(b).............................     260,000   17,907,500
                                                                   ------------
                                                                    126,170,624
                                                                   ------------
Telecommunications (1.4%)
Lucent Technologies, Inc. ............................     160,000   10,790,000
                                                                   ------------
Utilities -- Telephone (2.2%)
AT&T Corp.(c).........................................     195,000   10,883,438
SBC Communications, Inc. .............................     120,000    6,960,000
                                                                   ------------
                                                                     17,843,438
                                                                   ------------
Wholesale (1.2%)
Sysco Corp.(c)........................................     320,000    9,540,000
                                                                   ------------
TOTAL COMMON STOCKS (Cost $293,119,299)...............              742,529,306
                                                                   ------------

 Investment Companies (6.8%)

AIM Liquid Assets Money Market Fund...................  33,274,839   33,274,839
AIM Prime Money Market Fund...........................  21,023,610   21,023,610
                                                                   ------------
TOTAL INVESTMENT COMPANIES (Cost $54,298,449)                        54,298,449
                                                                   ------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Large-Cap Equity Fund                                  June 30, 1999 (Unaudited)

 Short-Term Securities Held as Collateral (8.7%)

                                                        Shares or     Market
                                                        Principal     Value
                                                         Amount      (Note 2)
                                                       ----------- ------------

Commercial Paper (6.3%)
Conagra, 6.00%, 7/1/99...............................  $ 9,275,505 $  9,273,959
MCI WorldCom, 5.03% - 6.10%, 7/1/99..................    9,275,505    9,260,464
Raytheon, 5.00%, 7/6/99..............................    1,855,101    1,839,384
Rohm & Haas, 4.97% - 6.25%, 7/1/99...................    9,275,505    9,256,773
Safeway, 6.25%, 7/1/99...............................    7,183,508    7,182,261
Textron Finance, 5.10%, 7/7/99.......................    4,637,753    4,620,013
Tyco International, 5.15%, 8/3/99....................    4,637,753    4,601,262
US West, 5.30%, 8/22/99..............................    4,637,753    4,589,275
                                                                   ------------
                                                                     50,623,391
                                                                   ------------
Floating Rate Note (0.3%)
General Motors Acceptance Corp., 5.41%*, 11/13/00....    2,226,121    2,226,121
                                                                   ------------
Investment Companies (1.6%)
AIM Liquid Asset Money Market Fund...................   12,545,610   12,545,610
                                                                   ------------
Repurchase Agreements (0.5%)
Lehman Brothers, 5.50%, 7/1/99, dated 6/30/99, with a
 maturity value of $4,177,326 (See Significant
 Accounting Policies, Securities Lending in the Notes
 to Financial Statements for collateral
 description)........................................    4,176,688    4,176,688
                                                                   ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
 (Cost $69,571,810)..................................                69,571,810
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $416,989,558)(a) -- (108.7%)..................               866,399,565
Liabilities in excess of other
 assets -- (-8.7%)...................................               (69,184,653)
                                                                   ------------
TOTAL NET ASSETS -- (100.0%).........................              $797,214,912
                                                                   ============

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................ $450,903,518
   Unrealized depreciation........................................   (1,493,511)
                                                                   ------------
   Net unrealized appreciation.................................... $449,410,007
                                                                   ============

(b) Non-income producing security.
(c) All or a portion of this security has been loaned at June 30, 1999.
  * Variable rate security. Rate represents rate in effect at June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Large-Cap Equity Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $412,812,870).............             $862,222,877
Repurchase agreements, at cost........................                4,176,688
                                                                   ------------
 Total Investments....................................              866,399,565
Interest and dividends receivable.....................                  844,897
Receivable for capital shares issued..................                  181,175
Receivable from investment adviser....................                   86,620
Prepaid expenses and other assets.....................                   55,122
                                                                   ------------
 Total Assets.........................................              867,567,379
Liabilities:
Payable for return of collateral held for securities
 on loan.............................................. $69,571,810
Distributions payable.................................      73,352
Payable for capital shares redeemed...................      29,491
Accrued expenses and other payables:
 Investment advisory fees.............................     466,317
 Administration fees..................................       9,496
 Distribution fees....................................     100,502
 Custodian fees.......................................      22,946
 Other................................................      78,553
                                                       -----------
 Total Liabilities....................................               70,352,467
                                                                   ------------
Net Assets:
Capital...............................................              228,303,235
Undistributed (distributions in excess of) net
 investment income....................................                   47,092
Undistributed (distributions in excess of) net
 realized gains.......................................              119,454,578
Net unrealized appreciation (depreciation) from
 investments..........................................              449,410,007
                                                                   ------------
Net Assets............................................             $797,214,912
                                                                   ============
Class A Shares
 Net Assets...........................................             $ 73,377,615
 Shares outstanding...................................                2,477,339
 Redemption price per share...........................             $      29.62
                                                                   ============
Class A Shares -- Maximum Sales Charge................                    4.75%
                                                                   ------------
 Maximum Offering Price Per Share (100%/(100% --
   Maximum Sales Charge) of net asset value adjusted
  to the nearest cent)................................             $      31.10
                                                                   ============
Class B Shares
 Net Assets...........................................             $ 11,811,889
 Shares outstanding...................................                  400,485
 Offering price per share*............................             $      29.49
                                                                   ============
Institutional Shares
 Net Assets...........................................             $712,025,408
 Shares outstanding...................................               24,045,811
 Offering and redemption price per share..............             $      29.61
                                                                   ============

---------
* Redemption price per share varies by length of time shares are held.

 Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Dividend income......................................            $  4,264,940
Expenses:
Investment advisory fees............................. $2,843,312
Administration fees..................................    568,665
Distribution fees -- Class A Shares..................     79,460
Distribution fees -- Class B Shares..................     18,626
Shareholder servicing fees -- Class A Shares.........     47,462
Shareholder servicing fees -- Class B Shares.........      6,210
Shareholder servicing fees -- Institutional Shares...    517,262
Custodian fees.......................................     68,322
Accounting fees......................................     12,680
Transfer agent fees..................................     54,604
Directors' fees......................................      8,629
Other fees...........................................    129,943
                                                      ----------
 Total expenses before voluntary fee
  reductions/reimbursements..........................               4,355,175
 Expenses voluntarily reduced/reimbursed.............                (388,746)
                                                                 ------------
 Net expenses........................................               3,966,429
                                                                 ------------
Net Investment Income................................                 298,511
                                                                 ------------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions........................................             119,454,578
Net change in unrealized appreciation (depreciation)
 from investments....................................             (62,589,567)
                                                                 ------------
Net realized/unrealized gains (losses) from
 investments.........................................              56,865,011
                                                                 ------------
Change in net assets resulting from operations.......            $ 57,163,522
                                                                 ============

                       See notes to financial statements

ISG FUNDS
Large-Cap Equity Fund

 Statements of Changes in Net Assets

                                     Six Months    Period Ended      Year Ended
                                   Ended June 30,  December 31,     February 28,
                                        1999         1998(a)            1998
                                   --------------  ------------     ------------
                                    (Unaudited)
From Investment Activities:
Operations:
 Net investment income...........  $     298,511   $  1,332,058     $  3,179,613
 Net realized gains (losses) from
  investment transactions........    119,454,578     32,550,780        9,991,335
 Net change in unrealized
  appreciation (depreciation)
  from investments...............    (62,589,567)   146,744,324      193,990,094
                                   -------------   ------------     ------------
Change in net assets resulting
 from operations.................     57,163,522    180,627,162      207,161,042
                                   -------------   ------------     ------------
Distributions to Class A
 Shareholders:
 From net investment income......        (23,624)    (1,672,643)      (3,295,484)
 From net realized gains on
  investment transactions........             --    (38,068,113)      (4,463,969)
Distributions to Class B
 Shareholders:
 From net investment income......             --            (10)(b)           --
Distributions to Institutional
 Shareholders:
 From net investment income......       (219,555)       (58,445)(c)           --
                                   -------------   ------------     ------------
Change in net assets from
 shareholder distributions.......       (243,179)   (39,799,211)      (7,759,453)
                                   -------------   ------------     ------------
Change in net assets from capital
 transactions....................   (104,039,285)   (12,124,764)      25,837,177
                                   -------------   ------------     ------------
Change in net assets.............    (47,118,942)   128,703,187      225,238,766
Net Assets:
 Beginning of period.............    844,333,854    715,630,667      490,391,901
                                   -------------   ------------     ------------
 End of period...................  $ 797,214,912   $844,333,854     $715,630,667
                                   =============   ============     ============

---------
(a) For the period from March 1, 1998 through December 31, 1998.
(b) For the period from December 15, 1998 (commencement of operations) through December 31, 1998.
(c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Large-Cap Equity Fund

 Financial Highlights, Class A Shares

                           Six Months    Period Ended    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                         Ended June 30,  December 31,   February 28, February 28, February 28, February 28, February 28,
                              1999         1998(a)          1998         1997         1996         1995         1994
                         --------------  ------------   ------------ ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 27.55        $ 23.01        $  16.68     $  14.49     $  11.41     $  10.87     $  10.54
                            -------        -------        --------     --------     --------     --------     --------
Investment Activities
 Net investment income
  (loss)................       0.01           0.05            0.11         0.14         0.16         0.16         0.14
 Net realized and
  unrealized gains
  (losses) from
  investments...........       2.07           5.79            6.48         2.54         3.63         0.71         0.38
                            -------        -------        --------     --------     --------     --------     --------
 Total from Investment
  Activities............       2.08           5.84            6.59         2.68         3.79         0.87         0.52
                            -------        -------        --------     --------     --------     --------     --------
Distributions
 Net investment income..      (0.01)         (0.05)          (0.11)       (0.14)       (0.17)       (0.16)       (0.14)
 Net realized gains.....         --          (1.25)          (0.15)       (0.35)       (0.54)       (0.17)       (0.05)
                            -------        -------        --------     --------     --------     --------     --------
 Total Distributions....      (0.01)         (1.30)          (0.26)       (0.49)       (0.71)       (0.33)       (0.19)
                            -------        -------        --------     --------     --------     --------     --------
Net change in asset
 value..................       2.07           4.54            6.33         2.19         3.08         0.54         0.33
                            -------        -------        --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $ 29.62        $ 27.55        $  23.01     $  16.68     $  14.49     $  11.41     $  10.87
                            =======        =======        ========     ========     ========     ========     ========
Total Return (excludes
 sales charge)..........       7.55%(b)      25.83%(b)       39.74%       18.79%       33.73%        8.23%        4.99%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $73,378        $57,772        $715,631     $490,392     $385,145     $259,998     $284,203
Ratio of expenses to
 average net assets.....       1.04%(c)       1.03%(c)        0.99%        0.92%        0.94%        0.95%        0.96%
Ratio of net investment
 income to average net
 assets.................       0.10%(c)       0.21%(c)        0.54%        0.95%        1.24%        1.54%        1.38%
Ratio of expenses to
 average net assets*....       1.37%(c)       1.03%(c)         (d)          (d)          (d)          (d)         0.97%
Portfolio turnover**....          3%             3%              6%           7%          15%           1%           7%

  * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

ISG FUNDS
Large-Cap Equity Fund


 Financial Highlights, Class B Shares

                                                    Six Months     Period Ended
                                                  Ended June 30,   December 31,
                                                       1999          1998(a)
                                                  --------------   ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............    $ 27.54          $25.98
                                                     -------          ------
Investment Activities
 Net investment income (loss)....................      (0.05)             --
 Net realized and unrealized gains (losses) from
  investments....................................       2.00            1.56
                                                     -------          ------
 Total from Investment Activities................       1.95            1.56
                                                     -------          ------
Net change in asset value........................       1.95            1.56
                                                     -------          ------
Net Asset Value, End of Period...................    $ 29.49          $27.54
                                                     =======          ======
Total Return (excludes redemption charge)........       7.08%(b)        6.02%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................    $11,812          $  100
Ratio of expenses to average net assets..........       1.97%(c)        1.10%(c)
Ratio of net investment income to average net
 assets..........................................      (0.74)%(c)       0.23%(c)
Ratio of expenses to average net assets*.........        (d)            2.11%(c)
Portfolio turnover**.............................          3%              3%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 15, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.

 Financial Highlights, Institutional Shares

                                                   Six Months    Period Ended
                                                 Ended June 30,  December 31,
                                                      1999         1998(a)
                                                 --------------  ------------
                                                  (Unaudited)
Net Asset Value, Beginning of Period............    $  27.54       $  25.52
                                                    --------       --------
Investment Activities
 Net investment income (loss)...................        0.01             --
 Net realized and unrealized gains (losses) from
  investments...................................        2.07           2.02
                                                    --------       --------
 Total from Investment Activities...............        2.08           2.02
                                                    --------       --------
Distributions
 Net investment income..........................       (0.01)            --
                                                    --------       --------
 Total Distributions............................       (0.01)            --
                                                    --------       --------
Net change in asset value.......................        2.07           2.02
                                                    --------       --------
Net Asset Value, End of Period..................    $  29.61       $  27.54
                                                    ========       ========
Total Return....................................        7.55%(b)       7.92%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............    $712,025       $786,462
Ratio of expenses to average net assets.........        1.04%(c)       1.04%(c)
Ratio of net investment income to average net
 assets.........................................        0.08%(c)       0.20%(c)
Ratio of expenses to average net assets*........        1.12%(c)       1.09%(c)
Portfolio turnover**............................           3%             3%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[PHOTO OF CHARLES WINGER APPEARS HERE]
               Charles Winger
               Portfolio Manager
               ISG Capital Growth Fund

--------------------------------------------------------------------------------

 Investment Goal
 The Fund seeks to provide investors with the potential to achieve long-term capital growth by investing primarily in the equity securities of domestic issuers whose earnings are growing faster than the economy as a whole. It invests primarily in large U.S. companies with market capitalizations of at least $500 million. This Fund is suitable for investors who are investing for the long term and are comfortable assuming the additional risk of investing in stocks in exchange for potentially higher total returns.

--------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund's total return was 8.59% (Class A Shares at NAV).+ In comparison, the Lipper Growth Fund Index/1/ was up 11.89%, and the Standard & Poor's 500 Stock Index/2/ rose 12.38%.

We did well in the first quarter, running ahead of both of our benchmarks. However, beginning in April, the market moved away from the type of high-growth stocks we pursue, and, hence, the second quarter was a difficult period.

Q. What factors affected your performance?

A. There was a tremendous shift during the second quarter away from growth stocks and into the value segment of the market. Two sectors that were hit the hardest, especially during April, were pharmaceuticals and technology issues. Our significant overweighting in those sectors, which has served us well in recent years, proved to be a serious hindrance to the Fund's performance; many stocks in those sectors fell sharply in a very short period of time.

For the rest of the second quarter, from late April to the end of June, the Fund again outperformed its benchmarks. So, although we posted solid results for the period as a whole, we could not overcome the dramatic, aberrant decline in the early part of the second quarter.

Q. So the decline in growth stocks proved to be short-lived?

A. Yes. The dramatic shift in leadership during the second quarter came about when investors began to feel that growth stocks were overvalued and value stocks were undervalued. But by the end of the quarter, momentum had begun to return to the growth sector.

At the same time, although we are primarily growth managers, we are not afraid of buying "value" names that we believe offer substantial growth prospects. Toward the end of the period, we took positions in two traditionally cyclical stocks: Air Products (0.6% of the Fund's net assets), a chemical company; and Willamette Industries (0.7%), a paper company.*

We also increased our weighting in the industrial/capital goods area. We felt that with the economic cycle being in its latter stages, it was a good time to invest in these types of companies. One of the stocks we bought was Sealed Air (1.6%), which produces bubble packaging material. Another important move was into the mid-cap growth sector, where we added positions in such stocks as Global Marine (0.8%), General Instrument (2.2%) and LSI Logic (0.9%). Finally, we bought into two retailers: Tommy Hilfiger (1.2%) and Abercrombie & Fitch (1.0%).*

Another major shift we made in the second quarter was to trim our holdings in health care considerably, due to the sector's sky-high valuations. We completely liquidated our positions in Eli Lilly and Merck.

Q. What is your outlook for the rest of 1999?

A. We are fairly optimistic about a summer rally during the first couple of months of the third quarter. However, we are very concerned about the Federal Reserve's outlook on the economy. We feel they mean business when they say they intend to head off inflation, and we do not think the market recognizes how serious the Fed is. We think the June 30 rise in short-term interest rates is just the first of at least two, and perhaps three, rate hikes this year. The Fed lowered rates three times last fall, and chances are good they are going to take those three cuts back again. If that happens, we could have another downturn in the market.
---------
+ Including the 4.75% sales load, the Fund's return was 3.42% for the period. /1/The Lipper Growth Fund Index is an index of managed funds that normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.
/2/The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the stock market as a whole. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
* The Fund's portfolio composition is subject to change.
Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Capital Growth Fund                                    June 30, 1999 (Unaudited)

 Common Stocks (91.7%)

                                                          Shares or    Market
                                                          Principal    Value
                                                           Amount     (Note 2)
                                                          --------- ------------
Aerospace & Military Technology (3.2%)
Raytheon Co., Class B....................................   30,000  $  2,111,250
United Technologies Corp. (c)............................   75,000     5,376,563
                                                                    ------------
                                                                       7,487,813
                                                                    ------------
Air Transportation (1.8%)
Southwest Airlines Co. (c)...............................  133,500     4,155,188
                                                                    ------------
Banking (5.6%)
Fifth Third Bancorp (c)..................................   58,000     3,860,625
Firstar Corp. ...........................................  180,000     5,040,000
Wachovia Corp. ..........................................   50,500     4,320,906
                                                                    ------------
                                                                      13,221,531
                                                                    ------------
Building & Construction (0.9%)
Jacobs Engineering Group, Inc. (b)(c)....................   57,000     2,166,000
                                                                    ------------
Business Equipment & Services (2.5%)
Pitney Bowes, Inc. ......................................   92,500     5,943,125
                                                                    ------------
Chemicals (0.6%)
Air Products & Chemicals, Inc. ..........................   35,000     1,408,750
                                                                    ------------
Computer Software and Services (4.5%)
America Online, Inc. (b)(c)..............................    2,000       221,000
BMC Software, Inc. (b)(c)................................   25,000     1,350,000
Cisco Systems, Inc. (b)..................................   70,000     4,501,875
Dell Computer Corp. (b)(c)...............................   60,000     2,220,000
EMC Corp. (b)............................................   41,000     2,255,000
                                                                    ------------
                                                                      10,547,875
                                                                    ------------
Containers & Packaging (1.6%)
Sealed Air Corp. (b) (c).................................   58,500     3,795,188
                                                                    ------------
Cosmetics & Toiletries (0.9%)
Colgate-Palmolive Co. (c)................................   22,500     2,221,875
                                                                    ------------
Data Processing (1.9%)
Automatic Data Processing, Inc. (c)......................  104,000     4,576,000
                                                                    ------------
Electrical Equipment (3.3%)
General Electric Co. ....................................   54,000     6,102,000
Honeywell, Inc. .........................................   15,000     1,738,125
                                                                    ------------
                                                                       7,840,125
                                                                    ------------
Electronic Components (0.9%)
LSI Logic Corp. (b)......................................   45,000     2,075,625
                                                                    ------------
Entertainment (1.5%)
Time Warner, Inc. (c)....................................   50,000     3,600,000
                                                                    ------------
Financial Services (0.7%)
Fannie Mae...............................................   25,500     1,743,563
                                                                    ------------
Health Care -- Drugs (8.9%)
Abbott Laboratories......................................   93,500     4,254,250
Amgen, Inc. (b)..........................................   60,000     3,652,500
Bristol Myers Squibb Co. ................................   50,000     3,521,875
Pfizer, Inc. ............................................   21,500     2,359,625
Schering-Plough Corp. ...................................   35,000     1,855,000
Warner-Lambert Co. ......................................   71,500     4,960,312
                                                                    ------------
                                                                      20,603,562
                                                                    ------------
Household -- General Products (0.5%)
Clorox Co. ..............................................   10,000     1,068,125
                                                                    ------------

 Common Stocks, continued

                                                          Shares or    Market
                                                          Principal    Value
                                                           Amount     (Note 2)
                                                          --------- ------------
Industrial Goods & Services (3.5%)
Hewlett-Packard Co. .....................................   18,000  $  1,809,000
IBM Corp. ...............................................   50,000     6,462,500
                                                                    ------------
                                                                       8,271,500
                                                                    ------------
Insurance -- Property & Casualty (1.0%)
American International Group, Inc. ......................   19,500     2,282,719
                                                                    ------------
Manufacturing (4.8%)
Corning Inc. ............................................   65,000     4,558,125
Tyco International, Ltd. ................................   71,010     6,728,198
                                                                    ------------
                                                                      11,286,323
                                                                    ------------
Medical Equipment & Supplies (2.6%)
Medtronic, Inc. (c)......................................   25,500     1,985,813
Sybron International Corp. (b)...........................  150,000     4,134,375
                                                                    ------------
                                                                       6,120,188
                                                                    ------------
Oil & Gas (0.8%)
Global Marine, Inc. (b)..................................  125,000     1,929,688
                                                                    ------------
Paper and Forest (0.7%)
Willamette Industries, Inc. .............................   36,000     1,658,250
                                                                    ------------
Petroleum--Services (1.3%)
Halliburton Co. (c)......................................   65,000     2,941,250
                                                                    ------------
Pharmaceuticals (0.8%)
Cardinal Health, Inc. ...................................   30,000     1,923,750
                                                                    ------------
Retail (11.6%)
Abercrombie & Fitch Co. (b)..............................   50,000     2,400,000
Albertsons, Inc. (c).....................................   52,500     2,707,031
Dayton Hudson Corp. .....................................   63,000     4,095,000
Dollar General Corp. ....................................  125,000     3,625,000
Gap (The), Inc. (c)......................................   82,500     4,155,937
Safeway, Inc. (b)........................................   46,000     2,277,000
Tommy Hilfiger Corp. (b).................................   37,500     2,753,906
Wal-Mart Stores, Inc. (c)................................  106,000     5,114,500
                                                                    ------------
                                                                      27,128,374
                                                                    ------------
Retail-Specialty Stores (8.7%)
Best Buy Co., Inc. (b)(c)................................   51,000     3,442,500
CVS Corp. ...............................................   61,618     3,150,220
Home Depot, Inc. (c).....................................   88,500     5,702,718
Lowe's Cos., Inc. .......................................   76,000     4,308,250
Walgreen Co. (c).........................................  133,000     3,906,875
                                                                    ------------
                                                                      20,510,563
                                                                    ------------
Technology (6.5%)
Applied Materials, Inc. (b)..............................   32,000     2,364,000
Intel Corp. (c)..........................................   27,000     1,606,500
Microsoft Corp. (b)......................................   72,500     6,538,594
Oracle Corp. (b)(c)......................................   25,000       928,125
Sun Microsystems, Inc. (b)...............................   54,000     3,719,250
                                                                    ------------
                                                                      15,156,469
                                                                    ------------
Telecommunications (7.4%)
General Instrument Corp. (b).............................  120,000     5,100,000
Lucent Technologies, Inc. (c)............................   81,500     5,496,156
Tellabs, Inc. (b)........................................   99,800     6,742,737
                                                                    ------------
                                                                      17,338,893
                                                                    ------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Capital Growth Fund                                    June 30, 1999 (Unaudited)

 Common Stocks, continued

                                                         Shares or     Market
                                                         Principal     Value
                                                           Amount     (Note 2)
                                                         ---------- ------------
Utilities -- Telephone (2.7%)
MCI WorldCom, Inc. (b)(c)...............................     74,500 $  6,425,625
                                                                    ------------
TOTAL COMMON STOCKS
 (Cost $170,112,107)....................................             215,427,937
                                                                    ------------
 Investment Companies (7.0%)
AIM Liquid Assets Money Market Fund.....................  7,950,945    7,950,945
AIM Prime Money Market Fund.............................  3,692,506    3,692,506
S&P 400 Mid-Cap Depositary Receipts.....................     60,000    4,702,500
                                                                    ------------
TOTAL INVESTMENT COMPANIES
 (Cost $16,090,804).....................................              16,345,951
                                                                    ------------
 Cash Equivalents (0.0%)
Bank of New York Cash Reserve ..........................     $1,000        1,000
                                                                    ------------
TOTAL CASH EQUIVALENTS
 (Cost $1,000)..........................................                   1,000
                                                                    ------------
 Short-Term Securities Held as Collateral (34.6%)
Commercial Paper (25.2%)
Conagra, 6.00%, 7/1/99.................................. 10,837,895   10,836,089
MCI WorldCom, Inc., 5.03%-6.10%, 7/1/99................. 10,837,895   10,820,320
Raythcon, 5.00%, 7/6/99.................................  2,167,579    2,149,215
Rohm & Haas, 4.97%-6.25%, 7/1/99........................ 10,837,895   10,816,007
Safeway, 6.25%, 7/1/99..................................  8,393,516    8,392,059
Textron Finance, 5.10%, 7/7/99..........................  5,418,948    5,398,220
Tyco International, 5.15%, 8/3/99.......................  5,418,948    5,376,311
US West, 5.30%, 8/22/99.................................  5,418,948    5,362,304
                                                                    ------------
                                                                      59,150,525
                                                                    ------------

 Short-Term Securities Held as Collateral, continued

                                                        Shares or     Market
                                                        Principal     Value
                                                         Amount      (Note 2)
                                                       ----------- ------------
Floating Rate Note (1.1%)
General Motors Acceptance Corp., 5.62%*, 11/13/00....  $ 2,601,095 $  2,601,095
                                                                   ------------
Investment Companies (6.2%)
AIM Liquid Asset Money Market Fund...................   14,658,825   14,658,825
                                                                   ------------
Repurchase Agreements (2.1%)
Lehman Brothers, 5.50%, 7/1/99, dated 6/30/99, with a
 maturity value of $4,880,966 (See Significant
 Accounting Policies, Securities Lending in the Notes
 to Financial Statements for collateral
 descriptions).......................................  $ 4,880,220    4,880,220
                                                                   ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
 (Cost $81,290,665)..................................                81,290,665
                                                                   ------------
TOTAL INVESTMENTS
 (Cost $267,494,576) (a) -- (133.3%).................               313,065,553
Liabilities in excess of other
 assets -- (-33.3%)..................................               (78,169,583)
                                                                   ------------
TOTAL NET ASSETS -- (100.0%).........................              $234,895,970
                                                                   ============

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net realized appreciation of securities as follows:

    Unrealized appreciation..... $48,318,809
    Unrealized depreciation.....  (2,747,832)
                                 -----------
    Net unrealized
     appreciation............... $45,570,977
                                 ===========

(b) Non-income producing security.
(c) All or a portion of this security has been loaned at June 30, 1999.
* Variable rate security. Rate represents rate in effect at June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Capital Growth Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $262,614,356)............             $308,185,333
Repurchase agreements, at cost.......................                4,880,220
                                                                  ------------
 Total Investments...................................              313,065,553
Interest and dividends receivable....................                  152,204
Receivable for capital shares issued.................                3,128,133
Deferred organization costs..........................                    4,095
Prepaid expenses and other assets....................                   29,561
                                                                  ------------
 Total Assets........................................              316,379,546
Liabilities:
Payable for return of collateral held for securities
 on loan............................................. $81,290,665
Payable for capital shares redeemed..................       4,500
Accrued expenses and other payables:
 Investment advisory fees............................     118,105
 Administration fees.................................       2,788
 Distribution fees...................................      32,443
 Custodian fees......................................       7,090
 Other...............................................      27,985
                                                      -----------
 Total Liabilities...................................               81,483,576
                                                                  ------------
Net Assets:
Capital..............................................              161,309,171
Undistributed (distributions in excess of) net
 investment income...................................                 (101,800)
Undistributed (distributions in excess of) net
 realized gains......................................               28,117,622
Net unrealized appreciation (depreciation) from
 investments.........................................               45,570,977
                                                                  ------------
Net Assets...........................................             $234,895,970
                                                                  ============
Class A Shares
 Net Assets..........................................             $  7,724,873
 Shares outstanding..................................                  500,831
 Redemption price per share..........................             $      15.42
                                                                  ============
Class A Shares -- Maximum Sales Charge...............                    4.75%
                                                                  ------------
 Maximum Offering Price Per Share (100%/(100% --
   Maximum Sales Charge) of net asset value adjusted
  to the nearest cent)...............................             $      16.19
                                                                  ============
Class B Shares
 Net Assets..........................................             $  5,799,134
 Shares outstanding..................................                  384,503
 Offering price per share*...........................             $      15.08
                                                                  ============
Institutional Shares
 Net Assets..........................................             $221,371,963
 Shares outstanding..................................               14,446,365
 Offering and redemption price per share.............             $      15.32
                                                                  ============

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income.........................................          $     1,241
Dividend income.........................................              967,188
Income from securities lending..........................              117,853
                                                                  -----------
  Total Investment Income...............................            1,086,282
Expenses:
Investment advisory fees................................ $709,329
Administration fees.....................................  163,692
Distribution fees -- Class A Shares.....................    7,696
Distribution fees -- Class B Shares.....................   15,721
Shareholder servicing fees -- Class A Shares............    4,618
Shareholder servicing fees -- Class B Shares............    5,240
Shareholder servicing fees -- Institutional Shares......  155,930
Custodian fees..........................................   24,724
Accounting fees.........................................   11,837
Transfer agent fees.....................................   29,948
Directors' fees.........................................    1,836
Other fees..............................................   53,812
                                                         --------
 Net expenses...........................................            1,184,383
                                                                  -----------
Net Investment Income (Loss)............................              (98,101)
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions...........................................           23,732,201
Net change in unrealized appreciation (depreciation)
 from investments.......................................           (5,386,494)
                                                                  -----------
Net realized/unrealized gains (losses) from
 investments............................................           18,345,707
                                                                  -----------
Change in net assets resulting from operations..........          $18,247,606
                                                                  ===========

                       See notes to financial statements

ISG FUNDS
Capital Growth Fund

 Statements of Changes in Net Assets

                                                  Six Months    Year Ended
                                                Ended June 30, December 31,
                                                     1999          1998
                                                -------------- ------------
                                                 (Unaudited)
From Investment Activities:
Operations:
 Net investment income (loss)..................  $    (98,101) $     86,749
 Net realized gains (losses) from investment
  transactions.................................    23,732,201    31,139,357
 Net change in unrealized appreciation
  (depreciation) from investments..............    (5,386,494)   13,755,998
                                                 ------------  ------------
Change in net assets resulting from
 operations....................................    18,247,606    44,982,104
                                                 ------------  ------------
Distributions to Class A Shareholders:
 From net realized gains on investment
  transactions.................................            --      (660,055)
Distributions to Class B Shareholders:
 From net realized gains on investment
  transactions.................................            --      (355,976)(a)
Distributions to Institutional Shareholders:
 From net investment income....................            --       (86,749)
 In excess of net investment income............            --        (1,592)
 From net realized gains on investment
  transactions.................................            --   (25,873,606)
                                                 ------------  ------------
Change in net assets from shareholder
 distributions.................................            --   (26,977,978)
                                                 ------------  ------------
Change in net assets from capital
 transactions..................................    35,621,122    20,403,758
                                                 ------------  ------------
Change in net assets...........................    53,868,728    38,407,884
Net Assets:
 Beginning of period...........................   181,027,242   142,619,358
                                                 ------------  ------------
 End of period.................................  $234,895,970  $181,027,242
                                                 ============  ============

---------
(a) For the period from February 5, 1998 (commencement of operations) through December 31, 1998.

 Statement of Cash Flows

                                                                   Six Months
                                                                 Ended June 30,
                                                                      1999
                                                                 --------------
                                                                  (Unaudited)
Cash Flows from Operating Activities:
 Net investment income (loss)................................... $     (98,101)
 Adjustments to reconcile net investment income (loss) to net cash provided by (used in) operating activities:
  Cost of investment securities purchased.......................  (316,285,052)
  Proceeds from disposition of investment securities............   283,852,692
  Decrease (increase) in investments purchased with cash
   collateral from securities lending...........................   (30,277,869)
  Decrease (increase) in interest and dividends receivable......       (31,067)
  Decrease (increase) in other assets...........................       (10,440)
  Increase (decrease) in payable for return of collateral
   received from securities lending.............................    30,277,869
  Increase (decrease) in accrued expenses.......................        50,986
                                                                 -------------
 Net cash provided by (used in) operating activities............   (32,520,982)
                                                                 -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................    58,077,125
 Cost of shares redeemed........................................   (25,543,739)
 Cash distributions paid........................................       (12,404)
                                                                 -------------
 Net cash provided by (used in) financing activities............    32,520,982
                                                                 -------------
Net increase (decrease) in cash.................................            --
Cash:
 Beginning balance..............................................            --
                                                                 -------------
 Ending balance................................................. $          --
                                                                 =============

---------
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $6,691.
                       See notes to financial statements

ISG FUNDS
Capital Growth Fund

 Financial Highlights, Class A Shares

                           Six Months     Year Ended   Year Ended  Period Ended
                         Ended June 30,  December 31, December 31, December 31,
                              1999           1998         1997       1996(a)
                         --------------  ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....     $14.20         $12.80       $11.32      $ 10.00
                             ------         ------       ------      -------
Investment Activities
 Net investment income
  (loss)................      (0.02)         (0.01)        0.06           --
 Net realized and
  unrealized gains
  (losses) from
  investments...........       1.24           3.89         3.40         1.32
                             ------         ------       ------      -------
 Total from Investment
  Activities............       1.22           3.88         3.46         1.32
                             ------         ------       ------      -------
Distributions
 Net investment income..         --             --        (0.06)          --
 Net realized gains.....         --          (2.48)       (1.92)          --
                             ------         ------       ------      -------
 Total Distributions....         --          (2.48)       (1.98)          --
                             ------         ------       ------      -------
Net change in asset
 value..................       1.22           1.40         1.48         1.32
                             ------         ------       ------      -------
Net Asset Value, End of
 Period.................     $15.42         $14.20       $12.80      $ 11.32
                             ======         ======       ======      =======
Total Return (excludes
 sales charge)..........       8.59%(b)      32.05%       30.79%       13.20%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........     $7,725         $4,631       $  858      $49,008
Ratio of expenses to
 average net assets.....       1.31%(c)       1.28%        0.93%        1.20%(c)
Ratio of net investment
 income to average net
 assets.................      (0.31)%(c)     (0.19)%       0.42%       (0.02)%(c)
Ratio of expenses to
 average net assets*....         (d)          1.29%        1.18%        1.39%(c)
Portfolio turnover**....         78%           152%         116%          69%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.

 Financial Highlights, Class B Shares

                                                   Six Months    Period Ended
                                                 Ended June 30,  December 31,
                                                      1999         1998(a)
                                                 --------------  ------------
                                                  (Unaudited)
Net Asset Value, Beginning of Period............     $13.92         $13.10
                                                     ------         ------
Investment Activities
 Net investment income (loss)...................      (0.05)         (0.05)
 Net realized and unrealized gains (losses) from
  investments...................................       1.21           3.35
                                                     ------         ------
 Total from Investment Activities...............       1.16           3.30
                                                     ------         ------
Distributions
 Net realized gains.............................         --          (2.48)
                                                     ------         ------
 Total Distributions............................         --          (2.48)
                                                     ------         ------
Net change in asset value.......................       1.16           0.82
                                                     ------         ------
Net Asset Value, End of Period..................     $15.08         $13.92
                                                     ======         ======
Total Return (excludes redemption charge).......       8.33%(b)      26.86%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............     $5,799         $2,854
Ratio of expenses to average net assets.........       1.91%(c)       2.04%(c)
Ratio of net investment income to average net
 assets.........................................      (0.91)%(c)     (0.95)%(c)
Portfolio turnover*.............................         78%           152%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Capital Growth Fund

 Financial Highlights, Institutional Shares

                                     Six Months      Year Ended  Period Ended
                                   Ended June 30,   December 31, December 31,
                                        1999            1998       1997(a)
                                   --------------   ------------ ------------
                                    (Unaudited)
Net Asset Value, Beginning of
 Period..........................     $  14.09        $  12.69     $  14.51
                                      --------        --------     --------
Investment Activities
 Net investment income (loss)....        (0.01)           0.01         0.02
 Net realized and unrealized
  gains (losses) from
  investments....................         1.24            3.88         0.10
                                      --------        --------     --------
 Total from Investment
  Activities.....................         1.23            3.89         0.12
                                      --------        --------     --------
Distributions
 Net investment income...........           --           (0.01)       (0.02)
 Net realized gains..............           --           (2.48)       (1.92)
                                      --------        --------     --------
 Total Distributions.............           --           (2.49)       (1.94)
                                      --------        --------     --------
Net change in asset value........         1.23            1.40        (1.82)
                                      --------        --------     --------
Net Asset Value, End of Period...     $  15.32        $  14.09     $  12.69
                                      ========        ========     ========
Total Return.....................         8.73% (b)      32.40%        0.88% (b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)...........................     $221,372        $173,542     $141,761
Ratio of expenses to average net
 assets..........................         1.06% (c)       1.02%        0.58% (c)
Ratio of net investment income to
 average net assets..............        (0.07)%(c)       0.07%       (0.80)%(c)
Ratio of expenses to average net
 assets*.........................          (d)            1.03%        0.99% (c)
Portfolio turnover**.............           78%            152%         116%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from October 3, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Bennett Lawrence Management, LLC
Investment Team
ISG Mid-Cap Fund

-------------------------------------------------------------------------------

 Investment Goal
 The Fund seeks to provide investors with the potential to achieve significant capital appreciation by investing primarily in mid-capitalization stocks (median market cap of approximately $5.5 billion). This Fund is suitable for investors who are investing for the long-term and are willing to assume the additional risk of investing in growth stocks in return for potentially higher total returns.

-------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. It was a good time to introduce this new Fund. Since the Fund's inception on May 4, 1999, which represented slightly less than two months of performance, the Fund's total return was 9.30% (Class A Shares at NAV).+ In comparison, the Russell Mid-Cap Growth Index/1/ gained 14.19%.

During the quarter the market broadened. There was a shift in leadership from the large-cap stocks that had dominated the market over the last five years to mid-size and smaller companies that offered more attractive fundamentals and valuations. The renewed interest in more than just a few large-cap growth stocks was helpful for our strategy.

Q. What types of companies will normally be included in the Fund?

A. We like competitively advantaged companies that are beneficiaries of major economic trends, companies that offer outstanding fundamentals--especially earnings growth potential. Currently, the companies in our portfolio sport an average earnings growth projection for the next 12 months of 28%, which is much higher than the earnings projection for the Fund's benchmark or for the S&P 500./2/

Along with rigorously examining financials, we visit the management of all companies we purchase for the portfolio to examine how they are positioning themselves within their respective industries in order to maintain their competitive advantage. During these meetings we are trying to judge whether or not the management team is innovative, has a past record of success and a high energy level. Every company in which we invest must be in an industry where the climate is favorable for future growth. Pricing trends must be solid, to support our projections.

Generally, the Fund will have most of its assets invested in five to six sectors; right now the fund's main focus is on retail, health care, technology, media, telecommunications services and basic material companies.

Q. What stocks are you particularly excited about right now?

A. We are very positive about Tiffany & Co. (3.2% of the Fund's net assets). It is a brand-name, global retailer that has created a pre-eminent brand through high-end retail distribution centers. Now, management is exploring the opportunities that electronic commerce might present. If done correctly, this strategic shift could result in huge sales for Tiffany.*

We also like QLogic Corp. (3.1%), a semiconductor company with an enabling technology that takes advantage of two trends. The first trend is a significant increase in the amount of data that is stored in computer systems. This trend is being fueled by the reliance of businesses on stored information. The second trend is a change in the technology used to connect stored data to computers. This new technology is called "fibre channel," and it is a faster and more reliable way to store and access information. We consider QLogic to be the leader in this technology, and the stock market is responding in a major way.*

Q. What is your outlook for the rest of 1999?

A. We feel that, provided there are not any unexpected shocks to the stock market, mid-cap and small-cap companies should outperform the S&P 500. We are watching interest rates closely. The Federal Reserve's rate hike on June 30, 1999 did not appear to do any damage to stock prices, but we would not like to see rates go much higher.

---------
+ Including the 4.75% sales load, the return of the Portfolio was 4.10% for the period.
/1/The Russell Mid-Cap Growth Index is an unmanaged index representative of the performance of a basket of more than 430 mid-cap growth stocks. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
/2/The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the stock market as a whole. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
* The Fund's portfolio composition is subject to change.
Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Mid-Cap Fund                                           June 30, 1999 (Unaudited)

 Common Stocks (79.8%)

                                                            Shares or   Market
                                                            Principal   Value
                                                             Amount    (Note 2)
                                                            --------- ----------
Cable Television (5.0%)
AT&T Corp. -- Liberty Media Group, Class A (b).............   7,000   $  257,250
Comcast Corp., Special Class A.............................   5,000      192,188
                                                                      ----------
                                                                         449,438
                                                                      ----------
Chemicals (2.0%)
Hercules, Inc. ............................................   4,500      176,906
                                                                      ----------
Computer Software and Services (6.2%)
Eclipsys Corp. (b).........................................   8,000      191,500
Peregrine Systems, Inc. (b)................................   8,500      218,344
Veritas Software Corp. (b).................................   1,600      151,900
                                                                      ----------
                                                                         561,744
                                                                      ----------
Electronic Components (6.3%)
Altera Corp. (b)...........................................   8,000      294,500
QLogic Corp. (b)...........................................   2,100      277,200
                                                                      ----------
                                                                         571,700
                                                                      ----------
Financial Services (7.8%)
Associates First Capital Corp., Class A....................   4,600      203,838
Concord EFS, Inc. (b)......................................   6,000      253,875
Metris Companies, Inc......................................   6,000      244,500
                                                                      ----------
                                                                         702,213
                                                                      ----------
Industrial Goods & Services (2.4%)
SPX Corp...................................................   2,650      221,275
                                                                      ----------
Manufacturing (3.1%)
Tyco International, Ltd. ..................................   3,000      284,250
                                                                      ----------
Oil & Gas Exploration & Production (2.4%)
Anadarko Petroleum Corp....................................   6,000      220,875
                                                                      ----------
Paper and Forest (2.3%)
Mead Corp..................................................   5,000      208,750
                                                                      ----------
Pharmaceuticals (5.3%)
IDEC Pharmaceuticals Corp. (b).............................   4,000      308,250
MedImmune, Inc. (b)........................................   2,500      169,375
                                                                      ----------
                                                                         477,625
                                                                      ----------
Retail (5.6%)
Abercrombie & Fitch Co. (b)................................   5,000      240,000
AnnTaylor Stores Corp. (b).................................   6,000      270,000
                                                                      ----------
                                                                         510,000
                                                                      ----------
Retail-Specialty Stores (12.1%)
Best Buy Co., Inc. (b).....................................   5,000      337,499
Staples, Inc. (b)..........................................   7,000      216,563
Tandy Corp. ...............................................   5,000      244,375
Tiffany & Co...............................................   3,000      289,500
                                                                      ----------
                                                                       1,087,937
                                                                      ----------

 Common Stocks, continued

                                                          Shares or    Market
                                                          Principal    Value
                                                            Amount    (Note 2)
                                                          ---------- ----------
Technology (3.3%)
Applied Materials, Inc. (b)..............................      4,000 $  295,500
                                                                     ----------
Telecommunications (10.9%)
Echostar Communications, Class A (b).....................      1,500    230,156
General Instrument Corp. (b).............................      5,000    212,500
NTL, Inc. (b)............................................      3,050    262,872
Tellabs, Inc. (b)........................................      4,000    270,250
                                                                     ----------
                                                                        975,778
                                                                     ----------
Utilities-Telephone (5.1%)
MCI WorldCom, Inc. (b)...................................      2,800    241,500
NEXTLINK Communications, Inc., Class A (b)...............      3,000    223,125
                                                                     ----------
                                                                        464,625
                                                                     ----------
TOTAL COMMON STOCKS
 (cost $6,422,046).......................................             7,208,616
                                                                     ----------
 Cash Equivalents (20.4%)
Bank of New York Cash Reserve ........................... $1,843,473  1,843,473
                                                                     ----------
TOTAL CASH EQUIVALENTS
 (Cost $1,843,473).......................................             1,843,473
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $8,265,519) (a) -- (100.2%).......................             9,052,089
Liabilities in excess of other
 assets -- (-0.2%).......................................               (13,707)
                                                                     ----------
TOTAL NET ASSETS -- (100.0%).............................            $9,038,382
                                                                     ==========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................... $885,477
    Unrealized depreciation...........................................  (98,907)
                                                                       --------
    Net unrealized appreciation....................................... $786,570
                                                                       ========

(b) Non-income producing security.
                       See notes to financial statements

ISG FUNDS
Mid-Cap Fund

 Statement of Assets and Liabilities

                                                      June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $8,265,519)....................         $9,052,089
Interest and dividends receivable..........................              4,561
Receivable for capital shares issued.......................             15,000
Prepaid expenses and other assets..........................                 95
                                                                    ----------
 Total Assets..............................................          9,071,745
Liabilities:
Accrued expenses and other payables:
 Investment advisory fees.................................. $ 6,221
 Administration fees.......................................     106
 Distribution fees.........................................   1,116
 Custodian fees............................................     221
 Other.....................................................  25,699
                                                            -------
 Total Liabilities.........................................             33,363
                                                                    ----------
Net Assets:
Capital....................................................          8,315,240
Undistributed (distributions in excess of) net investment
 income....................................................            (31,379)
Undistributed (distributions in excess of) net realized
 gains.....................................................            (32,049)
Net unrealized appreciation (depreciation) from
 investments...............................................            786,570
                                                                    ----------
Net Assets.................................................         $9,038,382
                                                                    ==========
Class A Shares
 Net Assets................................................         $  505,149
 Shares outstanding........................................             46,211
 Redemption price per share................................         $    10.93
                                                                    ==========
Class A Shares -- Maximum Sales Charge.....................              4.75%
                                                                    ----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent)....................................................         $    11.48
                                                                    ==========
Class B Shares
 Net Assets................................................         $  366,895
 Shares outstanding........................................             33,586
 Offering price per share*.................................         $    10.92
                                                                    ==========
Institutional Shares
 Net Assets................................................         $8,166,338
 Shares outstanding........................................            746,659
 Offering and redemption price per share...................         $    10.94
                                                                    ==========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the period ended June 30, 1999(a) (Unaudited)

Investment Income:
Interest income.............................................         $ 10,309
Dividend income.............................................            2,355
                                                                     --------
 Total Investment Income....................................           12,664
Expenses:
Investment advisory fees.................................... $10,990
Administration fees.........................................   1,648
Distribution fees -- Class A Shares.........................      71
Distribution fees -- Class B Shares.........................     172
Shareholder servicing fees -- Class A Shares................      42
Shareholder servicing fees -- Class B Shares................      57
Shareholder servicing fees -- Institutional Shares..........   1,572
Custodian fees..............................................     309
Accounting fees.............................................   3,489
Transfer agent fees.........................................   6,768
Directors' fees.............................................      17
Registration and filing fees................................   5,048
Audit fees..................................................   3,187
Other fees..................................................  10,673
                                                             -------
 Net expenses...............................................           44,043
                                                                     --------
Net Investment Income (Loss)................................          (31,379)
                                                                     --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions....          (32,049)
Net change in unrealized appreciation (depreciation) from
 investments................................................          786,570
                                                                     --------
Net realized/unrealized gains (losses) from investments.....          754,521
                                                                     --------
Change in net assets resulting from operations..............         $723,142
                                                                     ========

---------
(a) For the period from May 4, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Mid-Cap Fund

 Statement of Changes in Net Assets

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
From Investment Activities:
Operations:
 Net investment income (loss).....................................  $  (31,379)
 Net realized gains (losses) from investment transactions.........     (32,049)
 Net change in unrealized appreciation (depreciation) from
  investments.....................................................     786,570
                                                                    ----------
Change in net assets resulting from operations....................     723,142
                                                                    ----------
Change in net assets from capital transactions....................   8,315,240
                                                                    ----------
Change in net assets..............................................   9,038,382
Net Assets:
 Beginning of period..............................................          --
                                                                    ----------
 End of period....................................................  $9,038,382
                                                                    ==========

---------
(a) For the period from May 4, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Mid-Cap Fund

 Financial Highlights, Class A Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.00
                                                                     ------
Investment Activities
 Net investment income (loss)....................................     (0.02)
 Net realized and unrealized gains (losses) from investments.....      0.95
                                                                     ------
 Total from Investment Activities................................      0.93
                                                                     ------
Net change in asset value........................................      0.93
                                                                     ------
Net Asset Value, End of Period...................................    $10.93
                                                                     ======
Total Return (excludes sales charge).............................      9.30% (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  505
Ratio of expenses to average net assets..........................      3.66% (c)
Ratio of net investment income to average net assets.............     (2.73)%(c)
Portfolio turnover*..............................................         2%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from May 4, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.00
                                                                     ------
Investment Activities
 Net investment income (loss)....................................     (0.02)
 Net realized and unrealized gains (losses) from investments.....      0.94
                                                                     ------
 Total from Investment Activities................................      0.92
                                                                     ------
Net change in asset value........................................      0.92
                                                                     ------
Net Asset Value, End of Period...................................    $10.92
                                                                     ======
Total Return (excludes redemption charge)........................      9.20% (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  367
Ratio of expenses to average net assets..........................      4.47% (c)
Ratio of net investment income to average net assets.............     (3.45)%(c)
Portfolio turnover*..............................................         2%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from May 4, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Mid-Cap Fund

 Financial Highlights, Institutional Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.00
                                                                     ------
Investment Activities
 Net investment income (loss)....................................     (0.04)
 Net realized and unrealized gains (losses) from investments.....      0.98
                                                                     ------
 Total from Investment Activities................................      0.94
                                                                     ------
Net change in asset value........................................      0.94
                                                                     ------
Net Asset Value, End of Period...................................    $10.94
                                                                     ======
Total Return.....................................................      9.40% (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $8,166
Ratio of expenses to average net assets..........................      3.91% (c)
Ratio of net investment income to average net assets.............     (2.78)%(c)
Portfolio turnover*..............................................         2%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from May 4, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

[PICTURE OF WILLIAM A. WOMACK]

               William A. Womack
               Portfolio Manager
               ISG Small-Cap Opportunity Fund+

-------------------------------------------------------------------------------
 Investment Goal
 The Fund aggressively seeks to provide investors with the potential to achieve a high level of total return through investments in smaller, domestic, high-growth companies with small capitalizations. The Fund is most suitable for investors who are investing for the long term and are comfortable assuming the additional risk of investing in stocks in exchange for potentially higher total returns.
-------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund's total return was 5.03% (Class A Shares at NAV)./1/ In comparison, the Russell 2000 Index/2/ rose 9.28%.

Q. What factors affected your performance?

A. We had a tough first quarter, but our results turned dramatically positive in the second quarter of the year. The dominance of large-cap stocks, which dampened our performance in 1998, continued through the first three months of 1999. However, in early April, investors began to understand that many small-cap stocks offered compelling value, and the issues in our portfolio benefited from this renewed interest.

We saw particularly good performance in some energy-related areas, such as oil and gas exploration and oil field services. Some of our top energy holdings were Forest Oil (1.5% of the Fund's net assets), Ocean Energy (1.0%), Pool Energy (1.4%) and Transcoastal Marine (0.6%). As a result of sharply rising energy prices, we moved out of the transportation sector.*

We also increased our allocation in health care. The sector looks to be on the rebound; the government is backing up from some onerous restrictions, and the aging Baby Boomer generation will increasingly depend on products and services produced by drug makers, health insurance companies and extended care facilities. Some of the names we favor in this sector are MedPartners (1.7%), a company that is changing its stripes from being a physicians' practice management concern to a pharmacy benefit manager; Res-Care (2.4%), which runs facilities for disturbed juveniles and emotionally challenged children; and NeoTherapeutics (1.4%), which is developing an Alzheimer's drug.*

Q. During the difficult time you experienced early in the period, did you change your investment approach?

A. No. It is not our custom to chase "hot" stocks or short-term momentum. As always, we remained committed to our disciplined approach of finding smaller companies with significant earnings and/or revenue growth prospects.

We also strive to provide shareholders with a highly diversified portfolio. To that end, along with the stocks mentioned earlier, we did well with our holdings in the restaurant group. Some successful names were CEC Entertainment (3.1%), which runs the Chuck E. Cheese chain; Rare Hospitality (2.4%), the parent company of the Longhorn Steakhouse, Bugaboo Steakhouse and the Capital Grill chains; and Sonic Hamburgers (2.5%), a successful franchise of drive-in restaurants. In a very different type of business, we are also pleased to own shares of THQ Inc. (1.8%), which is making a video game for the World Wrestling Federation; and JAKKS Pacific (2.1%), a toy company that manufactures wrestling figurines and other doll lines.*

Q. What is your outlook for the rest of 1999?

A. We think conditions for small-cap stocks are extremely favorable for the next six months--and the next three years, for that matter. We believe energy, particularly natural gas, will remain a profitable area for us. Another area that should do well is communications-related technology. We expect to increase our technology weighting later in the year.

---------
+ Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than large-company stocks on average.
/1/ Including the 4.75% sales load, the Fund's return was 0.07% for the period. /2/ The Russell 2000 Index is an unmanaged index generally representative of the performance of small-capitalization stocks. The index does not reflect expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
*   The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Small-Cap Opportunity Fund                             June 30, 1999 (Unaudited)

 Common Stocks (91.5%)

                                                           Shares or   Market
                                                           Principal    Value
                                                            Amount    (Note 2)
                                                           --------- -----------
Business Equipment & Services (6.7%)
ACT Networks, Inc. (b)....................................   18,000  $   307,125
Comforce Corp. (b)........................................  160,000      480,000
MasTec, Inc. (b)(c).......................................   95,000    2,683,750
OfficeMax, Inc. (b).......................................  245,000    2,940,000
Staffmark, Inc. (b).......................................   80,000      802,500
                                                                     -----------
                                                                       7,213,375
                                                                     -----------
Capital Goods (5.2%)
AGCO Corp.................................................  150,000    1,696,875
Terex Corp. (b)...........................................  129,700    3,947,744
                                                                     -----------
                                                                       5,644,619
                                                                     -----------
Consumer Non-Durables (2.4%)
Hain Food Group, Inc. (b).................................  125,000    2,578,125
                                                                     -----------
Financial Services (6.0%)
Morgan Keegan, Inc. ......................................  137,000    2,594,438
T. Rowe Price Associates..................................  100,200    3,845,175
                                                                     -----------
                                                                       6,439,613
                                                                     -----------
Health Care (7.9%)
MedPartners, Inc. (b).....................................  250,000    1,890,625
Neotherapeutics, Inc. (b)(c)..............................  119,000    1,517,250
PSS World Medical, Inc. (b)(c)............................  225,000    2,517,188
Res-Care, Inc. (b)(c).....................................  115,000    2,616,250
                                                                     -----------
                                                                       8,541,313
                                                                     -----------
Leisure (3.4%)
Action Performance Companies,
 Inc. (b)(c)..............................................   71,000    2,343,000
Fairfield Communities, Inc. (b)(c)........................   85,600    1,380,300
                                                                     -----------
                                                                       3,723,300
                                                                     -----------
Oil & Gas Exploration (4.9%)
Forest Oil Corp. (b)......................................  133,000    1,670,813
McDermott International, Inc. ............................   92,000    2,599,000
Ocean Energy, Inc. (b)....................................  109,000    1,049,125
                                                                     -----------
                                                                       5,318,938
                                                                     -----------
Oil Field Services (3.5%)
Gulf Island Fabrication, Inc. (b).........................  138,000    1,647,375
Pool Energy Services Co. (b)..............................   73,800    1,499,063
TransCoastal Marine Services, Inc. (b)....................  140,000      682,500
                                                                     -----------
                                                                       3,828,938
                                                                     -----------
Restaurants (10.4%)
CBRL Group, Inc. (c)......................................  150,000    2,596,875
CEC Entertainment, Inc. (b)(c)............................   80,000    3,379,999
RARE Hospitality International, Inc. (b)..................  100,000    2,550,000
Sonic Corp. (b)...........................................   82,000    2,675,250
                                                                     -----------
                                                                      11,202,124
                                                                     -----------
Retail (21.2%)
Bebe Stores, Inc. (b)(c)..................................   37,000    1,258,000
CompUSA, Inc. (b)(c)......................................  135,000    1,004,063
Goody's Family Clothing, Inc. (b)(c)......................  250,000    2,859,374
Horizon Pharmacies, Inc. (b)..............................  155,000      910,625
J. Jill Group, Inc. (b)...................................  100,000    1,462,500
JAKKS Pacific, Inc. (b)...................................   77,000    2,295,563
Jones Apparel Group, Inc. (b).............................   83,000    2,847,938
Micro Warehouse, Inc. (b).................................  110,000    1,966,250

 Common Stocks, continued

                                                         Shares or    Market
                                                         Principal    Value
                                                          Amount     (Note 2)
                                                         --------- ------------
Retail, continued
Rainbow Rentals, Inc. (b)...............................   115,000 $  1,322,500
Stein Mart, Inc. (b)....................................   360,000    3,374,999
THQ, Inc. (b)...........................................    69,000    1,983,750
Trans World Entertainment Corp. (b).....................   145,000    1,631,250
                                                                   ------------
                                                                     22,916,812
                                                                   ------------
Shelter (2.2%)
Clayton Homes, Inc. (c).................................   207,000    2,367,563
                                                                   ------------
Technology (10.8%)
Data General Corp. (b)(c)...............................   125,000    1,820,313
Datastream Systems, Inc. (b)............................   186,000    2,976,000
Insight Enterprises, Inc. (b)...........................   124,000    3,068,999
Inso Corp. (b)..........................................    68,000      365,500
Micrografx, Inc. (b)....................................    96,500      585,031
Pericom Semiconductor Corp. (b).........................    36,000      405,000
Scientific-Atlanta, Inc. ...............................    68,000    2,448,000
                                                                   ------------
                                                                     11,668,843
                                                                   ------------
Telecommunications (6.6%)
ITC DeltaCom, Inc. (b)(c)...............................   100,000    2,800,000
Paging Network, Inc. (b)................................   310,000    1,491,875
World Access, Inc. (b)(c)...............................   200,000    2,825,000
                                                                   ------------
                                                                      7,116,875
                                                                   ------------
Waste Services (0.3%)
U.S. Liquids, Inc. (b)..................................    18,000      375,750
                                                                   ------------
TOTAL COMMON STOCKS
 (Cost $86,569,073).....................................             98,936,188
                                                                   ------------
 Cash Equivalents (0.0%)
Bank of New York Cash Reserve .......................... $      41           41
                                                                   ------------
TOTAL CASH EQUIVALENTS
 (Cost $41).............................................                     41
                                                                   ------------
 Repurchase Agreements (8.1%)
Cantor Fitzgerald, 4.70%, 7/1/99, dated 6/30/99, with a
 maturity value of $8,768,245 (Collateralized by
 $9,045,000 U.S. Treasury Note, 6.13%, 11/15/27, fair
 value --$8,919,218).................................... 8,767,100    8,767,100
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $8,767,100)......................................              8,767,100
                                                                   ------------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
Small-Cap Opportunity Fund                             June 30, 1999 (Unaudited)

 Short-Term Securities Held as Collateral (21.9%)

                                                       Shares or     Market
                                                       Principal     Value
                                                         Amount     (Note 2)
                                                       ---------- ------------
Commercial Paper (15.9%)
Conagra, 6.00%, 7/1/99................................ $3,159,387 $  3,158,861
MCI WorldCom, 5.03%-6.10%, 7/1/99.....................  3,159,387    3,154,264
Raytheon, 5.00%, 7/6/99...............................    631,877      626,524
Rohm & Haas, 4.97%-6.25%, 7/1/99......................  3,159,387    3,153,006
Safeway, 6.25%, 7/1/99................................  2,446,819    2,446,394
Textron Finance, 5.10%, 7/7/99........................  1,579,694    1,573,651
Tyco International, 5.15%, 8/3/99.....................  1,579,694    1,567,264
US West, 5.30%, 8/22/99...............................  1,579,694    1,563,181
                                                                  ------------
                                                                    17,243,145
                                                                  ------------
Floating Rate Note (0.7%)
General Motors Acceptance Corp., 5.62%*, 11/13/00.....    758,253      758,253
                                                                  ------------
Investment Companies (4.0%)
AIM Liquid Asset Money Market Fund....................  4,273,238    4,273,238
                                                                  ------------
Repurchase Agreements (1.3%)
Lehman Brothers, 5.50%, 7/1/99, dated 6/30/99, with a
 maturity value of $1,422,864 (See Significant
 Accounting Policies, Securities Lending in the Notes
 to Financial Statements for collateral description).. $1,422,647    1,422,647
                                                                  ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL
 (Cost $23,697,283)...................................              23,697,283
                                                                  ------------
TOTAL INVESTMENTS
 (Cost $119,033,497)(a) --(121.5%)....................             131,400,612
Liabilities in excess of other
 assets -- (-21.5%)...................................             (23,255,548)
                                                                  ------------
TOTAL NET ASSETS -- (100.0%)..........................            $108,145,064
                                                                  ============

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation........................................ $19,402,850
    Unrealized depreciation........................................  (7,035,735)
                                                                    -----------
    Net unrealized appreciation.................................... $12,367,115
                                                                    ===========

(b) Non-income producing security.
(c) All or a portion of this security has been loaned at June 30, 1999.
* Variable rate security. Rate represents rate in effect at June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Small-Cap Opportunity Fund

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value
 (cost $108,843,750).................................             $121,210,865
Repurchase agreements, at cost.......................               10,189,747
                                                                  ------------
 Total Investments...................................              131,400,612
Interest and dividends receivable....................                   31,564
Receivable for capital shares issued.................                    1,518
Receivable for investments sold......................                1,452,902
Receivable from investment adviser...................                   21,279
Prepaid expenses and other assets....................                   28,413
                                                                  ------------
 Total Assets........................................              132,936,288
Liabilities:
Payable for return of collateral held for securities
 on loan............................................. $23,697,283
Payable for investments purchased....................     979,410
Payable for capital shares redeemed..................       5,927
Accrued expenses and other payables:
 Investment advisory fees............................      79,946
 Administration fees.................................       1,272
 Distribution fees...................................      12,816
 Custodian fees......................................       1,271
 Other...............................................      13,299
                                                      -----------
 Total Liabilities...................................               24,791,224
                                                                  ------------
Net Assets:
Capital..............................................              100,583,106
Undistributed (distributions in excess of) net
 investment income...................................                 (358,010)
Undistributed (distributions in excess of) net
 realized gains......................................               (4,447,147)
Net unrealized appreciation (depreciation) from
 investments.........................................               12,367,115
                                                                  ------------
Net Assets...........................................             $108,145,064
                                                                  ============
Class A Shares
 Net Assets..........................................             $ 12,816,993
 Shares outstanding..................................                  943,835
 Redemption price per share..........................             $      13.58
                                                                  ============
Class A Shares -- Maximum Sales Charge...............                    4.75%
                                                                  ------------
 Maximum Offering Price Per Share (100%/(100% --
   Maximum Sales Charge) of net asset value adjusted
  to the nearest cent)...............................             $      14.26
                                                                  ============
Class B Shares
 Net Assets..........................................             $    311,435
 Shares outstanding..................................                   23,047
 Offering price per share*...........................             $      13.51
                                                                  ============
Institutional Shares
 Net Assets..........................................             $ 95,016,636
 Shares outstanding..................................                7,002,507
 Offering and redemption price per share.............             $      13.57
                                                                  ============

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income.........................................          $   247,249
Dividend income.........................................               63,512
                                                                  -----------
 Total Investment Income................................              310,761
Expenses:
Investment advisory fees................................ $477,042
Administration fees.....................................   75,323
Distribution fees -- Class A Shares.....................   14,544
Distribution fees -- Class B Shares.....................      685
Shareholder servicing fees -- Class A Shares............    8,691
Shareholder servicing fees -- Class B Shares............      228
Shareholder servicing fees -- Institutional Shares......   68,239
Custodian fees..........................................   14,464
Accounting fees.........................................   12,678
Transfer agent fees.....................................   27,739
Directors' fees.........................................    1,051
Other fees..............................................   37,609
                                                         --------
 Total expenses before voluntary fee
  reductions/reimbursements.............................              738,293
 Expenses voluntarily reduced/reimbursed................              (69,522)
                                                                  -----------
 Net expenses...........................................              668,771
                                                                  -----------
Net Investment Income (Loss)............................             (358,010)
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment
 transactions...........................................            6,946,897
Net change in unrealized appreciation (depreciation)
 from investments.......................................           (1,786,800)
                                                                  -----------
Net realized/unrealized gains (losses) from
 investments............................................            5,160,097
                                                                  -----------
Change in net assets resulting from operations..........          $ 4,802,087
                                                                  ===========

                       See notes to financial statements

ISG FUNDS
Small-Cap Opportunity Fund

 Statements of Changes in Net Assets

                                       Six Months   Period Ended   Year Ended
                                     Ended June 30, December 31,  February 28,
                                          1999        1998(a)         1998
                                     -------------- ------------  ------------
                                      (Unaudited)
From Investment Activities:
Operations:
 Net investment income (loss).......  $   (358,010) $   (387,203) $   (398,934)
 Net realized gains (losses) from
  investment transactions...........     6,946,897   (11,393,210)   24,232,586
 Net change in unrealized
  appreciation (depreciation) from
  investments.......................    (1,786,800)   (3,912,574)    8,351,884
                                      ------------  ------------  ------------
Change in net assets resulting from
 operations.........................     4,802,087   (15,692,987)   32,185,536
                                      ------------  ------------  ------------
Distributions to Class A
 Shareholders:
 From net realized gains on
  investment transactions...........            --    (7,316,799)  (16,352,806)
                                      ------------  ------------  ------------
Change in net assets from
 shareholder distributions..........            --    (7,316,799)  (16,352,806)
                                      ------------  ------------  ------------
Change in net assets from capital
 transactions.......................    (4,110,551)    7,591,804    26,511,632
                                      ------------  ------------  ------------
Change in net assets................       691,536   (15,417,982)   42,344,362
Net Assets:
 Beginning of period................   107,453,528   122,871,510    80,527,148
                                      ------------  ------------  ------------
 End of period......................  $108,145,064  $107,453,528  $122,871,510
                                      ============  ============  ============

---------
(a) For the period from March 1, 1998 through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
Small-Cap Opportunity Fund

 Financial Highlights, Class A Shares

                           Six Months     Period Ended     Year Ended   Year Ended   Year Ended   Year Ended
                         Ended June 30,   December 31,    February 28, February 28, February 28, February 28,
                              1999          1998(d)           1998         1997         1996       1995(a)
                         --------------   ------------    ------------ ------------ ------------ ------------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $ 12.93         $ 15.84         $  13.53     $ 12.79      $ 11.15      $ 10.00
                            -------         -------         --------     -------      -------      -------
Investment Activities
 Net investment income
  (loss)................      (0.04)          (0.42)           (0.05)      (0.03)          --         0.02
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.69           (1.61)            4.90        1.60         3.30         1.17
                            -------         -------         --------     -------      -------      -------
 Total from Investment
  Activities............       0.65           (2.03)            4.85        1.57         3.30         1.19
                            -------         -------         --------     -------      -------      -------
Distributions
 Net investment income..         --              --               --          --           --        (0.02)
 Net realized gains.....         --           (0.88)           (2.54)      (0.83)       (1.66)       (0.02)
                            -------         -------         --------     -------      -------      -------
 Total Distributions....         --           (0.88)           (2.54)      (0.83)       (1.66)       (0.04)
                            -------         -------         --------     -------      -------      -------
Net change in asset
 value..................       0.65           (2.91)            2.31        0.74         1.64         1.15
                            -------         -------         --------     -------      -------      -------
Net Asset Value, End of
 Period.................    $ 13.58         $ 12.93         $  15.84     $ 13.53      $ 12.79      $ 11.15
                            =======         =======         ========     =======      =======      =======
Total Return (excludes
 sales charge)..........       5.03%(b)      (13.00)%(b)       37.81%      12.08%       31.42%       11.84%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $12,817         $11,145         $122,872     $80,527      $53,477      $36,664
Ratio of expenses to
 average net assets.....       1.33%(c)        1.38%(c)         1.20%       1.14%        1.17%        0.79%(c)
Ratio of net investment
 income to average net
 assets.................      (0.71)%(c)      (0.42)%(c)       (0.39)%     (0.24)%       0.00%        0.06%(c)
Ratio of expenses to
 average net assets*....       1.68%(c)        1.39%(c)         1.31%       1.30%        1.52%        2.13%(c)
Portfolio turnover**....        112%            110%             180%        116%         154%          45%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from August 1, 1994 (commencement of operations) through February 28, 1995.
(b) Not annualized.
(c) Annualized.
(d) For the period March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its fiscal year end to December 31.

 Financial Highlights, Class B Shares

                                                   Six Months    Period Ended
                                                 Ended June 30,  December 31,
                                                      1999         1998 (a)
                                                 --------------  ------------
                                                  (Unaudited)
Net Asset Value, Beginning of Period............     $12.94         $12.38
                                                     ------         ------
Investment Activities
 Net investment income (loss)...................      (0.07)            --
 Net realized and unrealized gains (losses) from
  investments...................................       0.64           0.56
                                                     ------         ------
 Total from Investment Activities...............       0.57           0.56
                                                     ------         ------
Net change in asset value.......................       0.57           0.56
                                                     ------         ------
Net Asset Value, End of Period..................     $13.51         $12.94
                                                     ======         ======
Total Return (excludes redemption charge).......       4.41%(b)       4.52%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............     $  311         $    8
Ratio of expenses to average net assets.........       2.29%(c)       1.36%(c)
Ratio of net investment income to average net
 assets.........................................      (1.63)%(c)     (0.45)%(c)
Ratio of expenses to average net assets*........         (d)          2.35%(c)
Portfolio turnover*.............................        112%           110%

 * Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 21, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions in this period.
                       See notes to financial statements

ISG FUNDS
Small-Cap Opportunity Fund

 Financial Highlights, Institutional Shares

                                                   Six Months     Period Ended
                                                 Ended June 30,   December 31,
                                                      1999          1998(a)
                                                 --------------   ------------
                                                  (Unaudited)
Net Asset Value, Beginning of Period............    $ 12.93         $ 11.85
                                                    -------         -------
Investment Activities
 Net investment income (loss)...................      (0.04)             --
 Net realized and unrealized gains (losses) from
  investments...................................       0.68            1.08
                                                    -------         -------
 Total from Investment Activities...............       0.64            1.08
                                                    -------         -------
Net change in asset value.......................       0.64            1.08
                                                    -------         -------
Net Asset Value, End of Period..................    $ 13.57         $ 12.93
                                                    =======         =======
Total Return....................................       4.95% (b)       9.11% (b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............    $95,017         $96,301
Ratio of expenses to average net assets.........       1.33% (c)       1.33% (c)
Ratio of net investment income to average net
 assets.........................................      (0.71)%(c)      (0.54)%(c)
Ratio of expenses to average net assets*........       1.44% (c)       1.48% (c)
Portfolio turnover**............................        112%            110%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

Lazard International Equity Investment Team
ISG International Equity Fund+

-------------------------------------------------------------------------------
 Investment Goal

 The Fund seeks to provide investors
 with capital appreciation. The Fund
 invests primarily in equity
 securities of foreign issuers that
 the Fund manager considers
 attractive based on their return on
 total capital or equity. The Fund
 expects to invest primarily in the
 stocks of companies located in
 developed foreign countries.
 However, the Fund may invest up to
 25% of its assets in companies
 located or doing significant
 business in emerging markets.
-------------------------------------------------------------------------------

Q. How did the Fund perform during the period?

A. For the six months ended June 30, 1999, the Fund's total return was 6.14% (Class A Shares at NAV)./1/ In comparison, the Morgan Stanley Capital International All World US Ex Index/2/ rose 5.65%, and the Morgan Stanley Capital International (MSCI) EAFE Index returned 3.97%.

Q. What factors affected your performance?

A. The primary reason why we outperformed the benchmark was due to our individual stock selection, which outperformed in virtually every region in which we invested.*

This success came despite the fact that we were slightly overweighted in Europe--which was not a productive area for us--and underweighted in Japan and Hong Kong, two markets that were up significantly.

Q. Did many European markets not perform well during the period?

A. That's correct. Europe as a whole was up fairly sharply--in local currencies. But the new European currency, the Euro, has lost approximately 12% since being introduced in January, which wiped out virtually all of the positive stock returns when Euro-backed gains were converted to dollars.

Q. Why did the Euro exhibit such unexpected weakness?

A. Across Europe, short-term interest rates fell approximately 50 basis points (0.5%), while long-term rates rose only modestly. The differential between U.S. and European interest rates widened. European interest rates are now between 1.5% and 2% less than U.S. rates. This disparity enticed many investors to jump out of European fixed-income instruments and seek higher-yielding bonds in the United States--which, in turn, drove the dollar up and the Euro down.

Q. Nonetheless, is Europe still ripe for investment?

A. Yes, the continent is experiencing important new restructuring and industry consolidation, which underscore a radical shift in bureaucratic attitudes. For example, just a few years ago, European governments would have opposed hostile takeover attempts. Now, they are becoming common. Earlier this year, we owned Telecom Italia (1.7% of the Fund's net assets), which was bought by Olivetti after a bitter fight with Deutsche Telecom. Similarly, in France, we saw a number of large bank mergers, one of which included one of our portfolio holdings, BNP (1.6%).* Under the old model, Europe was a loose confederation of 15 separate capital markets. Now, under the European Union, with a single currency, we see a single economic entity with a population and gross national product roughly the size of the United States.

Q. How diversified is the Fund across the world's markets?

A. We are broadly diversified, which enables our shareholders to invest in many countries, sectors and individual companies, with a single investment.

As of June 30, 1999, approximately 20.9% of the Fund's net assets were invested in Japan, 18.2% in the United Kingdom, 12.4% in France, 8.0% in Germany, 6.3% in Sweden, 4.8% in Spain, 4.0% in the Netherlands, 3.8% in Italy and 3.5% in Switzerland. Our remaining assets were invested in Australia, Denmark, Mexico, Singapore, South Korea, Brazil, Hong Kong, Finland, India, South Africa and Malaysia.*

Q. What is your outlook for the rest of 1999?

A. We remain enthusiastic about the prospects in Europe. When a country or region undergoes significant corporate restructuring and consolidation, earnings tend to rise faster than usual for a time. There certainly is a chance that European corporations will be able to grow their earnings at a double-digit rate while valuations in Europe are relatively attractive; they are 20% to 30% cheaper than U.S. valuations for similar companies. Valuations are also cheap in Japan, both relative to their history and relative to other markets. The question in Japan is whether constructive reforms will continue.
---------
+International investing involves increased risk and volatility.
/1/Including the 4.75% sales load, the Fund's return was 1.08% for the period. /2/The Fund's performance is compared to the MSCI All World Ex US Index and, the MSCI EAFE Index, which are unmanaged indices generally representative of the performance of stock markets in those regions. Neither index does not reflect the expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.
* The Fund's portfolio composition is subject to change.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
International Equity Fund                              June 30, 1999 (Unaudited)

 Common Stocks (95.8%)

                                                           Shares or   Market
                                                           Principal    Value
                                                            Amount    (Note 2)
                                                           --------- -----------
Australia (2.2%):
Banking (0.5%)
Westpac Banking Corp., Ltd. ..............................  22,700   $   147,251
                                                                     -----------
Materials & Commodities (1.7%)
Broken Hill Proprietary Co., Ltd..........................  48,117       557,369
                                                                     -----------
                                                                         704,620
                                                                     -----------
Brazil (1.5%):
Beverages (0.7%)
Companhia Cervejaria Brahma -- ADR........................  19,800       223,988
                                                                     -----------
Telecommunications (0.8%)
Telebras Brasileiras--ADR, Preferred Block................   2,700       243,504
                                                                     -----------
                                                                         467,492
                                                                     -----------
Denmark (0.6%):
Banking (0.6%)
Unidanmark, Class A.......................................   2,950       196,892
                                                                     -----------
Finland (0.8%):
Banking (0.4%)
Merita Ltd., Class A......................................  21,200       120,465
                                                                     -----------
Forest Products & Paper (0.4%)
UPM-Kymmene OYJ...........................................   4,800       148,503
                                                                     -----------
                                                                         268,968
                                                                     -----------
France (12.4%):
Automobile (0.5%)
Michelin, Class B.........................................   4,100       167,734
                                                                     -----------
Banking (1.6%)
Banque Nationale de Paris.................................   6,200       516,627
                                                                     -----------
Chemicals (1.2%)
Rhone-Poulenc SA..........................................   8,400       383,844
                                                                     -----------
Electrical & Electronics (1.4%)
Alcatel Alsthom...........................................   3,140       442,014
                                                                     -----------
Energy Sources (1.7%)
Elf Aquitaine SA..........................................   3,630       532,703
                                                                     -----------
Insurance (1.3%)
AXA.......................................................   3,500       426,999
                                                                     -----------
Materials & Commodities (1.3%)
Compagnie de Saint Gobain.................................   2,600       414,263
                                                                     -----------
Multi-Industry (3.4%)
Suez Lyonnaise des Eaux...................................   2,090       376,972
Vivendi...................................................   8,738       707,849
                                                                     -----------
                                                                       1,084,821
                                                                     -----------
                                                                       3,969,005
                                                                     -----------
Germany (8.0%):
Automobile (1.0%)
DaimlerChrysler AG........................................   3,718       322,079
                                                                     -----------
Chemicals (1.4%)
Hoechst AG................................................   9,600       434,620
                                                                     -----------
Insurance (1.0%)
Allianz AG................................................   1,110       307,928
                                                                     -----------

 Common Stocks, continued

                                                           Shares or   Market
                                                           Principal    Value
                                                            Amount    (Note 2)
                                                           --------- -----------
Germany, continued
Multi-Industry (2.9%)
Siemens AG................................................    5,300  $   408,837
Thyssen Krupp AG (b)......................................   10,000      219,971
Veba AG...................................................    5,400      317,426
                                                                     -----------
                                                                         946,234
                                                                     -----------
Retail (1.3%)
Metro AG..................................................    7,144      443,519
                                                                     -----------
Telecommunications (0.4%)
Deutsche Telekom AG.......................................    3,000      125,918
                                                                     -----------
                                                                       2,580,298
                                                                     -----------
Hong Kong (1.3%):
Banking (1.3%)
HSBC Holdings PLC.........................................   11,200      408,527
                                                                     -----------
India (0.9%):
Telecommunications (0.9%)
Mahanager Telephone Nigam, Ltd. -- GDR (b)(c).............   29,300      297,395
                                                                     -----------
Italy (3.8%):
Banking (1.0%)
Istituto Bancario San Paolo di Torino.....................   23,600      321,262
                                                                     -----------
Energy Sources (1.1%)
ENI SpA...................................................   60,500      361,250
                                                                     -----------
Telecommunications (1.7%)
Telecom Italia SpA........................................   97,300      527,804
                                                                     -----------
                                                                       1,210,316
                                                                     -----------
Japan (20.9%):
Automobile (1.4%)
Nissan Motor Co., Ltd. (b)................................   95,000      453,666
                                                                     -----------
Banking (2.9%)
Fuji Bank, Ltd............................................   20,000      139,462
Industrial Bank of Japan, Ltd.............................   39,000      309,329
Sumitomo Trust & Banking, Ltd.............................  100,000      480,849
                                                                     -----------
                                                                         929,640
                                                                     -----------
Beverages (0.9%)
Asahi Breweries, Ltd......................................   24,000      298,622
                                                                     -----------
Electrical & Electronics (3.0%)
Sony Corp.................................................    4,800      517,532
TDK Corp. ................................................    5,000      457,301
                                                                     -----------
                                                                         974,833
                                                                     -----------
Finanacial Services (2.6%)
Orix Corp.................................................    6,000      535,377
Promise Co., Ltd..........................................    5,300      313,088
                                                                     -----------
                                                                         848,465
                                                                     -----------
Food & Household Products (1.2%)
Kao Corp. ................................................   14,000      393,271
                                                                     -----------
Office Equipment (2.0%)
Canon, Inc. ..............................................   16,000      460,028
Ricoh Co., Ltd. ..........................................   12,000      165,174
                                                                     -----------
                                                                         625,202
                                                                     -----------
Pharmaceutical (1.0%)
Sankyo Co., Ltd. .........................................   13,000      327,588
                                                                     -----------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
International Equity Fund                              June 30, 1999 (Unaudited)

 Common Stocks, continued

                                                         Shares or   Market
                                                         Principal    Value
                                                          Amount    (Note 2)
                                                         --------- -----------
Japan, continued
Recreation & Other Consumer
 Goods (1.1%)
Nintendo Co., Ltd. .....................................    2,400  $   337,288
                                                                   -----------
Telecommunications (3.2%)
Nippon Telegraph & Telephone Corp. .....................       32      372,781
NTT Mobile Communications Network, Inc. ................       10      135,497
NTT Mobile Communications Network, Inc. -- NEW (b)......       40      535,377
                                                                   -----------
                                                                     1,043,655
                                                                   -----------
Tobacco (1.6%)
Japan Tobacco, Inc. ....................................       45      498,198
                                                                   -----------
                                                                     6,730,428
                                                                   -----------
Malaysia (0.4%):
Leisure & Tourism (0.4%)
Genting Berhad..........................................   41,300      141,912
                                                                   -----------
Mexico (2.1%):
Beverages (1.0%)
Fomento Economico Mexicano, SA de CV -- ADR.............    7,900      315,013
                                                                   -----------
Finanacial Services (1.1%)
Grupo Financiero Banamex Accival, SA de CV, Class O
 (b)....................................................  146,800      369,808
                                                                   -----------
                                                                       684,821
                                                                   -----------
Netherlands (4.0%):
Beverages (1.3%)
Heineken NV.............................................    8,325      426,263
                                                                   -----------
Electrical & Electronics (1.4%)
Philips Electronics NV..................................    4,324      426,525
                                                                   -----------
Finanacial Services (1.3%)
ING Groep NV............................................    7,700      416,892
                                                                   -----------
                                                                     1,269,680
                                                                   -----------
Singapore (1.7%):
Banking (1.7%)
Oversea -- Chinese Banking Corp., Ltd. .................   21,000      175,158
United Overseas Bank, Ltd. .............................   51,000      356,482
                                                                   -----------
                                                                       531,640
                                                                   -----------
South Africa (0.6%):
Insurance (0.6%)
Liberty Life Association of Africa, Ltd. ...............   14,700      188,308
                                                                   -----------
South Korea (1.8%):
Electrical & Electronics (1.0%)
Samsung Electronics Co. -- GDR (c)......................    5,950      320,110
                                                                   -----------
Telecommunications (0.8%)
Korea Telecom Corp. -- ADR (b)..........................    6,600      264,000
                                                                   -----------
                                                                       584,110
                                                                   -----------
Spain (4.8%):
Banking (1.6%)
Argentaria, Caja Postal y Banco Hipotecario de Espana
 SA.....................................................   23,000      523,959
                                                                   -----------
Energy Sources (0.9%)
Endesa SA...............................................   14,000      298,574
                                                                   -----------

 Common Stocks, continued

                          Shares or   Market
                          Principal    Value
                           Amount    (Note 2)
                          --------- -----------
Spain, continued
Telecommunications (2.3%)
Telefonica de Espana
 (b)....................   14,844   $   715,047
                                    -----------
                                      1,537,580
                                    -----------
Sweden (6.3%):
Appliances & Household Durables
 (1.2%)
Electrolux AB, Class B..   18,000       376,864
                                    -----------
Automobile (0.9%)
Volvo AB, Class B.......    9,900       287,041
                                    -----------
Banking (1.5%)
Nordbanken Holding AB...   22,900       133,870
Svenska Handelsbanken
 AB, Class A............   31,100       373,123
                                    -----------
                                        506,993
                                    -----------
Machinery & Engineering (1.2%)
ABB AB, Class A.........   28,600       380,134
                                    -----------
Pharmaceutical (1.5%)
AstraZeneca Group PLC...   12,160       473,428
                                    -----------
                                      2,024,460
                                    -----------
Switzerland (3.5%):
Food & Household Products (0.8%)
Nestle SA...............      141       254,049
                                    -----------
Insurance (1.1%)
Zurich Allied AG........      635       361,086
                                    -----------
Pharmaceutical (1.2%)
Roche Holding AG........       37       380,331
                                    -----------
Retail (0.4%)
The Swatch Group AG,
 Class B................      176       118,421
                                    -----------
                                      1,113,887
                                    -----------
United Kingdom (18.2%):
Aerospace & Military Technology
 (1.7%)
British Aerospace PLC...   84,500       548,440
                                    -----------
Banking (1.9%)
National Westminster
 Bank PLC...............   28,100       595,754
                                    -----------
Beverages (1.1%)
Diageo PLC..............   34,368       358,905
                                    -----------
Chemicals (1.2%)
Imperial Chemical
 Industries PLC.........   37,800       373,593
                                    -----------
Electrical & Electronics (1.4%)
Siebe PLC...............   94,800       448,673
                                    -----------
Energy Sources (1.4%)
BP Amoco PLC............   25,000       448,063
                                    -----------
Food & Household Products (1.2%)
Cadbury Schweppes PLC...   23,200       147,743
Unilever PLC............   26,696       237,547
                                    -----------
                                        385,290
                                    -----------
Insurance (3.8%)
Allied Zurich PLC.......   20,700       260,220
Liberty International
 PLC (b)................    6,854        46,567
Prudential Corp. PLC....   29,800       438,734
Royal & Sun Alliance
 Insurance Group PLC....   48,818       437,856
                                    -----------
                                      1,183,377
                                    -----------

                                   Continued

ISG FUNDS                                      Schedule of Portfolio Investments
International Equity Fund                              June 30, 1999 (Unaudited)

 Common Stocks, continued

                                                         Shares or    Market
                                                         Principal     Value
                                                           Amount    (Note 2)
                                                         ---------- -----------
United Kingdom, continued
Leisure & Tourism (1.4%)
Granada Group PLC.......................................     24,800 $   460,116
                                                                    -----------
Pharmaceutical (0.7%)
SmithKline Beecham PLC..................................     18,500     240,437
                                                                    -----------
Retail (1.0%)
Great Universal Stores PLC..............................     27,800     308,063
                                                                    -----------
Tobacco (1.2%)
British American Tobacco PLC............................     42,200     396,791
                                                                    -----------
Utilities -- Electrical & Gas (0.2%)
British Energy PLC......................................      9,300      79,162
                                                                    -----------
                                                                      5,826,664
                                                                    -----------
TOTAL COMMON STOCKS (Cost $26,757,013)..................             30,737,003
                                                                    -----------
 Cash Equivalents (5.2%)
Bank of New York Cash Reserve........................... $1,652,407   1,652,407
                                                                    -----------
TOTAL CASH EQUIVALENTS (Cost $1,652,407)................              1,652,407
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $28,409,420) (a) -- (101.0%).....................             32,389,410
Liabilities in excess of other
 assets -- (-1.0%)......................................               (329,982)
                                                                    -----------
TOTAL NET ASSETS -- (100.0%)............................            $32,059,428
                                                                    ===========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......................................... $4,758,392
    Unrealized depreciation.........................................   (778,402)
                                                                     ----------
    Net unrealized appreciation..................................... $3,979,990
                                                                     ==========

(b) Non-income producing security.
(c) Represents a restricted security purchased under Rule 144A which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
PLC -- Public Limited Company
                       See notes to financial statements

ISG FUNDS
International Equity Fund

Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $28,409,420).................           $32,389,410
Foreign currency (cost $56,563)..........................                57,668
Interest and dividends receivable........................                26,705
Receivable for capital shares issued.....................                 1,093
Receivable for investments sold..........................                52,658
Reclaim receivable.......................................                86,560
Prepaid expenses and other assets........................                22,806
                                                                    -----------
 Total Assets............................................            32,636,900
Liabilities:
Payable for investments purchased........................  $532,718
Unrealized losses on forward currency contracts..........       840
Accrued expenses and other payables:
 Investment advisory fees................................    18,520
 Administration fees.....................................       394
 Distribution fees.......................................     3,888
 Custodian fees..........................................    14,413
 Other...................................................     6,699
                                                           --------
 Total Liabilities.......................................               577,472
                                                                    -----------
Net Assets:
Capital..................................................            29,175,794
Undistributed (distributions in excess of) net investment
 income..................................................               201,393
Accumulated net realized gains (losses) from investments
 and foreign currency transactions.......................            (1,294,043)
Net unrealized appreciation (depreciation) from
 investments and translation of assets and liabilities
 denominated in foreign currencies.......................             3,976,284
                                                                    -----------
Net Assets...............................................           $32,059,428
                                                                    ===========
Class A Shares
 Net Assets..............................................           $   391,157
 Shares outstanding......................................                34,825
 Redemption price per share..............................           $     11.23
                                                                    ===========
Class A Shares -- Maximum Sales Charge...................                 4.75%
                                                                    -----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the
  nearest cent)..........................................           $     11.79
                                                                    ===========
Class B Shares
 Net Assets..............................................           $    45,116
 Shares outstanding......................................                 4,025
 Offering price per share*...............................           $     11.21
                                                                    ===========
Institutional Shares
 Net Assets..............................................           $31,623,155
 Shares outstanding......................................             2,817,375
 Offering and redemption price per share.................           $     11.22
                                                                    ===========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the six months ended June 30, 1999 (Unaudited)

Investment Income:
Interest income...........................................          $   12,102
Dividend income...........................................             479,976
Foreign withholding tax expense...........................             (29,200)
                                                                    ----------
 Total Investment Income..................................             462,878
Expenses:
Investment advisory fees.................................. $144,425
Administration fees.......................................   21,664
Distribution fees -- Class A Shares.......................      155
Distribution fees -- Class B Shares.......................       67
Shareholder servicing fees -- Class A Shares..............       95
Shareholder servicing fees -- Class B Shares..............       22
Shareholder servicing fees -- Institutional Shares........   21,556
Custodian fees............................................   15,873
Accounting fees...........................................   13,191
Transfer agent fees.......................................   19,739
Directors' fees...........................................      300
Registration and filing fees..............................   13,241
Other fees................................................   12,762
                                                           --------
  Total expenses before voluntary fee reductions..........             263,090
  Expenses voluntarily reduced............................             (40,594)
                                                                    ----------
  Net expenses............................................             222,496
                                                                    ----------
Net Investment Income.....................................             240,382
                                                                    ----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign
 currency transactions....................................             496,815
Net change in unrealized appreciation (depreciation) from
 investments and translation of assets and liabilities
 denominated in foreign currencies........................           1,032,607
                                                                    ----------
Net realized/unrealized gains (losses) from investments...           1,529,422
                                                                    ----------
Change in net assets resulting from operations............          $1,769,804
                                                                    ==========

                       See notes to financial statements

ISG FUNDS
International Equity Fund

 Statements of Changes in Net Assets

                                          Six Months   Period Ended  Period Ended
                                        Ended June 30, December 31,  February 28,
                                             1999        1998(b)       1998(a)
                                        -------------- ------------  ------------
                                         (Unaudited)
From Investment Activities:
Operations:
 Net investment income................   $   240,382   $   143,332   $   (45,719)
 Net realized gains (losses) from
  investment and foreign currency
  transactions........................       496,815    (1,608,869)     (240,297)
 Net change in unrealized appreciation
  (depreciation) from investments and
  translation of assets and
  liabilities in foreign currencies...     1,032,607     1,521,825     1,421,852
                                         -----------   -----------   -----------
Change in net assets resulting from
 operations...........................     1,769,804        56,288     1,135,836
                                         -----------   -----------   -----------
Distributions to Class A Shareholders:
 From net investment income...........            --       (71,392)           --
 In excess of net investment income...            --            --       (20,145)
                                         -----------   -----------   -----------
Change in net assets from shareholder
 distributions........................            --       (71,392)      (20,145)
                                         -----------   -----------   -----------
Change in net assets from capital
 transactions.........................     2,163,701     1,607,816    25,417,520
                                         -----------   -----------   -----------
Change in net assets..................     3,933,505     1,592,712    26,533,211
Net Assets:
 Beginning of period..................    28,125,923    26,533,211            --
                                         -----------   -----------   -----------
 End of period........................   $32,059,428   $28,125,923   $26,533,211
                                         ===========   ===========   ===========

---------
(a) For the period from August 15, 1997 (commencement of operations) through February 28, 1998.
(b) For the period from March 1, 1998 through December 31, 1998.
                       See notes to financial statements

ISG FUNDS
International Equity Fund

 Financial Highlights, Class A Shares

                                       Six Months   Period Ended  Period Ended
                                     Ended June 30, December 31,  February 28,
                                          1999        1998(a)       1998(b)
                                     -------------- ------------  ------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period............................      $10.58        $10.46       $ 10.00
                                         ------        ------       -------
Investment Activities
 Net investment income (loss)......        0.04          0.03         (0.02)
 Net realized and unrealized gains
  (losses) from investments and
  foreign currencies...............        0.61          0.12          0.49
                                         ------        ------       -------
 Total from Investment Activities..        0.65          0.15          0.47
                                         ------        ------       -------
Distributions
 Net investment income.............          --         (0.03)           --
 In excess of net investment
  income...........................          --            --         (0.01)
                                         ------        ------       -------
 Total Distributions...............          --         (0.03)        (0.01)
                                         ------        ------       -------
Net change in asset value..........        0.65          0.12          0.46
                                         ------        ------       -------
Net Asset Value, End of Period.....      $11.23        $10.58       $ 10.46
                                         ======        ======       =======
Total Return (excludes sales
 charge)...........................        6.14%(c)      1.42%(c)      4.71%(c)

Ratios/Supplementary Data:
Net Assets at end of period (000)..      $  391        $  149       $26,533
Ratio of expenses to average net
 assets............................        1.54%(d)      1.81%(d)      1.77%(d)
Ratio of net investment income to
 average net assets................        1.91%(d)      0.71%(d)     (0.48)%(d)
Ratio of expenses to average net
 assets*...........................        2.06%(d)      2.16%(d)      2.27%(d)
Portfolio turnover**...............          22%           62%           21%

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the Fund changed its year end to December 31.
(b) For the period from August 15, 1997 (commencement of operations) through February 28, 1998.
(c) Not annualized.
(d) Annualized.

 Financial Highlights, Class B Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.66
                                                                     ------
Investment Activities
 Net investment income (loss)....................................      0.05
 Net realized and unrealized gains (losses) from investments and
  foreign currencies.............................................      0.50
                                                                     ------
 Total from Investment Activities................................      0.55
                                                                     ------
Net change in asset value........................................      0.55
                                                                     ------
Net Asset Value, End of Period...................................    $11.21
                                                                     ======
Total Return (excludes redemption charge)........................      5.16%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $   45
Ratio of expenses to average net assets..........................      2.38%(c)
Ratio of net investment income to average net assets.............      2.10%(c)
Ratio of expenses to average net assets*.........................      2.67%(c)
Portfolio turnover**.............................................        22%

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 2, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
International Equity Fund

 Financial Highlights, Institutional Shares

                                                    Six Months    Period Ended
                                                  Ended June 30,  December 31,
                                                       1999         1998(a)
                                                  --------------  ------------
                                                   (Unaudited)
Net Asset Value, Beginning of Period.............    $ 10.58        $ 10.05
                                                     -------        -------
Investment Activities
 Net investment income (loss)....................       0.09          (0.01)
 Net realized and unrealized gains (losses) from
  investments and foreign currencies.............       0.55           0.54
                                                     -------        -------
 Total from Investment Activities................       0.64           0.53
                                                     -------        -------
Net change in asset value........................       0.64           0.53
                                                     -------        -------
Net Asset Value, End of Period...................    $ 11.22        $ 10.58
                                                     =======        =======
Total Return.....................................       6.05%(b)       5.27%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................    $31,623        $27,977
Ratio of expenses to average net assets..........       1.54%(c)       1.61%(c)
Ratio of net investment income to average net
 assets..........................................       1.66%(c)      (1.47)%(c)
Ratio of expenses to average net assets*.........       1.82%(c)       1.89%(c)
Portfolio turnover**.............................         22%            62%

  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG Investment Management Team
Portfolio Manager
ISG Strategic Portfolios
Current Income
Moderate Growth & Income
Growth & Income
Growth
Aggressive Growth

-------------------------------------------------------------------------------
 Investment Goal
 The Funds seek to provide investors with the potential to achieve a variety of long- and short-term goals, commensurate with investors' specific time horizons and tolerance for risk. Each of the five Strategic Portfolios invests in a combination of underlying mutual funds from the ISG family. Based on each Portfolio's asset-allocation target, the managers periodically rebalance stock, bond and money market holdings--based on analysis of economic and market trends.
-------------------------------------------------------------------------------

Q. How did the Funds perform during the period?

A. For the period ended June 30, 1999, the Funds' total returns and comparative benchmark returns were as follows:

ISG Current Income Portfolio from its inception on 2/2/99 to 6/30/99 Class A Shares at NAV++: -1.72%
Lipper Income Funds Index/3/: 5.32%

ISG Moderate Growth & Income Portfolio from its inception on 2/9/99 to 6/30/99 Class A Shares at NAV+: 0.75%
Lipper Balanced Fund Index/2/: 6.01%

ISG Growth & Income Portfolio from its inception on 3/8/99 to 6/30/99 Class A Shares at NAV+: 0.64%
Lipper Balanced Fund Index/2/: 6.01%

ISG Growth Portfolio from its inception on 2/11/99 to 6/30/99
Class A Shares at NAV+: 1.66%
Lipper Balanced Fund Index/2/: 6.01

ISG Aggressive Growth Portfolio from its inception on 1/13/99 to 6/30/99 Class A Shares at NAV+: 3.40%
Lipper Growth Funds Average/1/: 13.06%

Q. What factors affected the Funds' performance?

A. Generally, the Funds performed as we would have expected. Because stocks produced higher returns than bonds during the period, the more aggressive Portfolios (which held higher concentrations of underlying stock funds) did better than the more conservative Portfolios.

The strategy of owning more than one style of fund--for example, having stakes in such diverse sectors as large-cap growth, small-cap and international equities--proved beneficial, even in the period's relatively short time frame. During the last six months, investor sentiment rotated very quickly from sector to sector, making it virtually impossible to identify the next "hot" sector in advance. But shareholders in our Strategic Portfolios enjoyed the advantage of usually having some of their money invested in whatever style was currently fashionable. This extraordinary diversification is one of the primary benefits offered by the Strategic Portfolio concept.

Q. How do the managers determine the Portfolios' asset allocation policy?

A. Each Portfolio has a target range for how much of its assets should be invested in different types of underlying funds. This "road map" guides our team in its asset-allocation decisions. At least once a month, the managers review each Portfolio's current allocation and, based on a Portfolio's target, our valuation discipline and the team's assessment of market conditions, new monies may be invested in various sectors.

Q. How can shareholders use the Portfolios to take advantage of changing market conditions in the future?

A. The real strength of these Funds is that an investor can implement an asset-allocation strategy supporting his or her individual needs--with a single investment in the most suitable Strategic Portfolio. Rather than worry about macroeconomic events or sector rotation, an investor can simply choose the Portfolio that offers the appropriate measure of potential risk and reward. If this is done correctly, we believe that, over time, shareholders could earn returns that equal the level of risk they have accepted.

---------
+ Including the 4.75% sales load, the ISG Moderate Growth & Income Portfolio, the ISG Growth & Income Portfolio, the ISG Growth Portfolio, and the ISG Aggressive Growth Portfolio return would have been -4.02%, -4.11%, -3.22% and -1.52%, respectively.
++ Including the 3.00% sales load, the ISG Current Income Portfolio return would have been -4.71%.
/1/ The Lipper Growth Funds Average is an average of managed funds that normally seek growth of principal through equity investments.
/2/ The Lipper Balanced Fund Index is an index of managed funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.
/3/ The Lipper Income Funds Index is an index of managed funds that normally seeks a high level of current income through investing in income-producing stocks, bonds and money market instruments.

Past performance is not a prediction of future results. The Fund's investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original purchase price.

ISG FUNDS                                      Schedule of Portfolio Investments
Current Income Portfolio                               June 30, 1999 (Unaudited)

 Investment Companies (71.9%)

                                                                        Market
                                                                        Value
                                                                Shares (Note 2)
                                                                ------ --------
ISG Income Fund................................................ 19,373 $190,631
ISG Limited Term Income Fund................................... 21,636  211,812
ISG Prime Money Market Fund.................................... 20,777   20,777
                                                                       --------
TOTAL INVESTMENT COMPANIES
 (Cost $435,766)...............................................         423,220
                                                                       --------
TOTAL INVESTMENTS
 (Cost $435,766) (a) -- (71.9%)................................         423,220
Other assets in excess of liabilities -- (28.1%)...............         165,616
                                                                       --------
TOTAL NET ASSETS -- (100.0%)...................................        $588,836
                                                                       ========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation.......................................... $     --
    Unrealized depreciation..........................................  (12,546)
                                                                      --------
    Net unrealized depreciation...................................... $(12,546)
                                                                      ========

                       See notes to financial statements

ISG FUNDS
Current Income Portfolio

Statement of Assets and Liabilities

                                                      June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $435,766).........................        $423,220
Interest and dividends receivable.............................           1,861
Receivable for capital shares issued..........................         191,266
Receivable from investment adviser............................          11,317
                                                                      --------
 Total Assets.................................................         627,664
Liabilities:
Distributions payable......................................... $1,747
Accrued expenses and other payables:
 Investment advisory fees.....................................     33
 Administration fees..........................................      6
 Distribution fees............................................    103
 Custodian fees...............................................    521
 Other........................................................ 36,418
                                                               ------
 Total Liabilities............................................          38,828
                                                                      --------
Net Assets:
Capital.......................................................         601,810
Undistributed (distributions in excess of) net investment
 income.......................................................              50
Accumulated net realized gains (losses) from investments......            (478)
Net unrealized appreciation (depreciation) from investments...         (12,546)
                                                                      --------
Net Assets....................................................        $588,836
                                                                      ========
Class A Shares
 Net Assets...................................................        $  3,145
 Shares outstanding...........................................             327
 Redemption price per share...................................        $   9.61
                                                                      ========
Class A Shares -- Maximum Sales Charge........................           3.00%
                                                                      --------
 Maximum Offering Price Per Share (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest cent)....        $   9.91
                                                                      ========
Class B Shares
 Net Assets...................................................        $ 28,838
 Shares outstanding...........................................           2,996
 Offering price per share*....................................        $   9.63
                                                                      ========
Institutional Shares
 Net Assets...................................................        $556,853
 Shares outstanding...........................................          57,719
 Offering and redemption price per share......................        $   9.65
                                                                      ========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the period ended June 30, 1999(a) (Unaudited)

Investment Income:
Interest income..............................................        $     34
Dividend income..............................................           8,038
                                                                     --------
 Total Investment Income.....................................           8,072
Expenses:
Investment advisory fees..................................... $  300
Administration fees..........................................    225
Distribution fees -- Class A Shares..........................      1
Distribution fees -- Class B Shares..........................     71
Shareholder servicing fees -- Class B Shares.................     24
Shareholder servicing fees -- Institutional Shares...........    204
Custodian fees...............................................    532
Accounting fees..............................................  8,939
Transfer agent fees.......................................... 17,826
Directors' fees..............................................      3
Registration and filing fees.................................  9,676
Audit fees...................................................  4,815
Legal fees...................................................  4,403
Other fees...................................................    330
                                                              ------
  Total expenses before voluntary fee
   reductions/reimbursements.................................          47,349
  Expenses voluntarily reduced/reimbursed....................         (46,388)
                                                                     --------
  Net expenses...............................................             961
                                                                     --------
Net Investment Income........................................           7,111
                                                                     --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions.....            (478)
Net change in unrealized appreciation (depreciation) from
 investments.................................................         (12,546)
                                                                     --------
Net realized/unrealized gains (losses) from investments......         (13,024)
                                                                     --------
Change in net assets resulting from operations...............        $ (5,913)
                                                                     ========

---------
(a) For the period from January 25, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Current Income Portfolio

 Statement of Changes in Net Assets

                                                                 Period Ended
                                                                   June 30,
                                                                   1999(c)
                                                                 ------------
                                                                 (Unaudited)
From Investment Activities:
Operations:
 Net investment income..........................................   $  7,111
 Net realized gains (losses) from investment transactions.......       (478)
 Net change in unrealized appreciation (depreciation) from
  investments...................................................    (12,546)
                                                                   --------
Change in net assets resulting from operations..................     (5,913)
                                                                   --------
Distributions to Class A Shareholders:
 From net investment income.....................................        (26)(a)
Distributions to Class B Shareholders:
 From net investment income.....................................       (346)(b)
Distributions to Institutional Shareholders:
 From net investment income.....................................     (6,689)
                                                                   --------
Change in net assets from shareholder distributions.............     (7,061)
                                                                   --------
Change in net assets from capital transactions..................    601,810
                                                                   --------
Change in net assets............................................    588,836
Net Assets:
 Beginning of period............................................         --
                                                                   --------
 End of period..................................................   $588,836
                                                                   ========

---------
(a) For the period from February 23, 1999 (commencement of operations) through June 30, 1999.
(b) For the period from March 17, 1999 (commencement of operations) through June 30, 1999.
(c) For the period from January 25, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Current Income Portfolio

 Financial Highlights, Class A Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $9.88
                                                                     -----
Investment Activities
 Net investment income (loss)....................................     0.07
 Net realized and unrealized gains (losses) from investments.....    (0.24)
                                                                     -----
 Total from Investment Activities................................    (0.17)
                                                                     -----
Distributions
 Net investment income...........................................    (0.10)
                                                                     -----
 Total Distributions.............................................    (0.10)
                                                                     -----
Net change in asset value........................................    (0.27)
                                                                     -----
Net Asset Value, End of Period...................................    $9.61
                                                                     =====
Total Return (excludes sales charge).............................    (1.72)%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $   3
Ratio of expenses to average net assets..........................     0.96%(c)
Ratio of net investment income to average net assets.............     4.29%(c)
Ratio of expenses to average net assets*.........................    26.06%(c)
Portfolio turnover**.............................................       20%

  * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 23, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $9.87
                                                                     -----
Investment Activities
 Net investment income (loss)....................................     0.12
 Net realized and unrealized gains (losses) from investments.....    (0.25)
                                                                     -----
 Total from Investment Activities................................    (0.13)
                                                                     -----
Distributions
 Net investment income...........................................    (0.11)
                                                                     -----
 Total Distributions.............................................    (0.11)
                                                                     -----
Net change in asset value........................................    (0.24)
                                                                     -----
Net Asset Value, End of Period...................................    $9.63
                                                                     =====
Total Return (excludes redemption charge)........................    (1.29)%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  29
Ratio of expenses to average net assets..........................     1.40%(c)
Ratio of net investment income to average net assets.............     3.76%(c)
Ratio of expenses to average net assets*.........................    31.40%(c)
Portfolio turnover**.............................................       20%

  * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
 ** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 7, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Current Income Portfolio


 Financial Highlights, Institutional Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999 (a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.00
                                                                     ------
Investment Activities
 Net investment income (loss)....................................      0.18
 Net realized and unrealized gains (losses) from investments.....     (0.35)
                                                                     ------
 Total from Investment Activities................................     (0.17)
                                                                     ------
Distributions
 Net investment income...........................................     (0.18)
                                                                     ------
 Total Distributions.............................................     (0.18)
                                                                     ------
Net change in asset value........................................     (0.35)
                                                                     ------
Net Asset Value, End of Period...................................    $ 9.65
                                                                     ======
Total Return.....................................................     (1.71)%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  557
Ratio of expenses to average net assets..........................      0.58%(c)
Ratio of net investment income to average net assets.............      4.76%(c)
Ratio of expenses to average net assets*.........................     32.95%(c)
Portfolio turnover**.............................................        20%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from January 25, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS                                      Schedule of Portfolio Investments
Moderate Growth & Income Portfolio                     June 30, 1999 (Unaudited)

 Investment Companies (58.5%)

                                                                      Market
                                                                       Value
                                                             Shares  (Note 2)
                                                             ------ -----------
ISG Capital Growth Fund.....................................  7,473 $   114,492
ISG Equity Income Fund...................................... 13,966     149,017
ISG Income Fund............................................. 52,457     516,175
ISG Large-Cap Equity Fund...................................  3,887     115,082
ISG Limited Term Income Fund................................ 52,403     513,026
ISG Prime Money Market Fund................................. 71,103      71,103
                                                                    -----------
TOTAL INVESTMENT COMPANIES (Cost $1,484,227)................          1,478,895
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $1,484,227) (a) -- (58.5%)...........................          1,478,895
Other assets in excess of liabilities -- (41.5%)............          1,047,433
                                                                    -----------
TOTAL NET ASSETS -- (100.0%)................................        $ 2,526,328
                                                                    ===========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation......... $ 14,541
    Unrealized depreciation.........  (19,873)
                                     --------
    Net unrealized depreciation..... $ (5,332)
                                     ========

                       See notes to financial statements

ISG FUNDS
Moderate Growth & Income Portfolio

 Statement of Assets and Liabilities

                                                      June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $1,484,227).....................        $1,478,895
Interest and dividends receivable...........................             4,996
Receivable for capital shares issued........................         1,075,277
Receivable from investment adviser..........................            12,230
                                                                    ----------
 Total Assets...............................................         2,571,398
Liabilities:
Distributions payable....................................... $8,510
Accrued expenses and other payables:
 Investment advisory fees...................................    121
 Administration fees........................................     22
 Distribution fees..........................................    787
 Custodian fees.............................................    523
 Other...................................................... 35,107
                                                             ------
 Total Liabilities..........................................            45,070
                                                                    ----------
Net Assets:
Capital.....................................................         2,531,414
Undistributed (distributions in excess of) net investment
 income.....................................................               264
Accumulated net realized gains (losses) from investments....               (18)
Net unrealized appreciation (depreciation) from
 investments................................................            (5,332)
                                                                    ----------
Net Assets..................................................        $2,526,328
                                                                    ==========
Class A Shares
 Net Assets.................................................        $  133,046
 Shares outstanding.........................................            13,457
 Redemption price per share.................................        $     9.89
                                                                    ==========
Class A Shares -- Maximum Sales Charge......................             4.75%
                                                                    ----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent).....................................................        $    10.38
                                                                    ==========
Class B Shares
 Net Assets.................................................        $  790,211
 Shares outstanding.........................................            79,930
 Offering price per share*..................................        $     9.89
                                                                    ==========
Institutional Shares
 Net Assets.................................................        $1,603,071
 Shares outstanding.........................................           161,964
 Offering and redemption price per share....................        $     9.90
                                                                    ==========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the period ended June 30, 1999(a) (Unaudited)

Investment Income:
Interest income................................................        $   104
Dividend income................................................         13,659
                                                                       -------
 Total Investment Income.......................................         13,763
Expenses:
Investment advisory fees....................................... $  692
Administration fees............................................    519
Distribution fees -- Class A Shares............................    116
Distribution fees -- Class B Shares............................  1,511
Shareholder servicing fees -- Class A Shares...................     70
Shareholder servicing fees -- Class B Shares...................    504
Shareholder servicing fees -- Institutional
  Shares.......................................................    147
Custodian fees.................................................    559
Accounting fees................................................  8,553
Transfer agent fees............................................ 17,727
Directors' fees................................................      5
Registration and filing fees...................................  9,710
Audit fees.....................................................  4,793
Legal fees.....................................................  3,720
Other fees.....................................................    345
                                                                ------
 Total expenses before voluntary fee
  reductions/reimbursements....................................         48,971
 Expenses voluntarily reduced/reimbursed.......................        (45,004)
                                                                       -------
 Net expenses..................................................          3,967
                                                                       -------
Net Investment Income..........................................          9,796
                                                                       -------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions.......            (18)
Net change in unrealized appreciation (depreciation) from
 investments...................................................         (5,332)
                                                                       -------
Net realized/unrealized gains (losses) from investments........         (5,350)
                                                                       -------
Change in net assets resulting from operations.................        $ 4,446
                                                                       =======

---------
(a) For the period from January 28, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Moderate Growth & Income Portfolio

 Statement of Changes in Net Assets

                                                                Period Ended
                                                                  June 30,
                                                                  1999(b)
                                                                ------------
                                                                (Unaudited)
From Investment Activities:
Operations:
 Net investment income.........................................  $    9,796
 Net realized gains (losses) from investment transactions......         (18)
 Net change in unrealized appreciation (depreciation) from
  investments..................................................      (5,332)
                                                                 ----------
Change in net assets resulting from operations.................       4,446
                                                                 ----------
Distributions to Class A Shareholders:
 From net investment income....................................        (575)(a)
Distributions to Class B Shareholders:
 From net investment income....................................      (2,199)
Distributions to Institutional Shareholders:
 From net investment income....................................      (6,758)(c)
                                                                 ----------
Change in net assets from shareholder distributions............      (9,532)
                                                                 ----------
Change in net assets from capital transactions.................   2,531,414
                                                                 ----------
Change in net assets...........................................   2,526,328
Net Assets:
 Beginning of period...........................................          --
                                                                 ----------
 End of period.................................................  $2,526,328
                                                                 ==========

---------
(a) For the period from February 9, 1999 (commencement of operations) through June 30, 1999.
(b) For the period from January 28, 1999 (commencement of operations) through June 30, 1999.
(c) For the period from February 10, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Moderate Growth & Income Portfolio

 Financial Highlights, Class A Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $9.86
                                                                      -----
Investment Activities
 Net investment income (loss).....................................     0.10
 Net realized and unrealized gains (losses) from investments......    (0.03)
                                                                      -----
 Total from Investment Activities.................................     0.07
                                                                      -----
Distributions
 Net investment income............................................    (0.04)
                                                                      -----
 Total Distributions..............................................    (0.04)
                                                                      -----
Net change in asset value.........................................     0.03
                                                                      -----
Net Asset Value, End of Period....................................    $9.89
                                                                      =====
Total Return (excludes sales charge)..............................     0.75%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $ 133
Ratio of expenses to average net assets...........................     0.84%(c)
Ratio of net investment income to average net assets..............     2.94%(c)
Ratio of expenses to average net assets*..........................    19.89%(c)
Portfolio turnover**..............................................       66%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 9, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.00
                                                                     ------
Investment Activities
 Net investment income (loss)....................................      0.07
 Net realized and unrealized gains (losses) from investments.....     (0.15)
                                                                     ------
 Total from Investment Activities................................     (0.08)
                                                                     ------
Distributions
 Net investment income...........................................     (0.03)
                                                                     ------
 Total Distributions.............................................     (0.03)
                                                                     ------
Net change in asset value........................................     (0.11)
                                                                     ------
Net Asset Value, End of Period...................................    $ 9.89
                                                                     ======
Total Return (excludes redemption charge)........................     (0.78)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  790
Ratio of expenses to average net assets..........................      1.43%(c)
Ratio of net investment income to average net assets.............      2.45%(c)
Ratio of expenses to average net assets*.........................     14.27%(c)
Portfolio turnover**.............................................        66%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from January 28, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Moderate Growth & Income Portfolio

 Financial Highlights, Institutional Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $ 9.88
                                                                      ------
Investment Activities
 Net investment income (loss).....................................      0.04
 Net realized and unrealized gains (losses) from investments......      0.04
                                                                      ------
 Total from Investment Activities.................................      0.08
                                                                      ------
Distributions
 Net investment income............................................     (0.06)
                                                                      ------
 Total Distributions..............................................     (0.06)
                                                                      ------
Net change in asset value.........................................      0.02
                                                                      ------
Net Asset Value, End of Period....................................    $ 9.90
                                                                      ======
Total Return......................................................      0.78%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $1,603
Ratio of expenses to average net assets...........................      0.65%(c)
Ratio of net investment income to average net assets..............      3.33%(c)
Ratio of expenses to average net assets*..........................     10.28%(c)
Portfolio turnover**..............................................        66%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 10, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS                                      Schedule of Portfolio Investments
Growth & Income Portfolio                              June 30, 1999 (Unaudited)

 Investment Companies (47.7%)

                                                                       Market
                                                                       Value
                                                             Shares   (Note 2)
                                                             ------- ----------
ISG Capital Growth Fund.....................................  37,338 $  572,017
ISG Equity Income Fund......................................  52,999    565,500
ISG Income Fund.............................................  92,645    911,623
ISG Large-Cap Equity Fund...................................  19,422    575,090
ISG Limited Term Income Fund................................  73,792    722,428
ISG Prime Money Market Fund................................. 358,707    358,707
                                                                     ----------
TOTAL INVESTMENT COMPANIES (Cost $3,674,855)................          3,705,365
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $3,674,855) (a) -- (47.7%)...........................          3,705,365
Other assets in excess of liabilities -- (52.3%)............          4,068,550
                                                                     ----------
TOTAL NET ASSETS -- (100.0%)................................         $7,773,915
                                                                     ==========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.......... $ 61,213
    Unrealized depreciation..........  (30,703)
                                      --------
    Net unrealized appreciation...... $ 30,510
                                      ========

                       See notes to financial statements

ISG FUNDS
Growth & Income Portfolio
 Statement of Assets and Liabilities

                                                      June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $3,674,855).....................         $3,705,365
Interest and dividends receivable...........................              9,071
Receivable for capital shares issued........................          4,098,805
Receivable from investment adviser..........................             11,717
                                                                     ----------
 Total Assets...............................................          7,824,958
Liabilities:
Distributions payable....................................... $11,807
Payable for capital shares redeemed.........................     389
Accrued expenses and other payables:
 Investment advisory fees...................................     302
 Administration fees........................................      62
 Distribution fees..........................................   1,591
 Custodian fees.............................................     575
 Other......................................................  36,317
                                                             -------
 Total Liabilities..........................................             51,043
                                                                     ----------
Net Assets:
Capital.....................................................          7,739,100
Undistributed (distributions in excess of) net investment
 income.....................................................                760
Undistributed (distributions in excess of) net realized
 gains......................................................              3,545
Net unrealized appreciation (depreciation) from
 investments................................................             30,510
                                                                     ----------
Net Assets..................................................         $7,773,915
                                                                     ==========
Class A Shares
 Net Assets.................................................         $  355,888
 Shares outstanding.........................................             35,085
 Redemption price per share.................................         $    10.14
                                                                     ==========
Class A Shares -- Maximum Sales Charge......................              4.75%
                                                                     ----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent).....................................................         $    10.65
                                                                     ==========
Class B Shares
 Net Assets.................................................         $1,463,248
 Shares outstanding.........................................            143,938
 Offering price per share*..................................         $    10.17
                                                                     ==========
Institutional Shares
 Net Assets.................................................         $5,954,779
 Shares outstanding.........................................            585,328
 Offering and redemption price per share....................         $    10.17
                                                                     ==========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the period ended June 30, 1999(a) (Unaudited)

Investment Income:
Interest income...............................................        $   159
Dividend income...............................................         21,206
                                                                      -------
 Total Investment Income......................................         21,365
Expenses:
Investment advisory fees...................................... $1,513
Administration fees...........................................  1,134
Distribution fees -- Class A Shares...........................    157
Distribution fees -- Class B Shares...........................  2,772
Shareholder servicing fees -- Class A Shares..................     94
Shareholder servicing fees -- Class B Shares..................    924
Shareholder servicing fees -- Institutional Shares............    486
Custodian fees................................................    650
Accounting fees...............................................  8,815
Transfer agent fees........................................... 17,830
Directors' fees...............................................      8
Registration and filing fees..................................  9,745
Legal fees....................................................  4,830
Audit fees....................................................  4,813
Other fees....................................................    363
                                                               ------
 Total expenses before voluntary fee
  reductions/reimbursements...................................         54,134
 Expenses voluntarily reduced/reimbursed......................        (46,042)
                                                                      -------
 Net expenses.................................................          8,092
                                                                      -------
Net Investment Income.........................................         13,273
                                                                      -------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions......          3,545
Net change in unrealized appreciation (depreciation) from
 investments..................................................         30,510
                                                                      -------
Net realized/unrealized gains (losses) from investments.......         34,055
                                                                      -------
Change in net assets resulting from operations................        $47,328
                                                                      =======

---------
(a) For the period from January 27, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Growth & Income Portfolio

 Statement of Changes in Net Assets

                                                                Period Ended
                                                                  June 30,
                                                                  1999(b)
                                                                ------------
                                                                (Unaudited)
From Investment Activities:
Operations:
 Net investment income.........................................  $   13,273
 Net realized gains (losses) from investment transactions......       3,545
 Net change in unrealized appreciation (depreciation) from
  investments..................................................      30,510
                                                                 ----------
Change in net assets resulting from operations.................      47,328
                                                                 ----------
Distributions to Class A Shareholders:
 From net investment income....................................        (586)(a)
Distributions to Class B Shareholders:
 From net investment income....................................        (472)
Distributions to Institutional Shareholders:
 From net investment income....................................     (11,455)(c)
                                                                 ----------
Change in net assets from shareholder distributions............     (12,513)
                                                                 ----------
Change in net assets from capital transactions.................   7,739,100
                                                                 ----------
Change in net assets...........................................   7,773,915
Net Assets:
 Beginning of period...........................................          --
                                                                 ----------
 End of period.................................................  $7,773,915
                                                                 ==========

---------
(a) For the period from March 8, 1999 (commencement of operations) through June 30, 1999.
(b) For the period from January 27, 1999 (commencement of operations) through June 30, 1999.
(c) For the period from February 8, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Growth & Income Portfolio

 Financial Highlights, Class A Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $10.10
                                                                      ------
Investment Activities
 Net investment income (loss).....................................      0.04
 Net realized and unrealized gains (losses) from investments......      0.02
                                                                      ------
 Total from Investment Activities.................................      0.06
                                                                      ------
Distributions
 Net investment income............................................     (0.02)
                                                                      ------
 Total Distributions..............................................     (0.02)
                                                                      ------
Net change in asset value.........................................      0.04
                                                                      ------
Net Asset Value, End of Period....................................    $10.14
                                                                      ======

Total Return (excludes sales charge)..............................      0.64%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $  356
Ratio of expenses to average net assets...........................      0.90%(c)
Ratio of net investment income to average net assets..............      1.91%(c)
Ratio of expenses to average net assets*..........................      5.61%(c)
Portfolio turnover**..............................................        75%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from March 8, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $10.00
                                                                      ------
Investment Activities
 Net investment income (loss).....................................      0.03
 Net realized and unrealized gains (losses) from investments......      0.15
                                                                      ------
 Total from Investment Activities.................................      0.18
                                                                      ------
Distributions
 Net investment income............................................     (0.01)
                                                                      ------
 Total Distributions..............................................     (0.01)
                                                                      ------
Net change in asset value.........................................      0.17
                                                                      ------
Net Asset Value, End of Period....................................    $10.17
                                                                      ======

Total Return (excludes redemption charge).........................      1.75%(b)

Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $1,463
Ratio of expenses to average net assets...........................      1.42%(c)
Ratio of net investment income to average net assets..............      1.23%(c)
Ratio of expenses to average net assets*..........................      9.03%(c)
Portfolio turnover**..............................................        75%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from January 27, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Growth & Income Portfolio

 Financial Highlights, Institutional Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $ 9.85
                                                                      ------
Investment Activities
 Net investment income (loss).....................................      0.02
 Net realized and unrealized gains (losses) from investments......      0.33
                                                                      ------
 Total from Investment Activities.................................      0.35
                                                                      ------
Distributions
 Net investment income............................................     (0.03)
                                                                      ------
 Total Distributions..............................................     (0.03)
                                                                      ------
Net change in asset value.........................................      0.32
                                                                      ------
Net Asset Value, End of Period....................................    $10.17
                                                                      ======
Total Return......................................................      3.56%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $5,955
Ratio of expenses to average net assets...........................      0.65%(c)
Ratio of net investment income to average net assets..............      2.20%(c)
Ratio of expenses to average net assets*..........................      4.94%(c)
Portfolio turnover**..............................................        75%

 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 8, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS                                      Schedule of Portfolio Investments
Growth Portfolio                                       June 30, 1999 (Unaudited)

 Investment Companies (101.2%)

                                                                      Market
                                                                       Value
                                                            Shares   (Note 2)
                                                            ------- -----------
ISG Capital Growth Fund....................................  19,576 $   299,903
ISG Equity Income Fund.....................................  27,504     293,470
ISG Income Fund............................................  38,522     379,060
ISG International Equity Fund..............................  16,903     189,650
ISG Large-Cap Equity Fund..................................  10,108     299,298
ISG Prime Money Market Fund................................ 281,667     281,667
ISG Small-Cap Opportunity Fund(b)..........................  14,414     195,594
                                                                    -----------
TOTAL INVESTMENT COMPANIES (Cost $1,896,995)...............           1,938,642
                                                                    -----------
TOTAL INVESTMENTS (Cost $1,896,995) (a) -- (101.2%)........           1,938,642
Liabilities in excess of other
 assets -- (-1.2%).........................................             (22,424)
                                                                    -----------
TOTAL NET ASSETS -- (100.0%)...............................         $ 1,916,218
                                                                    ===========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation......... $ 51,839
    Unrealized depreciation.........  (10,192)
                                     --------
    Net unrealized appreciation..... $ 41,647
                                     ========

(b) Non-income producing security.

                       See notes to financial statements

ISG FUNDS
Growth Portfolio

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $1,896,995).....................         $1,938,642
Interest and dividends receivable...........................              3,035
Receivable for capital shares issued........................              1,195
Receivable from investment adviser..........................             11,615
Prepaid expenses and other assets...........................                 57
                                                                     ----------
 Total Assets...............................................          1,954,544
Liabilities:
Distributions payable....................................... $ 2,760
Accrued expenses and other payables:
 Investment advisory fees...................................     153
 Administration fees........................................      23
 Distribution fees..........................................     704
 Custodian fees.............................................     492
 Other......................................................  34,194
                                                             -------
 Total Liabilities..........................................             38,326
                                                                     ----------
Net Assets:
Capital.....................................................          1,870,456
Undistributed (distributions in excess of) net investment
 income.....................................................                381
Undistributed (distributions in excess of) net realized
 gains......................................................              3,734
Net unrealized appreciation (depreciation) from
 investments................................................             41,647
                                                                     ----------
Net Assets..................................................         $1,916,218
                                                                     ==========
Class A Shares
 Net Assets.................................................         $  130,999
 Shares outstanding.........................................             12,992
 Redemption price per share.................................         $    10.08
                                                                     ==========
Class A Shares -- Maximum Sales Charge......................              4.75%
                                                                     ----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent).....................................................         $    10.58
                                                                     ==========
Class B Shares
 Net Assets.................................................         $  658,244
 Shares outstanding.........................................             65,237
 Offering price per share*..................................         $    10.09
                                                                     ==========
Institutional Shares
 Net Assets.................................................         $1,126,975
 Shares outstanding.........................................            111,686
 Offering and redemption price per share....................         $    10.09
                                                                     ==========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the period ended June 30, 1999 (a) (Unaudited)

Investment Income:
Interest income.............................................         $     20
Dividend income.............................................            7,049
                                                                     --------
 Total Investment Income....................................            7,069
Expenses:
Investment advisory fees.................................... $   803
Administration fees.........................................     602
Distribution fees -- Class A Shares.........................      93
Distribution fees -- Class B Shares.........................   1,100
Shareholder servicing fees -- Class A Shares................      56
Shareholder servicing fees -- Class B Shares................     366
Shareholder servicing fees -- Institutional Shares..........     327
Custodian fees..............................................     541
Accounting fees.............................................   8,277
Transfer agent fees.........................................  17,235
Directors' fees.............................................       6
Registration and filing fees................................   9,716
Audit fees..................................................   4,678
Legal fees..................................................   3,374
Other fees..................................................     340
                                                             -------
 Total expenses before voluntary fee
  reductions/reimbursements.................................           47,514
 Expenses voluntarily reduced/reimbursed....................          (43,586)
                                                                     --------
 Net expenses...............................................            3,928
                                                                     --------
Net Investment Income.......................................            3,141
                                                                     --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions....            3,734
Net change in unrealized appreciation (depreciation) from
 investments................................................           41,647
                                                                     --------
Net realized/unrealized gains (losses) from investments.....           45,381
                                                                     --------
Change in net assets resulting from operations..............         $ 48,522
                                                                     ========

---------
(a) For the period from February 1, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Growth Portfolio

 Statement of Changes in Net Assets

                                                                Period Ended
                                                                  June 30,
                                                                  1999(c)
                                                                ------------
                                                                (Unaudited)
From Investment Activities:
Operations:
 Net investment income.........................................  $    3,141
 Net realized gains (losses) from investment transactions......       3,734
 Net change in unrealized appreciation (depreciation) from
  investments..................................................      41,647
                                                                 ----------
Change in net assets resulting from operations.................      48,522
                                                                 ----------
Distributions to Class A Shareholders:
 From net investment income....................................        (190)(a)
Distributions to Class B Shareholders:
 From net investment income....................................        (193)(b)
Distributions to Institutional Shareholders:
 From net investment income....................................      (2,377)
                                                                 ----------
Change in net assets from shareholder distributions............      (2,760)
                                                                 ----------
Change in net assets from capital transactions.................   1,870,456
                                                                 ----------
Change in net assets...........................................   1,916,218
Net Assets:
 Beginning of period...........................................         --
                                                                 ----------
 End of period.................................................  $1,916,218
                                                                 ==========

---------
(a) For the period from February 11, 1999 (commencement of operations) through June 30, 1999.
(b) For the period from February 15, 1999 (commencement of operations) through June 30, 1999.
(c) For the period from February 1, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Growth Portfolio

 Financial Highlights, Class A Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $ 9.93
                                                                      ------
Investment Activities
 Net investment income (loss).....................................      0.02
 Net realized and unrealized gains (losses) from investments......      0.15
                                                                      ------
 Total from Investment Activities.................................      0.17
                                                                      ------
Distributions
 Net investment income............................................     (0.02)
                                                                      ------
 Total Distributions..............................................     (0.02)
                                                                      ------
Net change in asset value.........................................      0.15
                                                                      ------
Net Asset Value, End of Period....................................    $10.08
                                                                      ======
Total Return (excludes sales charge)..............................      1.66%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $  131
Ratio of expenses to average net assets...........................      0.86%(c)
Ratio of net investment income to average net assets..............      0.75%(c)
Ratio of expenses to average net assets*..........................     19.37%(c)
Portfolio turnover**..............................................        60%

---------
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 11, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $ 9.84
                                                                      ------
Investment Activities
 Net investment income (loss).....................................      0.01
 Net realized and unrealized gains (losses) from investments......      0.24
                                                                      ------
 Total from Investment Activities.................................      0.25
                                                                      ------
Net change in asset value.........................................      0.25
                                                                      ------
Net Asset Value, End of Period....................................    $10.09
                                                                      ======
Total Return (excludes redemption charge).........................      2.57%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $  658
Ratio of expenses to average net assets...........................      1.45%(c)
Ratio of net investment income to average net assets..............      0.27%(c)
Ratio of expenses to average net assets*..........................     12.57%(c)
Portfolio turnover**..............................................        60%

---------
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 15, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS
Growth Portfolio

 Financial Highlights, Institutional Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $10.00
                                                                      ------
Investment Activities
 Net investment income (loss).....................................      0.02
 Net realized and unrealized gains (losses) from investments......      0.09
                                                                      ------
 Total from Investment Activities.................................      0.11
                                                                      ------
Distributions
 Net investment income............................................     (0.02)
                                                                      ------
 Total Distributions..............................................     (0.02)
                                                                      ------
Net change in asset value.........................................      0.09
                                                                      ------
Net Asset Value, End of Period....................................    $10.09
                                                                      ======
Total Return......................................................      1.11%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $1,127
Ratio of expenses to average net assets...........................      0.66%(c)
Ratio of net investment income to average net assets..............      1.11%(c)
Ratio of expenses to average net assets*..........................      9.76%(c)
Portfolio turnover**..............................................        60%

---------
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from February 1, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

ISG FUNDS                                      Schedule of Portfolio Investments
Aggressive Growth Portfolio                            June 30, 1999 (Unaudited)

 Investment Companies (81.6%)

                                                                       Market
                                                                       Value
                                                             Shares   (Note 2)
                                                             ------- ----------
ISG Capital Growth Fund.....................................  51,183 $  784,127
ISG International Equity Fund...............................  26,677    299,312
ISG Large-Cap Equity Fund...................................  31,916    945,039
ISG Prime Money Market Fund................................. 738,573    738,573
ISG Small-Cap Opportunity Fund(b)...........................  22,972    311,724
                                                                     ----------
TOTAL INVESTMENT COMPANIES (Cost $2,996,468)................          3,078,775
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $2,996,468) (a) -- (81.6%)...........................          3,078,775
Other assets in excess of liabilities -- (18.4%)............            695,297
                                                                     ----------
TOTAL NET ASSETS -- (100.0%)................................         $3,774,072
                                                                     ==========

---------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation.......... $82,327
    Unrealized depreciation..........     (20)
                                      -------
    Net unrealized appreciation...... $82,307
                                      =======

(b) Non-income producing security.
                       See notes to financial statements

ISG FUNDS
Aggressive Growth Portfolio

 Statement of Assets and Liabilities

                                                       June 30, 1999 (Unaudited)

Assets:
Investments, at value (cost $2,996,468).....................         $3,078,775
Interest and dividends receivable...........................              2,698
Receivable for capital shares issued........................            716,828
Receivable from investment adviser..........................             14,975
                                                                     ----------
  Total Assets..............................................          3,813,276
Liabilities:
Distributions payable....................................... $   411
Accrued expenses and other payables:
 Investment advisory fees...................................     243
 Administration fees........................................      40
 Distribution fees..........................................     703
 Custodian fees.............................................     641
 Other......................................................  37,166
                                                             -------
 Total Liabilities..........................................             39,204
                                                                     ----------
Net Assets:
Capital.....................................................          3,691,296
Undistributed (distributions in excess of) net investment
 income.....................................................                 91
Undistributed (distributions in excess of) net realized
 gains......................................................                378
Net unrealized appreciation (depreciation) from
 investments................................................             82,307
                                                                     ----------
Net Assets..................................................         $3,774,072
                                                                     ==========
Class A Shares
 Net Assets.................................................         $  205,374
 Shares outstanding.........................................             19,857
 Redemption price per share.................................         $    10.34
                                                                     ==========
Class A Shares -- Maximum Sales Charge......................              4.75%
                                                                     ----------
 Maximum Offering Price Per Share (100%/(100% -- Maximum
  Sales Charge) of net asset value adjusted to the nearest
  cent).....................................................         $    10.86
                                                                     ==========
Class B Shares
 Net Assets.................................................         $  354,983
 Shares outstanding.........................................             34,501
 Offering price per share*..................................         $    10.29
                                                                     ==========
Institutional Shares
 Net Assets.................................................         $3,213,715
 Shares outstanding.........................................            311,511
 Offering and redemption price per share....................         $    10.32
                                                                     ==========

---------
* Redemption price per share varies by length of time shares are held. Statement of Operations

                              For the period ended June 30, 1999 (a) (Unaudited)

Investment Income:
Interest income.............................................         $     44
Dividend income.............................................            4,817
                                                                     --------
 Total Investment Income....................................            4,861
Expenses:
Investment advisory fees.................................... $ 1,029
Administration fees.........................................     772
Distribution fees -- Class A Shares.........................     114
Distribution fees -- Class B Shares.........................     722
Shareholder servicing fees -- Class A Shares................      68
Shareholder servicing fees -- Class B Shares................     241
Shareholder servicing fees -- Institutional Shares..........     559
Custodian fees..............................................     689
Accounting fees.............................................   9,382
Transfer agent fees.........................................  18,957
Directors' fees.............................................       5
Registration and filing fees................................   9,715
Audit fees..................................................   5,009
Legal fees..................................................   4,030
Other fees..................................................     362
                                                             -------
 Total expenses before voluntary fee
  reductions/reimbursements.................................           51,654
 Expenses voluntarily reduced/reimbursed....................          (47,295)
                                                                     --------
 Net expenses...............................................            4,359
                                                                     --------
Net Investment Income.......................................              502
                                                                     --------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions....              378
Net change in unrealized appreciation (depreciation) from
 investments................................................           82,307
                                                                     --------
Net realized/unrealized gains (losses) from investments.....           82,685
                                                                     --------
Change in net assets resulting from operations..............         $ 83,187
                                                                     ========

---------
(a) For the period from January 13, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Aggressive Growth Portfolio

 Statement of Changes in Net Assets

                                                                Period Ended
                                                                  June 30,
                                                                  1999(a)
                                                                ------------
                                                                (Unaudited)
From Investment Activities:
Operations:
 Net investment income.........................................  $      502
 Net realized gains (losses) from investment transactions......         378
 Net change in unrealized appreciation (depreciation) from
  investments..................................................      82,307
                                                                 ----------
Change in net assets resulting from operations.................      83,187
                                                                 ----------
Distributions to Institutional Shareholders:
 From net investment income....................................        (411)(b)
                                                                 ----------
Change in net assets from shareholder distributions............        (411)
                                                                 ----------
Change in net assets from capital transactions.................   3,691,296
                                                                 ----------
Change in net assets...........................................   3,774,072
Net Assets:
 Beginning of period...........................................          --
                                                                 ----------
 End of period.................................................  $3,774,072
                                                                 ==========

---------
(a) For the period from January 13, 1999 (commencement of operations) through June 30, 1999.
(b) For the period from January 28, 1999 (commencement of operations) through June 30, 1999.
                       See notes to financial statements

ISG FUNDS
Aggressive Growth Portfolio

 Financial Highlights, Class A Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.00
                                                                     ------
Investment Activities
 Net realized and unrealized gains (losses) from investments.....      0.34
                                                                     ------
 Total from Investment Activities................................      0.34
                                                                     ------
Net change in asset value........................................      0.34
                                                                     ------
Net Asset Value, End of Period...................................    $10.34
                                                                     ======
Total Return (excludes sales charge).............................      3.40%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  205
Ratio of expenses to average net assets..........................      0.85%(c)
Ratio of net investment income to average net assets.............     (0.06)%(c)
Ratio of expenses to average net assets*.........................     19.50%(c)
Portfolio turnover**.............................................         2%

---------
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from January 13, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

 Financial Highlights, Class B Shares

                                                                  Period Ended
                                                                    June 30,
                                                                    1999(a)
                                                                  ------------
                                                                  (Unaudited)
Net Asset Value, Beginning of Period.............................    $10.03
                                                                     ------
Investment Activities
 Net investment income (loss)....................................     (0.02)
 Net realized and unrealized gains (losses) from investments.....      0.28
                                                                     ------
 Total from Investment Activities................................      0.26
                                                                     ------
Net change in asset value........................................      0.26
                                                                     ------
Net Asset Value, End of Period...................................    $10.29
                                                                     ======
Total Return (excludes redemption charge)........................      2.59%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  355
Ratio of expenses to average net assets..........................      1.39%(c)
Ratio of net investment income to average net assets.............     (0.67)%(c)
Ratio of expenses to average net assets*.........................     17.63%(c)
Portfolio turnover**.............................................         2%

---------
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from January 27, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.

                       See notes to financial statements

ISG FUNDS
Aggressive Growth Portfolio

 Financial Highlights, Institutional Shares

                                                                   Period Ended
                                                                     June 30,
                                                                     1999(a)
                                                                   ------------
                                                                   (Unaudited)
Net Asset Value, Beginning of Period..............................    $10.05
                                                                      ------
Investment Activities
 Net realized and unrealized gains (losses) from investments......      0.27
                                                                      ------
 Total from Investment Activities.................................      0.27
                                                                      ------
Net change in asset value.........................................      0.27
                                                                      ------
Net Asset Value, End of Period....................................    $10.32
                                                                      ======
Total Return......................................................      2.70%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000).................................    $3,214
Ratio of expenses to average net assets...........................      0.68%(c)
Ratio of net investment income to average net assets..............      0.31%(c)
Ratio of expenses to average net assets*..........................      6.70%(c)
Portfolio turnover**..............................................         2%

---------
 * During the period, certain fees were voluntarily reduced/reimbursed. If such voluntary fee reductions/reimbursements had not occurred, the ratios would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) For the period from January 28, 1999 (commencement of operations) through June 30, 1999.
(b) Not annualized.
(c) Annualized.
                       See notes to financial statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ISG FUNDS

                         Notes to Financial Statements
                                 June 30, 1999
                                  (Unaudited)

Note 1 -- Organization

  ISG Funds, are a separate series of The Infinity Mutual Funds, Inc. (the "Company") which was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Company operates as a series of twenty-three funds. The accompanying financial statements and notes relate to the ISG Treasury Money Market Fund, the ISG Prime Money Market Fund, the ISG Tax-Exempt Money Market Fund (collectively the "Money Market Funds"), the ISG Limited Term U.S. Government Fund, the ISG Government Income Fund, the ISG Municipal Income Fund, the ISG Limited Term Tennessee Tax-Exempt Fund, the ISG Tennessee Tax-Exempt Fund, the ISG Limited Term Income Fund, the ISG Income Fund, the ISG Equity Income Fund, the ISG Large-Cap Equity Fund, the ISG Capital Growth Fund, the ISG Mid-Cap Fund, the ISG Small-Cap Opportunity Fund, the ISG International Equity Fund, the ISG Current Income Portfolio, the ISG Moderate Growth & Income Portfolio, the ISG Growth & Income Portfolio, the ISG Growth Portfolio and the ISG Aggressive Growth Portfolio (collectively, the "Variable Net Asset Value Funds") (individually, a "Fund") and (collectively, the "Funds").

  The TREASURY MONEY MARKET FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Fund will invest only in U.S. Treasury securities and in other securities guaranteed as to principal and interest by the U.S. Government, and repurchase agreements in respect thereof.

  The PRIME MONEY MARKET FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Fund will invest in short-term money market instruments.

  The TAX-EXEMPT MONEY MARKET seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. This Fund will invest primarily in short-term municipal obligations.

  The LIMITED TERM U.S. GOVERNMENT FUND seeks to provide investors with high current income without assuming undue risk. This Fund will invest primarily in a portfolio of U.S. government securities that, under normal market conditions, has an effective duration that approximates that of the Merrill Lynch Government 1 to 5 Year Bond Index.

  The GOVERNMENT INCOME FUND seeks to provide investors with current income. This Fund will invest primarily in securities guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

  The MUNICIPAL INCOME FUND seeks to provide investors with dividend income exempt from Federal income tax. This Fund will invest primarily in investment grade municipal obligations.

  The LIMITED TERM TENNESSEE TAX-EXEMPT FUND seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Fund will invest primarily in a portfolio of investment grade Tennessee municipal obligations that, under normal market conditions, has a duration of under five years and an effective average portfolio maturity ranging between three and five years.

  The TENNESSEE TAX-EXEMPT FUND seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Fund will invest primarily in investment grade Tennessee municipal obligations without regard to maturity.

  The LIMITED TERM INCOME FUND seeks to provide investors with current income without assuming undue risk. This Fund will invest primarily in a portfolio of investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers, which, under normal market conditions, has a duration of under four years.

  The INCOME FUND seeks to provide investors with current income without assuming undue risk. This Fund will invest primarily in a portfolio of investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers, which, under normal market conditions, has an effective duration of 50% to 150% of that of the Merrill Lynch Corporate Government Master Index.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)


  The EQUITY INCOME FUND seeks to provide investors with current income and capital appreciation. This Fund will invest primarily in dividend-paying equity securities of domestic issuers which are expected to provide reasonable income and may have capital appreciation potential.

  The LARGE-CAP EQUITY FUND seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income. This Fund will invest primarily in equity securities of large capitalization (over $1 billion) domestic issuers that have the potential to provide capital appreciation and income.

  The CAPITAL GROWTH FUND seeks to provide investors with capital growth. This Fund will invest primarily in the equity securities of domestic issuers.

  The MID-CAP FUND seeks to provide investors with capital appreciation. This Fund will invest primarily in equity securities of moderate capitalization ($500 million to $5 billion) domestic issuers.

  The SMALL-CAP OPPORTUNITY FUND seeks to provide investors with capital appreciation. This Fund will invest primarily in equity securities of small capitalization (under $1 billion) domestic issuers.

  The INTERNATIONAL EQUITY FUND seeks to provide investors with capital appreciation. This Fund will invest primarily in equity securities of foreign issuers which are established companies in economically developed countries.

  The CURRENT INCOME PORTFOLIO seeks to provide investors with current income. This Fund will allocate its assets among various ISG Funds within a predetermined strategy range which invest primarily in fixed income securities.

  The MODERATE GROWTH & INCOME PORTFOLIO seeks to provide investors with current income and a moderate level of capital growth. This Fund will allocate its assets among various ISG Funds within a predetermined strategy range which invest primarily in equity and fixed income securities.

  The GROWTH & INCOME PORTFOLIO seeks to provide investors with long-term capital growth and a moderate level of current income. This Fund will allocate its assets among various ISG Funds within a predetermined strategy range which invest primarily in equity securities.

  The GROWTH PORTFOLIO seeks to provide investors with long-term capital growth. The Fund will allocate its assets among various ISG Funds within a predetermined strategy range which invest primarily in equity securities.

  The AGGRESSIVE GROWTH PORTFOLIO seeks to provide investors with capital growth. The Fund will allocate its assets among various ISG Funds within a predetermined strategy range which invest primarily in equity securities.

  The Funds are authorized to issue three classes of shares as follows:
Institutional Shares, Class A Shares and Class B Shares (except for the Treasury Money Market Fund and Tax-Exempt Money Market Fund which do not offer Class B Shares and the Limited Term Tennessee Tax-Exempt Fund which does not offer Institutional Shares). Class A Shares are subject to an initial sales charge imposed at the time of purchase and Class B Shares are subject to a contingent deferred sales charge imposed at the time of redemption, as described in the Funds' prospectus. Class A Shares (except for the Money Market Funds) and Class B Shares bear distribution (12b-1) fees. Class A, Class B and Institutional Shares bear shareholder servicing fees. Each class has identical rights and privileges except with respect to the distribution (12b-1) fees paid by Class A and Class B Shares, the shareholder servicing fees paid by each respective class, voting matters affecting a single class of shares and the exchange privileges of each class of shares.

  At June 30, 1999, there were 27 billion shares of the Funds' $0.001 par value common stock authorized, of which each Fund's shares are classified into Class A Shares, Class B Shares and Institutional Shares, except as noted above.

Note 2 -- Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)


A) Security Valuation:

  The Money Market Funds' securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

  The Variable Net Asset Value Funds' investments are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by the Board of Directors. The Service may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations. Investments in foreign securities of the International Equity Fund are valued based on quotations from the primary market in which they are traded. Investment companies are valued at the published net asset value per share. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, which approximates market value. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. The differences between cost and market values of such investments are reflected as unrealized appreciation or depreciation.

B) Security Transactions and Investment Income:

  Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments (when applicable), is accrued daily. Dividend income is recorded on the ex-dividend date.

C) Repurchase Agreements:

  The Funds may invest in repurchase agreements from financial institutions, such as banks and broker-dealers approved by the Board of Directors. The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

D) Securities Purchased on a When-Issued Basis:

  Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

E) Foreign Currency Translation:

  The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

  Reported net realized foreign exchange gains or losses arise from sales and maturities of fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

F) Risks Associated with Foreign Securities and Currencies:

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

G) Forward Currency Contracts:

  The International Equity Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

  Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. The following forwards were open at June 30, 1999.

                                                         Unrealized Unrealized
                                                            Gain       Loss
                                                         ---------- ----------
   48,893 British Pounds vs. $77,886 for value date,
    July 1, 1999........................................     --       $(816)
   4,719,647 Japanese Yen vs. $38,970 for value date,
    July 1, 1999........................................     --         (24)
                                                            ---       -----
                                                             --       $(840)
                                                            ===       =====

H) Securities Lending:

  To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

  When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the adviser to be of good standing and
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

creditworthy under guidelines established by the Board of Directors and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. According to GAAP, a statement of cash flows is presented if the Fund loaned out, on average, more than 10% of net assets during the year. Under this guideline, a statement of cash flows is presented for the Treasury Money Market Fund, Equity Income Fund and Capital Growth Fund. As of June 30, 1999, the following Funds had securities with the following market values on loan:

                                                         Market    Market Value
                                                        Value of    of Loaned
                                                       Collateral   Securities
                                                      ------------ ------------
Treasury Money Market Fund........................... $ 46,281,250 $ 45,739,700
Government Income Fund...............................  172,340,198  168,682,620
Equity Income Fund...................................   28,129,804   27,532,806
Large-Cap Equity Fund................................   69,571,810   68,095,288
Capital Growth Fund..................................   81,290,665   79,565,431
Small-Cap Opportunity Fund...........................   23,697,283   23,194,356

  The loaned securities were fully collateralized by cash which was invested in U.S. government securities, commercial paper, investment companies and repurchase agreements at June 30, 1999.

  As disclosed in the schedules of portfolio investments the Government Income, Equity Income, Large-Cap Equity, Capital Growth and Small-Cap Opportunity Funds collectively invested cash collateral in a Lehman Brothers Repurchase Agreement with an interest rate of 5.50% and a maturity of 7/1/99 which was collateralized by the following securities:

  Principal                      Description                       Market Value
  ---------                      -----------                       ------------
 $   108,492 Bear Stearns Mortgage           7.00%         1/25/13  $   90,771
             Various CMC Securities
   2,437,677 Corp.                           0.00%        10/25/24   1,254,091
     510,000 CMST                            0.00%          2/1/15      25,500
  10,138,000 Various Fannie Mae              6.50% 3/20/10-6/20/14   9,631,202
             GMAC Commercial Mortgage
   1,000,000 Securities Inc.                 0.00%         1/15/13     921,700
             Lehman Home Equity Loan
     965,552 Trust                           0.00%         5/25/28      64,982
             Various Merit Securities
   6,933,000 Corp.                      6.50-8.00%         1/28/27   6,032,306
             Various Residential
   3,833,978 Funding Mortgage Corp.          7.00%         3/25/12   2,587,671
       1,000 Ryland Acceptance Corp.         0.00%         5/15/00         900
             Saxon Mortgage
     311,949 Securities                      6.25%         5/25/09     247,583
   2,451,718 Various SMSC               6.25-7.00% 5/25/09-7/25/24   1,115,764
             Various Structured Asset
   3,736,983 Securities Corp.           0.00-7.43% 7/25/13-10/1/36     994,616

I) Expenses:

  The Limited Term U.S. Government, Limited Term Tennessee Tax-Exempt, Equity Income and Capital Growth Funds incurred certain costs in connection with their organization. These costs were deferred and are being amortized on a straight-line basis over five years from their commencement of operations. ISG accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general ISG or Company expenses are allocated among the ISG Funds' or Company's respective Funds based on the relative net assets of each Fund.

J) Federal Income Taxes:

  For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of each Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that they distribute substantially all of their income and capital gains to shareholders. Therefore, no federal income tax provision is required.

                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

K) Dividends and Distributions to Shareholders:

  Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly for the Treasury Money Market Fund, Prime Money Market Fund, Tax-Exempt Money Market Fund, Limited Term U.S. Government Fund, Limited Term Tennessee Tax-Exempt Fund, Tennessee Tax-Exempt Fund, Limited Term Income Fund and Income Fund. Dividends are declared and paid monthly for the Government Income Fund, Municipal Income Fund, Equity Income Fund and Current Income Portfolio. Dividends, if any, are declared and paid quarterly for the Large-Cap Equity Fund, Capital Growth Fund, Mid-Cap Fund, Small-Cap Opportunity Fund, Moderate Growth & Income Portfolio, Growth & Income Portfolio, Growth Portfolio and Aggressive Growth Portfolio. Dividends, if any, are declared and distributed annually for International Equity Fund. For all Funds, distributions of net realized gains, if any, will be paid at least annually.

  Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations that may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Note 5 -- Related Party Transactions

  First American National Bank ("First American") serves as the Funds' investment adviser and is a wholly-owned subsidiary of First American Corp.

  Bennett Lawrence Management, LLC serves as the sub-investment adviser to the ISG Mid-Cap Fund. Womack Asset Management, Inc. serves as the sub-investment adviser to the ISG Small-Cap Opportunity Fund. Lazard Asset Management serves as the sub-investment adviser to the ISG International Equity Fund. Under the terms of the sub-investment advisory agreements, Bennett Lawrence, Womack and Lazard are entitled to receive fees from First American based on a percentage of the average daily net assets of their respective funds. The agreements stipulate Bennet Lawrence to receive 0.75% on the first $25 million, .625% on the next $50 million, and .50% on assets in excess of $75 million of the value of the Mid-Cap Fund's average daily net assets, Womack to receive a monthly fee of 0.35% of the value of Small-Cap Opportunity Fund's average daily net assets and Lazard to receive a monthly fee of 0.50% of the value of International Equity Fund's average daily net assets.

  BISYS Fund Services Ohio, Inc. ("BISYS") serves as the Funds' administrator and distributor. BISYS is a subsidiary of The BISYS Group, Inc.

  As investment adviser, First American manages the investments of each Fund, supervises the sub-investment advisers with respect to the ISG Mid-Cap Fund, the ISG Small-Cap Opportunity Fund and the ISG International Equity Fund and is responsible for all purchases and sales of each Fund's investment securities.

  Pursuant to the Administration Agreement, BISYS assists in supervising the operations of the Funds. For its services, BISYS is entitled to receive a fee at the annual rate of 0.10% of the average daily net assets of each Money Market Fund and 0.15% of the average daily net assets of each Variable Net Asset Value Fund.

  Pursuant to the Shareholder Service Plan, the Funds pay BISYS for the provision of certain services at an annual rate of 0.15% of the value of the average daily net assets represented by Institutional Shares (except for the Limited Term Tennessee Tax-Exempt Fund which does not offer Institutional Shares) and Class A Shares (0.25% in the case of Class A Shares of the Money Market Funds) and at an annual rate of 0.25% of the value of the average daily net assets represented by Class B Shares. The services provided may include personal services relating to shareholder accounts and services related to the maintenance of such shareholder accounts. BISYS may pay financial institutions, including the investment adviser, broker/dealers and other institutions in respect to these services.

  Pursuant to the Distribution Plan, each Fund pays BISYS for advertising, marketing and distributing Class A Shares (other than the Money Market Funds) and Class B Shares (other than the Treasury Money Market Fund and Tax-Exempt Money Market Fund which do not offer Class B Shares) at an annual rate of 0.25% of the average daily net assets represented by Class A Shares and at an annual rate of 0.75% of the average daily net assets represented by Class B Shares. BISYS may pay financial institutions, broker/dealers and other institutions, in respect of these services.

                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

  For the six months ended June 30, 1999, BISYS realized $322,696 from commissions on the sales of Class A Shares and Class B Shares, of which, $8,012 was reallowed to affiliated broker/dealers of the Funds.

  BISYS Fund Services Ohio, Inc., a subsidiary of The BISYS Group, Inc., serves the Funds as Transfer Agent and Mutual Fund Accountant. The Mutual Fund Accountant fees are included in the Administration Agreement, plus out of pocket costs. The Transfer Agent Fees are based on a fixed fee of $12,500 per class, plus out of pocket costs.

  Certain officers and Directors of the Company are "affiliated persons" (as defined in the Act) of BISYS and therefore do not receive compensation. As of the May 13, 1999 Board meeting, each "non-affiliated" Director will receive an annual fee of $14,000, a meeting fee of $2,500 per meeting and $1,000 for each telephonic meeting for services relating to the Company. These fees are effective as of the next regular Board meeting on August 12, 1999.

  Information regarding these transactions for the six months ended June 30, 1999 is as follows:

                                                      Administration Distribution Fees --
                           Investment Advisory Fees        Fees         Class A Shares           Reimbursements
                          --------------------------- -------------- -------------------- -----------------------------
                             Annual Fee    Voluntary    Voluntary         Voluntary
                          Before Voluntary    Fee          Fee               Fee          Class A Class B Institutional
                           Fee Reductions  Reductions   Reductions        Reductions      Shares  Shares     Shares
                          ---------------- ---------- -------------- -------------------- ------- ------- -------------
Treasury Money Market
 Fund...................       0.25%        $    --      $    --           $    --        $72,186 $    --    $ 6,414
Prime Money Market
 Fund...................       0.25%             --           --                --         50,473      --         --
Tax-Exempt Money Market
 Fund...................       0.35%             --           --                --             --      --         --
Limited Term U.S.
 Government Fund........       0.50%         37,707        1,486             3,187             --      --         --
Government Income Fund..       0.60%             --           --             1,898            665      --    144,087
Municipal Income Fund...       0.60%         91,213           --             3,314             --      --         --
Limited Term Tennessee
 Tax-Exempt Fund........       0.50%         11,067       11,066            24,112             --      --         --
Tennessee Tax-Exempt
 Fund...................       0.50%             --           --                --             --      --         --
Limited Term Income
 Fund...................       0.50%             --           --                --             --      --         --
Income Fund.............       0.50%             --           --                --             --      --         --
Equity Income Fund......       0.65%             --           --                --             --      --         --
Large-Cap Equity Fund...       0.75%             --           --            79,460         26,806      --    282,480
Capital Growth Fund.....       0.65%             --           --                --             --      --         --
Mid-Cap Fund............       1.00%             --           --                --             --      --         --
Small-Cap Opportunity
 Fund...................       0.95%             --           --            14,544          6,075      --     48,903
International Equity
 Fund...................       1.00%         40,439           --               155             --      --         --
Current Income
 Portfolio..............       0.20%            150           --                --             92   2,822     43,324
Moderate Growth & Income
 Portfolio..............       0.20%            346           --                --          8,918  25,965      9,775
Growth & Income
 Portfolio..............       0.20%            756           --                --          2,935  28,095     14,256
Growth Portfolio........       0.20%            402           --                --          6,915  16,366     19,903
Aggressive Growth
 Portfolio..............       0.20%            514           --                --          8,522  15,694     22,565

                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

Note 6 -- Purchases and Sales of Investment Securities

  For the six months ended June 30, 1999, the cost of purchases and the proceeds from sales of fund securities (excluding short-term investments) were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
Limited Term U.S. Government Fund.................... $  6,223,590 $  3,892,936
Government Income Fund...............................   55,783,075    2,508,000
Municipal Income Fund................................   99,764,479   89,445,021
Limited Term Tennessee Tax-Exempt Fund...............    9,128,926    9,261,232
Tennessee Tax-Exempt Fund............................   32,272,747   36,468,293
Limited Term Income Fund.............................   20,801,216   16,680,758
Income Fund..........................................   25,229,555   16,274,946
Equity Income Fund...................................   65,738,633   66,093,972
Large-Cap Equity Fund................................   19,609,965  159,055,599
Capital Growth Fund..................................  187,155,707  157,763,821
Mid-Cap Fund.........................................    6,574,013      119,918
Small-Cap Opportunity Fund...........................  103,918,053  108,451,140
International Equity Fund............................    6,197,380    6,874,628
Current Income Portfolio.............................      647,697       73,485
Moderate Growth & Income Portfolio...................    5,308,269      968,089
Growth & Income Portfolio............................   10,420,685    2,187,428
Growth Portfolio.....................................    2,276,024      654,077
Aggressive Growth Portfolio..........................    2,925,629       23,937

Note 7 -- Concentration of Credit Risk

  The Limited Term Tennessee Tax-Exempt Fund and Tennessee Tax-Exempt Fund invest substantially all of their assets in a non-diversified portfolio of tax-exempt debt obligations primarily consisting of securities issued by the State of Tennessee, its municipalities, counties and other taxing districts. The issuers' abilities to meet their obligations may be affected by Tennessee economic, regional and political developments.

  The Municipal Income Fund, Limited Term Tennessee Tax-Exempt Fund and Tennessee Tax-Exempt Fund had the following concentrations by sector at June 30, 1999 (as a percentage of total investments):

                                                         Limited Term
                                               Municipal  Tennessee   Tennessee
                                                Income    Tax-Exempt  Tax-Exempt
                                                 Fund        Fund        Fund
                                               --------- ------------ ----------
General Obligation............................    40.1%      54.9%       47.4%
Utilities.....................................    15.1%       9.5%       18.3%
Health & Medical..............................     9.8%       7.0%       17.4%
Educational...................................    13.8%       9.7%        3.2%
Transportation................................     4.6%        --         2.2%
Housing.......................................     5.7%       4.4%         --
Others........................................     9.2%       7.5%       11.5%
Cash and Cash Equivalents.....................     1.7%       7.0%         --
                                                 -----      -----       -----
                                                 100.0%     100.0%      100.0%
                                                 =====      =====       =====

                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

Note 8 -- Capital Share Transactions

Transactions in shares in the multi-class Funds are summarized below:

                          Treasury Money Market Fund      Prime Money Market Fund
                          ----------------------------  ----------------------------
                           Six Months                    Six Months        Year
                              Ended       Year Ended        Ended          Ended
                            June 30,     December 31,     June 30,     December 31,
                              1999           1998           1999           1998
                          -------------  -------------  -------------  -------------
                           (Unaudited)                   (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................  $ 285,637,865  $ 451,868,071  $ 301,400,117  $ 570,797,942
 Dividends reinvested...        359,486        394,398      5,813,083      1,864,545
 Cost of shares
  redeemed..............   (315,584,834)  (361,844,685)  (300,389,034)  (318,621,139)
                          -------------  -------------  -------------  -------------
                            (29,587,483)    90,417,784      6,824,166    254,041,348
                          -------------  -------------  -------------  -------------
Class B Shares:
 Proceeds from shares
  issued................             --             --        485,283        232,471 (a)
 Dividends reinvested...             --             --          2,684          1,499 (a)
 Cost of shares
  redeemed..............             --             --       (340,345)       (47,165)(a)
                          -------------  -------------  -------------  -------------
                                     --             --        147,622        186,805
                          -------------  -------------  -------------  -------------
Institutional Shares:
 Proceeds from shares
  issued................    239,348,425    382,986,334    197,523,784    190,307,006
 Dividends reinvested...        126,271         10,935          7,826              1
 Cost of shares
  redeemed..............   (210,122,977)  (187,178,191)  (136,549,097)  (149,980,261)
                          -------------  -------------  -------------  -------------
                             29,351,719    195,819,078     60,982,513     40,326,746
                          -------------  -------------  -------------  -------------
Total net increase
 (decrease) from capital
 transactions...........  $    (235,764) $ 286,236,862  $  67,954,301  $ 294,554,899
                          =============  =============  =============  =============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................    285,637,865    451,868,071    301,400,119    570,797,942
 Reinvested.............        359,486        394,398      5,813,083      1,864,545
 Redeemed...............   (315,584,834)  (361,844,685)  (300,389,034)  (318,621,139)
                          -------------  -------------  -------------  -------------
                            (29,587,483)    90,417,784      6,824,168    254,041,348
                          -------------  -------------  -------------  -------------
Class B Shares:
 Issued.................             --             --        485,283        232,471 (a)
 Reinvested.............             --             --          2,684          1,499 (a)
 Redeemed...............             --             --       (340,345)       (47,165)(a)
                          -------------  -------------  -------------  -------------
                                     --             --        147,622        186,805
                          -------------  -------------  -------------  -------------
Institutional Shares:
 Issued.................    239,347,592    382,986,334    197,523,784    190,307,006
 Reinvested.............        126,271         10,935          7,826              1
 Redeemed...............   (210,122,977)  (187,178,191)  (136,549,097)  (149,980,261)
                          -------------  -------------  -------------  -------------
                             29,350,886    195,819,078     60,982,513     40,326,746
                          -------------  -------------  -------------  -------------
Total net increase
 (decrease) from share
 transactions...........       (236,597)   286,236,862     67,954,303    294,554,899
                          =============  =============  =============  =============

---------
(a) For the period from July 23, 1998 (commencement of operations) through December 31, 1998.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)


                                Tax-Exempt
                               Money Market          Limited Term
                                   Fund          U.S. Government Fund
                               ------------  -----------------------------
                               Period Ended  Six Months Ended  Year Ended
                                 June 30,        June 30,     December 31,
                                 1999(a)           1999           1998
                               ------------  ---------------- ------------
                               (Unaudited)     (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares issued.. $  4,938,574    $   942,997    $ 33,332,277
 Dividends reinvested.........           --         45,341          52,770
 Cost of shares redeemed......   (3,242,883)      (407,017)    (52,018,890)
                               ------------    -----------    ------------
                                  1,695,691        581,321     (18,633,843)
                               ------------    -----------    ------------
Class B Shares:
 Proceeds from shares issued..           --        239,772         428,519 (b)
 Dividends reinvested.........           --          7,324           5,919 (b)
 Cost of shares redeemed......           --       (104,390)         (7,611)(b)
                               ------------    -----------    ------------
                                         --        142,706         426,827
                               ------------    -----------    ------------
Institutional Shares:
 Proceeds from shares issued..  135,104,572      4,814,371      47,242,730 (c)
 Dividends reinvested.........           --        357,884              -- (c)
 Cost of shares redeemed......  (36,708,970)    (6,681,798)       (764,822)(c)
                               ------------    -----------    ------------
                                 98,395,602     (1,509,543)     46,477,908
                               ------------    -----------    ------------
Total net increase (decrease)
 from capital transactions.... $100,091,293    $  (785,516)   $ 28,270,892
                               ============    ===========    ============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.......................    4,938,574         93,270       3,245,674
 Reinvested...................           --          4,465           5,139
 Redeemed.....................   (3,242,883)       (40,037)     (4,999,183)
                               ------------    -----------    ------------
                                  1,695,691         57,698      (1,748,370)
                               ------------    -----------    ------------
Class B Shares:
 Issued.......................           --         23,656          42,105 (b)
 Reinvested...................           --            721             577 (b)
 Redeemed.....................           --        (10,337)           (749)(b)
                               ------------    -----------    ------------
                                         --         14,040          41,933
                               ------------    -----------    ------------
Institutional Shares:
 Issued.......................  135,104,572        474,596       4,594,333 (c)
 Reinvested...................           --         35,252              -- (c)
 Redeemed.....................  (36,708,970)      (657,030)        (74,494)(c)
                               ------------    -----------    ------------
                                 98,395,602       (147,182)      4,519,839
                               ------------    -----------    ------------
Total net increase (decrease)
 from share transactions......  100,091,293        (75,444)      2,813,402
                               ============    ===========    ============

---------
(a) For the period from May 3, 1999 (commencement of operations) through June 30, 1999.
(b) For the period from March 3, 1998 (commencement of operations) through December 31, 1998.
(c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

                                    Government Income Fund                             Municipal Income Fund
                          -------------------------------------------------  ------------------------------------------------
                          Six Months Ended   Period Ended       Year Ended   Six Months Ended   Period Ended      Year Ended
                              June 30,       December 31,      February 28,      June 30,       December 31,     February 28,
                                1999            1998(a)            1998            1999           1998(a)            1998
                          ----------------   -------------     ------------  ----------------   ------------     ------------
                            (Unaudited)                                        (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................    $    606,306     $ 100,273,406     $ 97,746,058    $ 2,039,035      $ 16,018,219     $ 12,400,013
 Dividends reinvested...          27,965         4,696,756        5,515,899         23,396            18,913           26,535
 Cost of shares
  redeemed..............        (284,751)     (383,504,573)     (92,600,823)      (662,812)      (63,292,954)     (12,157,682)
                            ------------     -------------     ------------    -----------      ------------     ------------
                                 349,520      (278,534,411)      10,661,134      1,399,619       (47,255,822)         268,866
                            ------------     -------------     ------------    -----------      ------------     ------------
Class B Shares:
 Proceeds from shares
  issued................         597,054 (b)            --               --        409,951 (d)            --               --
 Dividends reinvested...           3,114 (b)            --               --          2,181 (d)            --               --
 Cost of shares
  redeemed..............          (3,750)(b)            --               --        (49,331)(d)            --               --
                            ------------     -------------     ------------    -----------      ------------     ------------
                                 596,418                --               --        362,801                --               --
                            ------------     -------------     ------------    -----------      ------------     ------------
Institutional Shares:
 Proceeds from shares
  issued................     111,093,791       299,288,856 (c)           --     12,940,473        55,260,352 (c)           --
 Dividends reinvested...       4,056,171                -- (c)           --         43,312                -- (c)           --
 Cost of shares
  redeemed..............     (45,735,494)       (3,700,206)(c)           --     (4,700,872)         (417,507)(c)           --
                            ------------     -------------     ------------    -----------      ------------     ------------
                              69,414,468       295,588,650               --      8,282,913        54,842,845               --
                            ------------     -------------     ------------    -----------      ------------     ------------
Total net increase
 (decrease) from capital
 transactions...........    $ 70,360,406     $  17,054,239     $ 10,661,134    $10,045,333      $  7,587,023     $    268,866
                            ============     =============     ============    ===========      ============     ============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................          60,187         9,822,777        9,911,035        187,017         1,473,050        1,162,205
 Reinvested.............           2,760           460,321          561,104          2,159             1,731            2,485
 Redeemed...............         (28,138)      (37,005,291)      (9,367,967)       (60,780)       (5,756,013)      (1,136,101)
                            ------------     -------------     ------------    -----------      ------------     ------------
                                  34,809       (26,722,193)       1,104,172        128,396        (4,281,232)          28,589
                            ------------     -------------     ------------    -----------      ------------     ------------
Class B Shares:
 Issued.................          59,633 (b)            --               --         37,676 (d)            --               --
 Reinvested.............             310 (b)            --               --            203 (d)            --               --
 Redeemed...............            (379)(b)            --               --         (4,641)(d)            --               --
                            ------------     -------------     ------------    -----------      ------------     ------------
                                  59,564                --               --         33,238                --               --
                            ------------     -------------     ------------    -----------      ------------     ------------
Institutional Shares:
 Issued.................      10,871,550        28,716,929 (c)           --      1,190,748         5,018,064 (c)           --
 Reinvested.............         400,837                -- (c)           --          4,016                -- (c)           --
 Redeemed...............      (4,488,644)         (355,731)(c)           --       (432,405)          (37,974)(c)           --
                            ------------     -------------     ------------    -----------      ------------     ------------
                               6,783,743        28,361,198               --        762,359         4,980,090               --
                            ------------     -------------     ------------    -----------      ------------     ------------
 Total net increase
  (decrease) from share
  transactions..........       6,878,116         1,639,005        1,104,172        923,993           698,858           28,589
                            ============     =============     ============    ===========      ============     ============

---------
(a) For the period from March 1, 1998 through December 31, 1998.
(b) For the period from January 21, 1999 (commencement of operations) through June 30, 1999.
(c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
(d) For the period from February 3, 1999 (commencement of operations) through June 30, 1999.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

                         Limited Term Tennessee         Tennessee Tax-Exempt
                             Tax-Exempt Fund                    Fund
                         ------------------------     -------------------------
                         Six Months                   Six Months
                            Ended     Year Ended         Ended      Year Ended
                          June 30,     December        June 30,    December 31,
                            1999       31, 1998          1999          1998
                         -----------  -----------     -----------  ------------
                         (Unaudited)                  (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................ $ 2,863,567  $ 3,962,167     $ 1,169,454  $  1,752,569
 Dividends reinvested...       5,013       12,988          20,527        50,304
 Cost of shares
  redeemed..............  (2,511,905)  (7,373,121)       (909,714)     (552,522)
                         -----------  -----------     -----------  ------------
                             356,675   (3,397,966)        280,267     1,250,351
                         -----------  -----------     -----------  ------------
Class B Shares:
 Proceeds from shares
  issued................     173,008      755,289 (a)     224,733     1,466,601 (b)
 Dividends reinvested...       4,975        8,566 (a)       8,293        11,439 (b)
 Cost of shares
  redeemed..............    (100,643)     (30,613)(a)     (33,829)      (85,460)(b)
                         -----------  -----------     -----------  ------------
                              77,340      733,242         199,197     1,392,580
                         -----------  -----------     -----------  ------------
Institutional Shares:
 Proceeds from shares
  issued................          --           --       4,239,908     7,579,865
 Dividends reinvested...          --           --          45,570       362,424
 Cost of shares
  redeemed..............          --           --      (7,769,703)  (17,158,922)
                         -----------  -----------     -----------  ------------
                                  --           --      (3,484,225)   (9,216,633)
                         -----------  -----------     -----------  ------------
Total net increase (de-
 crease) from capital
 transactions........... $   434,015  $(2,664,724)    $(3,004,761) $ (6,573,702)
                         ===========  ===========     ===========  ============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................     284,206      390,602         115,771       171,828
 Reinvested.............         499        1,281           2,024         4,932
 Redeemed...............    (249,132)    (727,402)        (90,194)      (54,274)
                         -----------  -----------     -----------  ------------
                              35,573     (335,519)         27,601       122,486
                         -----------  -----------     -----------  ------------
Class B Shares:
 Issued.................      17,115       74,613 (a)      22,356       144,107 (b)
 Reinvested.............         493          844 (a)         816         1,117 (b)
 Redeemed...............     (10,207)      (2,987)(a)      (3,332)       (8,459)(b)
                         -----------  -----------     -----------  ------------
                               7,401       72,470          19,840       136,765
                         -----------  -----------     -----------  ------------
Institutional Shares:
 Issued.................          --           --         419,421       746,499
 Reinvested.............          --           --           4,490        35,452
 Redeemed...............          --           --        (768,695)   (1,681,956)
                         -----------  -----------     -----------  ------------
                                  --           --        (344,784)     (900,005)
                         -----------  -----------     -----------  ------------
Total net increase (de-
 crease) from share
 transactions...........      42,974     (263,049)       (297,343)     (640,754)
                         ===========  ===========     ===========  ============

---------
(a) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.
(b) For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

                          Limited Term Income Fund             Income Fund
                          --------------------------     -------------------------
                           Six Months                    Six Months
                             Ended       Year Ended         Ended      Year Ended
                            June 30,    December 31,      June 30,    December 31,
                              1999          1998            1999          1998
                          ------------  ------------     -----------  ------------
                          (Unaudited)                    (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................  $  1,326,636  $  4,247,501     $ 1,305,210  $  2,623,611
 Dividends reinvested...       160,454       356,704          50,145        67,401
 Cost of shares
  redeemed..............    (1,861,365)   (3,059,492)       (186,482)     (166,568)
                          ------------  ------------     -----------  ------------
                              (374,275)    1,544,713       1,168,873     2,524,444
                          ------------  ------------     -----------  ------------
Class B Shares:
 Proceeds from shares
  issued................       151,078       596,723 (a)     337,700     1,212,642 (a)
 Dividends reinvested...         9,600        12,488 (a)      24,749        36,013 (a)
 Cost of shares
  redeemed..............       (43,474)      (10,782)(a)    (217,298)      (11,721)(a)
                          ------------  ------------     -----------  ------------
                               117,204       598,429         145,151     1,236,934
                          ------------  ------------     -----------  ------------
Institutional Shares:
 Proceeds from shares
  issued................    17,288,142    17,402,254      21,361,996    13,962,624
 Dividends reinvested...       897,243     1,814,546         774,101     1,919,389
 Cost of shares
  redeemed..............   (11,417,027)  (19,236,804)     (5,456,618)  (10,810,920)
                          ------------  ------------     -----------  ------------
                             6,768,358       (20,004)     16,679,479     5,071,093
                          ------------  ------------     -----------  ------------
Total net increase
 (decrease) from capital
 transactions...........  $  6,511,287  $  2,123,138     $17,993,503  $  8,832,471
                          ============  ============     ===========  ============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................       133,477       423,480         128,025       252,785
 Reinvested.............        16,126        35,505           4,936         6,446
 Redeemed...............      (187,812)     (304,615)        (18,601)      (15,901)
                          ------------  ------------     -----------  ------------
                               (38,209)      154,370         114,360       243,330
                          ------------  ------------     -----------  ------------
Class B Shares:
 Issued.................        15,332        59,685 (a)      33,338       117,222 (a)
 Reinvested.............           967         1,241 (a)       2,437         3,447 (a)
 Redeemed...............        (4,386)       (1,067)(a)     (21,892)       (1,125)(a)
                          ------------  ------------     -----------  ------------
                                11,913        59,859          13,883       119,544
                          ------------  ------------     -----------  ------------
Institutional Shares:
 Issued.................     1,734,558     1,734,900       2,124,599     1,349,996
 Reinvested.............        90,233       180,765          76,220       184,826
 Redeemed...............    (1,151,885)   (1,918,236)       (541,044)   (1,041,209)
                          ------------  ------------     -----------  ------------
                               672,906        (2,571)      1,659,775       493,613
                          ------------  ------------     -----------  ------------
Total net increase (de-
 crease) from share
 transactions...........       646,610       211,658       1,788,018       856,487
                          ============  ============     ===========  ============

---------
(a) For the period from February 4, 1998 (commencement of operations) through December 31, 1998.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

                            Equity Income Fund                   Large-Cap Equity Fund
                          ------------------------     ----------------------------------------------
                          Six Months                    Six Months
                             Ended     Year Ended          Ended      Period Ended       Year Ended
                           June 30,     December         June 30,     December 31,      February 28,
                             1999       31, 1998           1999          1998(b)            1998
                          -----------  -----------     -------------  -------------     -------------
                          (Unaudited)                   (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................  $ 2,307,811  $ 3,518,621     $  14,861,917  $ 114,374,074     $ 146,010,215
 Dividends reinvested...       17,344      544,283            13,117     27,316,773         4,620,893
 Cost of shares
  redeemed..............     (546,646)    (448,062)       (4,101,788)  (882,188,167)     (124,793,931)
                          -----------  -----------     -------------  -------------     -------------
                            1,778,509    3,614,842        10,773,246   (740,497,320)       25,837,177
                          -----------  -----------     -------------  -------------     -------------
Class B Shares:
 Proceeds from shares
  issued................    3,514,140    4,390,413 (a)    11,468,369         96,706 (c)            --
 Dividends reinvested...       15,362      503,786 (a)            13             -- (c)            --
 Cost of shares
  redeemed..............     (480,430)    (330,052)(a)      (256,804)            -- (c)            --
                          -----------  -----------     -------------  -------------     -------------
                            3,049,072    4,564,147        11,211,578         96,706                --
                          -----------  -----------     -------------  -------------     -------------
Institutional Shares:
 Proceeds from shares
  issued................   10,547,662    9,946,074        57,409,009    740,608,981 (d)            --
 Dividends reinvested...       41,840    9,267,437           145,182             -- (d)            --
 Cost of shares
  redeemed..............   (9,937,312)  (9,579,278)     (183,578,300)   (12,333,131)(d)            --
                          -----------  -----------     -------------  -------------     -------------
                              652,190    9,634,233      (126,024,109)   728,275,850                --
                          -----------  -----------     -------------  -------------     -------------
Total net increase
 (decrease) from capital
 transactions...........  $ 5,479,771  $17,813,222     $(104,039,285) $ (12,124,764)    $  25,837,177
                          ===========  ===========     =============  =============     =============
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................      227,858      313,892           524,955      4,798,706         7,924,532
 Reinvested.............        1,716       55,085               464      1,053,720           234,089
 Redeemed...............      (52,676)     (42,400)         (145,015)   (34,859,881)       (6,448,544)
                          -----------  -----------     -------------  -------------     -------------
                              176,898      326,577           380,404    (29,007,455)        1,710,077
                          -----------  -----------     -------------  -------------     -------------
Class B Shares:
 Issued.................      344,693      396,049 (a)       405,997          3,648 (c)            --
 Reinvested.............        1,522       51,347 (a)            --             -- (c)            --
 Redeemed...............      (47,149)     (30,243)(a)        (9,160)            -- (c)            --
                          -----------  -----------     -------------  -------------     -------------
                              299,066      417,153           396,837          3,648                --
                          -----------  -----------     -------------  -------------     -------------
Institutional Shares:
 Issued.................    1,038,884      907,955         2,034,506     29,010,448 (d)            --
 Reinvested.............        4,129      936,932             5,170             -- (d)            --
 Redeemed...............     (976,997)    (856,372)       (6,549,735)      (454,578)(d)            --
                          -----------  -----------     -------------  -------------     -------------
                               66,016      988,515        (4,510,059)    28,555,870                --
                          -----------  -----------     -------------  -------------     -------------
Total net increase
 (decrease) from share
 transactions...........      541,980    1,732,245        (3,732,818)      (447,937)        1,710,077
                          ===========  ===========     =============  =============     =============

---------
(a) For the period from February 3, 1998 (commencement of operations) through December 31, 1998.
(b) For the period from March 1, 1998 through December 31, 1998.
(c) For the period from December 15, 1998 (commencement of operations) through December 31, 1998.
(d) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

                                                                      Mid-
                                                                   Cap Equity
                                       Capital Growth Fund            Fund
                                    --------------------------     -----------
                                     Six Months       Year           Period
                                       Ended         Ended            Ended
                                      June 30,    December 31,      June 30,
                                        1999          1998           1999(b)
                                    ------------  ------------     -----------
                                    (Unaudited)                    (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares issued....... $  3,267,429  $  3,357,975     $  474,843
 Dividends reinvested..............           --       629,861             --
 Cost of shares redeemed...........     (695,403)     (390,437)          (265)
                                    ------------  ------------     ----------
                                       2,572,026     3,597,399        474,578
                                    ------------  ------------     ----------
Class B Shares:
 Proceeds from shares issued.......    3,013,295     2,770,518 (a)    345,595
 Dividends reinvested..............           --       321,359 (a)         --
 Cost of shares redeemed...........     (411,716)     (255,741)(a)         --
                                    ------------  ------------     ----------
                                       2,601,579     2,836,136        345,595
                                    ------------  ------------     ----------
Institutional Shares:
 Proceeds from shares issued.......   54,880,787    14,229,454      7,506,647
 Dividends reinvested..............        6,691    25,469,627             --
 Cost of shares redeemed...........  (24,439,961)  (25,728,858)       (11,580)
                                    ------------  ------------     ----------
                                      30,447,517    13,970,223      7,495,067
                                    ------------  ------------     ----------
Total net increase (decrease) from
 capital transactions.............. $ 35,621,122  $ 20,403,758     $8,315,240
                                    ============  ============     ==========
SHARE TRANSACTIONS:
Class A Shares:
 Issued............................      220,997       238,241         46,236
 Reinvested........................           --        48,319             --
 Redeemed..........................      (46,422)      (27,381)           (25)
                                    ------------  ------------     ----------
                                         174,575       259,179         46,211
                                    ------------  ------------     ----------
Class B Shares:
 Issued............................      208,134       198,308 (a)     33,586
 Reinvested........................           --        25,125 (a)         --
 Redeemed..........................      (28,614)      (18,450)(a)         --
                                    ------------  ------------     ----------
                                         179,520       204,983         33,586
                                    ------------  ------------     ----------
Institutional Shares:
 Issued............................    3,791,202     1,020,991        747,752
 Reinvested........................          475     1,969,036             --
 Redeemed..........................   (1,665,216)   (1,842,736)        (1,093)
                                    ------------  ------------     ----------
                                       2,126,461     1,147,291        746,659
                                    ------------  ------------     ----------
Total net increase (decrease) from
 share transactions................    2,480,556     1,611,453        826,456
                                    ============  ============     ==========

(a) For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
(b) For the period from May 4, 1999 (commencement of operations) through June 30, 1999.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

                                Small-Cap Opportunity Fund                    International Equity Fund
                          --------------------------------------------  ---------------------------------------------
                           Six Months      Period             Year      Six Months         Period           Period
                             Ended          Ended            Ended         Ended           Ended            Ended
                            June 30,    December 31,      February 28,   June 30,       December 31,     February 28,
                              1999         1998(a)            1998         1999           1998(a)          1998(d)
                          ------------  -------------     ------------  -----------     ------------     ------------
                          (Unaudited)                                   (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................  $ 88,050,948  $  77,866,066     $ 47,226,667  $  366,058      $  7,649,448     $26,266,042
 Dividends reinvested...            --      4,840,922       10,900,651          --            48,021          17,816
 Cost of shares
  redeemed..............   (87,179,158)  (163,322,368)     (31,615,686)   (131,792)      (32,664,626)       (866,338)
                          ------------  -------------     ------------  ----------      ------------     -----------
                               871,790    (80,615,380)      26,511,632     234,266       (24,967,157)     25,417,520
                          ------------  -------------     ------------  ----------      ------------     -----------
Class B Shares:
 Proceeds from shares
  issued................       294,362          8,011 (b)           --      43,360 (e)            --              --
 Dividends reinvested...            --             -- (b)           --          -- (e)            --              --
 Cost of shares
  redeemed..............       (13,625)            -- (b)           --          -- (e)            --              --
                          ------------  -------------     ------------  ----------      ------------     -----------
                               280,737          8,011               --      43,360                --              --
                          ------------  -------------     ------------  ----------      ------------     -----------
Institutional Shares:
 Proceeds from shares
  issued................    10,867,084     89,048,532 (c)           --   4,136,366        26,755,898 (c)          --
 Dividends reinvested...            --             -- (c)           --          --                -- (c)          --
 Cost of shares
  redeemed..............   (16,130,162)      (849,359)(c)           --  (2,250,291)         (180,925)(c)          --
                          ------------  -------------     ------------  ----------      ------------     -----------
                            (5,263,078)    88,199,173               --   1,886,075        26,574,973              --
                          ------------  -------------     ------------  ----------      ------------     -----------
Total net increase
 (decrease) from capital
 transactions...........  $ (4,110,551) $   7,591,804     $ 26,511,632  $2,163,701      $  1,607,816     $25,417,520
                          ============  =============     ============  ==========      ============     ===========
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................     7,050,437      6,023,495        3,050,510      32,983           693,655       2,623,705
 Reinvested.............            --        360,456          759,627          --             4,764           1,867
 Redeemed...............    (6,968,522)   (13,280,164)      (2,003,613)    (12,293)       (3,221,732)        (88,124)
                          ------------  -------------     ------------  ----------      ------------     -----------
                                81,915     (6,896,213)       1,806,524      20,690        (2,523,313)      2,537,448
                          ------------  -------------     ------------  ----------      ------------     -----------
Class B Shares:
 Issued.................        23,465            647 (b)           --       4,025 (e)            --              --
 Reinvested.............            --             -- (b)           --          -- (e)            --              --
 Redeemed...............        (1,065)            -- (b)           --          -- (e)            --              --
                          ------------  -------------     ------------  ----------      ------------     -----------
                                22,400            647               --       4,025                --              --
                          ------------  -------------     ------------  ----------      ------------     -----------
Institutional Shares:
 Issued.................       876,757      7,515,579 (c)           --     383,727         2,661,813 (c)          --
 Reinvested.............            --             -- (c)           --          --                -- (c)          --
 Redeemed...............    (1,320,293)       (69,536)(c)           --    (210,873)          (17,292)(c)          --
                          ------------  -------------     ------------  ----------      ------------     -----------
                              (443,536)     7,446,043               --     172,854         2,644,521              --
                          ------------  -------------     ------------  ----------      ------------     -----------
Total net increase
 (decrease) from share
 transactions...........      (339,221)       550,477        1,806,524     197,569           121,208       2,537,448
                          ============  =============     ============  ==========      ============     ===========

---------
(a) For the period from March 1, 1998 through December 31, 1998.

(b) For the period from December 21, 1998 (commencement of operations) through December 31, 1998.

(c) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

(d) For the period from August 15, 1997 (commencement of operations) through February 28, 1998.

(e) For the period from February 2, 1999 (commencement of operations) through June 30, 1999.
                                   Continued

ISG FUNDS

                                 June 30, 1999
                                  (Unaudited)

                                           Moderate
                            Current        Growth &        Growth &                       Aggressive
                             Income         Income          Income          Growth          Growth
                           Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                          ------------   ------------    ------------    ------------    ------------
                          Period Ended   Period Ended    Period Ended    Period Ended    Period Ended
                            June 30,       June 30,        June 30,        June 30,        June 30,
                            1999(c)        1999(e)         1999(h)         1999(l)         1999(m)
                          ------------   ------------    ------------    ------------    ------------
                          (Unaudited)    (Unaudited)     (Unaudited)     (Unaudited)     (Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
 Proceeds from shares
  issued................    $  3,191 (a)  $  132,964 (d)  $  353,978 (g)  $  132,216 (j)  $  201,176
 Dividends reinvested...          12 (a)          14 (d)         109 (g)          -- (j)          --
 Cost of shares
  redeemed..............          -- (a)          -- (d)          -- (g)      (4,633)(j)        (586)
                            --------      ----------      ----------      ----------      ----------
                               3,203         132,978         354,087         127,583         200,590
                            --------      ----------      ----------      ----------      ----------
Class B Shares:
 Proceeds from shares
  issued................      60,551 (b)     809,598       1,590,202         662,977 (k)     344,083 (h)
 Dividends reinvested...         282 (b)         644             444              -- (k)          -- (h)
 Cost of shares
  redeemed..............     (31,174)(b)     (16,197)       (136,322)        (21,000)(k)        (657)(h)
                            --------      ----------      ----------      ----------      ----------
                              29,659         794,045       1,454,324         641,977         343,426
                            --------      ----------      ----------      ----------      ----------
Institutional Shares:
 Proceeds from shares
  issued................     564,165       1,616,022 (f)   5,999,407 (i)   1,113,876       3,189,388 (e)
 Dividends reinvested...       5,019             229 (f)         125 (i)          --              -- (e)
 Cost of shares
  redeemed..............        (236)        (11,860)(f)     (68,843)(i)     (12,980)        (42,108)(e)
                            --------      ----------      ----------      ----------      ----------
                             568,948       1,604,391       5,930,689       1,100,896       3,147,280
                            --------      ----------      ----------      ----------      ----------
Total net increase
 (decrease) from capital
 transactions...........    $601,810      $2,531,414      $7,739,100      $1,870,456      $3,691,296
                            ========      ==========      ==========      ==========      ==========
SHARE TRANSACTIONS:
Class A Shares:
 Issued.................         326 (a)      13,456 (d)      35,074 (g)      13,468 (j)      19,917
 Reinvested.............           1 (a)           1 (d)          11 (g)          -- (j)          --
 Redeemed...............          -- (a)          -- (d)          -- (g)        (476)(j)         (60)
                            --------      ----------      ----------      ----------      ----------
                                 327          13,457          35,085          12,992          19,857
                            --------      ----------      ----------      ----------      ----------
Class B Shares:
 Issued.................       6,132 (b)      81,510         157,462          67,360 (k)      34,567 (h)
 Reinvested.............          29 (b)          65              44              -- (k)          -- (h)
 Redeemed...............      (3,165)(b)      (1,645)        (13,568)         (2,123)(k)         (66)(h)
                            --------      ----------      ----------      ----------      ----------
                               2,996          79,930         143,938          65,237          34,501
                            --------      ----------      ----------      ----------      ----------
Institutional Shares:
 Issued.................      57,231         163,148 (f)     592,170 (i)     112,997         315,715 (e)
 Reinvested.............         512              23 (f)          13 (i)          --              -- (e)
 Redeemed...............         (24)         (1,207)(f)      (6,855)(i)      (1,311)         (4,204)(e)
                            --------      ----------      ----------      ----------      ----------
                              57,719         161,964         585,328         111,686         311,511
                            --------      ----------      ----------      ----------      ----------
Total net increase
 (decrease) from share
 transactions...........      61,042         255,351         764,351         189,915         365,869
                            ========      ==========      ==========      ==========      ==========

---------
(a) For the period from February 23, 1999 (commencement of operations) through June 30, 1999.
(b) For the period from March 17, 1999 (commencement of operations) through June 30, 1999.
(c) For the period from January 25, 1999 (commencement of operations) through June 30, 1999.
(d) For the period from February 9, 1999 (commencement of operations) through June 30, 1999.
(e) For the period from January 28, 1999 (commencement of operations) through June 30, 1999.
(f) For the period from February 10, 1999 (commencement of operations) through June 30, 1999.
(g) For the period from March 8, 1999 (commencement of operations) through June 30, 1999.
(h) For the period from January 27, 1999 (commencement of operations) through June 30, 1999.
(i) For the period from February 8, 1999 (commencement of operations) through June 30, 1999.
(j) For the period from February 11, 1999 (commencement of operations) through June 30, 1999.
(k) For the period from February 15, 1999 (commencement of operations) through June 30, 1999.
(l) For the period from February 1, 1999 (commencement of operations) through June 30, 1999.
(m) For the period from January 13, 1999 (commencement of operations) through June 30, 1999.

--------------------------------------------------------------------------------

                                   ISG FUNDS
                     3435 Stelzer Road . Columbus, OH43219

                               INVESTMENT ADVISER
                          First American National Bank
                 315 Deaderick Street . Nashville, TN37237-0401

                                 ADMINISTRATOR
                         BISYSFund Services Ohio, Inc.
                      3435 Stelzer Road . Columbus, OH43219

                                  DISTRIBUTOR
                     BISYSFund Services Limited Partnership
                     3435 Stelzer Road . Columbus, OH43219

                                   CUSTODIAN
                              The Bank of New York
                   90 Washington Street . New York, NY 10286

                               TRANSFER AGENT &
                           DIVIDEND DISBURSING AGENT
                         BISYSFund Services Ohio, Inc.
                     3435 Stelzer Road . Columbus, OH43219


BISYSFund Services Limited Partnership is the Funds' distributor and is unaffiliated with First American National Bank, the Funds' adviser.

Investments in the Funds are neither guaranteed by nor obligations of First American National Bank or any other bank and are not insured by the FDICor any other government agency. Investments in mutual funds involve risk, including the possible loss of principal. This material must be preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

                                                              BULK RATE
                                                            U.S. POSTAGE
                                                                PAID
                                                            LANCASTER, PA
                                                             PERMIT 1793

                                                                   ISG-0006-0899